UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-05555

                        SANFORD C. BERNSTEIN FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                          1345 Avenue of the Americas
                            New York, New York 10105
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                  Date of fiscal year end: September 30, 2005

                  Date of reporting period: December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund, Inc.
Schedule of Investments
Tax-Managed International Portfolio
December 31, 2004 (Unaudited)

Shares                         Description                          Market Value

EQUITIES: 97.45%
AUSTRALIA: 1.93%
Broadcasting & Publishing
          1,361,501            Publishing & Broadcasting,         $   18,626,500
                               Ltd.
Construction & Housing
          3,787,760            Rinker Group, Ltd.                     31,497,403
Insurance
          2,245,600            Promina Group, Ltd.                     9,481,467
Merchandising
          2,478,346            Coles Myer, Ltd.                       19,064,126
Metal-Steel
          3,590,900            BlueScope Steel, Ltd.                  23,143,361
                                                                  --------------
Total Australian Stocks
(Cost $83,354,577)                                                   101,812,857
                                                                  --------------

BELGIUM: 1.08%
Food & Household Products
            755,500            Delhaize Group                         57,246,046
                                                                  --------------
Total Belgian Stocks
(Cost $35,953,392)                                                    57,246,046
                                                                  --------------

CANADA: 4.43%
Autos & Auto Parts
            271,003            Magna International, Inc.              22,203,279
Banking
          2,205,895            Bank of Nova Scotia                    74,623,824
Energy Sources
            430,000            Nexen, Inc.                            17,405,868
Insurance
          1,146,400            Manulife Financial Corp.               52,789,095
Metal-Nonferrous
          1,069,800            Alcan Inc.                             52,285,130
            485,000            Teck Cominco, Ltd. (Class B)           14,883,385
                                                                  --------------
Total Canadian Stocks
(Cost $159,390,366)                                                  234,190,581
                                                                  --------------

FRANCE: 12.65%
Automobiles
            591,500            Renault S.A.                           49,339,618
Banking
          1,016,738            BNP Paribas S.A.                       73,391,817
            165,000            Credit Agricole S.A.                    4,960,349
            638,060            Societe Generale                       64,326,938

Energy Sources
            477,876            Total S.A.                         $  104,233,490
Food & Household Products
            294,866            Groupe Danone                          27,143,113
Health & Personal Care
            534,566            Essilor International S.A.             41,791,474
          1,123,910            Sanofi-Synthelabo S.A.                 89,491,281
Insurance
          1,406,600            Assurances Generales de France        104,576,171
                               AGF
Machinery & Engineering
            348,465            Schneider Electric S.A.                24,142,474
Metal-Steel
          3,704,296            Arcelor                                85,069,198
                                                                  --------------
Total French Stocks
(Cost $453,522,283)                                                  668,465,923
                                                                  --------------

GERMANY: 5.93%
Automobiles
          1,394,900            Continental AG                         88,313,102
             47,791            Porsche AG (PFD)                       30,328,290
Banking
          1,890,000            Depfa Bank Plc                         31,654,427
Construction & Housing
            780,954            Heidelberg Cement AG                   46,832,967
Data Processing
            456,426            SAP AG                                 80,611,221
Machinery & Engineering
            924,600            MAN AG                                 35,475,769
                                                                  --------------
Total German Stocks
(Cost $236,546,904)                                                  313,215,776
                                                                  --------------

GREECE: 0.06%
Banking
             89,420            EFG Eurobank Ergasias                   3,056,599
                                                                  --------------
Total Greek Stocks
(Cost $2,795,589)                                                      3,056,599
                                                                  --------------

HONG KONG: 1.01%
Merchandising
          8,875,000            Esprit Holdings Ltd.                   53,639,963
                                                                  --------------
Total Hong Kong Stocks
(Cost $38,807,584)                                                    53,639,963
                                                                  --------------

IRELAND: 2.28%
Banking
          1,974,258            Allied Irish Banks plc                 40,722,271
            373,095            Anglo Irish Bank Corp. plc              8,999,372
Construction & Housing
          2,650,023            CRH plc                                70,598,786
                                                                  --------------
Total Irish Stocks
(Cost $94,383,198)                                                   120,320,429
                                                                  --------------

ITALY: 2.74%
Energy Sources
          5,204,322            ENI S.p.A.                            129,920,608
Telecommunications
            255,638            Fastweb (Note A)                       14,645,153
                                                                  --------------
Total Italian Stocks
(Cost $67,351,364)                                                   144,565,761
                                                                  --------------

JAPAN: 22.09%
Automobiles
          2,739,800            Denso Corp.                        $   73,525,682
          2,448,200            Honda Motor Co., Ltd.                 127,672,389
          4,347,400            Nissan Motor Co., Ltd.                 47,733,875
          1,061,700            Suzuki Motor Corp.                     19,370,032
            310,000            Toyota Motor Corp.                     12,690,053
Banking
              3,903            Mitsubishi Tokyo Financial             39,872,547
                               Group, Inc.
             10,000            Sumitomo Mitsui Financial              72,903,105
                               Group, Inc.
              7,209            UFJ Holdings, Inc. (Note A)            44,032,900
Construction & Housing
            482,800            Daito Trust Construction Co.,          22,889,911
                               Ltd.
Data Processing
          2,891,800            Canon, Inc.                           156,637,418
          1,494,000            Ricoh Co., Ltd.                        28,874,033
Electrical & Electronics
          3,293,000            Hitachi Ltd.                           22,912,717
            747,200            Hoya Corp.                             84,210,196
Electronic Components & Instruments
            151,500            Keyence Corp.                          33,941,082
Energy Sources
          3,496,000            Nippon Mining Holdings, Inc.           16,371,886
Financial Services
            401,800            Aeon Credit Service Co., Ltd.          29,866,301
            383,600            Aiful Corp.                            42,300,679
            758,900            Promise Co., Ltd.                      54,204,142
Food & Household Products
            786,000            Nippon Meat Packers, Inc.              10,624,468
Health & Personal Care
          1,041,200            Eisai Co., Ltd.                        34,252,882
            255,800            Takeda Pharmaceutical Co.,             12,883,014
                               Ltd.
Machinery & Engineering
            987,700            Daikin Industries, Ltd.                28,556,234
          5,848,000            Sumitomo Heavy Industries,             21,767,658
                               Ltd. (Note A)
Metal-Steel
          1,862,900            JFE Holdings, Inc.                     53,092,492
Transportation - Road & Rail
              2,176            East Japan Railway Co.                 12,090,699
Wholesale & International Trade
          4,947,000            Mitsubishi Corp.                       63,823,748
                                                                  --------------
Total Japanese Stocks
(Cost $894,797,273)                                                1,167,100,143
                                                                  --------------

NETHERLANDS: 3.14%
Banking
          1,200,000            ABN AMRO Holding N.V.              $   31,675,316
Data Processing
          1,254,982            ASML Holding N.V. (Note A)             19,977,494
Electrical & Electronics
            485,000            Koninklijke (Royal) Philips            12,800,500
                               Electronics N.V.
Insurance
          3,369,941            ING Groep N.V.                        101,496,488
                                                                  --------------
Total Netherlands Stocks
(Cost $142,010,340)                                                  165,949,798
                                                                  --------------

SINGAPORE: 1.42%
Computer/Instrumentation
          1,652,800            Flextronics International,             22,841,696
                               Ltd. (Note A)
Telecommunications
         35,911,720            Singapore Telecommunications,          52,340,210
                                                                  --------------
                               Ltd.
Total Singapore Stocks
(Cost $73,886,634)                                                    75,181,906
                                                                  --------------

SPAIN: 4.04%
Banking
          3,068,006            Banco Bilbao Vizcaya                   54,191,155
                               Argentaria S.A.
Broadcasting & Publishing
            970,574            Gestevision Telecinco S.A.             19,944,490
                               (Note A)
Energy Sources
          2,368,400            Repsol YPF S.A.                        61,355,598
Telecommunications
          1,816,106            Telefonica S.A.                        34,014,803
Textiles & Apparel
          1,503,462            Inditex S.A.                           44,120,297
                                                                  --------------
Total Spanish Stocks
(Cost $173,011,432)                                                  213,626,343
                                                                  --------------

SWEDEN: 2.35%
Electronic Components & Instruments
         15,788,735            Telefonaktiebolaget LM                 49,541,394
                               Ericsson (Note A)
Paper & Forest Products
          1,752,000            Svenska Cellulosa AB                   74,483,621
                                                                  --------------
Total Swedish Stocks
(Cost $101,043,757)                                                  124,025,015
                                                                  --------------

SWITZERLAND: 7.07%
Banking
          1,389,000            Credit Suisse Group                $   58,191,170
            832,587            UBS AG                                 69,554,294
Health & Personal Care
            375,000            Alcon Inc.                             30,225,000
            148,091            Nobel Biocare Holding AG               26,668,430
          1,725,536            Novartis AG                            86,541,444
            725,976            Roche Holding AG                       83,045,119
Textiles & Apparel
            584,559            Compagnie Financiere Richemont         19,393,372
                               AG
                                                                  --------------
Total Swiss Stocks
(Cost $319,074,555)                                                  373,618,829
                                                                  --------------

UNITED KINGDOM: 25.23%
Banking
          1,500,000            Barclays plc                           16,882,560
          3,200,000            HBOS plc                               51,901,532
          3,734,000            HSBC Holdings plc                      62,777,323
          3,883,506            Royal Bank of Scotland Group          130,151,318
                               plc
          1,841,158            Standard Chartered plc                 34,105,173
Business & Public Services
          3,641,316            WPP Group plc                          39,844,722
Construction & Housing
          5,550,000            George Wimpey plc                      43,010,315
          3,280,000            Persimmon plc                          43,383,018
          3,646,800            RMC Group plc                          59,317,215
Data Processing
          4,336,662            Capita Group plc                       30,301,832
Energy Sources
          6,700,000            BP plc                                 65,056,460
          1,350,000            Shell Transport & Trading Co.          11,526,198
                               plc
Financial Services
            893,316            Man Group plc                          25,156,056
Food & Household Products
          2,565,551            Reckitt Benckiser plc                  77,214,566
         16,503,311            Tesco plc                             101,612,497
Health & Personal Care
          2,190,000            GlaxoSmithKline plc                    51,309,285
          3,569,340            Smith & Nephew plc                     36,445,115
Insurance
          6,497,668            Aviva plc                              77,963,452

Leisure & Tourism
          1,288,635            Carnival plc                       $   78,454,919
          1,806,952            Enterprise Inns plc                    27,438,559
          5,421,621            Hilton Group plc                       29,506,340
          3,900,000            Whitbread plc                          63,150,633
Merchandising
          3,189,788            GUS plc                                57,249,392
Metal-Nonferrous
          1,454,425            BHP Billiton plc                       16,960,460
          2,931,530            Xstrata plc                            52,239,270
Telecommunications
         18,452,400            Vodafone Group plc                     50,098,484
                                                                  --------------
Total United Kingdom Stocks
(Cost $988,003,769)                                                1,333,056,694
                                                                  --------------

Total Equities
(Cost $3,863,933,017)                                              5,149,072,663
                                                                  --------------

REPURCHASE AGREEMENT: 2.20%
Repurchase Agreement
        116,155,000            State Street Bank & Trust Co.,        116,155,000
                               dated 12/31/04, 1.40%,
                               maturing 1/3/05 for
                               $116,168,551 collateral
                               $81,225,000 principal amount
                               U.S. Treasury Note, 9.25%,
                               2/15/16, value $118,486,969
                                                                  --------------
Total Repurchase Agreement
(Cost $116,155,000)                                                  116,155,000
                                                                  --------------

INVESTMENT SUMMARY
Total Investments (Cost
$3,980,088,017)                                99.65%             $5,265,227,663
(Note B, below)
Cash and Other Assets, Less
Liabilities
(Note C, below)                                 0.35                  18,295,297
                                                                  --------------
Net Assets                                       100%             $5,283,522,960
                                                                  --------------


================================================================================
LONG STOCK INDEX FUTURES CONTRACTS
--------------------------------------------------------------------------------


                                                   Contract         Unrealized
Contracts             Description                   Amount         Appreciation
--------------------------------------------------------------------------------
650                   DJ Euro Stoxx 50
                      Index, March 2005            18,917,000       $ 331,657
                                                                    ---------
Total Long Stock Index Futures Contracts                            $ 331,657
                                                                    ---------

================================================================================
FOREIGN CURRENCIES
--------------------------------------------------------------------------------
Quantity                            Description                    Market Value
--------------------------------------------------------------------------------

         794,878               Australian Dollar                  $     620,124
       1,492,196               British Pound                          2,858,821
         409,144               Canadian Dollar                          340,075
      10,372,116               Euro                                  14,040,736
       2,374,581               Japanese Yen                              23,115
           6,652               New Zealand Dollar                         4,780
           7,981               Norwegian Krone                            1,312
         133,138               Singapore Dollar                          81,559
      90,296,709               Swedish Krona                         13,536,723
       1,051,650               Swiss Franc                              921,692
                                                                  -------------
Total Foreign Currencies                                          $  32,428,937
                                                                  -------------

================================================================================

(A)   Non-income-producing security.
(B) At December 31, 2004, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $1,289,474,873 and gross unrealized depreciation of investments was $4,335,227 resulting in net unrealized appreciation of $1,285,139,646 (excluding foreign currency transactions and futures contracts).
(C) An amount of U.S. $1,947,375 has been segregated as collateral for the financial futures contracts outstanding as of December 31, 2004.

      Explanation of abbreviations:

      PFD-Preference Shares

      Allocation of assets by industry as of December 31, 2004:
      Automobiles                                                        8.50%
      Autos & Auto Parts                                                 0.42
      Banking                                                           18.32
      Broadcasting & Publishing                                          0.73
      Business & Public Services                                         0.75
      Computer/Instrumentation                                           0.43
      Construction & Housing                                             6.01
      Data Processing                                                    5.99
      Electrical & Electronics                                           2.27
      Electronic Components & Instruments                                1.58
      Energy Sources                                                     7.68
      Financial Services                                                 2.87
      Food & Household Products                                          5.18
      Health & Personal Care                                             9.32
      Insurance                                                          6.56
      Leisure & Tourism                                                  3.76
      Machinery & Engineering                                            2.08
      Merchandising                                                      2.46
      Metal-Nonferrous                                                   2.58
      Metal-Steel                                                        3.05
      Paper & Forest Products                                            1.41
      Telecommunications                                                 2.86
      Textiles & Apparel                                                 1.20
      Transportation - Road & Rail                                       0.23
      Wholesale & International Trade                                    1.21
      Repurchase Agreement                                               2.20
      Cash and Other Assets, Less Liabilities                            0.35
      Total                                                            100.00%
                                                                       =======

Sanford C. Bernstein Fund, Inc.
Schedule of Investments
International Portfolio
December 31, 2004 (Unaudited)

Shares                                  Description              Market Value

EQUITIES: 98.16%
AUSTRALIA: 2.28%
Broadcasting & Publishing
              645,966             Publishing & Broadcasting,     $    8,837,368
                                  Ltd.
Construction & Housing
            2,129,687             Rinker Group, Ltd.                 17,709,573
Insurance
            2,875,000             Promina Group, Ltd.                12,138,946
Merchandising
              818,619             Coles Myer, Ltd.                    6,297,045
Metal-Steel
            1,741,484             BlueScope Steel, Ltd. (Note A)     11,223,869
                                                                 --------------
Total Australian Stocks
(Cost $42,306,896)                                                   56,206,801
                                                                 --------------

BELGIUM: 1.20%
Food & Household Products
              389,800             Delhaize Group (Note A)            29,536,080
                                                                 --------------
Total Belgian Stocks
(Cost $18,092,888)                                                   29,536,080
                                                                 --------------

CANADA: 4.36%
Autos & Auto Parts
              132,168             Magna International, Inc.          10,828,526
                                  (Note A)
Banking
              884,998             Bank of Nova Scotia (Note A)       29,938,852
Energy Sources
              211,000             Nexen, Inc. (Note A)                8,541,019
Insurance
              565,700             Manulife Financial Corp. (Note     26,049,190
                                  A)
Metal-Nonferrous
              516,800             Alcan, Inc. (Note A)               25,257,950
              230,000             Teck Cominco, Ltd. (Class           7,058,100
                                  B)(Note A)
                                                                 --------------
Total Canadian Stocks
(Cost $75,021,147)                                                  107,673,637
                                                                 --------------

FRANCE: 12.76%
Automobiles
              286,200             Renault S.A. (Note A)              23,873,201
Banking
              512,529             BNP Paribas S.A. (Note A)          36,996,192
               98,000             Credit Agricole S.A. (Note A)       2,946,147
              283,100             Societe Generale (Note A)          28,541,134
Energy Sources
              234,907             Total S.A. (Note A)                51,237,510
Health & Personal Care
              254,541             Essilor International S.A.         19,899,589
                                  (Note A)
              623,886             Sanofi-Synthelabo S.A. (Note       49,676,893
                                  A)
Insurance
              678,800             Assurances Generales de France     50,466,590
                                  AGF (Note A)

Machinery & Engineering
              174,814             Schneider Electric S.A. (Note  $   12,111,525
                                  A)
Metal-Steel
            1,724,806             Arcelor (Note A)                   39,610,189
                                                                 --------------
Total French Stocks
(Cost $213,008,682)                                                 315,358,970
                                                                 --------------

GERMANY: 5.72%
Automobiles
              603,700             Continental AG (Note A)            38,221,105
               23,165             Porsche AG (PFD)(Note A)           14,700,568
Banking
              940,000             Depfa Bank plc (Note A)            15,743,472
Construction & Housing
              365,809             Heidelberg Cement AG (Note A)      21,937,171
Data Processing
              219,063             SAP AG (Note A)                    38,689,592
Machinery & Engineering
              315,000             MAN AG (Note A)                    12,086,164
                                                                 --------------
Total German Stocks
(Cost $105,827,937)                                                 141,378,072
                                                                 --------------

GREECE: 0.06%
Banking
               42,120             EFG Eurobank Ergasias               1,439,767
                                                                 --------------
Total Greek Stocks
(Cost $1,316,819)                                                     1,439,767
                                                                 --------------

HONG KONG: 1.03%
Merchandising
            4,229,000             Esprit Holdings, Ltd.              25,559,820
                                                                 --------------
Total Hong Kong Stocks
(Cost $17,452,415)                                                   25,559,820
                                                                 --------------

IRELAND: 2.29%
Banking
              944,312             Allied Irish Banks plc,            19,477,966
              135,911             Anglo Irish Bank Corp. plc          3,278,290
Construction & Housing
            1,271,893             CRH plc                            33,884,272
                                                                 --------------
Total Irish Stocks
(Cost $43,528,631)                                                   56,640,528
                                                                 --------------

ITALY: 2.85%
Energy Sources
            2,547,039             ENI S.p.A. (Note A)                63,584,240
Telecommunications
              120,464             Fastweb (Note B)                    6,901,218
                                                                 --------------
Total Italian Stocks
(Cost $47,707,331)                                                   70,485,458
                                                                 --------------

JAPAN: 22.70%
Automobiles
            1,218,900             Denso Corp.                        32,710,582
            1,113,500             Honda Motor Co., Ltd. (Note A)     58,068,461
            1,971,000             Nissan Motor Co., Ltd. (Note       21,641,318
                                  A)
              500,700             Suzuki Motor Corp.                  9,134,949
              401,000             Toyota Motor Corp.                 16,415,198

Banking
                1,323             Mitsubishi Tokyo Financial     $   13,515,598
                                  Group, Inc.
                4,933             Sumitomo Mitsui Financial          35,963,102
                                  Group, Inc. (Note A)
                3,346             UFJ Holdings, Inc. (Note B)        20,437,520
Construction & Housing
              227,600             Daito Trust Construction Co.,      10,790,687
                                  Ltd.
Data Processing
            1,379,800             Canon Inc. (Note A)                74,738,332
              692,000             Ricoh Co., Ltd. (Note A)           13,374,050
Electrical & Electronics
            1,765,000             Hitachi, Ltd.                      12,280,882
              334,700             Hoya Corp.                         37,721,029
Electronic Components & Instruments
               25,000             Advantest Corp. (Note A)            2,151,685
               71,200             Keyence Corp.                      15,951,188
Energy Sources
            1,680,000             Nippon Mining Holdings, Inc.,       7,867,497
Financial Services
              193,300             Aeon Credit Service Co., Ltd.      14,368,233
                                  (Note A)
              164,950             Aiful Corp.                        18,189,513
              420,500             Promise Co., Ltd.                  30,034,051
Health & Personal Care
              535,700             Eisai Co., Ltd.                    17,623,193
              120,700             Takeda Pharmaceutical Co.,          6,078,889
                                  Ltd.
Machinery & Engineering
              464,700             Daikin Industries, Ltd. (Note      13,435,337
                                  A)
            2,750,000             Sumitomo Heavy Industries,         10,236,159
                                  Ltd. (Notes A & B)
Metal-Steel
              785,000             JFE Holdings, Inc. (Note A)        22,372,434
Miscellaneous Materials
              185,900             Nitto Denko Corp.                  10,181,453
Transportation - Road & Rail
                1,025             East Japan Railway Co.              5,695,297
Wholesale & International Trade
            2,325,000             Mitsubishi Corp. (Note A)          29,996,000
                                                                 --------------
Total Japanese Stocks
(Cost $438,474,761)                                                 560,972,637
                                                                 --------------

NETHERLANDS: 3.56%
Banking
              565,000             ABN AMRO Holding N.V.              14,913,795
Data Processing
              596,307             ASML Holding N.V. (Note B)          9,492,343
Electrical & Electronics
              465,000             Koninklijke (Royal) Philips        12,272,645
                                  Electronics N.V. (Note B)
Insurance
            1,705,376             ING Groep N.V.                     51,362,820
                                                                 --------------
Total Netherlands Stocks
(Cost $73,942,525)                                                   88,041,603
                                                                 --------------

SINGAPORE: 1.44%
Computer/Instrumentation
              820,800             Flextronics International,     $   11,343,456
                                  Ltd. (Notes A & B)
Telecommunications
           16,670,650             Singapore Telecommunications,      24,296,952
                                  Ltd. (Note A)
                                                                 --------------
Total Singapore Stocks
(Cost $34,598,875)                                                   35,640,408
                                                                 --------------

SPAIN: 3.79%
Banking
            1,472,196             Banco Bilbao Vizcaya               26,003,861
                                  Argentaria S.A. (Note A)
Broadcasting & Publishing
              460,783             Gestevision Telecino S.A.           9,468,708
                                  (Notes A & B)
Energy Sources
            1,091,500             Repsol YPF S.A. (Note A)           28,276,320
Telecommunications
              496,707             Telefonica S.A.                     9,303,086
Textiles & Apparel
              698,104             Inditex S.A. (Note A)              20,486,421
                                                                 --------------
Total Spanish Stocks
(Cost $76,792,519)                                                   93,538,396
                                                                 --------------

SWEDEN: 2.15%
Electronic Components & Instruments
            7,484,480             Telefonaktiebolaget LM             23,484,564
                                  Ericsson (Notes A & B)
Paper & Forest Products
              698,600             Svenska Cellulosa AB (Note A)      29,699,919
                                                                 --------------
Total Swedish Stocks
(Cost $43,920,731)                                                   53,184,483
                                                                 --------------

SWITZERLAND: 7.15%
Banking
              666,600             Credit Suisse Group                27,926,734
              384,783             UBS AG                             32,144,761
Health & Personal Care
              178,400             Alcon, Inc.                        14,379,040
               72,191             Nobel Biocare Holding AG           13,000,254
              827,899             Novartis AG                        41,521,924
              338,434             Roche Holding AG                   38,713,803
Textiles & Apparel
              274,460             Compagnie Financiere Richemont      9,105,505
                                  AG
                                                                 --------------
Total Swiss Stocks
(Cost $150,413,620)                                                 176,792,021
                                                                 --------------

UNITED KINGDOM: 24.82%
Banking
            1,455,000             Barclays plc                       16,376,083
            1,026,090             HBOS plc                           16,642,388
            1,780,244             HSBC Holdings plc                  29,930,089
            1,627,198             Royal Bank of Scotland Group       54,533,704
                                  plc
              921,279             Standard Chartered plc             17,065,553

Business & Public Services
            1,658,762             WPP Group plc                  $   18,150,831
Construction & Housing
            1,946,800             George Wimpey plc                  15,086,933
            1,230,000             Persimmon plc                      16,268,632
            1,448,000             RMC Group plc                      23,552,519
Data Processing
            2,067,435             Capita Group plc                   14,445,919
Energy Sources
            3,180,000             BP plc                             30,877,544
            1,295,000             Shell Transport & Trading Co.      11,056,612
                                  plc
Financial Services
              426,554             Man Group plc                      12,011,893
Food & Household Products
            1,198,490             Reckitt Benckiser plc              36,070,570
            7,865,772             Tesco plc                          48,430,326
Health & Personal Care
            1,056,400             GlaxoSmithKline plc                24,750,287
            1,720,123             Smith & Nephew plc                 17,563,494
Insurance
            3,209,929             Aviva plc                          38,514,917
Leisure & Tourism
              581,296             Carnival plc                       35,390,573
              841,212             Enterprise Inns plc                12,773,801
            2,592,107             Hilton Group plc                   14,107,144
            1,469,900             Whitbread plc                      23,801,312
Merchandising
            1,503,959             GUS plc                            26,992,621
Metal-Nonferrous
              808,872             BHP Billiton plc                    9,432,484
            1,349,430             Xstrata plc                        24,046,569
Telecommunications
            9,428,000             Vodafone Group plc                 25,597,131
                                                                 --------------
Total United Kingdom Stocks
(Cost $449,614,171)                                                 613,469,929
                                                                 --------------

Total Equities
(Cost $1,832,019,948)                                             2,425,918,610
                                                                 --------------


Quantity                          Description                    Market Value

REPURCHASE AGREEMENT: 1.04%
Repurchase Agreement
      $    25,875,000             State Street Bank & Trust      $   25,875,000
                                  Co., dated 12/31/04, 1.40%,
                                  maturing 01/03/05 for
                                  $25,878,019, collateral
                                  $18,095,000 principal amount
                                  U.S. Treasury Bond, 9.25%,
                                  02/15/16, value $26,396,081
                                                                 --------------
Total Repurchase Agreement
(Cost $25,875,000)                                                   25,875,000
                                                                 --------------

Total Investments Before Security Lending Collateral - 99.20%
(Cost $1,857,894,948)                                            $2,451,793,610
                                                                 --------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED: 26.19%
Repurchase Agreements
        $ 110,000,000      ABN Amro, dated 12/31/04,             $ 110,000,000
                           1.50%, 01/03/05 for
                           $110,013,750, collateral
                           $101,170,000 principal amount
                           U.S. Treasury Note, 2.750%,
                           06/30/06, value $112,217,862
          110,000,000      Deutsche Bank, dated 12/31/04,          110,000,000
                           1.65%, maturing 01/03/05 for
                           $110,015,125, collateral
                           $80,048,000 principal amount
                           U.S. Treasury Bonds, 4.250% to
                           9.000%, 01/15/10 to 11/15/18,
                           value $112,197,549
          110,000,000      Greenwich Funding, dated                110,000,000
                           12/31/04, 1.50%, maturing
                           01/03/05 for $110,013,750,
                           collateral $103,417,000
                           principal amount U.S. Treasury
                           Note 7.000%, 07/15/06, value
                           $112,946,539
          110,000,000      Morgan Stanley, dated                   110,000,000
                           12/31/04, 1.50%, maturing
                           01/03/05 for $110,013,750,
                           collateral $89,995,000
                           principal amount U.S. Treasury
                           Note, 3.500%, 01/15/11, value
                           113,650,186
          110,000,000      The Bear Stearns Cos., Inc.,            110,000,000
                           dated 12/31/04, 1.40%,
                           maturing 01/03/05 for
                           $110,012,833, collateral
                           $85,520,000 principal amount
                           U.S. Treasury Note, 6.500% to
                           8.875%, 01/15/10 to 11/15/18,
                           value $112,293,086
Time Deposit
           97,216,000      Deutsche Bank Grand Cayman,              97,216,000
                           1.40%, 01/03/05
                                                                 --------------
Total  Investment of Cash Collateral for Securities Loaned
(Cost $647,216,000)                                                647,216,000
                                                                 --------------


INVESTMENT SUMMARY
Total Investments (Cost
$2,505,110,948)                            125.39%               $3,099,009,610
(Note C, below)
Cash and Other Assets, Less
Liabilities                                (25.39)                 (627,593,187)
                                                                 --------------
(Note D, below)
Net Assets                                    100%               $2,471,416,423
                                                                 --------------

================================================================================
LONG STOCK INDEX FUTURES CONTRACTS
--------------------------------------------------------------------------------
                                             Contract               Unrealized
Contracts          Description                Amount              Appreciation
--------------------------------------------------------------------------------
184             DJ Euro Stoxx
                March 2005                  5,355,820             $       92,728
                                                                  --------------
Total Long Stock Index Futures Contracts                          $       92,728
                                                                  --------------

================================================================================
FOREIGN CURRENCIES
--------------------------------------------------------------------------------
Quantity                               Description                  Market Value
--------------------------------------------------------------------------------

          1,053,406               Australian Dollar               $     821,814
            349,199               British Pound                         669,012
            254,655               Canadian Dollar                       211,666
          2,392,488               Euro                                3,238,711
         45,827,436               Japanese Yen                          446,096
              8,266               New Zealand Dollar                      5,940
              1,159               Norwegian Krone                           191
          3,123,627               Singapore Dollar                    1,913,518
         41,509,521               Swedish Krona                       6,222,850
            917,065               Swiss Franc                           803,738
                                                                  -------------

Total Foreign Currencies                                          $ 14,333,536
                                                                  -------------

================================================================================

(A) Represents entire or partial security position out on loan or securities contractually obligated to be loaned at a future date.
(B)   Non-income-producing security.
(C) At December 31, 2004, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $595,598,598 and gross unrealized depreciation of investments was $1,699,936 resulting in net unrealized appreciation of $593,898,662 (excluding foreign currency transactions and futures contracts).
(D) An amount of U.S. $551,257 has been segregated as collateral for the financial futures contracts outstanding as of December 31, 2004.

      Explanation of abbreviations:
      PFD-Preference Shares

      * Includes investment of cash collateral for securities loaned.

      Allocation of assets by industry as of December 31, 2004:

      Automobiles                                                          8.69%
      Autos & Auto Parts                                                   0.44
      Banking                                                             17.96
      Broadcasting & Publishing                                            0.74
      Business & Public Services                                           0.74
      Computer/Instrumentation                                             0.46
      Construction & Housing                                               5.64
      Data Processing                                                      6.10
      Electrical & Electronics                                             2.52
      Electronic Components & Instruments                                  1.68
      Energy Sources                                                       8.15
      Financial Services                                                   3.02
      Food & Household Products                                            4.61
      Health & Personal Care                                               9.84
      Insurance                                                            7.22
      Leisure & Tourism                                                    3.49
      Machinery & Engineering                                              1.94
      Merchandising                                                        2.38
      Metal-Nonferrous                                                     2.66
      Metal-Steel                                                          2.96
      Miscellaneous Materials                                              0.41
      Paper & Forest Products                                              1.20
      Telecommunications                                                   2.67
      Textiles/Apparel                                                     1.20
      Transportation - Road & Rail                                         0.23
      Wholesale & International Trade                                      1.21
      Repurchase Agreement                                                 1.04
      Cash and Other Assets, Less Liabilities*                             0.80
                                                                        -------

      Total                                                              100.00%
                                                                        =======

Sanford C. Bernstein Fund, Inc.
Schedule of Investments
Emerging Markets Value Portfolio
December 31, 2004 (Unaudited)

Shares                             Description                     Market Value
EQUITIES: 98.84%
ARGENTINA: 1.41%
Metal-Steel
              674,000              Acindar Industria Argentina de  $     1,253,901
                                   Aceros S.A.
              666,836              Tenaris S.A.                          3,297,725
              215,000              Tenaris S.A. ADR                     10,513,500
Real Estate
            3,590,027              IRSA Inversiones y                    4,106,339
                                   Representaciones S.A. (Note A)
Utilities-Electric, Gas & Water
            3,143,000              Central Costanera S.A. (Class         4,758,116
                                   B) (Note A)
                                                                   ---------------
Total Argentine Stocks
(Cost $20,467,928)                                                      23,929,581
                                                                   ---------------

BRAZIL: 15.12%
Chemicals
          487,000,000              Braskem S.A. (Class A) (PFD)         24,570,030
                                   (Note A)
Energy Sources
            1,363,000              Petroleo Brasileiros S.A.            49,855,215
                                   (PFD)
Financial Services
            1,072,800              Banco do Brasil S.A.                 13,127,259
              930,000              Unibanco - Uniao de Bancos           29,499,600
                                   Brasileiros S.A. ADR
Metal-Steel
          170,000,000              Companhia Siderurgica de             10,016,943
                                   Tubarao (PFD)
            1,366,760              Gerdau S.A. ADR                      24,601,680
            1,355,000              Usinas Siderurgicas de Minas         27,523,437
                                   Gerais S.A. (PFD)
Paper & Forest Products
            3,600,000              Klabin S.A. (PFD)                     7,319,277
            3,300,000              Suzano Bahia Sul Papel e             17,059,112
                                   Celulose S.A (PFD)
            1,327,115              Votorantim Celulose e Papel          21,635,573
                                   S.A. (PFD)
Utilities-Electric, Gas & Water
          322,253,000              Centrais Eletricas Brasileiras        4,671,212
                                   S.A.
              545,600              Companhia de Comcessoes              11,935,000
                                   Rodoviarias

          234,700,000              Companhia de Saneamento Basico  $    13,913,221
                                   do Estado de Sao Paulo
                                                                   ---------------
Total Brazilian Stocks
(Cost $138,865,912)                                                    255,727,559
                                                                   ---------------

CHINA: 4.57%
Chemicals
           19,300,000              Sinopec Shanghai Petrochemical        7,199,664
                                   Co., Ltd.
Energy Sources
           61,494,000              China Petroleum & Chemical           24,968,140
                                   Corp.
            4,809,000              Yanzhou Coal Mining Co., Ltd.         6,857,410
Insurance
            9,580,000              Ping An Insurance (Group) Co.,       16,515,541
                                   Ltd. of China (Class H) (Note A)
Telecommunications
            6,500,000              China Netcom Group Corp., Ltd.        8,822,432
                                   (Note A)
Utilities-Electric, Gas & Water
           44,000,000              Huadian Power Development Co.,       12,980,532
                                   Ltd.
                                                                   ---------------
Total Chinese Stocks
(Cost $53,151,351)                                                      77,343,719
                                                                   ---------------

HUNGARY: 3.14%
Energy Sources
              759,000              MOL Magyar Olaj-es Gazipari          53,037,326
                                   Rt.                             ---------------
Total Hungarian Stocks
(Cost $21,219,853)                                                      53,037,326
                                                                   ---------------

INDIA: 6.77%
Banking
            7,036,000              Canara Bank Ltd.                     34,508,375
            4,929,558              ICICI Bank Ltd.                      42,226,610
                8,800              ICICI Bank Ltd. ADR                     177,320
              765,000              Oriental Bank of Commerce             5,941,479
            2,956,000              Punjab National Bank Ltd.            27,763,341
Metal-Nonferrous
              116,783              Hindalco Industries Ltd.              3,858,188
                                                                   ---------------
Total Indian Stocks
(Cost $55,943,692)                                                     114,475,313
                                                                   ---------------

INDONESIA: 3.47%
Automobiles
           20,350,000              PT Astra International Tbk           21,047,296
Banking
           57,397,000              PT Bank Central Asia Tbk             18,374,642
           62,308,700              PT Bank Rakyat Indonesia             19,329,637
                                                                   ---------------
Total Indonesian Stocks
(Cost $23,803,887)                                                      58,751,575
                                                                   ---------------

ISRAEL: 3.49%
Banking
            8,968,600              Bank Hapoalim Ltd.              $    30,270,860
           10,544,100              Bank Leumi Le-Israel                 28,776,606
                                                                   ---------------
Total Israeli Stocks
(Cost $34,830,127)                                                      59,047,466
                                                                   ---------------

MALAYSIA: 1.85%
Automobiles
           10,757,000              Tan Chong Motor Holdings              4,692,000
                                   Berhad
Real Estate
            4,308,500              SP Setia Berhad Group                 4,898,084
Utilities-Electric, Gas & Water
           11,424,000              Malakoff Berhad                      21,614,824
                                                                   ---------------
Total Malaysian Stocks
(Cost $17,803,495)                                                      31,204,908
                                                                   ---------------

MEXICO: 6.05%
Banking
            5,750,000              Grupo Financiero Banorte S.A.        36,175,838
                                   de C.V.
Building Materials
            3,651,234              Cemex S.A. de C.V.                   26,636,534
Construction & Housing
            4,946,000              Corporacion GEO S.A. de C.V.          9,884,908
                                   (Note A)
Food & Household Products
            4,150,000              Grupo Minsa S.A. de C.V.                929,826
                                   (Notes A & B)
Merchandising
            1,868,900              Controladora Comercial                2,102,052
                                   Mexicana S.A. de C.V.
Multi-Industry
            5,190,000              Alfa,  S.A. (Class A)                26,512,816
                                                                   ---------------
Total Mexican Stocks
(Cost $56,995,239)                                                     102,241,974
                                                                   ---------------

PHILIPPINES: 1.17%
Telecommunications
              804,800              Philippine Long Distance             19,762,973
                                   Telephone Co. (Note A)
                                                                   ---------------
Total Philippines Stocks
(Cost $12,656,544)                                                      19,762,973
                                                                   ---------------

PORTUGAL: 0.00%
Banking
                    1              Banco Comercial Portugues S.A.                2
                                                                   ---------------
Total Portuguese Stocks
(Cost $0)                                                                        2
                                                                   ---------------

SOUTH AFRICA: 12.13%
Banking
            3,767,146              ABSA Group Ltd.                 $    50,666,447
Broadcasting & Publishing
            1,817,000              Naspers Ltd.                         24,119,469
Chemicals
            2,747,000              AECI Ltd.                            18,961,593
Construction & Housing
            5,320,000              Murray & Roberts Holdings Ltd.       12,946,903
Food & Household Products
            2,629,310              AVI Ltd.                             10,703,386
Health & Personal Care
           10,840,000              Network Healthcare Holdings           9,688,849
                                   Ltd.
Insurance
           19,118,700              Sanlam Ltd.                          43,989,929
Machinery & Engineering
              516,000              Barloworld Ltd.                       9,708,106
Telecommunications
            1,407,960              Telkom SA Ltd.                       24,421,253
                                                                   ---------------
Total South African Stocks
(Cost $89,178,388)                                                     205,205,935
                                                                   ---------------

SOUTH KOREA: 18.17%
Automobiles
              497,700              Hyundai Mobis                        31,407,263
              807,500              Hyundai Motor Co., Ltd.              43,145,382
Banking
            1,048,000              Industrial Bank of Korea              7,329,079
            1,404,440              Industrial Bank of Korea GDR          9,831,080
              356,200              Kookmin Bank (Note A)                13,937,282
            2,010,000              Shinhan Financial                    45,114,338
Chemicals
            1,850,000              Hanwha Chemical Corp.                18,594,160
Construction & Housing
              360,000              Daelim Industrial Co., Ltd.          18,648,155
              490,000              Hyundai Development Co.               7,783,366
              520,000              LG Engineering & Construction        14,281,501
                                   Corp.
Electrical & Electronics
              142,250              LG Electronics Inc.                   8,797,246
Food & Household Products
               13,620              Lotte Confectionery Co., Ltd.        10,456,086
               66,760              Nong Shim Co., Ltd.                  16,010,452
Metal-Steel
            1,829,500              INI Steel Co.                        23,782,707
              211,900              POSCO                                38,133,648
                                                                   ---------------
Total South Korean Stocks
(Cost $182,541,943)                                                    307,251,745
                                                                   ---------------

TAIWAN: 12.84%
Electrical & Electronics
           55,959,427              Compal Electronics Inc.         $    55,787,665
            3,853,237              Gigabyte Technology Co., Ltd.         4,671,385
            8,183,391              Hon Hai Precision Industry           37,889,105
                                   Co., Ltd.
           25,011,478              Taiwan Semiconductor                 39,725,266
                                   Manufacturing Co., Ltd.
Electronic Components & Instruments
           43,100,000              CMC Magnetics Corp.                  22,319,401
           19,180,000              Ritek Corp.                           7,131,961
Metal-Steel
           16,064,600              China Steel Corp.                    18,115,923
              649,980              China Steel Corp. GDR                14,527,053
Telecommunications
           13,970,000              Far EasTone Telecommunications       16,917,569
                                   Co., Ltd.
                                                                   ---------------
Total Taiwanese Stocks
(Cost $198,785,162)                                                    217,085,328
                                                                   ---------------

THAILAND: 3.60%
Banking
           66,348,200              Bank of Ayudhya Public Co.,          20,493,653
                                   Ltd. (Foreign) (Note A)
Chemicals
            5,625,700              National Petrochemical Public        15,494,206
                                   Co., Ltd. (Foreign)
Energy Sources
            5,580,000              PTT Public Co., Ltd. (Foreign)       24,847,876
                                   (PFD)                           ---------------
Total Thai Stocks
(Cost $28,226,550)                                                      60,835,735
                                                                   ---------------

TURKEY: 5.06%
Automobiles
        2,748,521,900              Ford Otomotiv Sanayi A.S.            21,808,813
Banking
        6,325,519,960              Akbank T.A.S. ADR                    39,168,033
               15,911              Turkiye Garanti Bankasi A.S.                 50
Broadcasting & Publishing
        2,000,000,000              Dogan Yayin Holding A.S.              9,047,090
Energy Sources
        1,541,250,000              Tupras-Turkiye Petrol                15,628,231
                                   Rafinerileri A.S.               ---------------
Total Turkish Stocks
(Cost $29,536,710)                                                      85,652,217
                                                                   ---------------

Total Equities
(Cost $964,006,781)                                                  1,671,553,356
                                                                   ---------------

Quantity                           Description                     Market Value

REPURCHASE AGREEMENT: 1.45%
Repurchase Agreement
         $ 24,541,000              State Street Bank & Trust Co.,  $    24,541,000
                                   dated 12/31/04, 1.40%,
                                   maturing 01/03/05 for
                                   $24,543,863, collateral
                                   $17,160,000 principal amount
                                   U.S. Treasury Bond, 9.25%,
                                   02/15/16, value $25,032,150
                                                                   ---------------
Total Repurchase Agreement
(Cost $24,541,000)                                                      24,541,000
                                                                   ---------------

INVESTMENT SUMMARY
Total Investments (Cost
$988,547,781)                                       100.29%        $ 1,696,094,356
(Note C, below)
Cash and Other Assets, Less
Liabilities                                          (0.29)             (4,985,953)
                                                                   ---------------
Net Assets                                             100%        $ 1,691,108,403
                                                                   ---------------

================================================================================
FOREIGN CURRENCIES
--------------------------------------------------------------------------------
Quantity                          Description                       Market Value
--------------------------------------------------------------------------------
         128,394              Argentine Peso                         $    43,194
       1,120,200              Brazilian Real                             421,762
         637,133              Czech Koruna                                28,409
             171              Euro                                           231
          70,418              Hong Kong Dollar                             9,060
      49,207,369              Hungarian Forint                           271,115
   5,184,872,500              Indonesian Rupiah                          558,564
       2,017,935              Israeli Shekel                             467,115
         455,052              Malaysian Ringgit                          119,751
      13,421,250              Mexican Peso                             1,202,837
      18,043,806              New Taiwan Dollar                          567,594
         472,200              Polish Zloty                               157,400
      11,439,493              South African Rand                       2,024,689
           1,279              South Korean Won                                 1
       3,612,344              Thailand Baht                               92,982
                                                                     -----------
Total Foreign Currencies                                             $ 5,964,704
                                                                     -----------

--------------------------------------------------------------------------------

(A)   Non-income-producing security. (B) Illiquid security.
(C) At December 31, 2004, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $724,646,674 and gross unrealized depreciation of investments was $17,100,099 resulting in net unrealized appreciation of $707,546,575 (excluding foreign currency transactions).

      Explanation of abbreviations:
      ADR - American Depository Receipts
      GDR - Global Depository Receipts
      PFD - Preference Shares

      Allocation of assets by industry as of December 31, 2004:
      Automobiles                                                        7.22%
      Banking                                                           25.43
      Broadcasting & Publishing                                          1.96
      Building Materials                                                 1.58
      Chemicals                                                          5.02
      Construction & Housing                                             3.76
      Electrical & Electronics                                           8.69
      Electronic Components & Instruments                                1.74
      Energy Sources                                                    10.36
      Financial Services                                                 2.52
      Food & Household Products                                          2.25
      Health & Personal Care                                             0.57
      Insurance                                                          3.58
      Machinery & Engineering                                            0.57
      Merchandising                                                      0.12
      Metal-Nonferrous                                                   0.23
      Metal-Steel                                                       10.16
      Multi-Industry                                                     1.57
      Paper & Forest Products                                            2.72
      Real Estate                                                        0.53
      Telecommunications                                                 4.13
      Utilities-Electric, Gas & Water                                    4.13
      Repurchase Agreement                                               1.45
      Cash and Other Assets, Less Liabilities                           (0.29)
                                                                       -------
      Total                                                            100.00%
                                                                       =======

Sanford C. Bernstein Fund, Inc.
Schedule of Investments
Intermediate Duration Portfolio
December 31, 2004 (Unaudited)

Principal Amount                Description                       Market Value

SHORT-TERM INVESTMENTS: 45.39%
Commercial Paper: 5.07%
   $     50,000,000             Rabobank USA Financial Corp.      $   49,993,972
                                2.17%, 01/03/2005
         50,000,000             UBS Finance Llc                       49,993,945
                                2.18%, 01/03/2005
         50,000,000             Landesbank Baden Wurtt                49,993,861
                                2.21%, 01/03/2005
                                                                  --------------
Total Commercial Paper
(Cost $149,981,778)                                                  149,981,778
                                                                  --------------
U.S. Treasury Bills: 40.01%
        285,780,000             00.01%, 01/06/2005,                  285,699,057
                                (Note A)
        280,805,000             00.01%, 01/20/2005,                  280,523,415
                                (Note A)
         66,000,000             00.01%, 02/10/2005,                   65,846,220
                                (Note A)
        266,250,000             00.01%, 02/17/2005,                  265,530,459
                                (Note A)
        287,925,000             00.01%, 03/10/2005,                  286,727,462
                                (Note A)
                                                                  --------------

Total U.S. Treasury Bills
(Cost $1,184,326,613)                                              1,184,326,613
                                                                  --------------
Repurchase Agreement: 0.31%
          9,000,000             State Street Bank & Trust Co.,         9,000,000
                                Repurchase Agreement, Dated
                                12/31/04, 2.00%, maturing
                                01/03/05 for $9,001,500,
                                collateralized by $9,000,000
                                FHLMC, 5.00%, due 04/01/14,
                                value $9,090,657
Total Repurchase Agreement
(Cost $9,000,000)                                                      9,000,000
                                                                  --------------
Total Short-Term Investments
(Cost $1,343,308,391)                                              1,343,308,391
                                                                  --------------

U.S. TREASURY NOTES: 8.45%
         91,235,000             2.50%, 09/30/2006,                    90,447,368
                                (Note A)

   $     98,290,000             3.50%, 08/15/2009,                $   98,021,275
                                (Note A)
          6,725,000             3.50%, 11/15/2009,                     6,693,473
                                (Note A)
         45,181,320             2.00%, 07/15/2014,                    46,614,426
                                (Note A)
          8,220,000             4.25%, 11/15/2014,                     8,241,512
                                (Note A)
                                                                  --------------

Total U.S. Treasury Notes
(Cost $250,602,181)                                                  250,018,054
                                                                  --------------

U.S. TREASURY BONDS: 1.47%
         40,155,000             5.375%, 02/15/2031,                   43,420,726
                                (Note A)
                                                                  --------------

Total U.S. Treasury Bonds
(Cost $43,236,497)                                                    43,420,726
                                                                  --------------

U.S. GOVERNMENT SPONSORED AGENCY OBLIGATIONS: 9.14%
         65,960,000             Federal National Mortgage             65,960,000
                                Association,
                                3.25%, 06/28/2006,
                                Callable 06/28/2005 @ 100.00
                                (Note A)
         35,220,000             Federal Home Loan Mortgage            35,269,660
                                Corp.,
                                3.75%, 08/03/2007,
                                Callable 08/03/2004 @100.00
                                (Note A)
         55,365,000             Federal National Mortgage             55,058,832
                                Association,
                                3.41%, 08/30/2007,
                                Callable 09/01/2005 @ 100.00
                                (Note A)
         20,730,000             Federal National Mortgage             20,633,398
                                Association
                                3.55%, 11/16/2007,
                                Callable 11/16/2005 @ 100.00
                                (Note A)
         37,660,000             Federal Home Loan Mortgage            38,314,568
                                Corp.
                                4.25%, 07/15/2009,
                                (Note A)
         26,250,000             Federal Home Loan Banks               26,194,455
                                3.75%, 08/18/2009,
                                (Note A)
         29,055,000             Federal Home Loan Mortgage            29,171,220
                                Corp.
                                5.125%, 11/07/2013,
                                Callable 11/07/2005 @ 100.00
                                (Note A)

   $         45,000             Federal National Mortgage         $       45,034
                                Association,
                                4.625%, 10/15/2014,
                                (Note A)
                                                                  --------------

Total U.S. Government Sponsored Agency Obligations
(Cost $271,460,322)                                                  270,647,167
                                                                  --------------

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.23%
          3,072,867             Countrywide Home Loans, Series         3,056,581
                                2003-49 Class A1, 1.64%,
                                12/19/2033,
                                (Notes A & B)
          3,668,482             Deutsche Mortgage Securities           3,668,482
                                Inc., Series 2004-4 Class 1A,
                                2.63%, 04/25/2034,
                                (Notes A & B)
                                                                  --------------

Total Collateralized Mortgage Obligations
(Cost $6,738,364)                                                      6,725,063
                                                                  --------------

MORTGAGE PASS-THROUGHS: 39.26%
          2,305,736             Federal National Mortgage              2,417,632
                                Association Pool #545296,
                                6.00%, 11/01/2016,
                                (Note A)
          8,103,441             Federal National Mortgage              8,488,354
                                Association Pool #631365,
                                6.00%, 02/01/2017,
                                (Note A)
        135,335,000             Federal National Mortgage            134,869,718
                                Assocation Pool TBA, 4.50%,
                                01/25/2020,
                                (Note C)
         97,220,000             Federal National Mortgage            100,440,413
                                Association Pool TBA, 5.50%,
                                01/25/2020,
                                (Note C)
                  8             Federal Home Loan Mortgage                     9
                                Corp. Pool #C80297, 8.50%,
                                05/01/2025,
                                (Note A)
            202,025             Federal National Mortgage                212,652
                                Association Pool #333044,
                                6.50%, 01/01/2026,
                                (Note A)

   $         32,580             Federal National Mortgage         $       34,294
                                Association Pool #313097,
                                6.50%, 05/01/2026,
                                (Note A)
              3,584             Government National Mortgage               3,923
                                Association Pool #442121,
                                8.50%, 11/15/2026,
                                (Note A)
              5,531             Government National Mortgage               5,891
                                Association Pool #780651,
                                7.00%, 10/15/2027,
                                (Note A)
          1,501,787             Federal National Mortgage              1,579,014
                                Association Pool #313954,
                                6.50%, 01/01/2028,
                                (Note A)
            342,968             Federal National Mortgage                360,402
                                Association Pool #412590,
                                6.50%, 02/01/2028,
                                (Note A)
              3,171             Federal National Mortgage                  3,332
                                Association Pool #407377,
                                6.50%, 05/01/2028,
                                (Note A)
              6,414             Federal National Mortgage                  6,740
                                Association Pool #429079,
                                6.50%, 07/01/2028,
                                (Note A)
              4,287             Federal National Mortgage                  4,504
                                Association Pool #433290,
                                6.50%, 07/01/2028,
                                (Note A)
              2,006             Federal National Mortgage                  2,108
                                Association Pool #436842,
                                6.50%, 07/01/2028,
                                (Note A)
              2,465             Federal National Mortgage                  2,590
                                Association Pool #426591,
                                6.50%, 08/01/2028,
                                (Note A)
              2,610             Federal National Mortgage                  2,742
                                Association Pool #434908,
                                6.50%, 09/01/2028,
                                (Note A)
              2,716             Federal National Mortgage                  2,854
                                Association Pool #323380,
                                6.50%, 10/01/2028,
                                (Note A)

   $          2,187             Federal National Mortgage         $        2,298
                                Association Pool #442516,
                                6.50%, 10/01/2028,
                                (Note A)
              4,533             Federal National Mortgage                  4,767
                                Association Pool #450697,
                                6.50%, 10/01/2028,
                                (Note A)
              2,208             Federal National Mortgage                  2,321
                                Association Pool #323427,
                                6.50%, 11/01/2028,
                                (Note A)
              2,376             Federal National Mortgage                  2,497
                                Association Pool #451813,
                                6.50%, 11/01/2028,
                                (Note A)
             78,708             Federal National Mortgage                 82,709
                                Association Pool #442847,
                                6.50%, 12/01/2028,
                                (Note A)
            480,647             Federal National Mortgage                505,080
                                Association Pool #252212,
                                6.50%, 01/01/2029,
                                (Note A)
          1,918,047             Federal National Mortgage              2,015,548
                                Association Pool #323621,
                                6.50%, 01/01/2029,
                                (Note A)
             76,985             Federal National Mortgage                 80,899
                                Association Pool #453108,
                                6.50%, 01/01/2029,
                                (Note A)
             33,275             Federal National Mortgage                 34,954
                                Association Pool #455686,
                                6.50%, 01/01/2029,
                                (Note A)
            388,245             Federal National Mortgage                407,981
                                Association Pool #481624,
                                6.50%, 01/01/2029,
                                (Note A)
              2,381             Federal National Mortgage                  2,501
                                Association Pool #459634,
                                6.50%, 02/01/2029,
                                (Note A)
             40,419             Federal National Mortgage                 42,458
                                Association Pool #485793,
                                6.50%, 02/01/2029,
                                (Note A)

   $          4,149             Federal National Mortgage         $        4,358
                                Association Pool #484720,
                                6.50%, 03/01/2029,
                                (Note A)
             29,755             Federal National Mortgage                 31,255
                                Association Pool #484733,
                                6.50%, 03/01/2029,
                                (Note A)
              2,897             Federal National Mortgage                  3,044
                                Association Pool #489287,
                                6.50%, 03/01/2029,
                                (Note A)
             26,069             Federal National Mortgage                 27,384
                                Association Pool #490466,
                                6.50%, 03/01/2029,
                                (Note A)
             21,678             Federal National Mortgage                 22,771
                                Association Pool #491193,
                                6.50%, 03/01/2029,
                                (Note A)
              4,158             Federal National Mortgage                  4,368
                                Association Pool #491672,
                                6.50%, 03/01/2029,
                                (Note A)
            369,132             Federal National Mortgage                387,896
                                Association Pool #323979,
                                6.50%, 04/01/2029,
                                (Note A)
              3,053             Federal National Mortgage                  3,207
                                Association Pool #493940,
                                6.50%, 04/01/2029,
                                (Note A)
              4,475             Federal National Mortgage                  4,701
                                Association Pool #494356,
                                6.50%, 04/01/2029,
                                (Note A)
             32,008             Federal National Mortgage                 33,623
                                Association Pool #489500,
                                6.50%, 06/01/2029,
                                (Note A)
              3,195             Federal National Mortgage                  3,356
                                Association Pool #495046,
                                6.50%, 06/01/2029,
                                (Note A)
            714,431             Federal National Mortgage                750,465
                                Association Pool #500265,
                                6.50%, 06/01/2029,
                                (Note A)

   $          4,434             Federal National Mortgage         $        4,657
                                Association Pool #500441,
                                6.50%, 06/01/2029,
                                (Note A)
             37,762             Federal National Mortgage                 39,667
                                Association Pool #500745,
                                6.50%, 06/01/2029,
                                (Note A)
             65,005             Federal National Mortgage                 68,284
                                Association Pool #501305,
                                6.50%, 06/01/2029,
                                (Note A)
              3,432             Federal National Mortgage                  3,605
                                Association Pool #501448,
                                6.50%, 06/01/2029,
                                (Note A)
              3,426             Federal National Mortgage                  3,599
                                Association Pool #504076,
                                6.50%, 06/01/2029,
                                (Note A)
              3,142             Federal National Mortgage                  3,301
                                Association Pool #489847,
                                6.50%, 07/01/2029,
                                (Note A)
            120,797             Federal National Mortgage                126,890
                                Association Pool #504732,
                                6.50%, 07/01/2029,
                                (Note A)
            116,865             Federal National Mortgage                122,759
                                Association Pool #505508,
                                6.50%, 07/01/2029,
                                (Note A)
             75,720             Federal National Mortgage                 79,539
                                Association Pool #508584,
                                6.50%, 08/01/2029,
                                (Note A)
              4,502             Federal National Mortgage                  4,730
                                Association Pool #252715,
                                6.50%, 09/01/2029,
                                (Note A)
            310,251             Federal National Mortgage                325,899
                                Association Pool #510359,
                                6.50%, 09/01/2029,
                                (Note A)
              2,170             Federal National Mortgage                  2,279
                                Association Pool #520067,
                                6.50%, 11/01/2029,
                                (Note A)

   $        116,561             Federal National Mortgage         $      122,440
                                Association Pool #527245,
                                6.50%, 11/01/2029,
                                (Note A)
            130,093             Federal National Mortgage                136,549
                                Association Pool #642082,
                                6.50%, 05/01/2032,
                                (Note A)
            331,030             Federal National Mortgage                347,455
                                Association Pool #650996,
                                6.50%, 07/01/2032,
                                (Note A)
            104,816             Federal National Mortgage                110,017
                                Association Pool #651749,
                                6.50%, 08/01/2032,
                                (Note A)
            386,453             Federal National Mortgage                405,628
                                Association Pool #653591,
                                6.50%, 08/01/2032,
                                (Note A)
            219,146             Federal National Mortgage                230,020
                                Association Pool #655121,
                                6.50%, 09/01/2032,
                                (Note A)
             30,380             Federal National Mortgage                 31,887
                                Association Pool #658979,
                                6.50%, 09/01/2032,
                                (Note A)
            790,647             Federal National Mortgage                829,879
                                Association Pool #659534,
                                6.50%, 09/01/2032,
                                (Note A)
            801,417             Federal National Mortgage                841,183
                                Association Pool #659080,
                                6.50%, 10/01/2032,
                                (Note A)
            608,052             Federal National Mortgage                638,223
                                Association Pool #667021,
                                6.50%, 11/01/2032,
                                (Note A)
            330,209             Federal National Mortgage                346,593
                                Association Pool #673978,
                                6.50%, 12/01/2032,
                                (Note A)
            559,133             Federal National Mortgage                586,877
                                Association Pool #677849,
                                6.50%, 12/01/2032,
                                (Note A)

   $        158,822             Federal National Mortgage         $      166,609
                                Association Pool #695022,
                                6.50%, 02/01/2033,
                                (Note A)
            440,643             Federal National Mortgage                462,247
                                Association Pool #695153,
                                6.50%, 03/01/2033,
                                (Note A)
            396,782             Federal National Mortgage                416,236
                                Association Pool #746307,
                                6.50%, 10/01/2033,
                                (Note A)
         52,667,707             Federal National Mortgage             52,358,754
                                Association Pool #725231,
                                5.00%, 02/01/2034,
                                (Note A)
         55,175,000             Government National Mortgage          55,157,785
                                Association Pool TBA, 5.00%,
                                01/15/2035,
                                (Note C)
         34,960,000             Federal Home Loan Mortgage            36,107,108
                                Corp. Pool TBA, 6.00%,
                                01/15/2035,
                                (Note C)
         24,305,000             Government National Mortgage          25,178,473
                                Association Pool TBA, 6.00%,
                                01/15/2035,
                                (Note C)
        115,445,000             Federal National Mortgage            114,507,009
                                Association Pool TBA, 5.00%,
                                01/25/2035,
                                (Note C)
        309,630,000             Federal National Mortgage            314,274,450
                                Association Pool TBA, 5.50%,
                                01/25/2035,
                                (Note C)
        123,180,000             Federal National Mortgage            127,337,325
                                Association Pool TBA, 6.00%,
                                01/25/2035,
                                (Note C)
        169,615,000             Federal National Mortgage            177,830,812
                                Association Pool TBA, 6.50%,
                                01/25/2035,
                                (Note C)
                                                                  --------------
Total Mortgage Pass-Throughs
(Cost $1,162,933,929)                                              1,162,106,381
                                                                  --------------

AEROSPACE/DEFENSE: 0.07%
   $      1,865,000             Boeing Capital Corp., Senior      $    1,928,871
                                Note, 4.75%, 08/25/2008,
                                (Note A)
                                                                  --------------

Total Aerospace/Defense
(Cost $1,862,656)                                                      1,928,871
                                                                  --------------

AUTOMOTIVE: 0.89%
            980,000             Ford Motor Credit Company                988,921
                                5.70%, 01/15/2010,
                                (Note A)
          4,145,000             General Motors Acceptance              4,448,895
                                Corp.
                                7.75%, 01/19/2010,
                                (Note A)
            244,000             TRW Automotive, Senior                   294,020
                                Subordinated Note,
                                11.00%, 02/15/2013,
                                Callable 02/15/2008 @ 105.50
                                (Note A)
          2,805,000             Ford Motor Co.,                        2,524,320
                                6.375%, 02/01/2029,
                                (Note A)
          2,765,000             Ford Motor Co.,                        2,780,866
                                7.45%, 07/16/2031,
                                (Note A)
         14,860,000             General Motors Corp.,                 15,396,193
                                8.375%, 07/15/2033,
                                (Note A)
                                                                  --------------
Total Automotive
(Cost $26,577,858)                                                    26,433,215
                                                                  --------------

BANKING:                 2.40%
         16,395,000             Mizuho Financial Group Ltd.           17,967,280
                                (Cayman),
                                8.375%, 04/27/2009,
                                (Note A)
          4,770,000             Suntrust Bank,                         4,769,523
                                2.53%, 06/02/2009,
                                (Notes A & B)
          4,435,000             Wells Fargo & Co. Senior Note,         4,453,024
                                4.20%, 01/15/2010,
                                (Note A)
          4,100,000             Huntington National Bank               4,113,833
                                Senior Note, 4.375%,
                                01/15/2010,
                                (Note A)

   $      8,595,000             JP Morgan Chase & Co.,            $    9,655,683
                                6.75%, 02/01/2011,
                                (Note A)
          6,460,000             Barclays Bank plc Rule 144A,           7,866,226
                                8.55%, 06/15/2011,
                                Callable 06/15/2011 @ 100.00
                                (Notes A & D)
          1,145,000             Bank of America Corp., Senior          1,264,543
                                Note, 6.25%, 04/15/2012,
                                (Note A)
          1,500,000             Capital One Bank, Subordinated         1,639,034
                                Note, 6.50%, 06/13/2013,
                                (Note A)
          2,366,000             UFJ Finance Aruba AEC,                 2,636,602
                                6.75%, 07/15/2013,
                                (Note A)
          1,290,000             Bank of America Corp. Senior           1,346,212
                                Note, 5.375%, 06/15/2014,
                                (Note A)
          7,490,000             RBS Capital Trust III,                 7,656,360
                                5.512%, 09/29/2049,
                                Callable 09/30/2014 @ 100.00
                                (Notes A & B)
          8,005,000             RBS Capital Trust I,                   7,798,439
                                4.709%, 12/29/2049,
                                Callable 07/01/2013 @ 100.00
                                (Notes A & B)
                                                                  --------------

Total Banking
(Cost $69,109,553)                                                    71,166,759
                                                                  --------------

BROADCASTING/MEDIA: 1.15%
          3,485,000             WPP Finance Corp., Rule 144A,          3,626,972
                                5.875%, 06/15/2014,
                                (Notes A & D)
         11,760,000             Time Warner Entertainment Co.,        14,743,606
                                Senior Debenture, 8.375%,
                                03/15/2023,
                                (Note A)
          6,960,000             AOL Time Warner Inc.,                  8,512,901
                                7.70%, 05/01/2032,
                                (Note A)
          6,765,000             News America Holdings,                 7,200,037
                                6.55%, 03/15/2033,
                                (Note A)
                                                                  --------------
Total Broadcasting/Media
(Cost $32,540,285)                                                    34,083,516
                                                                  --------------

CABLE: 0.52%
   $      2,115,000             British Sky Broadcasting Group    $    2,320,176
                                plc,
                                6.875%, 02/23/2009,
                                (Note A)
            710,000             Insight Midwest LP, Senior               743,725
                                Note, 9.75%, 10/01/2009,
                                Callable 10/01/2004 @ 104.88
                                (Note A)
          2,730,000             Charter Communications                 2,839,200
                                Operating LLC, Senior Note,
                                Rule 144A, 8.00%, 04/30/2012,
                                (Notes A & D)
          8,405,000             Comcast Corp., Class A, 7.05%,         9,617,236
                                03/15/2033,
                                (Note A)
                                                                  --------------
Total Cable
(Cost $14,701,268)                                                    15,520,337
                                                                  --------------

COMMUNICATIONS: 1.67%
          5,595,000             Telus Corp.,                           6,078,968
                                7.50%, 06/01/2007,
                                (Note A)
         11,555,000             Telecom Italia Capital Corp.,         11,329,539
                                Rule 144A, 4.00%, 01/15/2010,
                                (Notes A & D)
          6,270,000             SBC Communications, Inc.               6,328,273
                                5.10%, 09/15/2014,
                                (Note A)
          1,110,000             SBC Communications Inc.,               1,146,686
                                5.625%, 06/15/2016,
                                (Note A)
          7,500,000             Sprint Capital Corp.                   8,210,902
                                6.875%, 11/15/2028,
                                (Note A)
         12,175,000             Sprint Capital Corp.                  16,220,862
                                8.75%, 03/15/2032,
                                (Note A)
                                                                  --------------
Total Communications
(Cost $46,571,290)                                                    49,315,230
                                                                  --------------

COMMUNICATIONS-FIXED: 0.17%
          3,710,000             British Telecommunications             4,967,768
                                plc,
                                8.875%, 12/15/2030,
                                (Note A)
                                                                  --------------

Total Communications-Fixed
(Cost $4,787,622)                                                 $    4,967,768
                                                                  --------------

COMMUNICATIONS-MOBILE: 0.55%
   $      2,805,000             Rural Cellular Corp.                   2,966,288
                                8.25%, 03/15/2012,
                                Callable 03/15/08 @ 104.12
                                (Note A)
          1,380,000             PanAmSat Corp., Rule 144A,             1,540,425
                                9.00%, 08/15/2014,
                                Callable 08/15/2009 @ 104.50
                                (Notes A & D)
          8,790,000             AT&T Wireless Services Inc.,          11,851,671
                                Senior Note, 8.75%,
                                03/01/2031,
                                (Note A)
                                                                  --------------
Total Communications-Mobile
(Cost $14,632,335)                                                    16,358,384
                                                                  --------------

CONGLOMERATE/MISCELLANEOUS: 0.29%
          7,700,000             Hutchison Whampoa                      8,534,588
                                International Ltd., Rule 144A,
                                7.45%, 11/24/2033,
                                (Notes A & D)
                                                                  --------------
Total Conglomerate/Miscellaneous
(Cost $7,669,321)                                                      8,534,588
                                                                  --------------

CONSUMER MANUFACTURING: 0.24%
          2,800,000             Fortune Brands Inc.                    2,773,764
                                2.875%, 12/01/2006,
                                (Note A)
          2,860,000             Broder Brothers, Senior Note,          2,988,700
                                11.25%, 10/15/2010,
                                Callable 10/15/2007 @ 105.62
                                (Note A)
          1,405,000             Jostens IH Corp., Rule 144A,           1,461,200
                                7.625%, 10/01/2012,
                                Callable 10/01/2008 @ 103.81
                                (Notes A & D)
                                                                  --------------
Total Consumer Manufacturing
(Cost $7,065,431)                                                      7,223,664
                                                                  --------------

ENERGY: 0.53%
   $      1,040,000             Hilcorp Energy I LP, Senior       $    1,175,200
                                Note, Rule 144A, 10.50%,
                                09/01/2010,
                                Callable 09/01/2007 @ 105.25
                                (Notes A & D)
          4,930,000             Conoco Inc., Senior Note,              5,821,615
                                6.95%, 04/15/2029,
                                (Note A)
          7,255,000             Valero Energy Corp.,                   8,750,843
                                7.50%, 04/15/2032,
                                (Note A)
                                                                  --------------

Total Energy
(Cost $14,187,350)                                                    15,747,658
                                                                  --------------

ENTERTAINMENT/LEISURE: 0.04%
          1,095,000             NCL Corp., Senior Note, Rule           1,095,000
                                144A, 10.625%, 07/15/2014,
                                Callable 07/15/2009 @ 105.31
                                (Notes A & D)
                                                                  --------------
Total Entertainment/Leisure
(Cost $1,095,000)                                                      1,095,000
                                                                  --------------

FINANCIAL: 6.22%
          2,945,000             CIT Group Inc., Medium-Term            2,945,012
                                Note, 2.53%, 05/18/2007,
                                (Notes A & B)
         22,130,000             General Electric Capital              22,142,127
                                Corp., Medium-Term Note,
                                2.581%, 06/22/2007,
                                (Notes A & B)
          8,840,000             Household Finance Corp.,               9,614,181
                                6.50%, 11/15/2008,
                                (Note A)
          9,990,000             American General Finance              10,165,834
                                Corp., Medium-Term Note,
                                4.625%, 05/15/2009,
                                (Note A)
          3,435,000             Citigroup Inc.,                        3,440,214
                                2.59%, 06/09/2009,
                                (Notes A & B)
          3,300,000             Dow Jones Cdx High Yield               3,392,812
                                Series 3-1, Rule 144A, 7.75%,
                                12/29/2009,
                                (Notes A & D)

   $     57,915,000             Dow Jones Cdx High Yield          $   59,399,072
                                Series 3-3, Rule 144A, 8.00%,
                                12/29/2009,
                                (Notes A & D)
          5,700,000             Berkshire Hathaway Finance             5,663,412
                                Corp.,
                                4.20%, 12/15/2010,
                                (Note A)
          5,150,000             Ford Motor Credit Co.,                 5,550,418
                                7.375%, 02/01/2011,
                                (Note A)
          6,600,000             CountryWide Home Loans, Inc.,          6,416,916
                                Medium-Term Note, Series L,
                                4.00%, 03/22/2011,
                                (Note A)
          6,275,000             General Electric Capital Corp.         6,237,752
                                4.375%, 11/21/2011,
                                (Note A)
          2,855,000             Household Finance Corp.,               3,260,344
                                7.00%, 05/15/2012,
                                (Note A)
          4,790,000             Goldman Sachs Group Inc.,              4,739,873
                                4.75%, 07/15/2013,
                                (Note A)
          2,775,000             Ford Motor Credit Co.,                 2,941,866
                                7.00%, 10/01/2013,
                                (Note A)
          1,995,000             Capital One Financial Corp.,           2,145,000
                                6.25%, 11/15/2013,
                                (Note A)
         18,963,000             Citigroup Inc., Subordinate           19,054,478
                                Note, Rule 144A, 5.00%,
                                09/15/2014,
                                (Notes A & D)
          3,450,000             Merrill Lynch & Co., Inc.              3,436,479
                                5.00%, 01/15/2015,
                                (Note A)
          3,310,000             CBA Capital Trust I, Rule              3,445,809
                                144A, 5.805%, 06/15/2015,
                                (Notes A & D)
          3,640,000             Royal & Sun Alliance Insurance         4,596,650
                                Group plc,
                                8.95%, 10/15/2029,
                                (Note A)
          5,325,000             Goldman Sachs Group, Inc.              5,531,988
                                6.125%, 02/15/2033,
                                (Note A)
                                                                  --------------

Total Financial
(Cost $177,610,872)                                               $  184,120,237
                                                                  --------------
FOOD/BEVERAGE: 0.24%
   $      6,900,000             Kraft Foods, Inc.                      7,099,072
                                5.25%, 10/01/2013,
                                (Note A)
                                                                  --------------
Total Food/Beverage
(Cost $7,081,488)                                                      7,099,072
                                                                  --------------

GAMING: 0.04%
          1,110,000             Riviera Holdings Corp.,                1,240,425
                                11.00%, 06/15/2010,
                                Callable 06/15/2006 @ 105.50
                                (Note A)
                                                                  --------------

Total Gaming
(Cost $1,164,794)                                                      1,240,425
                                                                  --------------

HEALTHCARE: 0.23%
          1,796,000             WellPoint, Inc. Rule 144A,             1,795,057
                                3.75%, 12/14/2007,
                                (Notes A & D)
            830,000             Universal Hospital Services              863,200
                                Inc., Senior Note, 10.125%,
                                11/01/2011,
                                Callable 11/01/2007 @ 105.06
                                (Note A)
            440,000             Concentra Operating Corp.,               497,200
                                Rule 144A, 9.125%, 06/01/2012,
                                Callable 06/01/2008 @ 104.56
                                (Notes A & D)
          3,550,000             Humana Inc., Senior Note,              3,641,079
                                6.30%, 08/01/2018,
                                (Note A)
                                                                  --------------

Total Healthcare
(Cost $6,617,608)                                                      6,796,536
                                                                  --------------

INDUSTRIAL: 0.09%
            985,000             FastenTech Inc., Senior Note,          1,132,750
                                Rule 144A, 11.50%, 05/01/2011,
                                Callable 05/01/2007 @ 105.75
                                (Notes A & D)
          1,278,000             H&E Equipment Services LLC,            1,405,800
                                11.125%, 06/15/2012,
                                Callable 06/15/2007 @ 105.56
                                (Note A)
                                                                  --------------

Total Industrial
(Cost $2,321,506)                                                 $    2,538,550
                                                                  --------------

INSURANCE: 1.07%
   $      4,125,000             MetLife Inc.,                          4,143,002
                                5.00%, 11/24/2013,
                                (Note A)
          3,825,000             Assurant Inc.,                         3,950,265
                                5.625%, 02/15/2014,
                                (Note A)
          4,025,000             Liberty Mutual Group, Rule             3,957,070
                                144A, 5.75%, 03/15/2014,
                                (Notes A & D)
         10,015,000             Mangrove Bay Pass-Through              9,937,484
                                Trust, Rule 144A, 6.102%,
                                07/15/2033,
                                Callable 07/15/2013 @ 100
                                (Notes A, B, & D)
          8,625,000             Zurich Capital Trust, Rule             9,683,839
                                144A, 8.376%, 06/01/2037,
                                Callable 06/01/2007 @ 104.19
                                (Notes A & D)
                                                                  --------------
Total Insurance
(Cost $31,754,205)                                                    31,671,660
                                                                  --------------

METALS/MINING: 0.04%
          1,260,000             AK Steel Corp.,                        1,283,625
                                7.875%, 02/15/2009,
                                Callable 03/03/2005 @ 102.65
                                (Note A)
                                                                  --------------
Total Metals/Mining
(Cost $1,129,883)                                                      1,283,625
                                                                  --------------

PAPER/PACKAGING: 1.00%
          4,865,000             Abitibi-Consolidated Inc.,             4,974,462
                                8.30%, 08/01/2005,
                                (Note A)
          2,575,000             Sealed Air Corp., Rule 144A,           2,663,884
                                5.625%, 07/15/2013,
                                (Notes A & D)
          2,470,000             Packaging Corp. Of America             2,547,368
                                5.75%, 08/01/2013,
                                (Note A)
          5,165,000             International Paper Co.,               5,225,606
                                5.30%, 04/01/2015,
                                (Note A)

   $     11,860,000             Weyerhaeuser Co.,                 $   14,064,134
                                7.375%, 03/15/2032,
                                (Note A)
                                                                  --------------
Total Paper/Packaging
(Cost $28,343,276)                                                    29,475,454
                                                                  --------------

PETROLEUM PRODUCTS: 0.45%
          2,420,000             Tengizchevroil Finance Co.             2,426,050
                                Rule 144A, 6.124%, 11/15/2014,
                                (Notes A & D)
          4,590,000             Amerada Hess Corp.,                    5,430,916
                                7.875%, 10/01/2029,
                                (Note A)
          4,885,000             Amerada Hess Corp.,                    5,371,360
                                7.125%, 03/15/2033,
                                (Note A)
                                                                  --------------

Total Petroleum Products
(Cost $12,297,630)                                                    13,228,326
                                                                  --------------

PUBLIC UTILITIES-ELECTRIC & GAS: 1.31%
          2,805,000             Consumers Energy Co., Series           2,832,469
                                C, 4.25%, 04/15/2008,
                                (Note A)
            350,000             Southern Natural Gas Co.,                392,000
                                8.875%, 03/15/2010,
                                Callable 03/15/2007 @ 104.44
                                (Note A)
          1,465,000             Calpine Corp., Rule 144A,              1,256,238
                                8.50%, 07/15/2010,
                                Callable 07/15/2007 @ 104.25
                                (Notes A & D)
          3,005,000             Nisource Finance Corp.,                3,532,615
                                7.875%, 11/15/2010,
                                (Note A)
          5,770,000             Carolina Power & Light Co.,            6,400,026
                                6.50%, 07/15/2012,
                                (Note A)
          2,400,000             MidAmerican Energy Holdings            2,543,138
                                Co., Senior Note, 5.875%,
                                10/01/2012,
                                (Note A)
          2,540,000             Public Service Co. of                  3,076,794
                                Colorado,
                                7.875%, 10/01/2012,
                                (Note A)

   $      1,075,000             CenterPoint Energy Inc.,          $    1,189,923
                                Senior Note, Series B, 6.85%,
                                06/01/2015,
                                (Note A)
          1,960,000             Union Electric Co.,                    1,946,407
                                5.10%, 10/01/2019,
                                (Note A)
            445,000             Southern Natural Gas Co.,                461,688
                                7.35%, 02/15/2031,
                                (Note A)
         13,220,000             FirstEnergy Corp., Series C,          15,097,028
                                7.375%, 11/15/2031,
                                (Note A)
                                                                  --------------

Total Public Utilities-Electric & Gas
(Cost $36,675,148)                                                    38,728,326
                                                                  --------------

PUBLIC UTILITIES - TELEPHONE: 0.36%
          3,440,000             BellSouth Corp.,                       3,448,985
                                4.20%, 09/15/2009,
                                (Note A)
          7,010,000             Telecom Italia Capital                 7,207,668
                                6.375%, 11/15/2033,
                                (Note A)
                                                                  --------------

Total Public Utilities - Telephone
(Cost $10,398,843)                                                    10,656,653
                                                                  --------------

PUBLISHING: 0.02%
            555,000             American Media Operations                590,381
                                Inc.,
                                8.875%, 01/15/2011,
                                Callable 01/15/2007 @ 104.44
                                (Note A)
                                                                  --------------

Total Publishing
(Cost $544,591)                                                          590,381
                                                                  --------------

RETAIL: 0.11%
          3,097,000             Petro Stopping Centers LP,             3,275,078
                                9.00%, 02/15/2012,
                                Callable 02/15/2008 @ 104.50
                                (Note A)
                                                                  --------------

Total Retail
(Cost $3,208,488)                                                      3,275,078
                                                                  --------------

SERVICE: 0.32%
   $      9,390,000             Pershing Road Development         $    9,390,000
                                Company LLC, Rule 144A, 2.80%,
                                09/01/2026,
                                Callable 06/01/2005 @ 102.50
                                (Notes A, B, & D)
                                                                  --------------

Total Service
(Cost $9,390,000)                                                      9,390,000
                                                                  --------------

SUPERMARKET/DRUG: 0.34%
          4,630,000             Safeway, Inc.,                         4,713,150
                                4.95%, 08/16/2010,
                                (Note A)
          4,610,000             Albertson's Inc., Debenture,           5,403,409
                                7.45%, 08/01/2029,
                                (Note A)
                                                                  --------------

Total Supermarket/Drug
(Cost $9,743,605)                                                     10,116,559
                                                                  --------------

TECHNOLOGY: 0.15%
          1,720,000             International Business                 1,749,859
                                Machines Corp., Medium-Term
                                Note, 4.375%, 06/01/2009,
                                (Note A)
          2,775,000             Amkor Technology Inc., Senior          2,608,500
                                Note, 7.75%, 05/15/2013,
                                Callable 01/15/2008 @ 103.88
                                (Note A)
                                                                  --------------

Total Technology
(Cost $4,439,016)                                                      4,358,359
                                                                  --------------

UTILITY: 0.25%
          1,455,000             Txu Australia Holdings Pty             1,571,659
                                Ltd., Rule 144A, 6.15%,
                                11/15/2013,
                                (Notes A & D)
          3,125,000             Duke Capital LLC, Senior Note,         3,192,775
                                5.50%, 03/01/2014,
                                (Note A)
          2,200,000             Duke Capital, LLC. Senior              2,684,746
                                Note, 8.00%, 10/01/2019,
                                (Note A)
                                                                  --------------

Total Utility
(Cost $7,291,892)                                                      7,449,180
                                                                  --------------

ASSET-BACKED SECURITIES: 2.11%
   $      3,125,044             RAAC Series 2004-SP1 Class        $    3,125,544
                                AI1, 2.60%, 06/25/2013,
                                (Notes A & B)
         16,460,000             Citibank Credit Card Issuance         16,573,245
                                Trust Series 2004-A8 Class A8,
                                4.90%, 12/12/2016,
                                (Note A)
          4,546,597             Residential Funding Mortgage           4,540,913
                                Securities Inc., Series
                                2004-HS2 Class AI1, 2.57%,
                                12/25/2018,
                                (Notes A & B)
          4,332,244             Residential Asset Securities           4,332,245
                                Corp., Series 2004-KS7 Class
                                AI1, 2.57%, 10/25/2021,
                                (Notes A & B)
          3,428,434             Residential Asset Mortgage             3,425,760
                                Products Inc., Series 2004-RS6
                                Class AI1, 2.57%, 08/25/2022,
                                (Notes A & B)
          2,930,576             Residential Asset Mortgage             2,929,199
                                Products Inc., Series 2004-RS2
                                Class AI1, 2.55%, 01/25/2024,
                                (Notes A & B)
          5,314,153             Residential Asset Securities           5,321,646
                                Corp., Series 2002-KS7 Class
                                A2, 2.79%, 11/25/2032,
                                (Notes A & B)
          6,842,527             Residential Asset Securities           6,847,864
                                Corp., Series 2003-KS3 Class
                                A2, 2.72%, 05/25/2033,
                                (Note A & B)
          4,002,052             Centex Home Equity, Series             4,005,493
                                2003-C Class AV, 2.72%,
                                09/25/2033,
                                (Notes A & B)
          3,217,778             Ameriquest Mortgage Securities         3,217,778
                                Inc., Series 2004-R4 Class A2,
                                2.53%, 06/25/2034,
                                (Notes A & B)
          5,424,254             Equity One ABS Inc., Series            5,423,386
                                2004-3 Class AF1, 2.58%,
                                07/25/2034,
                                (Notes A & B)
          2,804,132             Merrill Lynch Mortgage                 2,804,132
                                Investors, Inc., Series
                                2004-SL1 Class A, 2.68%,
                                04/25/2035,
                                (Notes A & B)
                                                                  --------------

Total Asset-Backed Securities
(Cost $62,422,212)                                                $   62,547,205
                                                                  --------------

COMMERCIAL MORTGAGE-BACKED SECURITIES: 5.66%
   $      8,440,000             LB-UBS Commercial Mortgage             8,397,209
                                Trust Series 2004-C7 Class A2,
                                3.992%, 10/15/2029,
                                (Note A)
          9,380,000             LB-UBS Commercial Mortgage             9,407,952
                                Trust Series 2004-C8 Class A2,
                                4.201%, 12/15/2029,
                                (Note A)
                 84             Commercial Mortgage Asset                     92
                                Trust, Series 1999-C1 Class
                                A3, 6.64%, 01/17/2032,
                                (Note A)
          9,240,000             Greenwich Capital Commercial           8,890,543
                                Funding Corp., Series 2003-C1
                                Class A4, 4.111%, 07/05/2035,
                                (Note A)
            300,000             Greenwich Capital Commercial             301,821
                                Funding Corp., Series 2003-C2
                                Class A3, 4.533%, 01/05/2036,
                                (Note A)
          7,790,000             CS First Boston Mortgage               7,769,045
                                Securities Corp., Series
                                2003-CK2 Class A2, 3.861%,
                                03/15/2036,
                                (Note A)
         10,070,000             CS First Boston Mortgage              10,076,848
                                Securities Corp. Series
                                2004-C5 Class A2, 4.183%,
                                11/15/2037,
                                (Note A)
          9,775,000             J P Morgan Chase Commercial            9,687,612
                                Mortgage Securities, Series
                                2004-C1 Class A2, 4.302%,
                                01/15/2038,
                                (Note A)
         13,670,000             Banc of America Commercial            14,326,570
                                Mortgage, Inc., Series 2004-3
                                Class A5, 5.306%, 06/10/2039,
                                (Note A)
          9,640,000             GE Capital Commercial Mortgage         9,909,920
                                Corp., Series 2004-C3 Class
                                A4, 5.189%, 07/10/2039,
                                (Note A)

   $      7,390,000             Merrill Lynch Mortgage Trust      $    7,381,575
                                Series 2004-KEY Class A2,
                                4.166%, 08/12/2039,
                                (Note A)
          8,705,000             Banc of America Commercial             8,631,443
                                Mortgage, Inc., Series 2004-1
                                Class A2, 4.037%, 11/10/2039,
                                (Note A)
         12,600,000             Banc of America Commercial            12,593,574
                                Motgage Inc., Series 2004-1
                                Class A4, 4.76%, 11/10/2039,
                                (Note A)
          9,905,000             Morgan Stanley Capital I              10,016,035
                                Series 2004-HQ4 Class A7,
                                4.97%, 04/14/2040,
                                (Note A)
          6,640,000             Morgan Stanley Capital I,              6,742,654
                                Series 2003-IQ6 Class A4,
                                4.97%, 12/15/2041,
                                (Note A)
          8,850,000             Banc of America Commercial             8,856,372
                                Mortgage, Inc., Series 2004-4
                                Class A3, 4.128%, 07/10/2042,
                                (Note A)
         13,460,000             Bear Stearns Commercial               13,615,598
                                Mortgage Securities, Inc.
                                Series 2004-PWR5 Class A5,
                                4.978%, 07/11/2042,
                                (Note A)
         11,835,000             Banc of America Commercial            11,844,231
                                Mortgage, Inc. Series 2004-6
                                Class A2, 4.161%, 12/10/2042,
                                (Note A)
          9,275,000             Morgan Stanley Capital I,              9,161,938
                                Series 2004-T13 Class A2,
                                3.94%, 09/13/2045,
                                (Note A)
                                                                  --------------
Total Commercial Mortgage-Backed Securities
(Cost $166,395,827)                                                  167,611,032
                                                                  --------------
SOVEREIGN DEBT: 3.50%
      5,600,000,000             Japan (Government of) Series          57,519,081
                                223, 1.70%, 09/20/2010,
                                (Note A)

   $      6,810,000             Ukraine (Republic Of), Rule     $     7,242,231
                                144A, 7.65%, 06/11/2013,
                                (Notes A & D)
         14,390,000             Russian Federation                   14,839,687
                                5.00%, 03/31/2030,
                                (Note A)
         22,315,000             United Mexican States,               24,100,200
                                7.50%, 04/08/2033,
                                (Note A)
                                                                ---------------

Total Sovereign Debt
(Cost $102,538,518)                                                 103,701,199
                                                                ---------------

INVESTMENT SUMMARY
Total Investments (Cost
$4,000,449,055)                         135.97%                 $ 4,024,478,629
(Note E, below)
Cash and Other Assets, Less
Liabilities                             (35.97)                  (1,064,684,188)
                                       --------                 ---------------
Net Assets(Equivalent to
$15.43 per share based on
41,501,945 shares of capital
stock outstanding)                         100%                 $ 2,959,794,441
                                       ========                 ===============

FORWARD EXCHANGE CURRENCY CONTRACTS

                                         U.S. $
                            Contract    Value on        U.S. $
                             Amount     Original       Current       Unrealized
                              (000)       Date          Value       Appreciation
--------------------------------------------------------------------------------
Sale Contracts
Yen
Settling 03/17/05.......   5,935,250    $58,127,746  $58,084,907      $42,839

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty &         Notional      Interest   Termination    Unrealized
Referenced Obligation        Amount         Rate         Date          Gain
------------------------------------------------------------------------------
Buy:
JP Morgan Chase
Dow Jones High Volume
3.00%, 03/20/10            87,500,000       1.05%     3/20/2010      $145,714

      (A) Positions, or portion thereof, with an aggregate market value of $2,779,793,759 have been segregated to collateralize open forward exchange currency contracts.
      (B)   Variable rate coupon, rate shown as of December 31, 2004.
      (C)   When-issued security.
      (D) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the aggregate market value of these securities amounted to $176,313,982 or 5.96% of net assets. (E)At December 31, 2004, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $30,112,587 and gross unrealized depreciation of investments was $6,083,013, resulting in net unrealized appreciation of $24,029,574. (Excluding swap transactions).

            Explanation of abbreviations:

            FHLMC- Federal Home Loan Mortgage Corporation
            TBA-To Be Announced

Sanford C. Bernstein Fund, Inc.
Schedule of Investments
U.S. Government Short Duration Portfolio
December 31, 2004 (Unaudited)

Principal Amount          Description                             Market Value

SHORT-TERM INVESTMENTS: 13.46%
Commercial Paper: 2.12%
   $      2,000,000       UBS Finance Llc                         $   1,999,758
                          2.18%, 01/03/2005
                                                                  -------------

Total Commercial Paper
(Cost $1,999,758)                                                     1,999,758
                                                                  -------------
U.S. Treasury Bill: 11.34%
         10,700,000       00.01%, 01/20/2005                         10,689,270
                                                                  -------------

Total U.S. Treasury Bill
(Cost $10,689,270)                                                   10,689,270
                                                                  -------------
Total Short-Term Investments
(Cost $12,689,028)                                                   12,689,028
                                                                  -------------

U.S. TREASURY NOTES: 35.45%
          9,670,000       1.125%, 06/30/2005                          9,605,027
          1,000,000       2.375%, 08/15/2006                            990,508
          4,770,000       2.50%, 09/30/2006                           4,728,821
         13,205,000       2.625%, 11/15/2006                         13,107,507
          4,995,000       3.50%, 08/15/2009                           4,981,344
                                                                  -------------

Total U.S. Treasury Notes
(Cost $33,591,942)                                                   33,413,207
                                                                  -------------

U.S. GOVERNMENT SPONSORED AGENCY OBLIGATIONS: 34.34%
          4,000,000       Federal Home Loan Bank,                     3,936,000
                          2.04%, 06/12/2006
          4,000,000       Federal Farm Credit Bank,                   3,937,560
                          2.05%, 06/12/2006
          4,670,000       Federal National Mortgage                   4,670,000
                          Association,
                          3.25%, 06/28/2006,
                          Callable 06/28/2005 @ 100.00
          5,000,000       Federal Farm Credit Bank,                   4,987,155
                          3.25%, 06/15/2007
          4,940,000       Federal Home Loan Mortgage                  4,946,965
                          Corp.,
                          3.75%, 08/03/2007,
                          Callable 08/03/2005 @ 100.00
            250,000       Federal National Mortgage                     248,958
                          Association,
                          3.50%, 01/28/2008
          5,000,000       Federal Home Loan Bank,                     4,853,830
                          3.00%, 04/15/2009

   $      4,770,000       Federal Home Loan Mortgage              $   4,777,346
                          Corp.,
                          4.25%, 05/04/2009,
                          Callable 05/04/2005 @ 100.00
                                                                  -------------

Total U.S. Government Sponsored Agency Obligations
(Cost $32,456,543)                                                   32,357,814
                                                                  -------------

COLLATERALIZED MORTGAGE OBLIGATIONS: 6.02%
          1,150,222       Federal Home Loan Mortgage                  1,153,098
                          Corp., Series 2571 Class FB,
                          2.75%, 02/15/2018,
                          (Note A)
          1,300,021       MLCC Mortgage Investors, Inc.,              1,295,250
                          Series 2004-A Class A1, 2.07%,
                          04/25/2029
          1,216,771       Federal National Mortgage                   1,215,603
                          Association, Series 2003-W7
                          Class A4, 4.06%, 03/25/2033
          1,651,447       Structured Asset Securities                 1,659,391
                          Corp., Series 2003-23H Class
                          1A1, 5.50%, 07/25/2033
            348,752       Federal National Mortgage                     347,758
                          Association, Series 2003-W6
                          Class 1A23, 2.90%, 10/25/2042
                                                                  -------------

Total Collateralized Mortgage Obligations
(Cost $5,731,197)                                                     5,671,100
                                                                  -------------

MORTGAGE PASS-THROUGHS: 18.77%
            350,101       Federal National Mortgage                     367,517
                          Association Pool #190708,
                          7.00%, 03/01/2009
            240,467       Federal National Mortgage                     254,956
                          Association Pool #743378,
                          7.00%, 05/01/2013
            665,378       Federal National Mortgage                     698,885
                          Association Pool #555161,
                          6.00%, 12/01/2013
            240,710       Federal National Mortgage                     255,607
                          Association Pool #535201,
                          7.50%, 03/01/2015
            454,084       Federal National Mortgage                     488,848
                          Association Pool #545802,
                          8.00%, 08/01/2016
          1,189,273       Federal National Mortgage                   1,246,988
                          Association Pool # 254047,
                          6.00%, 11/01/2016
            585,736       Federal National Mortgage                     621,023
                          Association Pool #545505,
                          7.00%, 01/01/2017

   $        432,899       Federal National Mortgage               $     458,959
                          Association Pool #661617,
                          7.00%, 09/01/2017
          2,357,972       Federal National Mortgage                   2,500,029
                          Association Pool #555299,
                          7.00%, 11/01/2017
          1,650,000       Federal National Mortgage                   1,728,375
                          Association Pool TBA, 6.00%,
                          01/25/2020,
                          (Note B)
            280,974       Federal Home Loan Mortgage                    297,882
                          Corp., Pool #G01391, 7.00%,
                          04/01/2032
          3,700,000       Federal National Mortgage                   3,879,220
                          Association Pool TBA, 6.50%,
                          01/25/2035,
                          (Note B)
          4,615,000       Federal National Mortgage                   4,889,016
                          Association Pool TBA, 7.00%,
                          01/25/2035,
                          (Note B)
                                                                  -------------
Total Mortgage Pass-Throughs
(Cost $17,633,615)                                                   17,687,305
                                                                  -------------

ASSET-BACKED SECURITIES: 2.54%
            261,821       Residential Asset Mortgage                    261,616
                          Products Inc., Series 2004-RS6
                          Class AI1, 2.57%, 08/25/2022,
                          (Note A)
            207,945       Residential Asset Mortgage                    207,847
                          Products Inc., Series 2004-RS2
                          Class AI1, 2.55%, 01/25/2024,
                          (Note A)
            533,707       Residential Asset Securities                  534,123
                          Corp., Series 2003-KS3 Class
                          A2, 2.72%, 05/25/2033,
                          (Note A)
            292,876       Centex Home Equity Series                     293,128
                          2003-C Class AV, 2.72%,
                          09/25/2033,
                          (Note A)
            877,092       Ace Securities Corp., Series                  876,820
                          2003-OP1 Class A2, 2.78%,
                          12/25/2033,
                          (Note A)
            220,256       Ameriquest Mortgage Securities                220,256
                          Inc., Series 2004-R4 Class A2,
                          2.53%, 06/25/2034,
                          (Note A)
                                                                  -------------

Total Asset-Backed Securities
(Cost $2,395,367)                                                 $   2,393,790
                                                                  -------------

INVESTMENT SUMMARY
Total Investments (Cost
$104,497,692)                                  110.58%            $ 104,212,244
(Note C, below)
Cash and Other Assets, Less
Liabilities                                    (10.58)               (9,970,575)
                                                                  --------------
Net Assets(Equivalent to
$12.63 per share based on
7,460,350 shares of capital
stock outstanding)                                100%            $  94,241,669
                                                                  -------------


      (A)   Variable-rate coupon, rate shown as of December 31, 2004.
      (B)   When-issued security.

      (C) At December 31, 2004, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $126,300 and gross unrealized depreciation of investments was $411,748, resulting in net unrealized depreciation of $285,448.

            Explanation of abbreviations:

            TBA-To Be Announced

Sanford C. Bernstein Fund, Inc.
Schedule of Investments
Short Duration Diversified Municipal Portfolio
December 31, 2004 (Unaudited)

Principal Amount          Description                             Market Value

TAX EXEMPT VARIABLE-RATE DEMAND NOTES/SHORT-TERM NOTES: 18.47%
   $     6,500,000        New Jersey State, Tax                   $    6,530,810
                          Anticipation Notes, Series A,
                          3.00%, 06/24/2005
         7,670,000        Los Angeles, California, Tax &               7,726,758
                          Revenue Anticipation Notes,
                          3.50%, 06/30/2005
         3,610,000        Michigan Municipal Bond                      3,632,346
                          Authority Revenue, Series B-1,
                          3.00%, 08/19/2005
         4,120,000        Los Angeles, California,                     4,146,615
                          Unified School District, Tax &
                          Revenue Anticipation Notes,
                          Series A,
                          3.00%, 09/01/2005
         1,300,000        California Department of Water               1,300,000
                          Resources, Power Supply
                          Revenue, Series B-4,
                          2.13%, 05/01/2022
           190,000        New York City Transitional                     190,000
                          Finance Authority, New York
                          Recovery Series 3-Subseries
                          3H,
                          2.15%, 11/01/2022
         1,200,000        Florence County, South                       1,200,000
                          Carolina, Solid Waste Disposal
                          & Wastewater Treatment, Roche
                          Carolina, Inc., Project, AMT,
                          2.26%, 04/01/2026
         1,300,000        Port Authority New York & New                1,300,000
                          Jersey, Special Obligation
                          Revenue, Versatile Structure
                          Obligation, Series 1R, AMT,
                          2.18%, 08/01/2028
         3,595,000        Illinois Development Finance                 3,595,000
                          Authority, Pollution Control
                          Revenue, Illinois Power
                          Project,
                          0.49%, 11/01/2028
         7,350,000        Louisville & Jefferson County,               7,350,000
                          Kentucky, Regional Airport
                          Authority Special Facilities
                          Revenue, UPS Worldwide
                          Forwarding, Series A, AMT,
                          2.22%, 01/01/2029

   $     1,900,000        Massachusetts State, Central            $    1,900,000
                          Artery, Series A,
                          2.18%, 12/01/2030
         2,500,000        Whiting, Indiana,                            2,500,000
                          Environmental Facilities
                          Revenue, Refunding BP Products
                          Project, Series C, AMT,
                          2.23%, 07/01/2034
         1,400,000        Valdez, Alaska, Marine                       1,400,000
                          Terminal Revenue, BP Pipelines
                          Inc., Project, Series C,
                          2.18%, 07/01/2037
         4,100,000        Gulf Coast Industrial                        4,100,000
                          Development Authority, Texas,
                          Exempt Facilities Industrial
                          Revenue, BP Global Power Corp.
                          Project, AMT,
                          2.23%, 04/01/2038
                                                                  --------------
Total Tax Exempt Variable-Rate Demand Notes/Short-Term Notes
(Cost $46,911,705)                                                    46,871,529
                                                                  --------------
PREREFUNDED/ESCROWED: 7.84%
         2,200,000        Iron County School District,                 2,202,838
                          Utah, MBIA,
                          6.50%, 01/15/2013
                          Prerefunded 01/15/2005 @ 100
         2,500,000        Massachusetts State,                         2,532,025
                          Consolidated Loan, Series A,
                          MBIA,
                          5.75%, 02/01/2015
                          Prerefunded 02/01/2005 @ 101
         4,075,000        Southeastern Pennsylvania                    4,141,382
                          Transportation Authority,
                          Pennsylvania, Special Revenue,
                          Series A, FGIC,
                          5.90%, 03/01/2011
                          Prerefunded 03/01/2005 @ 101 (Note A)
         3,690,000        Southeastern Pennsylvania                    3,750,700
                          Transportation Authority,
                          Pennsylvania, Special Revenue,
                          Series A, FGIC,
                          6.00%, 03/01/2013
                          Prerefunded 03/01/2005 @ 101
         3,560,000        Kentucky State, Turnpike                     3,696,384
                          Authority Economic Development
                          Revenue, Revitalization
                          Projects, AMBAC,
                          5.75%, 07/01/2011
                          Prerefunded 07/01/2005 @ 102
         2,245,000        New Jersey State, Turnpike                   2,317,289
                          Authority Revenue, Series A,
                          MBIA,
                          5.50%, 01/01/2006
                          Escrowed to Maturity

   $     1,120,000        Daytona Beach, Florida, Water           $    1,256,539
                          & Sewer Revenue,
                          6.75%, 11/15/2007
                          Escrowed to Maturity
                                                                  --------------
Total Prerefunded/Escrowed
(Cost $19,893,667)                                                    19,897,157
                                                                  --------------

INSURED: 20.69%
         1,115,000        Chicago, Illinois, Public                    1,117,787
                          Building Commission Revenue,
                          Series C, FGIC,
                          5.375%, 02/01/2005
         2,000,000        Garland Independent School                   2,004,700
                          District, Texas, Refunding,
                          Series A, PSF Guaranteed,
                          4.00%, 02/15/2005
         4,345,000        De Soto County, School                       4,387,494
                          District, Mississippi, Series
                          A, FGIC,
                          5.00%, 05/01/2005
         1,780,000        York County, South Carolina,                 1,801,930
                          Refunding, FGIC,
                          5.00%, 06/01/2005
         1,335,000        Chelsea, Massachusetts,                      1,352,796
                          Refunding State Qualifying,
                          AMBAC,
                          5.00%, 06/15/2005
         3,665,000        Dade County, School District,                3,726,829
                          Florida, Refunding, Remarketed
                          AMBAC,
                          5.20%, 07/15/2005
         1,665,000        Connecticut State, Special Tax               1,686,878
                          Obligation Revenue, Refunding,
                          Transitional Infrastructure,
                          Series A, FGIC,
                          4.00%, 09/01/2005
         2,680,000        Los Angeles County,                          2,719,262
                          California, Sanitation
                          District Financing Authority
                          Revenue, Cap Project, Series
                          A, FSA,
                          4.00%, 10/01/2005
         2,000,000        Greater Texoma Utility                       2,036,000
                          Authority, Texas Contract
                          Revenue, City of Sherman
                          Project, FSA,
                          4.50%, 10/01/2005
         1,725,000        Clark County, Nevada,                        1,762,329
                          Refunding Street Series A,
                          FSA,
                          5.00%, 10/01/2005

   $     1,000,000        Goose Creek Consolidated                $    1,030,660
                          Independent School District,
                          Texas, Series A, PSF
                          Guaranteed,
                          5.00%, 02/15/2006
         3,180,000        Pennsylvania State, First                    3,344,088
                          Series, MBIA,
                          5.00%, 01/01/2007
         1,000,000        Palm Beach County School                     1,065,490
                          Board, Florida, Certificates
                          of Participation, Series E,
                          AMBAC,
                          5.00%, 08/01/2007
         1,070,000        Pennsylvania State, Refunding                1,144,750
                          Second Series, FGIC,
                          5.00%, 10/01/2007
         1,000,000        Massachusetts State                          1,068,890
                          Development Finance Agency,
                          Resource Recovery Revenue,
                          Semass Systems, Series B, AMT,
                          MBIA,
                          5.25%, 01/01/2008
         1,300,000        Richardson Independent School                1,360,372
                          District, Texas, PSF
                          Guaranteed,
                          4.00%, 02/15/2008
         1,010,000        Chicago, Illinois,                           1,018,332
                          Transportation Authority
                          Revenue, Series B, AMBAC,
                          4.25%, 06/01/2008
         2,345,000        New Jersey Economic                          2,549,953
                          Development Authority,
                          Revenue, Cigarette Tax, FGIC,
                          5.00%, 06/15/2009
         2,390,000        California State, Department                 2,658,708
                          of Transportation, Revenue,
                          Federal Highway Grant
                          Anticipation Bonds, Series A,
                          FGIC,
                          5.00%, 02/01/2012
         1,170,000        Essex County Improvement                     1,174,036
                          Authority, New Jersey,
                          Revenue, Property & Equipment
                          Program, MBIA,
                          6.50%, 12/01/2012
         1,440,000        Butler County, Ohio, MBIA,                   1,595,304
                          5.25%, 12/01/2019
         1,245,000        Pinckney, Community Schools,                 1,331,017
                          Michigan, Refunding, FSA,
                          5.00%, 05/01/2020

   $     2,830,000        Phoenix, Arizona, Civic                 $    3,037,750
                          Improvement Corp., Excise Tax
                          Revenue, Light Rail Project,
                          AMBAC,
                          5.00%, 07/01/2020
         2,005,000        Elkhart County, Indiana,                     2,178,473
                          Corrections Complex, MBIA,
                          5.25%, 12/01/2022
         5,350,000        Burlington, Kansas, Pollution                5,356,527
                          Control Revenue, Refunding
                          Kansas Gas & Electric Co.
                          Project Series B, MBIA,
                          2.65%, 06/01/2031
                          (Note B)
                                                                  --------------
Total Insured
(Cost $52,382,506)                                                    52,510,355
                                                                  --------------
TAX SUPPORTED: 34.31%
State General Obligations: 9.59%
         1,000,000        Ohio State, Higher Education                 1,002,240
                          Capital Facilities, Series A,
                          5.00%, 02/01/2005
         2,000,000        Maryland State & Local                       2,010,500
                          Facilities Improvement Loan,
                          Capital Improvement, Series A,
                          5.25%, 03/01/2005
         1,500,000        Washington State, Refunding,                 1,531,350
                          Series R-A,
                          5.25%, 09/01/2005
           250,000        California State,                              260,925
                          5.50%, 06/01/2006
         1,385,000        Ohio State, Higher Education                 1,432,644
                          Series B,
                          4.00%, 02/01/2007
           760,000        California State,                              828,392
                          5.00%, 02/01/2010
         2,245,000        Pennsylvania State, Refunding,               2,491,007
                          5.25%, 02/01/2010
         9,115,000        North Carolina State, Public                10,075,721
                          Improvement, Series A,
                          5.00%, 03/01/2010
                          (Note C)
         4,700,000        California State, Series D-3,                4,698,496
                          1.89%, 05/01/2033
                          (Note B)
                                                                  --------------
Total State General Obligations
(Cost $24,355,961)                                                    24,331,275
                                                                  --------------
Local General Obligations: 7.39%
         3,090,000        Lexington-Fayette Urban County               3,090,247
                          Government, Kentucky,
                          2.00%, 02/01/2005

   $     4,050,000        Collin County, Texas,                   $    4,050,608
                          Refunding Road,
                          2.00%, 02/15/2005
         6,850,000        Franklin, Massachusetts, Bond                6,867,194
                          Anticipation Notes,
                          3.00%, 04/01/2005
         2,180,000        Newburyport, Massachusetts,                  2,187,259
                          Bond Anticipation Notes,
                          3.00%, 05/01/2005
         1,185,000        Fulton De Kalb, Georgia,                     1,205,287
                          Hospital Authority Revenue,
                          4.00%, 01/01/2006
         1,250,000        Dallas County, Texas,                        1,345,675
                          Community College District,
                          Maintenance Tax Notes,
                          5.00%, 02/15/2008
                                                                  --------------
Total Local General Obligations
(Cost $18,784,815)                                                    18,746,270
                                                                  --------------
Tax Lease: 3.88%
         1,940,000        Virginia Commonwealth                        1,947,178
                          Transportation Board, Revenue,
                          Northern Virginia
                          Transportation Project Series
                          A,
                          3.00%, 05/15/2005
         1,000,000        California Public Works Board,               1,003,390
                          Lease Revenue, Refunding
                          Department of Corrections,
                          Series E,
                          3.00%, 06/01/2005
         4,500,000        Tobacco Settlement Financing                 4,562,055
                          Corp., New York, Series C-1,
                          5.50%, 06/01/2009
           470,000        Tobacco Settlement Financing                   476,369
                          Corp., New York, Series C-1,
                          5.50%, 06/01/2010
         1,800,000        Tobacco Settlement Financing                 1,865,880
                          Corp., New York Tobacco Asset-
                          Backed Bonds, Series A-1,
                          5.25%, 06/01/2012
                                                                  --------------
Total Tax Lease
(Cost $10,025,399)                                                     9,854,872
                                                                  --------------
Special Tax: 13.45%
           130,000        Lexington Oaks Community                       130,324
                          Development District, Florida,
                          Special Assessment Revenue,
                          Series B,
                          5.50%, 05/01/2005

   $       130,000        Heritage Isles Community                $      130,160
                          Development District, Florida,
                          Special Assessment Revenue,
                          Series A,
                          5.75%, 05/01/2005
            30,000        Sampson Creek Community                         30,100
                          Development District, Florida,
                          Capital Improvement Revenue,
                          Series B,
                          6.30%, 05/01/2005
           300,000        Vistancia Community Facilities                 300,885
                          District, Arizona,
                          4.00%, 07/15/2005
           565,000        Heritage Landing Community                     562,542
                          Development District, Florida,
                          Special Assessment Bond
                          Anticipation Notes,
                          5.00%, 08/01/2005
           765,000        The Quarry Community                           764,434
                          Development District, Florida,
                          Special Assessment, Bond
                          Anticipation Notes,
                          5.00%, 11/01/2005
           485,000        North Las Vegas, Special                       487,488
                          Improvement District No. 60,
                          Nevada, Aliante,
                          3.50%, 12/01/2005
         2,000,000        Chicago, Illinois, Tax                       2,038,560
                          Increment, Allocation
                          Subordinated Central Loop
                          Redevelopment, Series A,
                          6.50%, 12/01/2005
            15,000        Harbour Lake Estates Community                  15,201
                          Development District, Florida,
                          Special Assessment,
                          6.40%, 02/01/2006
            95,000        Capital Region Community                        96,145
                          Development District, Florida,
                          Capital Improvement, Series B,
                          5.95%, 05/01/2006
         3,275,000        Tulsa County, Oklahoma,                      3,349,539
                          Industrial Authority Capital
                          Improvements Revenue, Series
                          B,
                          4.00%, 05/15/2006
           750,000        Las Vegas Special Improvement                  762,615
                          District No. 607 Nevada, Local
                          Improvement Bonds,
                          4.00%, 06/01/2006
           350,000        Dove Mountain Resort Community                 354,872
                          Facilities District, Arizona,
                          Assessment Lien,
                          6.00%, 12/01/2006

   $       365,000        Village Community Development           $      371,096
                          District No. 5, Florida,
                          Special Assessment Revenue,
                          Series B,
                          5.40%, 05/01/2007
           155,000        Double Branch Community                        156,671
                          Development District, Florida,
                          Special Assessment, Series
                          B-1,
                          5.60%, 05/01/2007
            65,000        Vizcaya Community Development                   66,219
                          District, Florida, Special
                          Assessment,
                          5.90%, 05/01/2007
            55,000        University Place Community                      56,089
                          Development District, Florida,
                          Special Assessment, Series B,
                          6.10%, 05/01/2007
         1,000,000        New Jersey Economic                          1,051,860
                          Development Authority,
                          Revenue, Cigarette Tax,
                          5.00%, 06/15/2007
         6,520,000        California Economic Recovery,                6,933,694
                          Series A,
                          5.00%, 07/01/2007
         4,970,000        New York City, Transitional                  5,320,435
                          Finance Authority, New York,
                          Future Tax Secured, Subseries
                          D-1,
                          5.00%, 11/01/2007
           220,000        Reunion East Community                         224,582
                          Development District, Florida,
                          Special Assessment, Series B,
                          5.90%, 11/01/2007
           330,000        Villasol Community Development                 336,531
                          District, Florida, Special
                          Assessment Revenue, Series B,
                          5.375%, 05/01/2008
            15,000        Stoneybrook Community                           15,294
                          Development District, Florida,
                          Capital Improvement Revenue,
                          Series B,
                          5.70%, 05/01/2008
            60,000        Narcoossee Community                            61,430
                          Development District, Florida,
                          Special Assessment Series B,
                          5.75%, 05/01/2008
            75,000        Waterchase Community                            76,147
                          Development District, Florida,
                          Capital Improvement Revenue,
                          Series B,
                          5.90%, 05/01/2008

   $     1,120,000        New Jersey Economic                     $    1,193,181
                          Development Authority,
                          Cigarette Tax, Revenue,
                          5.00%, 06/15/2008
           100,000        Murrieta Community Facilities                   99,826
                          District, California, Special
                          Tax, No. 2003-1-Murrieta
                          Springs,
                          3.20%, 09/01/2008
           345,000        Heritage Harbour South                         348,288
                          Community Development
                          District, Florida, Special
                          Assessment Revenue Capital
                          Improvement, Series B,
                          5.40%, 11/01/2008
           765,000        Huntington Community                           768,710
                          Development District, Florida,
                          Special Assessment, Series B,
                          5.00%, 05/01/2009
           610,000        Meadow Pointe III Community                    615,588
                          Development District, Florida,
                          Capital Improvements Revenue,
                          Series B,
                          5.00%, 05/01/2009
           410,000        Seven Oaks Community                           411,796
                          Development District II,
                          Florida, Special Assessment
                          Revenue, Series B,
                          5.00%, 05/01/2009
           390,000        Overoaks Community Development                 392,379
                          District, Florida, Capital
                          Improvement Revenue, Series B,
                          5.125%, 05/01/2009
           270,000        Bonita Springs, Florida,                       283,254
                          Vasari Community Development
                          District, Capital Improvement
                          Revenue, Series B,
                          6.20%, 05/01/2009
            45,000        Saddlebrook Community                           46,797
                          Development District,
                          Florida, Special Assessment,
                          Series B,
                          6.25%, 05/01/2009
           700,000        Meadow Pointe III Community                    706,587
                          Development District, Florida,
                          Capital Improvements Revenue,
                          Series 2004-1
                          4.80%, 11/01/2009
           800,000        Heritage Isle Community                        807,504
                          Development District, Florida,
                          Special Assessment Series B,
                          5.00%, 11/01/2009

   $       190,000        Gateway Services Community              $      194,625
                          Development District, Florida,
                          Special Assessment, Sun City
                          Center, Fort Myers Project,
                          Series B,
                          5.50%, 05/01/2010
           265,000        Harbor Bay Community                           278,072
                          Development District, Florida,
                          Capital Improvement Revenue,
                          Series B,
                          6.35%, 05/01/2010
           635,000        Hammock Bay Community                          637,584
                          Development District, Florida,
                          Special Assessment Revenue,
                          Series B,
                          5.375%, 05/01/2011
           245,000        Parkway Center Community                       249,442
                          Development District, Florida,
                          Special Assessment, Refunding,
                          Series B,
                          5.625%, 05/01/2014
         2,000,000        New York City Transitional                   2,247,240
                          Finance Authority, New York,
                          Revenue, Future Tax Secured,
                          Series A,
                          5.50%, 11/01/2026
                          (Note B)
         1,050,000        New York City Transitional                   1,152,721
                          Finance Authority, New York,
                          Tax Secured Refunding, Series
                          B,
                          5.25%, 02/01/2029
                          (Note B)
                                                                  --------------
Total Special Tax
(Cost $33,934,039)                                                    34,126,507
                                                                  --------------
Total Tax Supported
(Cost $87,100,214)                                                    87,058,924
                                                                  --------------

REVENUE: 17.04%
Electric Revenue: 8.57%
         2,235,000        North Carolina Municipal Power               2,235,000
                          Agency No. 1, Catawba,
                          Electric Revenue, Series A,
                          5.00%, 01/01/2005
         2,150,000        California Department of Water               2,173,177
                          Resources, Power Supply
                          Revenue, Series A,
                          5.50%, 05/01/2005
         3,290,000        Long Island Power Authority,                 3,327,177
                          New York, Electric System
                          Revenue, Series B,
                          5.00%, 06/01/2005

   $     1,665,000        South Carolina State, Public            $    1,710,688
                          Service Authority Revenue,
                          Series D,
                          5.00%, 01/01/2006
         3,745,000        California Department of Water               3,893,077
                          Resources, Power Supply
                          Revenue, Series A,
                          5.50%, 05/01/2006
         7,950,000        San Antonio, Texas, Electric &               8,418,494
                          Gas, Refunding,
                          5.25%, 02/01/2007
                                                                  --------------

Total Electric Revenue
(Cost $21,744,395)                                                    21,757,613
                                                                  --------------
Health Care Revenue: 3.09%
         1,245,000        Colorado Health Facilities                   1,248,175
                          Authority, Revenue, Catholic
                          Health Initiatives, Series A,
                          4.00%, 03/01/2005
           550,000        Connecticut State Health &                     558,525
                          Educational Facilities
                          Authority, Revenue, Hospital
                          for Special Care, Series B,
                          5.125%, 07/01/2007
           430,000        Allegheny County Hospital                      499,668
                          Development Authority,
                          Pennsylvania, Revenue, West
                          Pennsylvania Health System,
                          Series B,
                          9.25%, 11/15/2022
         5,400,000        Jacksonville, Florida,                       5,542,452
                          Economic Development
                          Commission, Healthcare
                          Facilities Revenue, Series B,
                          4.00%, 09/01/2023
                          (Note B)
                                                                  --------------

Total Health Care Revenue
(Cost $7,837,930)                                                      7,848,820
                                                                  --------------
Higher Education Revenue: 1.45%
         1,460,000        Ohio State University General                1,471,885
                          Receipts, Series B,
                          4.00%, 06/01/2005
         2,200,000        Allegheny County Industrial                  2,194,632
                          Development Authority,
                          Pennsylvania, Watson
                          Educational Center,
                          1.875%, 05/01/2031
                          (Note B)
                                                                  --------------

Total Higher Education Revenue
(Cost $3,674,963)                                                      3,666,517
                                                                  --------------

Water/Sewer Revenue: 0.57%
       $ 1,355,000        Massachusetts State, Water              $    1,444,078
                          Pollution Abatement Trust,
                          Pool Program Bonds, Series 10,
                          5.00%, 08/01/2022
                                                                  --------------

Total Water/Sewer Revenue
(Cost $1,439,707)                                                      1,444,078
                                                                  --------------
Miscellaneous Revenue: 1.16%
         2,360,000        Massachusetts State, Federal                 2,562,299
                          Highway Grant Anticipation
                          Notes, Series A,
                          5.25%, 06/15/2008
           370,000        Broad Street Community                         387,190
                          Development Authority,
                          Virginia, Revenue,
                          7.125%, 06/01/2015
                                                                  --------------

Total Miscellaneous Revenue
(Cost $2,930,010)                                                      2,949,489
                                                                  --------------
Industrial Development/Pollution Control
Revenue: 2.20%
         1,005,000        Richland County, South                       1,039,361
                          Carolina Environmental
                          Improvement Revenue,
                          International Paper Co.
                          Projects, Series A,
                          4.25%, 10/01/2007
           300,000        Midland County Economic                        312,516
                          Development Corp., Michigan,
                          Pollution Control Revenue,
                          Series A, AMT,
                          6.875%, 07/23/2009
           710,000        Franklin, Wisconsin, Solid                     708,225
                          Waste Disposal Revenue, VAR
                          Waste Management,
                          2.50%, 04/01/2016
         1,285,000        New Hampshire State, Business                1,284,370
                          Finance Authority, Pollution
                          Control Revenue,
                          2.05%, 07/01/2027
         1,000,000        Pope County, Arkansas,                       1,013,100
                          Revenue, Refunding Entergy
                          Inc. Project, 5.05%, 09/01/2028 (Note B)
         1,215,000        Maricopa County, Arizona,                    1,213,603
                          Pollution Control Revenue,
                          Public Service Company, Series E,
                          1.875%, 05/01/2029
                          (Note B)
                                                                  --------------

Total Industrial Development/Pollution Control Revenue
(Cost $5,541,481)                                                      5,571,175
                                                                  --------------
Total Revenue
(Cost $43,168,486)                                                    43,237,692
                                                                  --------------

ASSET-BACKED SECURITIES: 3.98%
Housing: 3.98%
   $     1,520,000        Rhode Island Housing &                  $   1,514,802
                          Mortgage Finance Corp.,
                          Homeownership Opportunity
                          Notes, Series 46-B,
                          2.25%, 03/15/2007
         3,840,000        Maine Housing Authority,                    3,840,000
                          General Housing Revenue, Draw
                          Down Series A,
                          2.69%, 01/01/2010
                          (Note B)
           420,000        West Virginia State Housing                   420,546
                          Development Fund, Series D,
                          AMT,
                          3.25%, 11/01/2015
           435,000        Georgia State Housing &                       438,032
                          Finance Authority, Revenue,
                          Single-Family Mortgage,
                          Subseries C3,
                          4.875%, 12/01/2015
         1,455,000        Munimae Trust, Series 2001-6                1,487,024
                          Class A,
                          4.80%, 01/14/2026
           885,000        Colorado Housing & Finance                    891,452
                          Authority, Single-Family,
                          Series A-2, AMT,
                          7.25%, 05/01/2027
         1,385,000        District of Columbia Housing                1,507,669
                          Finance Agency, Mortgage
                          Revenue, Single-Family, Series
                          A, AMT,
                          6.85%, 06/01/2031
                                                                  --------------
Total Housing
(Cost $10,099,506)                                                   10,099,525
                                                                  --------------
Total Asset-Backed Securities
(Cost $10,099,506)                                                   10,099,525
                                                                  --------------

INVESTMENT SUMMARY
Total Investments (Cost
$259,556,084)                              102.33%                $ 259,675,182
(Note D)
Cash and Other Assets, Less
Liabilities                                 (2.33)                   (5,911,888)
                                          --------                --------------
Net Assets(Equivalent to $12.58
per share based on 20,178,667
shares of capital stock
outstanding)                                  100%                $ 253,763,294
                                          ========                ==============

INTEREST RATE SWAPS
------------------------------------------------------------------------------------------------
Notional                                    Rate                                     Unrealized
Amount                 Description      Received    Rate Paid    Termination Date    Gain/(Loss)
------------------------------------------------------------------------------------------------
$11,900,000      JP Morgan Interest    Variable*     1.962%         02/03/2006       $  50,218
                 Rate Swap
 11,900,000      Goldman Sachs            1.763%    Variable*       02/03/2006         (10,422)
                 Interest Rate Swap
  2,390,000      JP Morgan Interest       2.173%    Variable*       09/01/2006          (8,238)
                 Rate Swap
  2,000,000      JP Morgan Interest       2.314%    Variable*       11/01/2006            (128)
                 Rate Swap
  2,000,000      JP Morgan Interest    Variable*     4.031%         11/01/2011         (96,913)
                 Rate Swap
  2,390,000      JP Morgan Interest    Variable*     3.365%         02/01/2012         (17,362)
                 Rate Swap
                                                                                     ----------
Total Interest Rate Swaps                                                            $ (82,845)
                                                                                     ----------

* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.
+     Interest based on LIBOR (London Interbank Offered Rate).

--------------------------------------------------------------------------------

      (A) Represents entire or partial position segregated as collateral for interest rate swap.
      (B) Variable rate coupon, rate shown as of December 31, 2004. (C) When-issued security. (C) When issued security.
      (D) At December 31, 2004, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $884,402 and gross unrealized depreciation of investments was $765,304, resulting in net unrealized appreciation of $119,098.

      Explanation of abbreviations:

      ACA-American Capital Access
      AMBAC-American Municipal Bond Assurance Corporation
      AMT-Subject to Alternative Minimum Tax
      FGIC-Financial Guaranty Insurance Company
      FSA-Financial Security Assurance, Inc.
      MBIA-Municipal Bond Investors Assurance Corporation
      PSF Guaranteed - (Texas) Permanent Schools Funds


      Allocation of portfolio net assets as of (December 31, 2004)

      Alaska                                                               0.55%
      Arizona                                                              1.93
      Arkansas                                                              0.4
      California                                                          15.15
      Colorado                                                             0.84
      Connecticut                                                          0.88
      Florida                                                              8.05
      Georgia                                                              0.65
      Illinois                                                             3.06
      Indiana                                                              1.84
      Kansas                                                                2.7
      Kentucky                                                             5.57
      Maine                                                                1.51
      Maryland                                                             0.79
      Massachusetts                                                        7.85
      Michigan                                                             2.08
      Mississipi                                                           1.73
      Nevada                                                               1.19
      New Hampshire                                                        0.51
      New Jersey                                                           5.84
      New York                                                             8.06
      North Carolina                                                       4.85
      Ohio                                                                 2.17
      Oklahoma                                                             1.32
      Pennsylvania                                                         6.92
      Rhode Island                                                          0.6
      South Carolina                                                       2.27
      Texas                                                                9.59
      Utah                                                                 0.87
      Virginia                                                             0.92
      Washington                                                            0.6
      West Virginia                                                        0.17
      Wisconsin                                                            0.28
      District of Columbia                                                 0.59
      Cash and Other Assets, Less Liabilities                             (2.33)
                                                                        --------
      Total                                                              100.00%
                                                                        ========

Sanford C. Bernstein Fund, Inc.
Schedule of Investments
Short Duration California Municipal Portfolio
December 31, 2004 (Unaudited)

Principal Amount                  Description                     Market Value

TAX EXEMPT VARIABLE-RATE DEMAND NOTES/SHORT-TERM NOTES: 14.46%
   $       2,800,000              New Jersey State, Tax           $    2,813,272
                                  Anticipation Notes, Series A,
                                  3.00%, 06/24/2005
           1,000,000              California Community College         1,004,670
                                  Financing Authority, Tax &
                                  Revenue Anticipation Notes,
                                  Series A,
                                  3.00%, 06/30/2005
           2,715,000              Los Angeles County,                  2,728,494
                                  California, Tax & Revenue
                                  Anticipation Notes, Series A,
                                  3.00%, 06/30/2005
           2,470,000              Los Angeles Unified School           2,485,956
                                  District, California Tax &
                                  Revenue Anticipation Notes,
                                  Series A,
                                  3.00%, 09/01/2005
             500,000              California Department Water            500,000
                                  Resources, Power Supply
                                  Revenue, Series B-4,
                                  2.13%, 05/01/2022
             600,000              California Health Facilities           600,000
                                  Financing Authority Revenue,
                                  Hospital Adventist Health
                                  Systems, Series A,
                                  2.19%, 09/01/2025
                                                                  --------------

Total Tax Exempt Variable-Rate Demand Notes/Short-Term Notes:
(Cost $10,153,928)                                                    10,132,392
                                                                  --------------

PREREFUNDED/ESCROWED: 6.76%
           1,000,000              Los Angeles Department of            1,014,720
                                  Water & Power, California
                                  Electric Plant Revenue,
                                  6.00%, 02/15/2028,
                                  Prerefunded 2/15/2005 @ 101
           1,590,000              Los Angeles County                   1,614,422
                                  Metropolitan Transportation
                                  Authority, California, Sales
                                  Tax Revenue, Proposition C-2nd
                                  Series A, AMBAC,
                                  5.00%, 07/01/2025,
                                  Prerefunded 07/01/2005 @ 100
           2,000,000              California State Public Works        2,112,500
                                  Board, Lease Revenue,
                                  Department Of Corrections,
                                  Series A, AMBAC,
                                  5.75%, 01/01/2012,
                                  Prerefunded 01/01/2006 @ 102
                                                                  --------------

Total Prerefunded/Escrowed
(Cost $4,872,510)                                                 $    4,741,642
                                                                  --------------

INSURED: 46.40%
   $       1,250,000              San Joaquin Hills                    1,249,325
                                  Transportation Corridor
                                  Agency, California, Toll Road
                                  Revenue, Capital Appreciation
                                  Refunding, Series A, MBIA,
                                  0.00%, 01/15/2005
           1,050,000              Alhambra Redevelopment Agency,       1,053,633
                                  California, Tax Allocation,
                                  Refunding Industrial
                                  Redevelopment Project, FSA,
                                  3.00%, 05/01/2005
           2,850,000              Beverly Hills Public Financing       2,873,655
                                  Authority, California, Lease
                                  Refunding, Series A, MBIA,
                                  4.00%, 06/01/2005
                                  (Note A)
             550,000              East Bay Delta Housing &               554,559
                                  Finance Agency, California,
                                  Lease Revenue, Pass through
                                  Lease Purchase, MBIA,
                                  4.25%, 06/01/2005
           1,000,000              Los Angeles County                   1,009,920
                                  Metropolitan Transportation
                                  Authority, California, Sales
                                  Tax Revenue, Refunding
                                  Proposition C-2nd Senior,
                                  Series A, MBIA,
                                  4.00%, 07/01/2005
           1,935,000              Los Angeles, California,             1,947,771
                                  Series A, MBIA,
                                  3.00%, 09/01/2005
           2,700,000              Los Angeles, California              2,811,240
                                  Certificates of Participation,
                                  Equipment Acquisition Program,
                                  Series AX, MBIA,
                                  5.50%, 04/01/2006
           1,070,000              San Francisco City & County          1,109,751
                                  Airports Commission,
                                  California International
                                  Airport, Refunding, 2nd
                                  Series-27A, MBIA,
                                  5.50%, 05/01/2006

   $       3,365,000              Los Angeles, California,        $    3,494,620
                                  Wastewater Systems Revenue,
                                  Refunding, FSA,
                                  5.00%, 06/01/2006
           2,045,000              California Department of             2,118,293
                                  Transportation Revenue,
                                  Federal Highway Grant,
                                  Anticipation Bonds, Series A,
                                  AMBAC,
                                  4.00%, 02/01/2007
           1,295,000              California Department of Water       1,380,561
                                  Resources, Power Supply
                                  Revenue, Series A, MBIA,
                                  5.25%, 05/01/2007
           2,630,000              East Bay Municipal Utility           2,739,645
                                  District, California, Water
                                  System Revenue, Refunding,
                                  FSA,
                                  4.00%, 06/01/2007
           1,250,000              California Department of             1,390,537
                                  Transportation Revenue,
                                  Federal Highway Grant
                                  Anticipation Bonds, Series A,
                                  FGIC,
                                  5.00%, 02/01/2012
           1,000,000              Fontana Public Financing             1,093,530
                                  Authority, California, Tax
                                  Allocation Revenue, North
                                  Fontana Redevelopment Project,
                                  Series A, FSA,
                                  5.25%, 09/01/2020
             750,000              San Francisco Community                804,225
                                  College District,  California
                                  Election 2001 Series B, MBIA,
                                  5.00%, 06/15/2021
           1,000,000              California Department of Water       1,069,260
                                  Resources, Water Revenue,
                                  Central Valley Project, Series
                                  AC, MBIA,
                                  5.00%, 12/01/2022
           1,460,000              Northern California Power            1,531,540
                                  Agency, Public Power Revenue,
                                  Hydroelectric Project No. 1,
                                  Series A, MBIA,
                                  5.125%, 07/01/2023
           1,300,000              Fremont, California,                 1,296,932
                                  Certificates of Participation,
                                  Refinancing Project, AMBAC,
                                  1.70%, 08/01/2025
                                  (Note B)
           1,450,000              Burlington, Kansas Pollution         1,451,769
                                  Control Revenue, Refunding
                                  Kansas Gas &  Electric Co.
                                  Project, Series B, MBIA,
                                  2.65%, 06/01/2031
                                  (Note B)

   $       1,500,000              Santa Clara Valley              $    1,545,840
                                  Transportation Authority,
                                  California, Sales Tax Revenue,
                                  Measure A, AMBAC,
                                  4.00%, 04/01/2036
                                  (Note B)
                                                                  --------------

Total Insured
(Cost $32,454,606)                                                    32,526,606
                                                                  --------------

TAX SUPPORTED: 20.30%
State General Obligations: 7.19%
           2,055,000              California State,                    2,112,745
                                  4.75%, 03/01/2006
           1,020,000              California State,                    1,064,574
                                  5.50%, 06/01/2006
             150,000              California State,                      161,259
                                  5.00%, 03/01/2008
             125,000              California State,                      130,044
                                  5.00%, 11/01/2022
           1,575,000              California State, Series D-3,        1,574,496
                                  1.89%, 05/01/2033
                                  (Note B)
                                                                  --------------

Total State General Obligations
(Cost $5,040,169)                                                      5,043,118
                                                                  --------------
Special Tax: 13.11%
           1,800,000              Puerto Rico Commonwealth             1,824,372
                                  Highways & Transportation,
                                  Refunding, Series F,
                                  5.00%, 07/01/2005
             100,000              Chula Vista Community                  100,082
                                  Facilities District,
                                  California, Special Tax No.
                                  06-1 Eastlake Woods Area,
                                  Series A,
                                  2.90%, 09/01/2005
             130,000              Riverside, California,                 129,061
                                  Improvement Bond Act 1915
                                  Canyon Springs Assessment,
                                  2.00%, 09/02/2005
             215,000              The Quarry Community                   214,841
                                  Development District, Florida,
                                  Special Assessment, Bond
                                  Anticipation Notes,
                                  5.00%, 11/01/2005
             190,000              North Las Vegas, Special               190,975
                                  Improvement District No. 60,
                                  Nevada Aliante,
                                  3.50%, 12/01/2005

   $         255,000              Las Vegas Special Improvement   $      259,289
                                  District No. 607, Nevada Local
                                  Improvement Bonds,
                                  4.00%, 06/01/2006
           1,800,000              California Economic Recovery         1,914,210
                                  Bonds, Series A,
                                  5.00%, 07/01/2007
             120,000              Fishhawk Community Development         121,738
                                  District No. 2, Florida,
                                  Special Assessment Revenue,
                                  Series B,
                                  5.00%, 11/01/2007
             115,000              Meadow Pointe III Community            116,919
                                  Development District, Florida,
                                  Capital Improvement Revenue,
                                  Series B,
                                  5.25%, 11/01/2007
             200,000              Vizcaya Community Development          203,538
                                  District, Florida, Special
                                  Assessment, Series B,
                                  5.40%, 11/01/2007
           1,000,000              California Economic Recovery         1,074,110
                                  Bonds, Series A,
                                  5.00%, 01/01/2008
             190,000              Village Community Development          192,960
                                  District No. 5, Florida,
                                  Special Assessment Revenue,
                                  Series B,
                                  5.00%, 05/01/2008
             130,000              Villasol Community Development         132,573
                                  District, Florida, Special
                                  Assessment Revenue, Series B,
                                  5.375%, 05/01/2008
           1,000,000              California Economic Recovery         1,084,420
                                  Bonds, Series A,
                                  5.00%, 07/01/2008
             200,000              Murrieta Community Facilities          199,652
                                  District, California, Special
                                  Tax No. 2003-1-Murrieta
                                  Springs,
                                  3.20%, 09/01/2008
             220,000              Huntington Community                   221,067
                                  Development District, Florida,
                                  Special Assessment, Series B,
                                  5.00%, 05/01/2009
             175,000              Seven Oaks Community                   175,767
                                  Development District II,
                                  Florida, Special Assessment
                                  Revenue, Series B,
                                  5.00%, 05/01/2009

   $         180,000              Upland Community Redevelopment  $      178,510
                                  Agency, California, Tax
                                  Allocation Notes, Magnolia
                                  Redevelopment Project,
                                  3.90%, 11/01/2009
             235,000              Heritage Isles Community               237,204
                                  Development District, Florida,
                                  Special Assessment, Series B,
                                  5.00%, 11/01/2009
             110,000              Live Oak Community Development         109,904
                                  District No. 002, Florida,
                                  Special Assessment, Series B,
                                  5.00%, 11/01/2009
             125,000              Gateway Services Community             128,043
                                  Development District, Florida,
                                  Special Assessment, Sun City
                                  Center, Fort Myers Project,
                                  Series B,
                                  5.50%, 05/01/2010
             200,000              Meadow Woods Community                 200,874
                                  Development District, Florida
                                  Special Assessment, Series B,
                                  5.25%, 05/01/2011
             175,000              Hammock Bay Community                  175,712
                                  Development District, Florida,
                                  Special Assessment Revenue,
                                  Series B,
                                  5.375%, 05/01/2011
                                                                  --------------
Total Special Tax
(Cost $9,173,115)                                                      9,185,821
                                                                  --------------
Total Tax Supported
(Cost $14,213,284)                                                    14,228,939
                                                                  --------------

REVENUE: 13.90%
Electric Revenue: 3.43%
           1,075,000              California Department of Water       1,086,588
                                  Resources, Power Supply
                                  Revenue, Series A,
                                  5.50%, 05/01/2005
           1,270,000              California Department of Water       1,320,216
                                  Resources, Power Supply
                                  Revenue, Series A,
                                  5.50%, 05/01/2006
                                                                  --------------

Total Electric Revenue
(Cost $2,396,686)                                                      2,406,804
                                                                  --------------
Health Care Revenue: 0.88%
             610,000              California Statewide                   613,660
                                  Communities Development
                                  Authority Revenue, Kaiser
                                  Permanente, Series C,
                                  3.70%, 11/01/2029
                                  (Note B)
                                                                  --------------

Total Health Care Revenue
(Cost $610,210)                                                   $      613,660
                                                                  --------------
Higher Education Revenue: 2.15%
   $       1,510,000              CSUCI Financing Authority,      $    1,505,545
                                  California Revenue Rental
                                  Housing,
                                  1.60%, 08/01/2031
                                                                  --------------
Total Higher Education Revenue
(Cost $1,510,000)                                                      1,505,545
                                                                  --------------
Miscellaneous Revenue: 4.38%
           2,845,000              Los Angeles, California,             2,936,495
                                  Public Works Financing
                                  Authority, Revenue, Capital
                                  Loan Receivable Notes, Series
                                  A,
                                  4.00%, 12/01/2006
             130,000              Broad Street Community                 136,040
                                  Development Authority,
                                  Virginia, Revenue,
                                  7.125%, 06/01/2015
                                                                  --------------
Total Miscellaneous Revenue
(Cost $3,066,751)                                                      3,072,535
                                                                  --------------
Industrial Development/Pollution Control
Revenue: 3.06%
             785,000              California Pollution Control           778,422
                                  Financing Authority, Pollution
                                  Control Revenue, Southern
                                  California Edison, Series C,
                                  2.00%, 03/01/2008
                                  (Note B)
             380,000              Louisa Industrial Development          401,956
                                  Authority, Virginia, Pollution
                                  Control Revenue, Virginia
                                  Electric & Power Co.,
                                  5.25%, 12/01/2008
                                  (Note B)
             320,000              Pope County, Arkansas,                 324,192
                                  Revenue, Refunding, Entergy
                                  Arkansas, Inc. Project,
                                  5.05%, 09/01/2028
                                  (Note B)
             390,000              Maricopa County Pollution              389,552
                                  Control Corp., Arizona
                                  Pollution Control Revenue,
                                  Arizona Public Service Co.,
                                  Series F,
                                  1.875%, 05/01/2029
                                  (Note B)

   $         250,000              California Pollution Control    $     249,975
                                  Financing Authority, Solid
                                  Waste Disposal Revenue,
                                  Republic Services Inc.,
                                  Project,
                                  2.85%, 12/01/2033
                                  (Note B)
                                                                  -------------

Total Industrial Development/Pollution Control Revenue
(Cost $2,129,053)                                                     2,144,097
                                                                  -------------
Total Revenue
(Cost $9,712,700)                                                     9,742,641
                                                                  -------------
ASSET-BACKED SECURITIES: 2.70%
Housing: 2.70%
             490,000              California Rural Home Mortgage        516,788
                                  Finance Authority,
                                  Single-Family Mortgage
                                  Revenue, Mortgage-Backed
                                  Securities Program, Series A,
                                  GNMA/FNMA,
                                  6.55%, 06/01/2030
                                  (Note B)
           1,375,000              California Statewide                1,374,134
                                  Communities Development
                                  Authority, Multifamily Housing
                                  Revenue, Fountains Seacliff
                                  Apartments, Series Y,
                                  2.10%, 10/15/2035
                                  (Note B)
                                                                  -------------
Total Housing
(Cost $1,892,055)                                                     1,890,922
                                                                  -------------
Total Asset-Backed Securities
(Cost $1,892,055)                                                     1,890,922
                                                                  -------------

INVESTMENT SUMMARY
Total Investments (Cost
$73,299,083)                                  104.52%             $  73,263,142
(Note C, below)
Cash and Other Assets, Less
Liabilities                                    (4.52)                (3,169,225)
                                             --------             -------------
Net Assets(Equivalent to
$12.54 per share based on
5,590,555 shares of capital
stock outstanding)                               100%             $  70,093,917
                                             ========             =============

INTEREST RATE SWAP

      Notional                                   Rate                                                 Unrealized
       Amount            Description           Received          Rate Paid        Termination Date    Gain/(Loss)
-----------------------------------------------------------------------------------------------------------------
   $ 4,000,000     Goldman Sachs Interest      Variable*           1.763%            02/03/2006        $ (3,503)
                   Rate Swap
     4,000,000     Merrill Lynch Interest      85.10% of          Variable*          02/03/2006          16,880
                   Rate Swap                1 Month LIBOR+
     1,250,000     JP Morgan Interest            2.173%           Variable*          09/01/2006          (4,309)
                   Rate Swap
     1,250,000     JP Morgan Interest           Variable*           3.365%           02/01/2012          (9,080)
                   Rate Swap
                                                                                                       ---------
Total Inteterest Rate Swaps                                                                            $    (12)
                                                                                                       ---------

* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.

+ Interest based on LIBOR (London Interbank Offered Rate).

(A) Represents entire or partial position segregated as collateral for interest rate swap.
(B)   Variable Rate coupon, rate shown as of December 31, 2004.
(C) At December 31, 2004, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $252,428 and gross unrealized depreciation of investments was $288,369, resulting in net unrealized depreciation of $35,941.

      Explanation of abbreviations:

      AMBAC-American Municipal Bond Assurance Corporation
      CSUCI-California State University Channel Islands
      FGIC-Financial Guaranty Insurance Company
      FNMA-Federal National Mortgage Association
      FSA-Financial Security Assurance, Inc.
      GNMA - Government National Mortgage Association
      MBIA-Municipal Bond Investors Assurance Corporation

Sanford C. Bernstein Fund, Inc.
Schedule of Investments
Short Duration New York Municipal Portfolio
December 31, 2004 (Unaudited)

Principal Amount        Description                               Market Value

TAX-EXEMPT VARIABLE-RATE DEMAND NOTES: 7.88%
   $    3,125,000       Puerto Rico Commonwealth, Tax             $    3,142,781
                        & Revenue Anticipation Notes,
                        3.00%, 07/29/2005
        3,700,000       New York City Transitional                     3,700,000
                        Finance Authority, New York
                        City Recovery, Series 3,
                        Subseries 3F,
                        2.20%, 11/01/2022
        2,500,000       Long Island Power Authority,                   2,500,000
                        New York, Electric Systems
                        Revenue, Series 2, Subseries
                        2B,
                        2.15%, 05/01/2033
                                                                  --------------

Total Tax-Exempt Variable-Rate Demand Notes
(Cost $9,349,049)                                                      9,342,781
                                                                  --------------

PREREFUNDED/ESCROWED: 15.97%
        2,025,000       New York State Medical Care                    2,075,564
                        Facilities Finance Agency, New
                        York, Hospital Revenue FHA
                        Insured, Series A, AMBAC,
                        6.30%, 08/15/2006
                        Prerefunded 02/15/2005 @ 102
        1,000,000       New York State Medical Care                    1,025,520
                        Facilities Finance Agency, New
                        York, Hospital Revenue FHA
                        Insured, Series A, AMBAC,
                        6.80%, 08/15/2024
                        Prerefunded 02/15/2005 @ 102
        1,000,000       New York State Medical Care                    1,025,580
                        Facilities Finance Agency,
                        Brookdale Hospital Medical
                        Center, Series A,
                        6.85%, 02/15/2017
                        Prerefunded 02/15/2005 @ 102
        1,250,000       New York State Local                           1,287,488
                        Government Assistance Corp.,
                        Series A, AMBAC,
                        6.00%, 04/01/2024
                        Prerefunded 04/01/2005 @ 102
        4,020,000       New York State Environmental                   4,125,686
                        Facilities Corp., Pollution
                        Control Revenue, State Water
                        Revolving Fund, New York City
                        Municipal Water, Series B,
                        5.60%, 06/15/2012
                        Prerefunded 06/15/2005 @ 101 (Note A)

   $    2,545,000       New York City Municipal Water             $    2,614,987
                        Finance Authority, New York,
                        Water & Sewer System Revenue,
                        Series A,
                        5.875%, 06/15/2025
                        Prerefunded 06/15/2005 @ 101
        2,400,000       Municipal Assistance Corp.,                    2,447,880
                        New York, Series E,
                        6.00%, 07/01/2005
                        Economically Defeased to Maturity
        1,000,000       New York City Transitional                     1,044,450
                        Finance Authority, Fiscal
                        2003, Series C,
                        5.00%, 08/01/2006
                        Economically Defeased to Maturity
        1,390,000       New York State Urban                           1,602,225
                        Development Corp.,
                        Correctional Facilities
                        Service Contract, Series D,
                        FSA,
                        5.75%, 01/01/2015
                        Prerefunded 01/01/2011 @ 100
          585,000       New York State Environmental                     678,249
                        Facilities Corp., State Water
                        Revolving Fund, New York City
                        Municipal Water Refunding,
                        Series A,
                        5.75%, 06/15/2011
                        Escrowed to Maturity
        1,000,000       New York City, New York,                       1,025,370
                        Series B, AMBAC,
                        8.25%, 06/01/2017
                        Escrowed to Maturity
                                                                  --------------

Total Prerefunded/Escrowed
(Cost $18,897,728)                                                    18,952,999
                                                                  --------------

INSURED: 24.55%
        1,090,000       Suffolk County, Industrial                     1,091,700
                        Development Agency, New York,
                        Southwest Solid Waste Removal
                        Systems, Revenue, Refunding,
                        XLCA,
                        4.00%, 02/01/2005
        2,000,000       Rochester, New York, Series B,                 2,002,620
                        FGIC,
                        3.00%, 02/15/2005
        1,275,000       New York City Health &                         1,277,958
                        Hospital Corp., Health System
                        Revenue, Series A, AMBAC,
                        4.00%, 02/15/2005

   $    1,075,000       Nassau County, New York,                  $    1,083,320
                        Series F, FSA,
                        7.00%, 03/01/2005
        1,380,000       Erie County, Industrial                        1,384,913
                        Development Agency, New York,
                        School Facilities, Revenue,
                        City of Buffalo Project, FSA,
                        3.00%, 05/01/2005
        1,225,000       Trumansburg Central School                     1,230,917
                        District, New York, Series B,
                        FGIC,
                        3.00%, 06/15/2005
        1,450,000       Newark Central School                          1,458,598
                        District, New York, Series B,
                        FGIC,
                        3.25%, 06/15/2005
        1,170,000       Puerto Rico Electric Power                     1,179,910
                        Authority, Power Revenue,
                        Refunding, Series GG, FSA,
                        3.80%, 07/01/2005
        1,840,000       New York State Dormitory                       1,871,004
                        Authority Revenue, Montefiore
                        Medical Center, AMBAC,
                        5.00%, 08/01/2005
        1,000,000       New York State Dormitory                       1,024,210
                        Authority, Mental Health
                        Services Facilities, Revenue,
                        Series E, AMBAC,
                        6.00%, 08/15/2005
        1,080,000       Suffolk County, Industry                       1,100,012
                        Development Agency, New York,
                        Southwest Sewer System,
                        Revenue, XLCA,
                        4.00%, 02/01/2006
        3,380,000       Port Authority of New York &                   3,423,670
                        New Jersey, Consolidated 98th
                        Series, MBIA,
                        6.00%, 08/01/2009
          500,000       New York State Thruway                           556,190
                        Authority, Highway & Bridge
                        Trust Fund, Series 2002C,
                        MBIA,
                        5.25%, 04/01/2010
        1,260,000       MTA, New York Transit                          1,398,298
                        Authority, Certificates of
                        Participation, Series A,
                        AMBAC,
                        5.625%, 01/01/2013
          500,000       Suffolk County, New York,                        564,215
                        Refunding, Series B, FSA,
                        5.25%, 05/01/2013

   $    1,160,000       New York State Thruway                    $    1,259,099
                        Authority, Highway & Bridge
                        Trust Fund, Series B, MBIA,
                        5.25%, 04/01/2017
        1,060,000       Florida State, Department of                   1,140,412
                        Environmental Protection
                        Preservation Revenue, Florida
                        Forever Project, Series C,
                        AMBAC,
                        5.00%, 07/01/2020
        1,830,000       MTA, New York, Series A, FGIC,                 1,968,256
                        5.25%, 11/15/2022
        1,200,000       Sales Tax Asset Receivable                     1,260,528
                        Corp., New York, Series A,
                        MBIA,
                        5.00%, 10/15/2025
        2,850,000       Burlington, Kansas, Pollution                  2,853,477
                        Control Revenue, Refunding,
                        Kansas Gas & Electric Co.
                        Project, Series B, MBIA,
                        2.65%, 06/01/2031
                                                                  --------------

Total Insured
(Cost $29,027,605)                                                    29,129,307
                                                                  --------------

TAX SUPPORTED: 30.10%
Local General Obligation: 2.28%
        1,000,000       New York City, New York,                       1,023,150
                        Series A,
                        6.00%, 08/01/2005
        1,610,000       New York City, New York,                       1,677,475
                        Series G,
                        5.00%, 08/01/2006
                                                                  --------------

Total Local General Obligation
(Cost $2,706,505)                                                      2,700,625
                                                                  --------------
Tax Lease: 14.32%
        2,000,000       MTA, State Service Contract,                   2,000,000
                        4.00%, 01/01/2005
        1,000,000       New York State Dormitory                       1,003,450
                        Authority, Mental Health
                        Services Facilities, Series
                        C-1,
                        5.00%, 02/15/2005
        1,565,000       New York State Thruway                         1,578,365
                        Authority, State Service
                        Contract,
                        5.60%, 04/01/2005
        2,390,000       California Public Works Board                  2,398,102
                        Lease Revenue, Refunding,
                        Department of Corrections
                        Series E,
                        3.00%, 06/01/2005

   $    3,600,000       New York State Housing Finance            $    3,754,584
                        Agency Revenue, Refunding,
                        Health Facilities New York
                        City, Series A,
                        6.00%, 05/01/2006
        1,060,000       New York State Dormitory                       1,114,813
                        Authority, Revenue, Mental
                        Health, Series F-1,
                        5.00%, 02/15/2007
        4,000,000       Tobacco Settlement Financing                   4,055,160
                        Corp., New York, Series C-1,
                        5.50%, 06/01/2009
        1,000,000       New York State Dormitory                       1,088,050
                        Authority, Westchester County
                        Court Facilities, AMBAC
                        Surety,
                        5.25%, 08/01/2013
                                                                  --------------
Total Tax Lease
(Cost $17,048,587)                                                    16,992,524
                                                                  --------------
Special Tax: 13.50%
        4,695,000       New York State Thruway                         4,704,765
                        Authority, State Personal
                        Income Tax Revenue, Series A,
                        3.00%, 03/15/2005
          400,000       Heritage Landing Community                       398,260
                        Development District, Florida,
                        Special Assessment Bond
                        Anticipation Notes,
                        5.00%, 08/01/2005
        3,355,000       New York City Transitional                     3,409,921
                        Finance Authority, Future Tax
                        Secured, Subseries D-1,
                        4.00%, 11/01/2005
          350,000       The Quarry Community                             349,741
                        Development District, Florida,
                        Special Assessment, Bond
                        Anticipation Notes,
                        5.00%, 11/01/2005
          290,000       North Las Vegas, Local                           291,488
                        Improvement Special District
                        No. 60, Nevada,
                        3.50%, 12/01/2005
          420,000       Las Vegas Special Improvement                    427,064
                        District No. 607 Nevada, Local
                        Improvement Bonds,
                        4.00%, 06/01/2006
        1,745,000       Puerto Rico Commonwealth,                      1,807,070
                        Highway & Transportation
                        Authority, Highway Revenue,
                        Series AA,
                        5.00%, 07/01/2006

   $      180,000       Fishhawk Community Development            $      182,607
                        District No. 2, Florida,
                        Special Assessment Revenue,
                        Series B,
                        5.00%, 11/01/2007
          180,000       Meadow Pointe III Community                      183,004
                        Development District, Florida,
                        Capital Improvement, Series B,
                        5.25%, 11/01/2007
          300,000       Vizcaya Community Development                    305,307
                        District, Florida, Special
                        Assessment, Series B,
                        5.40%, 11/01/2007
          290,000       Village Community Development                    294,518
                        District No. 5, Florida,
                        Special Assessment Revenue,
                        Series B,
                        5.00%, 05/01/2008
          195,000       Villasol Community Development                   198,859
                        District, Florida, Special
                        Assessment Revenue, Series B,
                        5.375%, 05/01/2008
          285,000       Huntington Community                             286,382
                        Development District, Florida,
                        Special Assessment Series B,
                        5.00%, 05/01/2009
          150,000       Seven Oaks Community                             150,657
                        Development District II,
                        Florida, Special Assessment
                        Revenue, Series B,
                        5.00%, 05/01/2009
          305,000       Overoaks Community Development                   306,861
                        District, Florida, Capital
                        Improvement Revenue, Series B,
                        5.125%, 05/01/2009
          400,000       Heritage Isles Community                         403,752
                        Development District, Florida,
                        Special Assessment Series B,
                        5.00%, 11/01/2009
          400,000       Fishhawk Community Development                   406,008
                        District No. 2, Florida,
                        Special Assessment Revenue,
                        Series B,
                        5.125%, 11/01/2009
          180,000       Gateway Services Community                       184,381
                        Development District, Florida,
                        Special Sun City Center Fort
                        Meyers Project B,
                        5.50%, 05/01/2010

   $      290,000       Hammock Bay Community                     $      291,180
                        Development District, Florida,
                        Special Assessment Revenue,
                        Series B,
                        5.375%, 05/01/2011
          305,000       Parkway Center Community                         310,530
                        Development District, Florida
                        Special Assessment, Refunding,
                        Series B,
                        5.625%, 05/01/2014
        1,000,000       New York City Transitional                     1,123,620
                        Finance Authority, Future Tax
                        Secured, Refunding, Series A,
                        5.50%, 11/01/2026
                        (Note B)
                                                                  --------------
Total Special Tax
(Cost $15,932,087)                                                    16,015,975
                                                                  --------------
Total Tax Supported
(Cost $35,687,179)                                                    35,709,124
                                                                  --------------
REVENUE: 20.34%
Electric Revenue: 11.48%
        1,645,000       New York State Power                           1,651,547
                        Authority, Series 1998A,
                        5.50%, 02/15/2005
        1,805,000       California Department of Water                 1,824,458
                        Resources, Power Supply
                        Revenue, Series A,
                        5.50%, 05/01/2005
        1,035,000       Long Island Power Authority,                   1,044,615
                        New York, Electric System
                        Revenue, Series A,
                        4.50%, 06/01/2005
        1,000,000       Long Island Power Authority,                   1,011,300
                        New York, Electric System
                        Revenue, Series B,
                        5.00%, 06/01/2005
        1,325,000       California Department of Water                 1,377,391
                        Resources, Power Supply
                        Revenue, Series A,
                        5.50%, 05/01/2006
        4,720,000       New York State Power                           4,715,327
                        Authority, Revenue & General
                        Purpose,
                        1.35%, 03/01/2016
                        (Note B)
        2,000,000       New York State Power                           1,998,020
                        Authority, Revenue & General
                        Purpose,
                        1.35%, 03/01/2020
                        (Note B)
                                                                  --------------
Total Electric Revenue
(Cost $13,618,797)                                                    13,622,658
                                                                  --------------

Health Care Revenue: 0.99%
   $    1,165,000       New York State Dormitory                  $    1,170,918
                        Authority, Kateri Residence
                        Revenue,
                        3.00%, 07/01/2005
                                                                  --------------
Total Health Care Revenue
(Cost $1,171,218)                                                      1,170,918
                                                                  --------------
Toll/Transit Revenue: 4.72%
        2,100,000       New York State Thruway                         2,104,179
                        Authority, General Revenue,
                        Bond Anticipation Notes,
                        Series A,
                        2.25%, 10/06/2005
        3,475,000       MTA, New York, Revenue, Series                 3,500,611
                        B,
                        3.00%, 11/15/2005
                                                                  --------------
Total Toll/Transit Revenue
(Cost $5,621,992)                                                      5,604,790
                                                                  --------------
Water/Sewer Revenue: 0.40%
           75,000       New York State Environmental                      75,450
                        Facilities Corp., Pollution
                        Control Revenue, Series 1990C,
                        7.20%, 03/15/2011
           90,000       New York State Environmental                     103,834
                        Facilities Corp., New York
                        City Municipal Water Finance
                        Authority, Refunding, Series
                        A,
                        5.75%, 06/15/2011
          300,000       New York State Environmental                     300,987
                        Facilities Corp., New York
                        City Municipal Water Finance
                        Authority, Series 90-A,
                        7.50%, 06/15/2012
                                                                  --------------

Total Water/Sewer Revenue
(Cost $481,441)                                                          480,271
                                                                  --------------
Miscellaneous Revenue: 0.18%
          200,000       Broad Street Community                           209,292
                        Development Authority,
                        Virginia,
                        7.125%, 06/01/2015
                                                                  --------------

Total Miscellaneous Revenue
(Cost $200,000)                                                          209,292
                                                                  --------------

Industrial Development/Pollution Control
Revenue: 2.57%
   $      295,000       Louisa Industrial Development             $      312,045
                        Authority, Virginia, Pollution
                        Control Revenue, Virginia
                        Electric & Power Co.,
                        5.25%, 12/01/2008
                        (Note B)
          935,000       New York State Environmental                     931,017
                        Facilities Corp., Solid Waste
                        Disposal Revenue, Waste
                        Management Project, Series A,
                        2.90%, 05/01/2012
                        (Note B)
          570,000       Pope County, Arkansas, Entergy                   577,467
                        Arkansas, Inc., Project,
                        5.05%, 09/01/2028
                        (Note B)
          615,000       Maricopa County, Arizona,                        614,293
                        Pollution Control Revenue,
                        Arizona, Public Service Co.,
                        Project Series B,
                        1.875%, 05/01/2029
                        (Note B)
          620,000       Farmington, New Mexico,                          614,215
                        Pollution Control Revenue,
                        Public Service, San Juan
                        Project, Series B,
                        2.10%, 04/01/2033
                                                                  --------------

Total Industrial Development/Pollution Control Revenue
(Cost $3,037,930)                                                      3,049,037
                                                                  --------------
Total Revenue
(Cost $24,131,378)                                                    24,136,966
                                                                  --------------

ASSET-BACKED SECURITIES: 0.22%
Housing: 0.22%
          260,000       East Rochester Housing                           262,598
                        Authority, New York, Revenue,
                        Refunding, GNMA North Park
                        Nursing Home,
                        3.70%, 10/20/2006
                                                                  --------------

Total Housing
(Cost $260,000)                                                          262,598
                                                                  --------------
Total Asset-Backed Securities
(Cost $260,000)                                                          262,598
                                                                  --------------

INVESTMENT SUMMARY
Total Investments (Cost
$117,352,939)                                       99.06%        $  117,533,775
(Note C, below)
Cash and Other Assets, Less
Liabilities                                          0.94              1,119,538
                                                   -------        --------------
Net Assets(Equivalent to
$12.63 per share based on
7,460,350 shares of capital
stock outstanding)                                    100%        $  118,653,313
                                                   =======        ==============

INTEREST RATE SWAPS
--------------------------------------------------------------------------------------------------------
Notional                                     Rate                                            Unrealized
Amount               Description             Received       Rate Paid    Termination Date    Gain/(Loss)
--------------------------------------------------------------------------------------------------------
$1,000,000     JP Morgan Interest            2.314%         Variable*       11/01/2006       $     (64)
               Rate Swap
 6,400,000     Merrill Lynch Interest        85.10% of      Variable*       02/03/2006          27,007
               Rate Swap                  1 Month LIBOR+
 6,400,000     Goldman Sachs Interest        Variable*        1.763%        02/03/2006          (5,605)
               Rate Swap
   500,000     Goldman Sachs Interest        2.477%         Variable*       07/01/2006           1,399
               Rate Swap
 1,000,000     JP Morgan Interest            Variable*        4.03%         11/01/2011         (48,457)
               Rate Swap
   500,000     Goldman Sachs Interest        Variable*        3.814%        05/01/2013         (15,974)
               Rate Swap
                                                                                             ---------
Total Interest Rate Swaps                                                                    $ (41,694)
                                                                                             ---------

* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.

+ Interest based on LIBOR (London Interbank Offered Rate).

--------------------------------------------------------------------------------

      (A) Represents entire or partial position segregated as collateral for interest rate swap.
      (B)   Variable rate coupon, rate shown as of December 31, 2004.
      (C) At December 31, 2004, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $696,278 and gross unrealized depreciation of investments was $515,442, resulting in net unrealized appreciation of $180,836.

            Explanation of abbreviations:

            AMBAC-American Municipal Bond Assurance Corporation FGIC-Financial Guaranty Insurance Company FHA-Federal Housing Administration FSA-Financial Security Assurance, Inc. GNMA-Government National Mortgage Association MBIA-Municipal Bond Investors Assurance Corporation MTA-Metropolitan Transportation Authority XLCA-XL Capital Assurance, Inc.

Sanford C. Bernstein Fund, Inc.
Schedule of Investments
Diversified Municipal Portfolio
December 31, 2004 (Unaudited)

Principal Amount           Description                              Market Value

TAX-EXEMPT VARIABLE-RATE DEMAND NOTES: 0.52%
   $        700,000        Port Authority of New York &             $        700,000
                           New Jersey, Special Obligation
                           Revenue, Versatile Structure
                           Obligation, Series 2,
                           2.10%, 05/01/2019
          4,800,000        New York City Transitional                      4,800,000
                           Finance Authority, New York,
                           Recovery, Series 3-Subseries
                           3F,
                           2.20%, 11/01/2022
          4,000,000        Louisville & Jefferson County,                  4,000,000
                           Kentucky, Regional Airport
                           Authority, Special Facilities
                           Revenue, UPS Worldwide
                           Forwarding, Series A,
                           2.22%, 01/01/2029
          2,500,000        Massachusetts State, Central                    2,500,000
                           Artery, Series A,
                           2.18%, 12/01/2030
          1,800,000        West Side Calhoun County,                       1,800,000
                           Texas, Navigation District,
                           Sewage & Solid Waste Disposal
                           Revenue, BP Chemicals
                           Incorporated Project,
                           2.23%, 04/01/2031
          1,190,000        Whiting, Indiana,                               1,190,000
                           Environmental Facilities
                           Revenue, Refunding, BP
                           Products Project, Series C,
                           2.23%, 07/01/2034
                                                                    ----------------

Total Tax-Exempt Variable-Rate Demand Notes
(Cost $14,990,000)                                                        14,990,000
                                                                    ----------------

PREREFUNDED/ESCROWED: 6.74%
          1,315,000        New York State Urban                            1,315,000
                           Development Corp.,
                           Correctional Facilities,
                           Series 5,
                           6.00%, 01/01/2005
                           Escrowed to Maturity
          2,330,000        Fulton County Building                          2,330,000
                           Authority, Georgia, Series A,
                           8.75%, 01/01/2005
                           Escrowed to Maturity

   $      1,025,000        Goose Creek Independent School           $      1,028,608
                           District, Texas, PSF
                           Guaranteed,
                           5.00%, 02/15/2012
                           Prerefunded 02/15/2005 @ 100
          1,445,000        New York City, New York,                        1,452,557
                           Series D,
                           6.50%, 02/15/2005
                           Escrowed to Maturity
          3,805,000        New York City, New York,                        3,824,900
                           Series E, AMBAC,
                           6.50%, 02/15/2005
                           Escrowed to Maturity
          1,225,000        Oklahoma Development Finance                    1,244,735
                           Authority, Revenue, Hillcrest
                           Healthcare System, Series A,
                           4.70%, 08/15/2005
                           Escrowed to Maturity
          1,205,000        Chicago, Illinois, Series A,                    1,233,269
                           AMBAC,
                           4.50%, 01/01/2006
                           Escrowed to Maturity
          1,400,000        Massachusetts State,                            1,453,382
                           Consolidated Loans, Series A,
                           MBIA,
                           5.00%, 01/01/2008
                           Prerefunded 01/01/2006 @ 101
          1,190,000        Roanoke, Virginia,                              1,249,786
                           5.00%, 02/01/2011
                           Prerefunded 02/01/2006 @ 102
          2,400,000        Plano Independent School                        2,489,376
                           District, Texas, PSF
                           Guaranteed,
                           5.50%, 02/15/2014
                           Prerefunded 02/15/2006 @ 100 (Note A)
          1,400,000        Travis County, Texas,                           1,446,242
                           5.00%, 03/01/2015
                           Prerefunded 03/01/2006 @ 100
          7,390,000        New York City, New York,                        7,826,158
                           Series I,
                           5.875%, 03/15/2013
                           Prerefunded 03/15/2006 @ 101.5 (Note A)
          1,340,000        Virginia Polytechnic                            1,424,353
                           Institute, State University,
                           Revenue, Series A,
                           5.25%, 06/01/2008
                           Prerefunded 06/01/2006 @ 102
          1,035,000        Massachusetts State,                            1,093,664
                           Consolidated Loan, Series B,
                           FGIC,
                           5.50%, 06/01/2012
                           Prerefunded 06/01/2006 @ 101

   $      4,775,000        Chicago, Illinois, Emergency             $      5,075,204
                           Telephone System, FGIC,
                           5.50%, 01/01/2007
                           Escrowed to Maturity
          1,780,000        Jefferson County, Alabama,                      1,890,111
                           Sewer Revenue, Refunding
                           Warrants, Series A, FGIC,
                           5.375%, 02/01/2027
                           Prerefunded 02/01/2007 @ 100
          2,030,000        MTA, New York, Commuter                         2,213,776
                           Facilities Revenue, Series
                           C-2, FGIC,
                           6.00%, 07/01/2007
                           Escrowed to Maturity
          1,000,000        Illinois Educational                            1,084,800
                           Facilities Authority, Revenue,
                           Loyola University, Chicago,
                           Series A,
                           7.00%, 07/01/2007
                           Escrowed to Maturity
          1,000,000        Cook County, Illinois, MBIA,                    1,053,430
                           7.25%, 11/01/2007
                           Escrowed to Maturity
             10,000        Connecticut State,                                 10,859
                           5.50%, 12/01/2007
                           Escrowed to Maturity
          1,265,000        Intermountain Power Agency,                     1,438,039
                           Utah, Power Supply Revenue,
                           Series A, AMBAC,
                           6.50%, 07/01/2008
                           Escrowed to Maturity
          2,785,000        Massachusetts State,                            3,066,591
                           Consolidated Loan, Series C,
                           5.25%, 08/01/2011
                           Prerefunded 08/01/2008 @ 101
          1,555,000        Washoe County School District,                  1,716,191
                           Nevada, FGIC,
                           5.25%, 06/01/2014
                           Prerefunded 12/01/2008 @ 100
          8,625,000        Jefferson County, Alabama,                      9,486,896
                           Sewer Revenue, Capital
                           Improvement Warrants, Series
                           A, FGIC,
                           5.00%, 02/01/2033
                           Prerefunded 02/01/2009 @ 101
          1,060,000        Jefferson County, Alabama                       1,171,014
                           Sewer Revenue, Capital
                           Improvement Warrants, Series
                           A, FGIC,
                           5.125%, 02/01/2039
                           Prerefunded 02/01/2009 @ 101

   $      3,050,000        Jefferson County, Alabama                $      3,417,525
                           Sewer Revenue, Capital
                           Improvement Warrants, Series
                           A, FGIC,
                           5.375%, 02/01/2036
                           Prerefunded 02/01/2009 @ 101
          4,290,000        Jefferson County, Alabama,                      4,868,893
                           Sewer Revenue, Series A,
                           5.75%, 02/01/2038
                           Prerefunded 02/01/2009 @ 101
          3,495,000        Ohio State Public Facilities                    3,531,942
                           Commission, Higher Education
                           Capital Facilities, Series A,
                           AMBAC,
                           5.25%, 05/01/2009
                           Escrowed to Maturity (Note A)
            175,000        District of Columbia,                             196,147
                           Prerefunded 2001 Series B,
                           FSA,
                           5.50%, 06/01/2009
                           Escrowed to Maturity
          1,185,000        New Mexico State, Highway                       1,299,447
                           Commission Revenue,
                           Subordinated Lien-Tax, Series
                           B, AMBAC,
                           5.00%, 06/15/2009
                           Escrowed to Maturity
          1,000,000        Oklahoma Development Finance                    1,093,160
                           Authority, Revenue, Hillcrest
                           Healthcare System, Series A,
                           5.00%, 08/15/2009
                           Escrowed to Maturity
          2,240,000        Oklahoma Development Finance                    2,540,496
                           Authority, Revenue, Hillcrest
                           Healthcare System, Series A,
                           5.75%, 08/15/2013
                           Prerefunded 08/15/2009 @ 101
          1,130,000        Michigan Municipal Bond                         1,287,081
                           Authority, Revenue, Clean
                           Water Revolving Fund,
                           5.625%, 10/01/2011
                           Prerefunded 10/01/2009 @ 101
          3,745,000        Michigan Municipal Bond                         4,286,302
                           Authority, Revenue, Clean
                           Water Revolving Fund,
                           5.75%, 10/01/2014
                           Prerefunded 10/01/2009 @ 101
            235,000        Palm Beach County Solid Waste                     269,493
                           Authority, Florida, Revenue,
                           Series A, AMBAC,
                           6.00%, 10/01/2009
                           Escrowed to Maturity

   $      1,145,000        Montgomery County, Ohio,                 $      1,281,656
                           Hospital Revenue, Grandview
                           Hospital & Medical Center,
                           5.40%, 12/01/2009
                           Escrowed to Maturity
          2,100,000        Montgomery County, Ohio,                        2,360,190
                           Hospital Revenue, Grandview
                           Hospital & Medical Center,
                           5.50%, 12/01/2010
                           Prerefunded 12/01/2009 @ 100
          1,000,000        Montgomery County, Ohio,                        1,128,460
                           Hospital Revenue, Grandview
                           Hospital & Medical Center,
                           5.60%, 12/01/2011
                           Prerefunded 12/01/2009 @ 100
          3,475,000        Detroit, Michigan, Water                        4,003,061
                           Supply System Revenue, Senior
                           Lien Series A, FGIC,
                           5.875%, 07/01/2022
                           Prerefunded 01/01/2010 @ 101
          2,935,000        Detroit, Michigan, Sewage                       3,397,996
                           Disposal Revenue, Series A,
                           6.00%, 07/01/2029
                           Prerefunded 01/01/2010 @ 101
          1,145,000        Route 3 North Transport                         1,288,594
                           Improvement Associates,
                           Massachusetts Lease Revenue,
                           MBIA,
                           5.375%, 06/15/2022
                           Prerefunded 06/15/2010 @ 100
          3,000,000        Colorado Department of                          3,482,970
                           Transportation, Transportation
                           Revenue, AMBAC,
                           6.00%, 06/15/2015
                           Prerefunded 06/15/2010 @ 100.5
          1,585,000        Virginia College Building                       1,821,672
                           Authority, Educational
                           Facilities Revenue, Public
                           Higher Education, Series A,
                           5.75%, 09/01/2013
                           Prerefunded 09/01/2010 @ 100
          3,210,000        Massachusetts State,                            3,657,538
                           Consolidated Loan, Series C,
                           5.75%, 10/01/2014
                           Prerefunded 10/01/2010 @ 100
          2,390,000        Illinois State, First Series,                   2,752,993
                           MBIA,
                           5.75%, 12/01/2013
                           Prerefunded 12/01/2010 @ 100
          1,425,000        Snohomish County, Washington,                   1,698,985
                           School District No. 016
                           Arlington, FGIC,
                           6.50%, 12/01/2015
                           Prerefunded 12/01/2010 @ 100

   $      1,780,000        Chicago, Illinois, Park                  $      2,053,337
                           District, Harbor Facilities
                           Revenue,
                           5.875%, 01/01/2013
                           Prerefunded 01/01/2011 @ 100
          1,920,000        Chicago, Illinois, Park                         2,214,835
                           District, Harbor Facilities
                           Revenue,
                           5.875%, 01/01/2014
                           Prerefunded 01/01/2011 @ 100
          2,035,000        Chicago, Illinois, Park                         2,347,495
                           District, Harbor Facilities
                           Revenue,
                           5.875%, 01/01/2015
                           Prerefunded 01/01/2011 @ 100
          1,230,000        University of Texas University                  1,399,223
                           Revenue, Financing Systems,
                           Series B,
                           5.375%, 08/15/2019
                           Prerefunded 08/15/2011 @ 100
          2,310,000        University of Illinois,                         2,644,973
                           Certificates of Participation,
                           Utilities Infrastructure
                           Projects, Series A, AMBAC,
                           5.50%, 08/15/2018
                           Prerefunded 08/15/2011 @ 100
          1,110,000        Michigan State Trunk Line,                      1,271,894
                           Series A, FSA,
                           5.50%, 11/01/2018
                           Prerefunded 11/01/2011 @ 100
         11,870,000        Massachusetts State,                           13,410,845
                           Consolidated Loan, Series C,
                           5.375%, 12/01/2018
                           Prerefunded 12/01/2011 @ 100
          3,600,000        Massachusetts Bay                               4,062,420
                           Transportation Authority,
                           Massachusetts, Sales Tax
                           Revenue, Series A,
                           5.25%, 07/01/2020
                           Prerefunded 07/01/2012 @ 100
          7,725,000        Jefferson County, Alabama,                      8,543,850
                           Sewer Revenue, Capital
                           Improvement Warrants, FGIC,
                           5.00%, 02/01/2041
                           Prefunded 08/01/2012 @ 100
          2,465,000        Massachusetts State,                            2,787,545
                           Consolidated Loan, Series D,
                           MBIA
                           5.375%, 08/01/2022
                           Prerefunded 08/01/2012 @ 100
            110,000        Massachusetts State,                              124,394
                           Consolidated Loan, Series D
                           5.375%, 08/01/2022
                           Prerefunded 08/01/2012 @ 100
          2,755,000        Tarrant County Health                           3,013,364
                           Facilities Development Corp.,
                           Texas, Harris Methodist Health
                           System, Series A,
                           5.125%, 09/01/2012
                           Escrowed to Maturity
          3,000,000        Houston, Texas, Water & Sewer                   3,487,290
                           Systems Revenue, Refunding,
                           Junior Lien Forward, Series B,
                           AMBAC,
                           5.75%, 12/01/2016
                           Prerefunded 12/01/2012 @ 100

   $      2,000,000        Houston, Texas, Water & Sewer            $      2,324,860
                           System Revenue, Refunding,
                           Junior Lien Forward, Series B,
                           AMBAC,
                           5.75%, 12/01/2017
                           Prerefunded 12/01/2012 @ 100
          1,075,000        Anchorage, Alaska, School                       1,245,506
                           Improvement, Series B, FGIC,
                           5.875%, 12/01/2012
                           Escrowed to Maturity
          4,100,000        North Carolina Municipal Power                  4,644,931
                           Agency No. 1, Catawba Electric
                           Revenue,
                           5.50%, 01/01/2013
                           Escrowed to Maturity
          2,045,000        Retama Development Corp.,                       2,694,288
                           Texas, Special Facilities
                           Revenue, Retama Racetrack,
                           8.75%, 12/15/2013
                           Escrowed to Maturity
            150,000        Florida State Board of                            204,161
                           Education, Capital Outlay,
                           9.125%, 06/01/2014
                           Escrowed To Maturity
            950,000        Massachusetts State, Water                      1,083,380
                           Pollution Abatement, Series B,
                           5.25%, 08/01/2014
                           Escrowed to Maturity
          3,860,000        Retama Development Corp.,                       5,140,246
                           Texas, Special Facilities
                           Revenue, Retama Racetrack,
                           8.75%, 12/15/2014
                           Escrowed to Maturity
          2,760,000        MTA, New York, Dedicated Tax                    3,106,739
                           Fund, Series A, FGIC,
                           5.00%, 04/01/2023
                           Prerefunded 10/01/2015 @ 100
          1,125,000        Retama Development Corp.,                       1,515,690
                           Texas, Special Facilities
                           Revenue, Retama Racetrack,
                           8.75%, 12/15/2015
                           Escrowed to Maturity
          1,000,000        Bell County Health Facilities                   1,253,540
                           Development Corp., Texas,
                           Lutheran General Healthcare
                           System,
                           6.50%, 07/01/2019
                           Escrowed to Maturity
          4,940,000        Rhode Island Depositors                         5,827,224
                           Economic Protection Corp.,
                           Series A, FSA,
                           5.75%, 08/01/2019
                           Escrowed to Maturity
          1,500,000        Rhode Island Depositors                         1,712,265
                           Economic Protection Corp.,
                           Series A, FSA,
                           5.50%, 08/01/2020
                           Escrowed to Maturity

   $      1,720,000        North Carolina Eastern                   $      2,084,107
                           Municipal Power Agency, Power
                           System Revenue, Series A,
                           6.00%, 01/01/2026
                           Prerefunded 01/01/2022 @ 100
          5,780,000        Rhode Island Depositors                         7,415,162
                           Economic Protection Corp.,
                           Series A,
                           6.375%, 08/01/2022
                           Escrowed to Maturity
                                                                    ----------------

Total Prerefunded/Escrowed
(Cost $179,115,077)                                                      194,897,106
                                                                    ----------------

INFLATION ADJUSTED: 0.79%
          2,050,000        Orlando, Florida, Waste Water                   2,073,924
                           System Revenue, Series A,
                           Variable Rate CPI Bond,
                           5.854%, 10/01/2005
                           (Note B)
          2,165,000        Orlando, Florida, Waste Water                   2,210,768
                           System Revenue, Series A,
                           Variable Rate CPI Bond,
                           5.874%, 10/01/2006
                           (Note B)
          1,790,000        Orlando, Florida, Waste Water                   1,830,633
                           System Revenue, Series A,
                           Variable Rate CPI Bond,
                           5.894%, 10/01/2007
                           (Note B)
          5,995,000        Orlando, Florida, Waste Water                   6,131,086
                           System Revenue, Series A,
                           Variable Rate CPI Bond,
                           Mandatory Put 10/01/2007,
                           5.894%, 10/01/2015
                           (Note B)
          5,705,000        Illinois Development Finance                    5,814,764
                           Authority, Adventist Health
                           System, Series B, Variable
                           Rate CPI Bond, MBIA,
                           3.696%, 01/01/2019
                           (Note B)
          4,750,000        Delaware Valley Regional                        4,895,920
                           Finance Authority,
                           Pennsylvania, Local Government
                           Revenue Series A, Variable
                           Rate CPI Bond, AMBAC,
                           Mandatory Put 07/01/2007,
                           6.866%, 07/01/2027
                           (Note B)
                                                                    ----------------

Total Inflation Adjusted
(Cost $22,041,189)                                                        22,957,095
                                                                    ----------------

INSURED: 45.02%
          5,065,000        New York City, New York,                        5,091,135
                           Unrefunded, Series E, AMBAC,
                           6.50%, 02/15/2005
          1,250,000        Minneapolis, Minnesota,                         1,261,188
                           Healthcare System Revenue,
                           Fairview Health Services,
                           Series B, MBIA,
                           4.50%, 05/15/2005


   $      1,875,000        Washington State, Public Power           $      1,910,643
                           Supply System, Revenue,
                           Nuclear Project No.1, Series
                           A, AMBAC,
                           6.00%, 07/01/2005
          2,395,000        Hawaii State, Airport System                    2,441,990
                           Revenue, Series B, FGIC,
                           6.125%, 07/01/2005
          1,640,000        New York State Dormitory                        1,674,391
                           Authority, City University
                           System Revenue Consolidated,
                           Series C, AMBAC,
                           6.25%, 07/01/2005
            795,000        Chicago, Illinois, Unrefunded                     813,341
                           Balance, Series A, AMBAC,
                           4.50%, 01/01/2006
          2,500,000        Hawaii State, Series CA, FSA,                   2,582,000
                           5.50%, 01/01/2006
          1,000,000        Allegheny County,                               1,034,240
                           Pennsylvania, Airport Revenue,
                           Pittsburgh International
                           Airport, Series A-1, MBIA,
                           AMT,
                           5.75%, 01/01/2006
          1,200,000        Williamson County, Texas, FSA,                  1,236,792
                           5.00%, 02/15/2006
          2,385,000        Johnston County, North                          2,436,421
                           Carolina, Public Improvement,
                           FSA,
                           4.00%, 03/01/2006
                           (Note A)
          1,000,000        Utah State Board of Regents,                    1,038,290
                           Student Loan Revenue, Series
                           J, AMBAC, AMT,
                           6.00%, 05/01/2006
                           (Note A)
          1,895,000        Minneapolis, Minnesota,                         1,947,662
                           Healthcare System Revenue,
                           Fairview Health Services,
                           Series B, MBIA,
                           4.50%, 05/15/2006
          9,000,000        Michigan State, Comprehensive                   9,332,190
                           Transportation Revenue,
                           Refunding, Series A, FSA,
                           5.00%, 05/15/2006
                           (Note A)
          1,970,000        Clark County, Nevada, Bond                      2,044,781
                           Bank, MBIA,
                           5.00%, 06/01/2006
          1,340,000        Arlington, Texas, Waterworks &                  1,407,965
                           Sewer Revenue, AMBAC,
                           6.00%, 06/01/2006
         12,780,000        Clark County School District,                  13,278,420
                           Nevada, Series C, MBIA,
                           5.00%, 06/15/2006
          6,520,000        Delaware Transportation                         6,726,553
                           Authority, Transportation
                           System Revenue, Refunding,
                           FSA,
                           4.375%, 07/01/2006
          2,095,000        Virginia Port Authority,                        2,207,816
                           Facilities Revenue, MBIA, AMT,
                           6.00%, 07/01/2006

   $      2,200,000        Clark County Public Utility              $      2,334,772
                           District No. 1, Washington,
                           Electric Revenue, AMBAC,
                           5.50%, 01/01/2007
          4,485,000        Cleveland, Ohio, Waterworks                     4,762,442
                           Revenue, Series G, MBIA,
                           5.50%, 01/01/2007
          2,240,000        New Jersey State Turnpike                       2,380,358
                           Authority, Revenue, Unrefunded
                           Balance, Series A, MBIA,
                           5.50%, 01/01/2007
          6,110,000        Chicago, Illinois, O'Hare                       6,510,144
                           International Airport,
                           Revenue, Second Lien-Series A,
                           AMBAC,
                           6.00%, 01/01/2007
          5,015,000        Massachusetts State,                            5,334,706
                           Refunding, Series A, MBIA,
                           5.50%, 02/01/2007
          2,725,000        Garland Independent School                      2,817,023
                           District, Texas, Refunding,
                           Series A, PSF-Guaranteed,
                           4.00%, 02/15/2007
          3,100,000        Katy Independent School                         3,268,144
                           District, Series A, PSF
                           Guaranteed,
                           5.00%, 02/15/2007
          1,000,000        Williamson County, Texas,                       1,054,670
                           Limited Tax Notes, Series B,
                           FSA,
                           5.00%, 02/15/2007
          1,965,000        Waco Independent School                         2,081,643
                           District, Texas, Refunding,
                           PSF Guaranteed,
                           5.25%, 02/15/2007
          1,000,000        Prince George's County,                         1,079,370
                           Maryland, Consolidated Public
                           Improvement, Series A, MBIA,
                           6.00%, 03/15/2007
          5,140,000        New York State Thruway                          5,445,624
                           Authority, Highway & Bridge
                           Trust Fund, Series B, AMBAC,
                           5.00%, 04/01/2007
          2,375,000        New Jersey Economic                             2,543,031
                           Development Authority,
                           Revenue, Transportation
                           Project, Sublease, Series A,
                           FSA,
                           5.50%, 05/01/2007
          2,000,000        Walled Lake Consolidated                        2,161,140
                           School District, Michigan,
                           MBIA,
                           6.00%, 05/01/2007
          1,000,000        Massachusetts State Health &                    1,059,070
                           Educational Facilities
                           Authority, Revenue, New
                           England Medical Center
                           Hospital, Series H, FGIC,
                           5.00%, 05/15/2007
          1,000,000        Michigan State, Comprehensive                   1,060,250
                           Transportation Revenue, Series
                           B, FSA,
                           5.00%, 05/15/2007
          1,715,000        Northeast Hospital Authority,                   1,841,550
                           Texas, Northeast Medical
                           Center Hospital, Revenue, FSA,
                           5.75%, 05/15/2007


   $      9,985,000        District of Columbia,                    $     10,682,253
                           Refunding, Series B-1, AMBAC,
                           5.50%, 06/01/2007
          2,500,000        New Jersey State, Certificates                  2,665,075
                           of Participation, Refunding,
                           Series A, FSA,
                           5.25%, 06/15/2007
          2,525,000        Philadelphia, Pennsylvania,                     2,731,368
                           Airport Revenue, Series A,
                           FGIC,
                           6.00%, 06/15/2007
          1,200,000        Philadelphia, Pennsylvania,                     1,289,796
                           Airport Revenue, Series B,
                           FGIC, AMT,
                           6.00%, 06/15/2007
          9,600,000        Wisconsin State,                               10,185,216
                           Transportation Revenue, Series
                           A, MBIA,
                           5.00%, 07/01/2007
          1,065,000        Oklahoma City, Oklahoma,                        1,134,726
                           Airport Trust, Junior
                           Lien-27th Series-Series B,
                           FSA,
                           5.50%, 07/01/2007
          1,105,000        Delaware Transportation                         1,202,505
                           Authority, System Revenue,
                           AMBAC,
                           6.00%, 07/01/2007
          2,775,000        Washington State, Public Power                  2,976,798
                           Supply System Revenue, Nuclear
                           Project No.1, Series A, AMBAC,
                           6.00%, 07/01/2007
          5,775,000        Washoe County School District,                  6,145,755
                           Nevada, Refunding, FSA,
                           5.00%, 08/01/2007
          6,075,000        Hawaii State, Series CV, FGIC,                  6,552,981
                           5.50%, 08/01/2007
          2,635,000        Orangeburg, South Carolina,                     2,797,395
                           Projects Corporation, Capital
                           Projects Sales & Use Tax
                           Revenue, MBIA,
                           4.75%, 10/01/2007
          3,100,000        South Carolina Transportation                   3,311,451
                           Infrastructure, Revenue,
                           Series A, AMBAC,
                           5.00%, 10/01/2007
          2,115,000        Connecticut State Resource                      2,307,254
                           Recovery Authority,
                           Mid-Connecticut System, Series
                           A, MBIA,
                           5.75%, 11/15/2007
          3,650,000        Illinois State Unemployment                     3,897,835
                           Insurance Fund Building
                           Recepts Revenue, Series A,
                           FSA,
                           5.00%, 12/15/2007


   $      1,000,000        Palm Beach, Florida, Beach               $      1,076,050
                           Restoration Project, Series A,
                           FSA,
                           5.00%, 01/01/2008
          3,125,000        Tacoma, Washington,  Electric                   3,347,719
                           System Revenue, Series A,
                           FGIC,
                           5.00%, 01/01/2008
          1,000,000        District of Columbia,                           1,079,620
                           Certificates of Participation,
                           AMBAC,
                           5.25%, 01/01/2008
          2,270,000        Clark County Public Utility                     2,464,267
                           District No. 1, Washington,
                           Electric Revenue, AMBAC,
                           5.50%, 01/01/2008
          1,465,000        Sangamon County School                          1,555,273
                           District No. 186, Illinois,
                           FGIC,
                           5.55%, 01/01/2008
          1,000,000        Berkley City School District,                   1,126,970
                           Michigan, FGIC,
                           7.00%, 01/01/2008
          5,330,000        Hawaii State, Refunding,                        5,787,101
                           Series CY, FSA,
                           5.25%, 02/01/2008
         17,915,000        Massachusetts State,                           19,511,047
                           Refunding, Series A, MBIA,
                           5.50%, 02/01/2008
          2,000,000        Garland, Independent School                     2,092,880
                           District, Texas, Refunding,
                           Series A, PSF Guaranteed,
                           4.00%, 02/15/2008
          5,320,000        Cypress-Fairbanks Independent                   5,844,339
                           School District, Texas, PSF
                           Guaranteed,
                           5.75%, 02/15/2008
          1,000,000        Memphis-Shelby County Airport                   1,094,360
                           Authority, Tennessee, Revenue,
                           Series A, MBIA, AMT,
                           6.00%, 02/15/2008
          1,000,000        New Jersey Environmental                        1,079,160
                           Infrastructure Trust,
                           Wastewater Treatment, AMBAC,
                           5.00%, 03/01/2008
          1,875,000        Port of Port Arthur Navigation                  2,073,469
                           District, Texas, AMBAC,
                           6.00%, 03/01/2008
          1,320,000        Connecticut State, Series G,                    1,424,465
                           MBIA,
                           5.00%, 03/15/2008


   $      4,440,000        New York State Thruway                   $      4,791,737
                           Authority, Highway & Bridge
                           Trust Fund, Second General
                           Series B, FSA,
                           5.00%, 04/01/2008
          4,035,000        Ohio State Building Authority,                  4,345,533
                           Workers Compensation
                           Facilities, Series A, FGIC,
                           5.00%, 04/01/2008
          2,920,000        Lower Colorado River                            3,143,088
                           Authority, Texas, Revenue,
                           AMBAC,
                           5.00%, 05/15/2008
          1,000,000        Massachusetts State Health &                    1,079,080
                           Educational Facilities
                           Authority, Revenue, New
                           England Medical Center
                           Hospital, Series H, FGIC,
                           5.00%, 05/15/2008
          3,910,000        Chicago, Illinois, Transit                      4,260,180
                           Authority, Capital Grant
                           Receipts Revenue, Federal
                           Transit Administration,
                           Section 5307, Series A, AMBAC,
                           5.25%, 06/01/2008
          8,400,000        District of Columbia,                           9,191,700
                           Refunding, Series B-1, AMBAC,
                           5.50%, 06/01/2008
         16,285,000        Texas State Public Finance                     17,558,976
                           Authority, Revenue,
                           Unemployment Compensation
                           Assessment, Series A, FSA,
                           5.00%, 06/15/2008
          1,095,000        Haverhill, Massachusetts,                       1,196,988
                           FGIC,
                           6.00%, 06/15/2008
          1,000,000        Ivy Tech State College,                         1,083,030
                           Indiana, Student Fee, Series
                           G, AMBAC,
                           5.00%, 07/01/2008
          1,925,000        Wayne County Community                          2,080,809
                           College, Michigan, Community
                           College Improvement, FGIC,
                           5.00%, 07/01/2008
          6,100,000        Anchorage, Alaska, Refunding,                   6,661,383
                           Series B, MBIA,
                           5.25%, 07/01/2008
            735,000        Intermountain Power Agency,                       827,140
                           Utah, Power Supply Revenue,
                           Series A, AMBAC,
                           6.50%, 07/01/2008
          3,295,000        Trinity River Authority,                        3,589,803
                           Texas, Regional Wastewater
                           System Revenue, MBIA,
                           5.25%, 08/01/2008


   $      2,045,000        New York City, New York,                 $      2,286,617
                           Series D, FGIC,
                           6.00%, 08/01/2008
          8,405,000        Westmoreland County,                            9,107,826
                           Pennsylvania, Municipal
                           Authority, Municipal Service
                           Revenue, FGIC,
                           5.00%, 08/15/2008
          3,885,000        Dallas, Independent School                      4,168,761
                           District, Texas, Refunding,
                           Delayed Delivery, PSF-
                           Guaranteed,
                           5.25%, 08/15/2008
                           (Note C)
          2,275,000        Indianapolis, Indiana, Gas                      2,520,404
                           Utility Revenue, Refunding
                           Distribution System, Series A,
                           AMBAC,
                           5.75%, 08/15/2008
          5,430,000        Ohio State Building Authority,                  5,947,425
                           State Facilities
                           Administration Building Fund,
                           Refunding Project B, FSA,
                           5.25%, 10/01/2008
          3,820,000        New York State Dormitory                        4,220,718
                           Authority, School Districts
                           Revenue Financing, Series E,
                           MBIA,
                           5.50%, 10/01/2008
          1,265,000        Emerald Peoples Utility                         1,481,707
                           District, Oregon, FGIC,
                           7.35%, 11/01/2008
          2,750,000        Indianapolis, Indiana,                          3,094,878
                           Resource Recovery Revenue,
                           Ogden Martin System, Inc.,
                           Project, AMBAC,
                           6.75%, 12/01/2008
         11,960,000        New Jersey State                               13,173,701
                           Transportation Trust Fund
                           Authority, Series C, AMBAC,
                           5.25%, 12/15/2008
          3,215,000        Washington State, Motor                         3,447,541
                           Vehicle Fuel Tax, Refunding
                           MBIA,
                           4.50%, 01/01/2009
          6,655,000        Washington State, Refunding,                    7,136,356
                           FGIC,
                           4.50%, 01/01/2009
         19,700,000        Pennsylvania State, First                      21,527,372
                           Series, MBIA,
                           5.00%, 01/01/2009
          5,000,000        Clark County Public Utility                     5,475,100
                           District No. 1, Washington,
                           Electric Revenue, AMBAC,
                           5.25%, 01/01/2009
          1,210,000        New Jersey State Turnpike                       1,340,196
                           Authority, Revenue, Series A,
                           MBIA,
                           5.50%, 01/01/2009
          4,310,000        Allegheny County,                               4,661,437
                           Pennsylvania, Airport Revenue,
                           Pittsburgh International
                           Airport, Series A-1, MBIA,
                           AMT,
                           5.75%, 01/01/2009

   $      1,675,000        Chicago, Illinois, O'Hare                $      1,864,275
                           International Airport,
                           Revenue, Second Lien-Series C,
                           MBIA,
                           5.75%, 01/01/2009
          2,070,000        North Carolina Eastern                          2,295,858
                           Municipal Power Agency, Power
                           System Revenue, Series B, ACA,
                           6.125%, 01/01/2009
          1,940,000        Hoover, Alabama, Board of                       2,078,885
                           Education, Capital Outlay
                           Warrants, Refunding, Tax
                           Anticipation Notes, MBIA,
                           4.50%, 02/15/2009
          1,180,000        Chicago, Illinois, Public                       1,287,427
                           Building Commission, Building
                           Revenue, Chicago Transit
                           Authority, AMBAC,
                           5.00%, 03/01/2009
         13,100,000        Houston, Texas, Refunding                      14,271,009
                           Public Improvement, Series A,
                           MBIA,
                           5.00%, 03/01/2009
          6,615,000        Houston, Texas, Refunding                       7,335,440
                           Public Improvement, Series B,
                           FSA,
                           5.50%, 03/01/2009
          1,920,000        Massachusetts Bay                               2,135,501
                           Transportation Authority,
                           Series C, FGIC,
                           5.50%, 03/01/2009
          5,835,000        Seattle, Washington, Municipal                  6,468,097
                           Light & Power Revenue, FSA,
                           5.50%, 03/01/2009
          2,665,000        Hawaii State, Series CN, FGIC,                  3,017,366
                           6.00%, 03/01/2009
          1,000,000        Middlesex County Utilities                      1,039,960
                           Authority, New Jersey, Sewer
                           Revenue, Series A, FGIC,
                           5.15%, 03/15/2009
         11,585,000        Connecticut State, Series C,                   12,683,953
                           FGIC,
                           5.00%, 04/01/2009


   $      6,650,000        New York State Thruway                   $      7,264,061
                           Authority, Highway & Bridge
                           Trust Fund, Second General
                           Series B, FSA,
                           5.00%, 04/01/2009
         14,045,000        New York State Thruway                         15,341,915
                           Authority, Highway & Bridge
                           Trust Fund, Series A, MBIA,
                           5.00%, 04/01/2009
          1,045,000        Illinois State, Refunding,                      1,152,332
                           First Series, FSA,
                           5.25%, 04/01/2009
         32,445,000        California Department of Water                 35,951,331
                           Resources, Power Supply
                           Revenue, Series A, MBIA,
                           5.25%, 05/01/2009
          2,000,000        Chicago, Illinois, Transit                      2,183,720
                           Authority Capital Grant
                           Receipts Revenue, Federal
                           Transit Administration,
                           Section 5307, Series B, AMBAC,
                           5.00%, 06/01/2009
          2,100,000        District of Columbia, 2001,                     2,333,415
                           Series B, FSA,
                           5.50%, 06/01/2009
          3,655,000        New Jersey Economic                             3,974,447
                           Development Authority,
                           Revenue, Cigarette Tax, FGIC,
                           5.00%, 06/15/2009
          1,330,000        New Jersey Economic                             1,446,242
                           Development Authority,
                           Revenue, Cigarette Tax, FSA,
                           5.00%, 06/15/2009
          3,125,000        New Jersey Economic                             3,425,438
                           Development Authority,
                           Revenue, School Facilities
                           Construction, Series C, MBIA,
                           5.00%, 06/15/2009
          7,000,000        Metropolitan Pier & Exposition                  7,721,140
                           Authority, Illinois, Dedicated
                           State Tax Revenue, McCormick
                           Place, Series A, MBIA,
                           5.25%, 06/15/2009
          3,790,000        New Jersey Economic                             4,149,482
                           Development Authority, Market
                           Transition Facilities Revenue,
                           Senior Lien Series A, MBIA,
                           5.00%, 07/01/2009
          1,780,000        Massachusetts Port Authority,                   1,955,383
                           Revenue, Series B, FSA,
                           5.50%, 07/01/2009

   $      2,000,000        Missouri State Regional                  $      2,194,480
                           Convention & Sports Complex
                           Authority, Refunding,
                           Convention & Sports Facility
                           Project, Series A-1, AMBAC,
                           5.00%, 08/15/2009
          4,055,000        Westmoreland County,                            4,443,793
                           Pennsylvania, Municipal
                           Authority, Municipal Service
                           Revenue, FGIC,
                           5.00%, 08/15/2009
          1,370,000        Mobile, Alabama, AMBAC,                         1,517,344
                           5.25%, 08/15/2009
          1,530,000        Texas Municipal Power Agency,                   1,691,094
                           Revenue, MBIA,
                           5.25%, 09/01/2009
          1,000,000        Anchorage, Alaska, FGIC,                        1,140,090
                           6.00%, 10/01/2009
          4,070,000        Palm Beach County Solid Waste                   4,642,079
                           Authority, Florida, Series A,
                           AMBAC,
                           6.00%, 10/01/2009
          1,370,000        Indiana State Transportation                    1,550,552
                           Finance Authority, Airport
                           Facilities Lease Revenue,
                           Series A, AMBAC,
                           6.00%, 11/01/2009
          5,000,000        Connecticut State Resource                      5,358,950
                           Recovery Authority, Series A,
                           MBIA,
                           5.375%, 11/15/2009
          2,130,000        Cincinnati City School                          2,341,296
                           District, Ohio, Classroom
                           Facilities Construction &
                           Improvement, FSA,
                           5.00%, 12/01/2009
          1,000,000        Providence Public Building                      1,071,270
                           Authority, Rhode Island,
                           Series A, FSA,
                           5.10%, 12/15/2009
          1,890,000        Chicago, Illinois, O'Hare                       2,058,455
                           International Airport,
                           Revenue, Second Lien-Series C,
                           MBIA,
                           5.00%, 01/01/2010
          8,975,000        Michigan Public Power Agency,                   9,926,081
                           Revenue, Refunding, Belle
                           River Project, Series A, MBIA,
                           5.25%, 01/01/2010
         10,910,000        Tacoma, Washington,  Electric                  12,138,357
                           System Revenue, Series B, FSA,
                           5.50%, 01/01/2010


   $      1,400,000        Allegheny County,                        $      1,522,332
                           Pennsylvania, Airport Revenue,
                           Pittsburgh International
                           Airport, Series A-1, MBIA,
                           AMT,
                           5.75%, 01/01/2010
          2,300,000        New Jersey State Turnpike                       2,602,427
                           Authority, Revenue, Unrefunded
                           Balance, Series A, MBIA,
                           5.75%, 01/01/2010
          2,000,000        Jefferson County, Alabama,                      2,214,200
                           Sewer Revenue, Refunding,
                           Series B8, FSA,
                           5.25%, 02/01/2010
         15,820,000        Massachusetts State, Series A,                 17,746,718
                           MBIA,
                           5.50%, 02/01/2010
          4,630,000        Dallas County, Texas, Utility                   5,070,220
                           & Reclamation District, MBIA,
                           5.00%, 02/15/2010
          1,700,000        Plano Independent School                        1,861,636
                           District, Texas, PSF
                           Guaranteed,
                           5.00%, 02/15/2010
          1,000,000        Memphis-Shelby County Airport                   1,127,640
                           Authority, Tennessee, Series
                           A, MBIA, AMT,
                           6.25%, 02/15/2010
          2,225,000        Richland County, South                          2,420,711
                           Carolina, School District No.
                           001, FSA, SCSDE,
                           4.75%, 03/01/2010
          5,000,000        Houston, Texas, Refunding,                      5,585,150
                           Public Improvement, Series B,
                           FSA,
                           5.50%, 03/01/2010
          9,365,000        Massachusetts Bay                              11,161,207
                           Transportation Authority,
                           Refunding, Series A, MBIA,
                           7.00%, 03/01/2010
          1,810,000        Maury County, Tennessee,                        1,984,213
                           Refunding, Series A, MBIA,
                           5.00%, 04/01/2010
          7,635,000        New York State Thruway                          8,400,943
                           Authority, Highway & Bridge
                           Trust Fund, Second General
                           Series B, FSA,
                           5.00%, 04/01/2010
          1,240,000        Ohio State Building Authority,                  1,359,350
                           State Facilities
                           Administration Building
                           Project, Series A, FSA,
                           5.00%, 04/01/2010


   $      2,030,000        New York State Thruway                   $      2,258,131
                           Authority, Highway & Bridge
                           Trust Fund, Refunding, Series
                           C, MBIA,
                           5.25%, 04/01/2010
          3,570,000        California Department of Water                  3,992,045
                           Resources, Power Supply
                           Revenue, Series A, MBIA,
                           5.25%, 05/01/2010
          7,100,000        California Department of Water                  8,026,479
                           Resources, Power Supply
                           Revenue, Series A, MBIA,
                           5.50%, 05/01/2010
          1,065,000        Detroit City School District,                   1,241,343
                           Michigan, Series A, AMBAC,
                           6.50%, 05/01/2010
          1,900,000        New Mexico Finance Authority,                   2,083,293
                           Revenue, Public Project
                           Revolving Fund, Series C,
                           AMBAC,
                           5.00%, 06/01/2010
          4,570,000        Chicago, Illinois, Transit                      5,072,243
                           Authority Capital Grant
                           Receipts Revenue, Federal
                           Transit Administration,
                           Section 5307, Series A, AMBAC,
                           5.25%, 06/01/2010
          1,625,000        District of Columbia, Series                    1,818,538
                           A, MBIA,
                           5.50%, 06/01/2010
         12,500,000        New Jersey Economic                            13,615,875
                           Development Authority,
                           Revenue, Cigarette Tax, FGIC,
                           5.00%, 06/15/2010
          3,540,000        New Jersey Economic                             3,865,255
                           Development Authority,
                           Revenue, Cigarette Tax, FSA,
                           5.00%, 06/15/2010
          1,000,000        Maricopa County Unified School                  1,090,600
                           District No. 48, Arizona,
                           Refunding, Series B, FSA,
                           4.75%, 07/01/2010
          1,420,000        Intermountain Power Agency,                     1,558,975
                           Utah, Power Supply Revenue,
                           Refunding, AMBAC,
                           5.00%, 07/01/2010
          2,410,000        Phoenix, Arizona, Civic                         2,658,664
                           Improvement Corporation,
                           Transit Excise Tax Revenue,
                           Light Rail Project, AMBAC,
                           5.00%, 07/01/2010
          3,900,000        Arizona School Facilities                       4,351,464
                           Board, Revenue, State School
                           Trust, Series A, AMBAC,
                           5.25%, 07/01/2010
          1,670,000        Energy Northwest, Washington,                   1,866,392
                           Electric Revenue, Refunding,
                           Columbia Generating, Series A,
                           XLCA,
                           5.50%, 07/01/2010
          2,510,000        Detroit, Michigan, Sewage                       2,881,606
                           Disposal Revenue, Series B,
                           MBIA,
                           6.00%, 07/01/2010
          5,410,000        Multnomah County, Oregon,                       5,975,940
                           Refunding, AMBAC,
                           5.00%, 08/01/2010


   $      3,000,000        Houston, Texas, Hotel                    $      3,379,020
                           Occupancy Tax & Special
                           Revenue, Refunding, Convention
                           & Entertainment, Series A,
                           AMBAC,
                           5.50%, 09/01/2010
          1,500,000        Brownsville, Texas, Utilities                   1,743,315
                           System Revenue, AMBAC,
                           6.25%, 09/01/2010
          2,065,000        Broward County, Florida,                        2,234,330
                           Airport System Revenue, Series
                           E, MBIA, AMT,
                           5.25%, 10/01/2010
          5,000,000        Connecticut State Resource                      5,358,950
                           Recovery Authority, Series A,
                           MBIA,
                           5.375%, 11/15/2010
         10,675,000        Nebraska Public Power                          11,732,999
                           District, Revenue, General
                           Series B, MBIA,
                           5.00%, 01/01/2011
          4,600,000        Florida State Board of                          5,142,110
                           Education, Series C, MBIA,
                           5.25%, 01/01/2011
          5,555,000        Massachusetts State,                            6,281,039
                           Refunding, Series A, MBIA,
                           5.50%, 02/01/2011
         15,435,000        Bell County, Texas, Ltd. Tax                   16,983,594
                           Notes, FSA,
                           5.00%, 02/15/2011
          1,000,000        Amarillo Junior College                         1,003,200
                           District, Texas, FGIC,
                           5.125%, 02/15/2011
          2,000,000        Louisiana State Office                          2,220,680
                           Facilities Corp., Lease
                           Revenue, Capitol Complex
                           Program, Series A, MBIA,
                           5.50%, 03/01/2011
          1,000,000        Ohio State Building Authority,                  1,102,810
                           Workers Compensation
                           Facilities, Series A, FGIC,
                           5.00%, 04/01/2011


   $      6,380,000        Illinois State, First Series,            $      7,117,911
                           MBIA,
                           5.25%, 04/01/2011
          4,390,000        New Jersey Economic                             4,798,665
                           Development Authority,
                           Revenue, Cigarette Tax, FGIC,
                           5.00%, 06/15/2011
          3,680,000        Delaware Transportation                         4,074,422
                           Authority, Transportation
                           System Revenue, Senior, MBIA,
                           5.00%, 07/01/2011
                           (Note C)
          7,755,000        Phoenix, Arizona, Civic                         8,595,797
                           Improvement Corporation,
                           Transit Excise Tax Revenue,
                           Light Rail Project, AMBAC,
                           5.00%, 07/01/2011
          1,815,000        Energy Northwest, Washington,                   2,023,580
                           Electric Revenue, Refunding,
                           Columbia Generating, Series A,
                           AMBAC,
                           5.25%, 07/01/2011
          2,930,000        New Jersey Economic                             4,172,818
                           Development Authority, MKT
                           Transaction IAC Rev, MBIA,
                           13.583%, 07/01/2011
                           (Note D)
         16,500,000        Ohio State, Higher Education                   18,278,370
                           Capital Facilities, Series
                           II-A, AMBAC,
                           5.00%, 08/01/2011
          1,915,000        Philadelphia Parking                            2,137,542
                           Authority, Pennsylvania,
                           Revenue, FSA,
                           5.50%, 09/01/2011
          1,275,000        Brownsville, Texas, Utility                     1,500,535
                           System Revenue, AMBAC,
                           6.25%, 09/01/2011
          2,100,000        Grand Rapids, Michigan, Water                   2,381,169
                           Supply System Revenue, FGIC,
                           5.75%, 01/01/2012
          4,000,000        Richmond, Virginia, FSA,                        4,526,680
                           5.50%, 01/15/2012
         10,770,000        California Department of                       11,980,871
                           Transportation, Revenue,
                           Federal Highway Grant
                           Anticipation Bonds, Series A,
                           FGIC,
                           5.00%, 02/01/2012
          1,000,000        Amarillo Junior College                         1,003,200
                           District, Texas, FGIC,
                           5.125%, 02/15/2012
          8,060,000        Dade County School District,                    8,948,454
                           Florida, Remarketed, MBIA,
                           5.00%, 08/01/2012


   $      3,455,000        Hamilton County, Ohio, Sales             $      3,919,248
                           Tax Subordinated, Series B,
                           AMBAC,
                           5.75%, 12/01/2012
          3,500,000        Municipal Sub-District                          3,827,670
                           Colorado Water Concervancy
                           District Revenue, Series F,
                           AMBAC,
                           6.50%, 12/01/2012
          2,475,000        Chicago Public Building                         2,714,456
                           Commission, Illinois, Revenue,
                           Chicago Park District, Series
                           A, FGIC,
                           5.375%, 01/01/2013
          2,910,000        Manchester Housing &                            3,281,287
                           Redevelopment Authority, New
                           Hampshire, Revenue, Series A,
                           ACA,
                           6.75%, 01/01/2013
          2,085,000        New York State Dormitory                        2,237,497
                           Authority, Mental Health
                           Facilities Improvement
                           Project, Series 1, FSA,
                           5.125%, 01/15/2013
          1,195,000        New York State Dormitory                        1,301,785
                           Authority, Unrefunded, Mental
                           Health Service Facilities,
                           Series D, MBIA,
                           5.25%, 02/15/2013
         20,000,000        California Economic Recovery,                  22,645,400
                           Series A, MBIA,
                           5.25%, 07/01/2013
          1,035,000        Sacramento Municipal Utility                    1,226,185
                           District, California, Series
                           G, MBIA,
                           6.50%, 09/01/2013
          2,445,000        Sunrise, Florida, Utility                       2,792,483
                           System Revenue, AMBAC,
                           5.50%, 10/01/2013
          3,410,000        St. Clair County, Illinois,                     3,831,033
                           FGIC,
                           5.625%, 10/01/2013
          3,000,000        Hamilton County, Ohio, Sales                    3,417,240
                           Tax Subordinated, Series B,
                           AMBAC,
                           5.75%, 12/01/2013
          2,235,000        Manchester Housing &                            2,508,341
                           Redevelopment Authority, New
                           Hampshire, Revenue, Series A,
                           ACA,
                           6.75%, 01/01/2014
          5,425,000        Washington State Health Care                    5,891,876
                           Facilities Authority,
                           Children's Hospital & Regional
                           Medical Center, FSA,
                           5.25%, 10/01/2014


   $      1,150,000        Douglas County School District           $      1,310,736
                           No. 206 (Eastmont),
                           Washington, FGIC,
                           5.75%, 12/01/2014
          1,000,000        Manchester Housing &                            1,117,520
                           Redevelopment Authority, New
                           Hampshire, Revenue, Series A,
                           ACA,
                           6.75%, 01/01/2015
          3,370,000        Cypress-Fairbanks Independent                   3,599,733
                           School District, Texas, PSF
                           Guaranteed,
                           5.25%, 02/15/2016
          3,515,000        Lansing Community College,                      3,958,206
                           Michigan, FGIC,
                           5.50%, 05/01/2016
         10,745,000        Lower Colorado River                           12,050,732
                           Authority, Texas, Revenue,
                           Series A, FSA,
                           5.875%, 05/15/2016
          1,800,000        Magnolia Independent School                     1,914,786
                           District, Texas, PSF
                           Guaranteed,
                           5.00%, 08/15/2016
          1,555,000        District of Columbia Water &                    1,887,988
                           Sewer Authority, Public
                           Utility Revenue, FSA,
                           6.00%, 10/01/2016
          6,995,000        Hawaii State, Series CX, FSA,                   7,822,718
                           5.50%, 02/01/2017
          2,000,000        Wisconsin State, Series B,                      2,175,580
                           FSA,
                           5.25%, 05/01/2017
          1,025,000        Regional Transportation                         1,183,957
                           Authority, Illinois,
                           Refunding, Series B, FGIC,
                           5.50%, 06/01/2017
          1,760,000        Clark County, Nevada, Series                    2,190,830
                           A, AMBAC,
                           6.50%, 06/01/2017
          7,000,000        Energy Northwest, Washington,                   7,921,340
                           Electric Revenue, Refunding,
                           Project, Series A, MBIA,
                           5.75%, 07/01/2017
          3,415,000        Tampa, Florida, Occupational                    3,801,544
                           License Tax, Refunding, Series
                           A, FGIC,
                           5.375%, 10/01/2017
          3,065,000        University of Connecticut,                      3,396,051
                           Refunding, Student Fee
                           Revenue, Series A, FGIC,
                           5.25%, 11/15/2017
          2,405,000        Weld County School District                     2,622,604
                           No. 6 (Greeley), Colorado,
                           FSA,
                           5.25%, 12/01/2017
          1,575,000        Allen County, Indiana,                          1,761,401
                           Juvenile Justice Center, First
                           Mortgage Revenue, AMBAC,
                           5.50%, 01/01/2018
          3,000,000        Memphis-Shelby County Airport                   3,377,730
                           Authority, Tennessee, Revenue,
                           Series D, AMBAC,
                           6.25%, 03/01/2018
          4,000,000        San Antonio, Texas, Water                       4,451,880
                           System Revenue, Refunding,
                           FSA,
                           5.50%, 05/15/2018

   $      3,435,000        Florida State, Department of             $      3,743,566
                           Environmental Protection
                           Preservation, Revenue, Florida
                           Forever, Series A, FGIC,
                           5.00%, 07/01/2018
          2,455,000        Energy Northwest Washington,                    2,771,277
                           Electric Revenue, Refunding,
                           Columbia Generating, Series A,
                           MBIA,
                           5.75%, 07/01/2018
          2,865,000        New York State Dormitory                        3,477,967
                           Authority, New York
                           University, Series A, MBIA,
                           6.00%, 07/01/2018
          4,695,000        Tampa, Florida, Occupational                    5,243,188
                           License Tax, Refunding, Series
                           A, FGIC,
                           5.375%, 10/01/2018
          3,400,000        Allegheny County,                               3,751,968
                           Pennsylvania, Series C-54,
                           MBIA,
                           5.375%, 11/01/2018
          2,725,000        University of Colorado,                         3,001,533
                           Enterprise System Revenue,
                           Refunding & Improvement,
                           AMBAC,
                           5.375%, 06/01/2019
          4,745,000        Michigan State, Certificates                    5,386,429
                           of Participation, New Center
                           Development, Inc., MBIA,
                           5.375%, 09/01/2019
          1,435,000        Cowlitz County, Washington,                     1,665,102
                           Special Sewer Revenue, CSOB
                           Wastewater Treatment, FGIC,
                           5.50%, 11/01/2019
          5,875,000        South Carolina State Public                     6,265,041
                           Service Authority, Revenue,
                           Refunding, Series D, FSA,
                           5.00%, 01/01/2020
          9,000,000        South Carolina State Public                     9,609,390
                           Service Authority, Revenue
                           Refunding, Series A, FGIC,
                           5.25%, 01/01/2020
                           (Note C)

   $      2,360,000        New York City Transitional               $      2,590,737
                           Finance Authority, New York,
                           Future Tax Secured, Series D,
                           MBIA,
                           5.25%, 02/01/2020
          3,255,000        Fresno Unified School                           3,953,328
                           District, California,
                           Refunding, Series A, MBIA,
                           6.00%, 02/01/2020
          2,270,000        Killeen Independent School                      2,448,377
                           District, Texas, Refunding,
                           PSF Guaranteed,
                           5.25%, 02/15/2020
          1,000,000        Texas State University, System                  1,054,250
                           Financing Revenue, Refunding,
                           FSA,
                           5.00%, 03/15/2020
          1,000,000        Ohio State Building Authority,                  1,072,550
                           State Facilities Adult
                           Correctional Projects, Series
                           A, MBIA,
                           5.00%, 04/01/2020
          1,705,000        Lower Colorado River                            1,810,130
                           Authority, Texas, Revenue,
                           Refunding, MBIA,
                           5.00%, 05/15/2020
          3,000,000        San Antonio, Texas, Water                       3,326,700
                           System Revenue, Refunding,
                           FSA,
                           5.50%, 05/15/2020
          1,005,000        Regional Transportation                         1,386,980
                           Authority, Illinois, Series C,
                           FGIC,
                           7.75%, 06/01/2020
          8,140,000        Los Angeles Department of                       8,714,928
                           Water & Power, Power System,
                           California, Series A,
                           Subseries A-2, MBIA,
                           5.00%, 07/01/2020
         11,000,000        Metropolitan Atlanta Rapid                     11,819,610
                           Transit Authority, Georgia,
                           Sales Tax Revenue, Second
                           Indenture, Series B, MBIA,
                           5.10%, 07/01/2020
          1,785,000        Los Angeles Unified School                      1,960,430
                           District, California, Series
                           A, FSA,
                           5.25%, 07/01/2020
          7,090,000        New Hampshire Health &                          7,880,039
                           Education Facilities Finance
                           Authority, University System
                           of New Hampshire, AMBAC,
                           5.375%, 07/01/2020
          4,000,000        Kentucky State Property &                       4,695,400
                           Buildings Commission, Project
                           No. 76, AMBAC, Refunding, 5.50%,
                           08/01/2020

   $      2,990,000        Mobile, Alabama, AMBAC,                  $      3,271,269
                           5.25%, 08/15/2020
          5,300,000        West Virginia University,                       5,679,533
                           Revenues, Refunding, West
                           Virginia University Projects,
                           Series B, FGIC,
                           5.00%, 10/01/2020
                           (Note C)
          4,155,000        Allegheny County,                               4,472,027
                           Pennsylvania, Series C-57,
                           FGIC,
                           5.00%, 11/01/2020
                           (Note C)
          3,135,000        Illinois State, Dedicated Tax                   3,935,052
                           Revenue, Civic Center, AMBAC,
                           6.25%, 12/15/2020
          4,970,000        South Carolina State Public                     5,279,035
                           Service Authority, Revenue,
                           Refunding, Series D, FSA,
                           5.00%, 01/01/2021
         10,985,000        Orange County, Florida, Sales                  11,791,848
                           Tax Revenue, Refunding, Series
                           A, FGIC,
                           5.125%, 01/01/2021
          2,760,000        New York City Transitional                      3,011,823
                           Finance Authority, New York,
                           Future Tax Secured, Series E,
                           MBIA,
                           5.25%, 02/01/2021
          2,540,000        Hawaii State, Series CX, FSA,                   2,805,506
                           5.50%, 02/01/2021
          3,000,000        Arlington Independent School                    3,120,630
                           District, Texas, PSF
                           Guaranteed,
                           5.00%, 02/15/2021
          4,000,000        Chicago, Illinois, Public                       4,350,600
                           Building Commission, Building
                           Revenue, Chicago Transit
                           Authority, AMBAC,
                           5.25%, 03/01/2021
          4,700,000        New York State Thruway                          4,992,951
                           Authority, Highway & Bridge
                           Trust Fund, Series A, MBIA,
                           5.00%, 04/01/2021
          1,300,000        Ohio State Building Authority,                  1,386,060
                           State Facilities Adult
                           Correctional Projects, Series
                           A, MBIA,
                           5.00%, 04/01/2021
          2,465,000        Florida State Board of                          2,628,528
                           Education, Refunding Public
                           Education, Series B, MBIA,
                           5.00%, 06/01/2021
          7,000,000        MTA, New York, Service                          7,402,710
                           Contract, Refunding, Series A,
                           FGIC,
                           5.00%, 07/01/2021
         14,890,000        Puerto Rico Commonwealth,                      16,053,802
                           Refunding, Public Improvement,
                           Series C, FSA,
                           5.00%, 07/01/2021
                           (Note B)
          1,000,000        New Jersey Healthcare                           1,040,470
                           Facilities Financing
                           Authority, Revenue, Jersey
                           City Medical Center, AMBAC,
                           FHA,
                           4.80%, 08/01/2021
          2,680,000        Harris County, Texas,                           2,928,811
                           Refunding, Toll Road, Senior
                           Lien, FSA,
                           5.375%, 08/15/2021

   $      5,540,000        New Jersey Economic                      $      5,911,180
                           Development Authority,
                           Revenue, School Facilities
                           Construction, Series I, FGIC,
                           5.00%, 09/01/2021
          1,705,000        Illinois State, First Series,                   1,850,266
                           MBIA,
                           5.25%, 10/01/2021
          2,000,000        Sarasota County, Florida,                       2,180,140
                           Utility System Revenue,
                           Refunding, Series C, FGIC,
                           5.25%, 10/01/2021
          5,875,000        Allegheny County,                               6,259,519
                           Pennsylvania, Series C-57,
                           FGIC,
                           5.00%, 11/01/2021
                           (Note C)
          3,000,000        Municipal Electric Authority                    3,260,070
                           of Georgia, Combustion Turbine
                           Project, Series A, MBIA,
                           5.25%, 11/01/2021
          3,000,000        New Jersey State,                               3,145,050
                           Transportation Trust Fund
                           Authority, Transportation
                           System, Series B, MBIA,
                           5.00%, 12/15/2021
                           (Note C)
         15,620,000        Orange County, Florida, Sales                  16,701,217
                           Tax Revenue, Refunding, Series
                           A, FGIC,
                           5.125%, 01/01/2022
          3,170,000        King County, Washington, Sewer                  3,438,594
                           Revenue, Refunding, Series A,
                           FGIC,
                           5.25%, 01/01/2022
          4,685,000        New York City Transitional                      5,092,220
                           Finance Authority, New York,
                           Future Tax Secured, Series E,
                           MBIA,
                           5.25%, 02/01/2022

   $      3,300,000        Fort Worth Texas, Water &                $      3,487,770
                           Sewer Revenue, Refunding &
                           Improvement, FSA,
                           5.00%, 02/15/2022
                           (Note C)
          8,990,000        Allegheny County,                               9,533,715
                           Pennsylvania, Series C-57,
                           FGIC,
                           5.00%, 11/01/2022
                           (Note C)
         37,625,000        Regional Transportation                        37,247,621
                           District, Colorado,
                           Certificates of Participation,
                           Transit Vehicles, Series A,
                           Remarketed, AMBAC,
                           2.30%, 12/01/2022
                           (Note B,)
          3,980,000        McGee-Creek Authority,                          4,787,144
                           Oklahoma, Water Revenue, MBIA,
                           6.00%, 01/01/2023
          3,455,000        Seguin Independent School                       3,573,645
                           District, Texas, PSF
                           Guaranteed,
                           5.00%, 04/01/2023
          5,680,000        Seattle, Washington, Municipal                  5,998,250
                           Light & Power, Revenue,
                           Refunding & Improvement, FSA,
                           5.00%, 08/01/2023
          2,770,000        Harris County, Texas,                           3,006,336
                           Refunding, Toll Road Senior
                           Lien, FSA,
                           5.375%, 08/15/2023
          2,000,000        Terrebonne Parish, Louisiana,                   2,184,240
                           Waterworks District No. 001,
                           Water Revenue, Series A,
                           AMBAC,
                           5.25%, 11/01/2023
          3,465,000        Jefferson County, Colorado,                     3,679,691
                           School District No. R-001,
                           FSA,
                           5.00%, 12/15/2023
                           (Note C)
          6,950,000        Western Carolina Regional                       7,370,058
                           Sewer Authority, South
                           Carolina, Sewage System
                           Revenue, FSA,
                           5.00%, 03/01/2024
                           (Note C)
          2,000,000        Harris County, Texas, Toll                      2,057,540
                           Road Senior Lien, MBIA,
                           5.00%, 08/15/2024
          3,750,000        Jefferson County, Colorado,                     3,972,938
                           School District No. R-001,
                           FSA,
                           5.00%, 12/15/2024
                           (Note C)

   $      4,115,000        Western Carolina Regional                $      4,346,304
                           Sewer Authority, South
                           Calolina, Sewage System
                           Revenue, FSA,
                           5.00%, 03/01/2025
                           (Note C)
          4,905,000        Los Angeles, California, Waste                  5,085,308
                           Water System Revenue,
                           Refunding, Subordinated Series
                           A, MBIA,
                           5.00%, 06/01/2027
                           (Note C)
         18,445,000        San Antonio, Texas, Hotel                      19,822,473
                           Occupancy Revenue, Refunding,
                           Subordinated Lien, Series B,
                           AMBAC,
                           5.00%, 08/15/2034
         14,555,000        New Jersey State Turnpike                      14,608,417
                           Authority, Revenue, Series A,
                           AMBAC,
                           3.15%, 01/01/2035
                                                                    ----------------
Total Insured
(Cost $1,263,723,065)                                                  1,303,141,656
                                                                    ----------------
TAX SUPPORTED: 34.17%
State General Obligations: 13.02%
          1,000,000        Massachusetts State, Refunding                  1,029,600
                           Series B,
                           5.00%, 02/01/2006
          2,540,000        Florida State Board of                          2,638,577
                           Education, Capital Outlay,
                           Public Education, Series B,
                           5.00%, 06/01/2006
          5,000,000        Pennsylvania State,                             5,269,500
                           5.00%, 02/01/2007
          2,450,000        Ohio State, Highway Capital                     2,596,388
                           Improvement, Series F,
                           5.00%, 05/01/2007
          1,455,000        Florida State Board of                          1,547,102
                           Education, Capital Outlay,
                           Public Education, Series B,
                           5.00%, 06/01/2007
          3,285,000        Florida State Board of                          3,531,145
                           Education, Capital Outlay,
                           Refunding, Series A,
                           5.50%, 06/01/2007
          2,465,000        Delaware State, Series A,                       2,656,185
                           5.00%, 01/01/2008
         13,530,000        Maryland State, Refunding,                     14,599,005
                           5.00%, 02/01/2008
          8,325,000        Maryland State, Refunding,                      9,044,114
                           State & Local Facilities, 2nd
                           Lien Series B,
                           5.25%, 02/01/2008
          4,340,000        California State,                               4,665,760
                           5.00%, 03/01/2008
          2,600,000        Georgia State, Series A,                        2,910,882
                           6.25%, 04/01/2008
         11,020,000        California State,                              11,910,085
                           5.00%, 06/01/2008
          1,670,000        Georgia State, Series D,                        1,912,534
                           6.70%, 08/01/2008
          8,765,000        California State,                               9,830,912
                           6.10%, 10/01/2008
          6,440,000        Massachusetts State,                            7,074,791
                           Consolidated Loan, Series C,
                           5.25%, 12/01/2008
          4,380,000        Delaware State, Series A,                       4,801,969
                           5.00%, 01/01/2009
          4,685,000        Massachusetts State,                            5,141,319
                           Refunding, Series A,
                           5.25%, 01/01/2009

   $      3,890,000        Massachusetts State,                     $      4,305,491
                           Consolidated Loan, Series E,
                           5.50%, 01/01/2009
          2,110,000        Pennsylvania State, First                       2,303,297
                           Series,
                           5.00%, 01/15/2009
         24,770,000        Pennsylvania State, Refunding                  27,270,284
                           & Projects, First Series,
                           5.25%, 02/01/2009
          1,000,000        South Carolina State, Capital                   1,024,360
                           Improvement, Series A,
                           5.00%, 03/01/2009
          3,440,000        Pennsylvania State, Second                      3,837,458
                           Series,
                           5.50%, 06/01/2009
         14,855,000        Texas State, Series B                          16,222,848
                           5.125%, 10/01/2009
         14,010,000        Massachusetts State,                           15,649,170
                           Refunding, Series A,
                           5.50%, 01/01/2010
         66,205,000        Maryland State, Refunding,                     73,112,168
                           5.00%, 02/01/2010
          1,110,000        New Jersey State,                               1,242,967
                           5.50%, 02/01/2010
          6,185,000        Massachusetts State,                            7,058,136
                           Consolidated Loan, Series A,
                           6.00%, 02/01/2010
          4,000,000        North Carolina State, Public                    4,421,600
                           Improvement, Series A,
                           5.00%, 03/01/2010
                           (Note C)
         16,540,000        North Carolina State,                          18,283,316
                           Refunding,
                           5.00%, 03/01/2010
          3,115,000        California State,                               3,444,225
                           5.25%, 03/01/2010
          2,225,000        Massachusetts Bay                               2,515,162
                           Transportation Authority,
                           Series A,
                           5.75%, 03/01/2010

   $      2,275,000        Ohio State, Community Schools,           $      2,503,751
                           Series A,
                           5.00%, 03/15/2010
          4,500,000        Pennsylvania State, Second                      5,062,185
                           Series,
                           5.50%, 06/01/2010
          1,490,000        Georgia State, Series C,                        1,741,750
                           6.25%, 08/01/2010
          1,220,000        Massachusetts State, Series A,                  1,373,232
                           5.50%, 01/01/2011
          1,040,000        California State,                               1,138,935
                           5.00%, 02/01/2011
          1,845,000        Ohio State, Higher Education,                   2,037,637
                           Series B,
                           5.00%, 02/01/2011
         15,760,000        California State,                              18,074,356
                           6.00%, 02/01/2011
         24,165,000        North Carolina State, Public                   27,536,501
                           Improvement, Series A,
                           5.50%, 03/01/2011
                           (Note C)
         11,075,000        Pennsylvania State, Third                      12,395,804
                           Series,
                           5.25%, 07/01/2011
                           (Note C)
         11,270,000        Maryland State, State & Local                  12,555,343
                           Facilities Loan, First Series,
                           5.00%, 08/01/2011
            825,000        California State,                                 902,996
                           5.00%, 02/01/2012
          3,780,000        Massachusetts Bay                               4,233,298
                           Transportation Authority,
                           Series A,
                           5.50%, 03/01/2012
          1,000,000        Georgia State, Series B,                        1,174,270
                           6.00%, 03/01/2012
          9,100,000        Massachusetts State,                           10,032,659
                           Consolidated Loan, Series A,
                           5.00%, 08/01/2012
            990,000        Florida State Board of                          1,313,512
                           Education, Capital Outlay,
                           Unrefunded Balance,
                           9.125%, 06/01/2014
          2,875,000        Texas State,                                    3,035,655
                           5.25%, 08/01/2021
                                                                    ----------------
Total State General Obligations
(Cost $372,050,094)                                                      376,962,234
                                                                    ----------------
Local General Obligations: 8.52%
          1,245,000        Huntsville, Alabama, Series A,                  1,247,776
                           5.00%, 02/01/2005
          1,530,000        New York City, New York,                        1,537,956
                           Series D,
                           6.50%, 02/15/2005

   $      1,130,000        Anoka-Hennepin Independent               $      1,158,103
                           School District No. 11,
                           Minnesota, Refunding, Series
                           A,
                           4.50%, 02/01/2006
          6,300,000        Anne Arundel County, Maryland,                  6,503,679
                           5.00%, 03/01/2006
                           (Note A)
          3,660,000        New York City, New York,                        3,841,792
                           Series I,
                           6.25%, 04/15/2006
         12,085,000        Fairfax County, Virginia,                      12,441,145
                           Series A,
                           4.25%, 06/01/2006
                           (Note A)
          2,860,000        Bexar County, Texas,                            2,971,140
                           5.00%, 06/15/2006
          1,455,000        Montgomery County, Maryland,                    1,530,907
                           Refunded, Series A,
                           5.75%, 07/01/2006
          6,215,000        New York City, New York,                        6,475,470
                           Series E,
                           5.00%, 08/01/2006
          6,235,000        New York City, New York,                        6,496,309
                           Series G,
                           5.00%, 08/01/2006
          1,175,000        Anoka-Hennepin Independent                      1,240,048
                           School District No. 11,
                           Minnesota, Refunding, Series
                           A,
                           5.00%, 02/01/2007
          3,305,000        Fort Worth, Texas, Refunding,                   3,489,353
                           General Purpose,
                           5.00%, 03/01/2007
          2,000,000        Bexar County, Texas,                            2,123,200
                           5.00%, 06/15/2007
          2,310,000        New York City, New York,                        2,452,966
                           Series G,
                           5.00%, 08/01/2007
          3,500,000        Ocean County, New Jersey,                       3,722,005
                           Refunding, Series A,
                           5.00%, 08/01/2007
          3,205,000        Carrollton, Texas, Refunding &                  3,409,575
                           Improvement,
                           5.00%, 08/15/2007
          2,620,000        Jersey City, New Jersey,                        2,861,905
                           Series A,
                           6.00%, 10/01/2007
          2,000,000        McLean County Public Building                   2,253,720
                           Commission, Illinois,
                           7.25%, 11/01/2007
          2,915,000        Mecklenburg County, North                       3,062,907
                           Carolina, Public Improvement,
                           Series A,
                           4.00%, 02/01/2008

   $      2,050,000        Fairfax County, Virginia,                $      2,161,418
                           Series B,
                           4.00%, 06/01/2008
          1,275,000        Phoenix, Arizona, Refunding,                    1,380,863
                           Series A,
                           5.00%, 07/01/2008
          2,585,000        Broward County, Florida,                        2,817,598
                           Refunding, Series B,
                           5.00%, 01/01/2009
          2,000,000        Charlotte, North Carolina,                      2,153,120
                           Series B,
                           4.50%, 02/01/2009
          1,660,000        Charlotte, North Carolina,                      1,819,028
                           Refunding,
                           5.00%, 02/01/2009
          2,665,000        Dallas, Texas,                                  2,801,022
                           4.00%, 02/15/2009
          3,355,000        Dallas County Community                         3,655,977
                           College District, Texas,
                           Maintenance Tax Notes,
                           5.00%, 02/15/2009
          3,060,000        Horry County School District,                   3,341,092
                           South Carolina, Series A,
                           SCSDE,
                           5.00%, 03/01/2009
          6,910,000        Du Page County Water                            7,606,597
                           Commission, Illinois,
                           Refunding,
                           5.25%, 03/01/2009
          1,180,000        Beaufort County School                          1,290,448
                           District, South Carolina,
                           Refunding, Series C, SCSDE,
                           5.00%, 04/01/2009
          3,750,000        New York City, New York,                        4,068,113
                           Series D,
                           5.00%, 08/01/2009
          3,735,000        New York City, New York,                        4,051,840
                           Series D,
                           5.00%, 08/01/2009
          8,500,000        New York City, New York,                        9,311,240
                           Series B,
                           5.25%, 08/01/2009
          2,255,000        Seattle, Washington,                            2,463,610
                           Refunding,
                           5.00%, 01/01/2010
          1,020,000        Indianapolis Local Public                       1,070,123
                           Improvement Bond Bank,
                           Indiana, Series B,
                           5.00%, 02/01/2010
          5,000,000        Du Page County Water                            5,546,100
                           Commission, Illinois,
                           Refunding,
                           5.25%, 03/01/2010
          6,350,000        Fairfax County, Virginia,                       7,083,235
                           Refunding & Public
                           Improvement, Series A,
                           5.25%, 04/01/2010
         14,095,000        New York City, New York,                       15,312,667
                           Series B,
                           5.00%, 08/01/2010
          4,520,000        New York City, New York,                        4,910,483
                           Series I,
                           5.00%, 08/01/2010
          1,170,000        Austin, Texas, Public                           1,302,327
                           Improvement,
                           5.75%, 09/01/2010
          7,360,000        New York City, New York,                        8,016,512
                           Refunding, Series G,
                           5.00%, 08/01/2011

   $      3,330,000        New York City, New York,                 $      3,627,036
                           Series H,
                           5.00%, 08/01/2011
         20,630,000        New York City, New York,                       22,400,673
                           Series G,
                           5.00%, 08/01/2012
            390,000        New York City, New York,                          411,532
                           Series I,
                           5.875%, 03/15/2013
          2,000,000        Walled Lake Consolidated                        2,249,740
                           School District, Michigan,
                           Q-SBLF,
                           5.75%, 05/01/2013
          2,285,000        Shelby County, Tennessee,                       2,528,124
                           Public Improvement, Series A,
                           5.625%, 04/01/2014
          2,965,000        Montgomery County, Maryland,                    3,227,669
                           Public Improvement, Series A,
                           5.00%, 02/01/2016
          1,000,000        Harris County, Texas, Toll                      1,051,150
                           Road,
                           5.125%, 08/15/2017
          5,285,000        Horry County School District,                   5,847,271
                           South Carolina, Series A,
                           SCSDE,
                           5.375%, 03/01/2018
          2,375,000        Harris County, Texas,                           2,608,724
                           Refunding,
                           5.375%, 10/01/2018
          1,880,000        Harris County, Texas, Flood                     2,055,197
                           Control District, Refunding,
                           Series A,
                           5.25%, 10/01/2020
          1,000,000        Sacramento City Finance                         1,125,260
                           Authority, California, Lease
                           Revenue, Series B,
                           5.40%, 11/01/2020
          6,735,000        Du Page County, Illinois, Jail                  7,824,992
                           Project,
                           5.60%, 01/01/2021
          1,920,000        Du Page County, Illinois,                       2,230,733
                           Stormwater Project,
                           5.60%, 01/01/2021

   $      2,160,000        Beachwood City School                    $      2,432,203
                           District, Ohio, Refunding &
                           Improvement,
                           5.50%, 12/01/2021
          4,745,000        Harris County, Texas, Flood                     5,135,608
                           Control District, Refunding,
                           Series A,
                           5.25%, 10/01/2022
          5,255,000        Harris County, Texas, Flood                     5,661,474
                           Control District, Refunding,
                           Series A,
                           5.25%, 10/01/2023
         14,000,000        Harris County, Texas,                          15,071,280
                           Refunding Permanent
                           Improvement Series A,
                           5.25%, 10/01/2024
                                                                    ----------------
Total Local General Obligations
(Cost $240,391,441)                                                      246,472,035
                                                                    ----------------
Tax Lease: 3.79%
            305,000        New Jersey State, Certificates                    308,093
                           of Participation, Series A,
                           6.40%, 04/01/2005
          2,000,000        New York State Dormitory                        2,024,620
                           Authority, State University,
                           Series A,
                           5.50%, 05/15/2005
          1,005,000        New York State Dormitory                        1,022,798
                           Authority, City University,
                           Series C,
                           5.70%, 07/01/2005
          1,005,000        New York State Dormitory                        1,022,799
                           Authority, City University,
                           Series C,
                           5.70%, 07/01/2005
          1,000,000        City University of New York,                    1,021,780
                           Certificates of Participation,
                           John Jay College,
                           5.75%, 08/15/2005
          1,000,000        New York State Dormitory                        1,055,370
                           Authority, State University,
                           Series A,
                           6.50%, 05/15/2006
          5,925,000        Tobacco Settlement Financing                    6,037,812
                           Corp., New York, Tobacco
                           Asset-Backed Bonds, Series
                           A-1,
                           4.00%, 06/01/2006
          9,135,000        New Jersey State Certificates                   9,664,191
                           of Participation, Equipment
                           Lease Purchase, Series A,
                           5.00%, 06/15/2007
          1,000,000        New York State Dormitory                        1,076,440
                           Authority, City University,
                           Series A,
                           5.75%, 07/01/2007

   $      7,515,000        New York State Thruway                   $      8,092,903
                           Authority, Service Contract
                           Revenue, Local Highway &
                           Bridge, Series A,
                           5.00%, 03/15/2008
          4,060,000        Virginia Tech, NTS State                        4,262,147
                           Public School Authority,
                           4.00%, 04/15/2008
          7,095,000        Tobacco Settlement Financing                    7,579,447
                           Corp., New York, Tobacco
                           Asset-Backed Bonds, Series
                           A-1,
                           5.00%, 06/01/2008
          4,910,000        Virginia Public School                          5,356,515
                           Authority, Refunding, School
                           Financing 1997 Series D,
                           5.00%, 02/01/2009
          2,160,000        New York State Dormitory                        2,350,404
                           Authority, Revenue, Mental
                           Health Facilities Improvement,
                           Series B,
                           5.00%, 02/15/2010
          5,215,000        Michigan Municipal Bond                         5,833,603
                           Authority, Revenue, Refunding,
                           School Loan, Series A,
                           5.25%, 12/01/2010
          6,600,000        Virginia College Building                       7,292,934
                           Authority, Educational
                           Facilities Revenue,
                           Refunding-21st Century College
                           Project, Series B,
                           5.00%, 02/01/2011
         11,205,000        Tobacco Settlement Financing                   11,579,807
                           Corp., New York, Tobacco
                           Asset-Backed Bonds, Series
                           A-1,
                           5.00%, 06/01/2011
          2,375,000        Virginia State Public Building                  2,635,443
                           Authority, Facilities Revenue,
                           Refunding, Series D,
                           5.00%, 08/01/2011
                           (Note C)
          8,650,000        Tobacco Settlement Financing                    8,966,590
                           Corp., New York, Tobacco
                           Asset-Backed Bonds Series A-1,
                           5.25%, 06/01/2012
          1,280,000        New York State Dormitory                        1,447,757
                           Authority, City University,
                           Series A,
                           5.75%, 07/01/2013
         16,495,000        Tobacco Settlement Financing                   17,886,518
                           Corp., New York Tobacco
                           Asset-Backed Settlement,
                           Series C-1,
                           5.50%, 06/01/2014

   $      2,975,000        New York State Urban                     $      3,207,556
                           Development Corp. Correctional
                           & Youth Facilities, Service
                           Contract Revenue, Series A,
                           5.00%, 01/01/2027
                                                                    ----------------
Total Tax Lease
(Cost $108,626,541)                                                      109,725,527
                                                                    ----------------
Special Tax: 8.63%
            560,000        Heritage Isles Community                          560,689
                           Development District, Florida,
                           Special Assessment Revenue,
                           Series A,
                           5.75%, 05/01/2005
            225,000        Sampson Creek Community                           225,751
                           Development District, Florida,
                           Capital Improvement Revenue,
                           Series B,
                           6.30%, 05/01/2005
          1,250,000        Las Vegas Special Improvement                   1,255,613
                           District No. 808-Summerlin
                           Area, Nevada, Local
                           Improvement Bonds,
                           5.375%, 06/01/2005
          2,245,000        Heritage Landing Community                      2,235,234
                           Development District, Florida,
                           Special Assessment Bond
                           Anticipation Notes,
                           5.00%, 08/01/2005
          8,380,000        The Quarry Community                            8,373,799
                           Development District, Florida,
                           Special Assessment, Bond
                           Anticipation Notes,
                           5.00%, 11/01/2005
          2,060,000        Chicago, Illinois, Tax                          2,099,717
                           Increment Allocation,
                           Subordinated Central Loop
                           Redevelopment, Series A,
                           6.50%, 12/01/2005
          1,040,000        Alabama State Public School &                   1,071,013
                           College Authority, Capital
                           Improvement Pool, Series A,
                           5.00%, 02/01/2006
            130,000        Harbour Lake Estates Community                    131,738
                           Development District, Florida,
                           Special Assessment,
                           6.40%, 02/01/2006
            540,000        Capital Region Community                          546,507
                           Development District, Florida,
                           Revenue Capital Improvement,
                           Series B,
                           5.95%, 05/01/2006
            375,000        Vistancia Community Facilities                    378,143
                           District, Arizona,
                           4.25%, 07/15/2006

   $      1,500,000        Connecticut State, Special Tax           $      1,588,335
                           Obligation Revenue, Series B,
                           6.00%, 09/01/2006
          2,685,000        Dove Mountain Resort Community                  2,722,375
                           Facilities District, Arizona,
                           Assessment Lien,
                           6.00%, 12/01/2006
          3,280,000        Village Community Development                   3,334,776
                           District No. 5, Florida
                           Special Assessment Revenue,
                           Series B,
                           5.40%, 05/01/2007
            370,000        Double Branch Community                           373,989
                           Development District, Florida,
                           Special Assessment, Series
                           B-1,
                           5.60%, 05/01/2007
            500,000        Vizcaya Community Development                     509,380
                           District, Florida, Special
                           Assessment,
                           5.90%, 05/01/2007
            490,000        University Place Community                        499,702
                           Development District, Florida,
                           Special Assessment, Series B,
                           6.10%, 05/01/2007
          1,025,000        Las Vegas Special Improvement                   1,047,376
                           District No. 808-Summerlin
                           Area, Nevada, Local
                           Improvement Bonds,
                           5.50%, 06/01/2007
          2,760,000        California Economic Recovery,                   2,935,122
                           Series A,
                           5.00%, 07/01/2007
            300,000        Vistancia Community Facilities                    304,131
                           District, Arizona,
                           4.75%, 07/15/2007
          1,095,000        Connecticut State Special Tax                   1,174,497
                           Obligation Revenue, Series A,
                           5.25%, 09/01/2007
          2,030,000        Meadow Pointe IV Community                      2,056,431
                           Development District, Florida,
                           Capital Improvement Revenue,
                           Series B,
                           5.125%, 11/01/2007
            765,000        Reunion East Community                            780,935
                           Development District, Florida,
                           Special Assessment, Series B,
                           5.90%, 11/01/2007
          1,670,000        North Las Vegas Local                           1,696,870
                           Improvement, District No. 60,
                           Aliante, Nevada,
                           4.25%, 12/01/2007
         19,085,000        Tax Exempt Municipal                           19,304,287
                           Infrastructure Improvement
                           Trust, Maryland, Certificates
                           Series 2004A Class A, 144A,
                           3.80%, 05/01/2008
                           (Note E)

   $      3,430,000        Live Oak, Community                      $      3,487,110
                           Development District No. 001,
                           Florida, Special Assessment,
                           Series B,
                           5.30%, 05/01/2008
            120,000        Stoneybrook Community                             122,348
                           Development District, Florida,
                           Capital Improvement Revenue,
                           Series B,
                           5.70%, 05/01/2008
            480,000        Narcoossee Community                              491,443
                           Development District, Florida,
                           Special Assessment, Series B,
                           5.75%, 05/01/2008
            320,000        Waterchase Community                              324,896
                           Development District, Florida,
                           Capital Improvement Revenue,
                           Series B,
                           5.90%, 05/01/2008
          1,655,000        Las Vegas Special Improvement                   1,679,031
                           District No. 607, Nevada,
                           Local Improvement Bonds,
                           4.30%, 06/01/2008
          2,450,000        Gateway Services Community                      2,512,622
                           Development District, Florida,
                           Special Assessment,
                           Stoneybrook Project,
                           5.50%, 07/01/2008
            400,000        Vistancia Community Facilities                    407,756
                           District, Arizona,
                           5.00%, 07/15/2008
          5,710,000        Tax Exempt Municipal                            5,713,940
                           Infrastructure Improvement
                           Trust, Maryland, Certificates
                           Series 2004C Class A, 144A,
                           4.05%, 11/01/2008
                           (Note E)
         20,570,000        New York City Transitional                     22,417,186
                           Finance Authority, New York,
                           Future Tax Secured, Subseries
                           D-1,
                           5.00%, 11/01/2008
          2,755,000        Heritage Harbour South                          2,781,255
                           Community Development
                           District, Florida, Special
                           Assessment Revenue, Capital
                           Improvement, Series B,
                           5.40%, 11/01/2008
          1,920,000        North Las Vegas Local                           1,961,856
                           Improvement, District No. 60,
                           Aliante, Nevada,
                           4.65%, 12/01/2008
          2,340,000        Henderson Local Improvement                     2,370,490
                           Districts, No. T-14, Nevada,
                           4.35%, 03/01/2009

   $      1,430,000        Huntington Community                     $      1,436,935
                           Development District, Florida,
                           Special Assessment, Series B,
                           5.00%, 05/01/2009
          1,520,000        Meadow Pointe III Community                     1,533,923
                           Development District, Florida
                           Capital Improvement Revenue,
                           Series A
                           5.00%, 05/01/2009
          3,265,000        Seven Oaks Community                            3,279,301
                           Development District II,
                           Florida, Special Assessment
                           Revenue, Series B,
                           5.00%, 05/01/2009
          1,440,000        Middle Village Community                        1,457,798
                           Development District, Florida,
                           Special Assessment, Series C,
                           5.125%, 05/01/2009
          3,365,000        Overoaks Community Development                  3,385,527
                           District, Florida, Capital
                           Improvement Revenue, Series B,
                           5.125%, 05/01/2009
          2,035,000        Bonita Springs, Florida,                        2,134,898
                           Vasari Community Development
                           District Revenue, Capital
                           Improvement, Series B,
                           6.20%, 05/01/2009
            855,000        Greyhawk Landing Community,                       880,462
                           Development District, Florida,
                           Special Assessment Revenue,
                           Series B,
                           6.25%, 05/01/2009
            140,000        Saddlebrook Community                             145,592
                           Development District, Florida,
                           Special Assessment, Series B,
                           6.25%, 05/01/2009
         10,900,000        Tulsa County, Oklahoma,                        11,849,608
                           Industrial Authority, Capital
                           Improvement Revenue, Series B,
                           5.00%, 05/15/2009
          8,935,000        Katy, Texas, Development                        9,430,892
                           Authority Revenue, Metro
                           Contract, Series A,
                           5.75%, 06/01/2009
          1,150,000        Illinois State, Sales Tax                       1,175,496
                           Revenue, Series U,
                           5.00%, 06/15/2009
            500,000        Vistancia Community Facilities                    511,465
                           District, Arizona,
                           5.30%, 07/15/2009
          1,000,000        Connecticut State, Special Tax                  1,144,760
                           Obligation Series B,
                           6.15%, 09/01/2009
            565,000        Heritage Isles Community                          570,300
                           Development District, Florida,
                           Special Assessment, Series B,
                           5.00%, 11/01/2009

   $      2,230,000        Live Oak, Community                      $      2,228,060
                           Development District No. 002,
                           Florida, Special Assessment,
                           Series B
                           5.00%, 11/01/2009
          1,000,000        North Las Vegas Local                           1,025,450
                           Improvement, District No. 60,
                           Aliante, Nevada,
                           5.00%, 12/01/2009
         11,750,000        California Economic Recovery,                  13,029,692
                           Series A
                           5.25%, 01/01/2010
          3,775,000        New York City Transitional                      4,133,285
                           Finance Authority, New York,
                           Future Tax Secured, Series E,
                           5.00%, 02/01/2010
          7,890,000        New York City Transitional                      8,644,126
                           Finance Authority, New York,
                           Future Tax, Series C,
                           5.00%, 02/15/2010
          2,370,000        Harbor Bay Community                            2,486,912
                           Development District, Florida
                           Capital Improvement Revenue,
                           Series B,
                           6.35%, 05/01/2010
            500,000        Vistancia Community Facilities                    514,070
                           District, Arizona,
                           5.55%, 07/15/2010
          3,485,000        Clark County Special                            3,540,586
                           Improvement District No. 142,
                           Nevada,
                           5.00%, 08/01/2010
          9,520,000        California Economic Recovery,                  10,620,988
                           Series A,
                           5.25%, 01/01/2011
          1,700,000        Jefferson County, Alabama,                      1,859,477
                           Limited Obligation, School
                           Warrants, Series A
                           5.25%, 01/01/2011
          1,900,000        Meadow Woods Community                          1,908,303
                           Development District, Florida,
                           Special Assessment, Series B,
                           5.25%, 05/01/2011
          6,850,000        Hammock Bay Community                           6,877,879
                           Development District, Florida,
                           Special Assessment Revenue,
                           Series B,
                           5.375%, 05/01/2011
          2,055,000        Las Vegas Special Improvement                   2,107,279
                           District No. 607, Nevada,
                           Local Improvement Bonds,
                           5.15%, 06/01/2011
          2,355,000        Massachusetts Bay                               2,603,052
                           Transportation Authority,
                           Massachusetts, Sales Tax
                           Revenue, Refunding, Senior
                           Series B,
                           5.00%, 07/01/2011
                           (Note C)

   $      1,605,000        Clark County Special                     $      1,635,720
                           Improvement District No. 142,
                           Nevada,
                           5.30%, 08/01/2011
          2,920,000        Venetian Community Development                  3,060,715
                           District, Florida, Capital
                           Improvement Revenue, Series B,
                           5.95%, 05/01/2012
          2,000,000        Bonnet Creek Resort Community                   2,126,520
                           Development District, Florida,
                           Special Assessment,
                           7.125%, 05/01/2012
          2,400,000        Miromar Lakes Community                         2,554,752
                           Development District, Florida,
                           Capital Improvement Revenue,
                           Series B,
                           7.25%, 05/01/2012
          3,225,000        Illinois State, Sales Tax                       3,716,393
                           Revenue, Series Q,
                           6.00%, 06/15/2012
          1,320,000        Hot Springs, Arkansas, Sales &                  1,328,752
                           Use Tax, Refunding &
                           Improvement,
                           4.125%, 07/01/2012
          2,000,000        Chicago Illinois, Kingsbury                     2,101,000
                           Redevelopment Project, Series
                           A,
                           6.57%, 02/15/2013
          5,385,000        Parkway Center Community                        5,482,630
                           Development District, Florida,
                           Special Assessment, Refunding,
                           Series B,
                           5.625%, 05/01/2014
            625,000        Allegheny County,                                 633,775
                           Pennsylvania, Redevelopment
                           Authority, Revenue, Pittsburgh
                           Mills Project,
                           5.10%, 07/01/2014
          1,705,000        Dyer Redevelopment Authority,                   1,910,623
                           Indiana, Economic Development
                           Lease,
                           6.875%, 07/15/2014
          2,315,000        Arizona Tourism & Sports                        2,390,955
                           Authority, Tax Revenue,
                           Baseball Training Facilities
                           Project,
                           5.00%, 07/01/2015
          1,500,000        Arizona Tourism & Sports                        1,540,710
                           Authority, Tax Revenue,
                           Baseball Training Facilities
                           Project,
                           5.00%, 07/01/2016
          3,561,000        Celebrate, North Community                      3,643,793
                           Development Authority,
                           Virginia, Special Assessment
                           Revenue Project, Series B,
                           6.25%, 03/01/2018

   $      2,695,000        Dyer Redevelopment Authority,            $      2,987,704
                           Indiana, Economic Development
                           Lease,
                           6.55%, 07/15/2020
          2,715,000        Beacon Tradeport Community                      2,857,130
                           Development District, Florida,
                           Industrial Project, Series B,
                           7.125%, 05/01/2022
          5,000,000        Westchester Community                           5,152,750
                           Development District No.1,
                           Florida, Special Assesment,
                           6.00%, 05/01/2023
          1,000,000        Allegheny County,                               1,016,160
                           Pennsylvania, Redevelopment
                           Authority, Revenue, Pittsburgh
                           Mills Project,
                           5.60%, 07/01/2023
          4,300,000        Midtown Miami Community                         4,406,167
                           Development District, Florida,
                           Special Assessment Revenue,
                           Series A,
                           6.00%, 05/01/2024
          1,140,000        New York City Transitional                      1,251,526
                           Finance Authority, New York,
                           Future Tax Secured, Series B,
                           5.25%, 02/01/2029
                           (Note B)
                                                                    ----------------
Total Special Tax
(Cost $245,383,768)                                                      249,790,234
                                                                    ----------------
Miscellaneous Tax: 0.21%
          5,325,000        Indianapolis Local Public                       6,126,146
                           Improvement Bond Bank,
                           Indiana, Series B,
                           6.00%, 01/10/2013
                                                                    ----------------
Total Miscellaneous Tax
(Cost $5,248,873)                                                          6,126,146
                                                                    ----------------
Total Tax Supported
(Cost $971,700,717)                                                      989,076,176
                                                                    ----------------
REVENUE: 15.61%
Electric Revenue: 7.21%
          5,000,000        North Carolina Eastern                          5,000,000
                           Municipal Power Agency, Power
                           System Revenue, Series B,
                           6.00%, 01/01/2005
          2,145,000        California Department of Water                  2,168,123
                           Resources, Power Supply
                           Revenue, Series A,
                           5.50%, 05/01/2005
          1,530,000        Energy Northwest, Washington,                   1,541,062
                           Wind Project Revenue, Series
                           A,
                           4.30%, 07/01/2005
         19,620,000        Long Island Power Authority,                   20,298,460
                           New York, Electric System
                           Revenue, Series B,
                           5.00%, 06/01/2006
          4,350,000        Salt River Agricultural                         4,582,246
                           Improvement & Power District,
                           Arizona, Power Distribution
                           Electric System, Revenue,
                           Refunding, Salt River Project,
                           Series D,
                           5.00%, 01/01/2007
         15,215,000        California Department of Water                 16,223,754
                           Resources, Power Supply
                           Revenue, Series A,
                           5.50%, 05/01/2007

   $      7,000,000        Long Island Power Authority,             $      7,372,400
                           New York, Electric System
                           Revenue, Series A,
                           5.00%, 06/01/2007
          3,500,000        Washington State, Public Power                  3,763,725
                           Supply System Revenue, Nuclear
                           Project No. 3, Series B,
                           5.60%, 07/01/2007
          1,000,000        San Antonio, Texas, Electric &                  1,082,980
                           Gas, Power System Revenue,
                           5.25%, 02/01/2008
         27,690,000        San Antonio, Texas, Electric &                 29,987,716
                           Gas, Refunding,
                           5.25%, 02/01/2008
         24,025,000        California Department of Water                 26,219,924
                           Resources, Power Supply
                           Revenue, Series A,
                           5.50%, 05/01/2008
          6,115,000        Long Island Power Authority,                    6,544,823
                           New York, Electric System
                           Revenue, Series A,
                           5.00%, 06/01/2008
          2,370,000        Salt River Agricultural                         2,589,841
                           Improvement & Power District,
                           Arizona, Power Distribution
                           Electric System, Revenue,
                           Refunding, Salt River Project,
                           Series A,
                           5.00%, 01/01/2009
          6,960,000        Salt River Agricultural                         7,605,610
                           Improvement & Power District,
                           Arizona, Power Distribution
                           Electric System, Revenue,
                           Refunding, Salt River Project,
                           Series D,
                           5.00%, 01/01/2009
          3,810,000        North Carolina Eastern                          4,222,699
                           Municipal Power Agency, Power
                           System Revenue, Series B,
                           6.125%, 01/01/2009
          4,130,000        San Antonio, Texas, Electric &                  4,543,537
                           Gas, Refunding System,
                           5.25%, 02/01/2009
          8,515,000        California Department of Water                  9,433,428
                           Resources, Power Supply
                           Revenue, Series A,
                           5.50%, 05/01/2009

   $      4,280,000        Midland County, Michigan,                $      4,458,562
                           Economic Development Corp.,
                           Pollution Control Revenue,
                           Series A, AMT,
                           6.875%, 07/23/2009
          7,130,000        Salt River Agricultural                         7,834,729
                           Improvement & Power District,
                           Arizona, Power Distribution
                           Electric System, Revenue,
                           Refunding, Salt River Project,
                           Series A,
                           5.00%, 01/01/2010
          2,875,000        Salt River Agricultural                         3,159,165
                           Improvement & Power District,
                           Arizona, Power Distribution
                           Electric System, Revenue,
                           Refunding, Salt River Project,
                           Series C,
                           5.00%, 01/01/2010
          2,765,000        North Carolina Eastern                          2,985,619
                           Municipal Power Agency, Power
                           System Revenue, Refunding,
                           Series C,
                           5.25%, 01/01/2011
          3,540,000        North Carolina Eastern                          3,869,539
                           Municipal Power Agency, Power
                           System Revenue, Refunding,
                           Series A,
                           5.50%, 01/01/2011
         10,000,000        North Carolina Municipal Power                 11,021,900
                           Agency No. 1, Catawba Electric
                           Revenue, Series A,
                           5.50%, 01/01/2012
          2,395,000        Seattle, Washington, Municipal                  2,668,365
                           Light & Power Revenue,
                           5.625%, 12/01/2012
          3,600,000        North Carolina Municipal Power                  3,963,564
                           Agency No. 1, Catawba Electric
                           Revenue, Series A,
                           5.50%, 01/01/2013
            630,000        North Carolina Eastern                            702,236
                           Municipal Power Agency, Power
                           System Revenue, Series D,
                           6.45%, 01/01/2014
          2,345,000        Seattle, Washington, Municipal                  2,620,631
                           Light & Power Revenue,
                           5.625%, 12/01/2014
          1,850,000        Seattle, Washington, Municipal                  2,044,528
                           Light & Power Revenue,
                           5.625%, 12/01/2016
          1,880,000        North Carolina Eastern                          2,007,972
                           Municipal Power Agency, Power
                           System Revenue, Series B,
                           5.70%, 01/01/2017
          2,500,000        San Antonio, Texas, Electric &                  2,721,100
                           Gas, Power System Revenue,
                           5.375%, 02/01/2020

   $      4,815,000        Orlando Utilities Commission,            $      5,290,866
                           Florida, Water & Electric
                           Revenue,
                           5.25%, 10/01/2020
                                                                    ----------------
Total Electric Revenue
(Cost $203,604,211)                                                      208,529,104
                                                                    ----------------
Health Care Revenue: 1.46%
          1,045,000        Connecticut State, Health &                     1,061,198
                           Educational Facility Authority
                           Revenue, Hospital for Special
                           Care, Series B,
                           5.125%, 07/01/2007
          2,090,000        Cuyahoga County, Ohio,                          2,313,755
                           Hospital Facilities Revenue,
                           Canton Incorporated Project,
                           6.75%, 01/01/2010
          3,215,000        Chattanooga Health,                             3,428,990
                           Educational & Housing Facility
                           Board, Tennessee, Catholic
                           Health Initiatives, Series A,
                           5.375%, 12/01/2011
          1,240,000        Kentucky Economic Development                   1,323,353
                           Finance Authority, Revenue,
                           Catholic Health Initiatives,
                           Series A,
                           5.375%, 12/01/2011
          1,320,000        Chester County Health &                         1,396,111
                           Education Facilities
                           Authority, Pennsylvania,
                           Hospital Revenue, Chester
                           County Hospital, Series A,
                           6.75%, 07/01/2021
          3,020,000        Allegheny County Hospital                       3,509,301
                           Development Authority,
                           Pennsylvania, Revenue, West
                           Pennsylvania Health System,
                           Series B,
                           9.25%, 11/15/2022
          9,140,000        Jacksonville, Florida,                          9,381,113
                           Economic Development
                           Commission, Healthcare
                           Facilities Revenue, Series B,
                           4.00%, 09/01/2023
          6,990,000        Miami Beach, Florida, Health                    7,481,537
                           Facilities Authority Hospital
                           Revenue, Refunding Mount Sinai
                           Medical Center,
                           6.75%, 11/15/2024
         12,555,000        California Statewide                           12,462,093
                           Communities Development
                           Authority, Revenue, Kaiser
                           Permanente, Series F,
                           2.30%, 04/01/2033
                                                                    ----------------
Total Health Care Revenue
(Cost $40,815,952)                                                        42,357,451
                                                                    ----------------

Higher Education Revenue: 0.26%
   $      2,660,000        Pennsylvania State University,           $      2,708,013
                           Revenue,
                           5.00%, 08/15/2005
             75,000        Virginia Polytechnic                               79,624
                           Institute, State University,
                           Revenue, Unrefunded Balance,
                           Series A,
                           5.25%, 06/01/2008
          1,165,000        Vermont Educational & Health                    1,223,751
                           Buildings Financing Agency,
                           Revenue, Norwich University
                           Project,
                           5.50%, 07/01/2018
          2,820,000        Massachusetts Health &                          3,553,369
                           Educational Facilities
                           Authority, Revenue, Harvard
                           University, Series N,
                           6.25%, 04/01/2020
                                                                    ----------------
Total Higher Education Revenue
(Cost $6,809,481)                                                          7,564,757
                                                                    ----------------
Toll Revenue: 0.72%
         19,735,000        Triborough Bridge & Tunnel                     20,917,324
                           Authority, New York, Toll
                           Revenue, Series B,
                           5.00%, 11/15/2020
                                                                    ----------------
Total Toll Revenue
(Cost $20,480,254)                                                        20,917,324
                                                                    ----------------
Water/Sewer Revenue: 2.53%
         19,915,000        Logan/Todd Regional Water                      20,469,633
                           Commission, Kentucky, Revenue
                           Refunding,
                           4.00%, 02/01/2007
          2,000,000        Indiana Bond Bank, Revenue,                     2,147,560
                           Series B,
                           5.00%, 02/01/2008
          5,000,000        Todd Creek Farms, Metropolitan                  4,942,050
                           District No. 1, Colorado,
                           Water Revenue, Refunding &
                           Improvement,
                           4.75%, 12/01/2009
          1,940,000        Massachusetts Water Pollution                   2,152,585
                           Abatement Trust, Pool Program
                           Bonds, Series 7,
                           5.25%, 02/01/2010
          2,230,000        Texas State Water Development                   2,331,710
                           Board, Revenue, Revolving
                           Senior Lien, Series A,
                           5.50%, 07/15/2010
          4,965,000        Minnesota Public Facilities                     5,489,751
                           Authority, Water Pollution
                           Control Revenue, Refunding,
                           Series D,
                           5.00%, 03/01/2011
          1,525,000        Arizona Water Infrastructure                    1,729,381
                           Finance Authority, Revenue,
                           Water Quality, Series A,
                           5.75%, 10/01/2011

   $      3,620,000        Dallas, Texas, Waterworks &              $      3,889,400
                           Sewer System Revenue,
                           5.00%, 10/01/2013
             55,000        Massachusetts Water Pollution                      62,818
                           Abatement Trust, Series B,
                           5.25%, 08/01/2014
          3,460,000        Massachusetts Water Pollution                   3,723,479
                           Abatement Trust, New Bedford
                           Program, Series A,
                           5.125%, 02/01/2016
          3,500,000        Ohio State Water Development                    3,831,870
                           Authority, Pollution Control
                           Revenue,
                           5.25%, 06/01/2017
          6,850,000        Ohio State Water Development                    7,499,517
                           Authority, Pollution Control
                           Revenue,
                           5.25%, 12/01/2017
          3,460,000        Michigan Municipal Bond                         3,793,440
                           Authority, Revenue, Drinking
                           Water Revolving Fund,
                           5.25%, 10/01/2018
          1,160,000        Tampa, Florida, Water & Sewer                   1,287,832
                           Revenue, Refunding, Series A,
                           5.25%, 10/01/2018
          4,500,000        Michigan Municipal Bond                         4,962,240
                           Authority, Revenue, Clean
                           Water State Revolving Fund,
                           5.25%, 10/01/2019
          4,325,000        Michigan Municipal Bond                         4,774,714
                           Authority, Revenue, Clean
                           Water State Revolving Fund,
                           5.375%, 10/01/2021
                                                                    ----------------
Total Water/Sewer Revenue
(Cost $71,146,299)                                                        73,087,980
                                                                    ----------------
Miscellaneous Revenue: 0.77%
          6,850,000        Massachusetts State, Federal                    7,109,204
                           Highway Grant Anticipation
                           Notes, Series A,
                           5.00%, 06/15/2006
          1,540,000        Broward County, Florida,                        1,615,291
                           Resource Recovery Revenue,
                           Refunding, Wheelabrator South,
                           Series A,
                           5.00%, 12/01/2006
          2,105,000        Massachusetts State, Federal                    2,268,285
                           Highway Grant Anticipation
                           Notes, Series A,
                           5.75%, 06/15/2007
          1,700,000        Mashantucket Western Pequot                     1,844,857
                           Tribe, Connecticut, Special
                           Revenue, Sub 144A, Series B,
                           5.55%, 09/01/2008
                           (Note E)
          3,510,000        Broad Street Community                          3,673,074
                           Development Authority,
                           Virginia, Revenue,
                           7.125%, 06/01/2015

   $      4,735,000        Port Authority Columbiana                $      4,737,699
                           County, Ohio, Solid Waste
                           Facilities Revenue, Liberty
                           Waste, Series A,
                           7.00%, 08/01/2021
            900,000        Louisiana Local Government                        951,408
                           Environmental Facilities &
                           Community Development
                           Authority, Revenue, Air Cargo,
                           6.65%, 01/01/2025
                                                                    ----------------
Total Miscellaneous Revenue
(Cost $21,783,202)                                                        22,199,818
                                                                    ----------------
Industrial Development/Pollution Control
Revenue: 2.66%
          1,100,000        Richland County, South                          1,137,609
                           Carolina, Environmental
                           Improvement Revenue,
                           International Paper Co.
                           Projects, Series A,
                           4.25%, 10/01/2007
          3,000,000        Russell County, Virginia,                       3,000,990
                           Industrial Development
                           Authority, Pollution Control
                           Revenue, Appalachian Power Co.
                           Project, Series I,
                           2.70%, 11/01/2007
                           (Note B)
          6,100,000        Springfield Airport Authority,                  6,407,318
                           Illinois, Garrett Aviation
                           Services Project,
                           4.40%, 02/01/2008
          3,600,000        Chesapeake, Virginia,                           3,719,628
                           Industrial Development
                           Authority, Revenue, Pollution
                           Control Project,
                           5.25%, 02/01/2008
                           (Note B)
          7,220,000        Gulf Coast Waste Disposal                       7,242,093
                           Authority, Texas, Waste
                           Management, Series D,
                           3.20%, 04/01/2012
                           (Note B)
          3,950,000        Morehouse Parish, Louisiana,                    4,370,873
                           Pollution Control Revenue,
                           Refunding, International Paper
                           Co. Project, Series A,
                           5.70%, 04/01/2014
          4,440,000        Dickinson County Economic                       4,809,319
                           Development Corp., Michigan,
                           Environmental Improvement
                           Revenue, International Paper
                           Co. Project, Series A,
                           5.75%, 06/01/2016
          2,500,000        Pennsylvania Economic                           2,502,550
                           Development Financing
                           Authority, Solid Waste
                           Disposal Revenue, Waste
                           Management Incorporated
                           Project, Series A, AMT,
                           3.25%, 11/01/2021
                           (Note B)

   $      5,305,000        Oklahoma Development Finance             $      5,311,366
                           Authority, Revenue, Solid
                           Waste Disposal, Series A,
                           3.30%, 12/01/2021
                           (Note B)
          9,100,000        Pope County, Arkansas,                          9,219,210
                           Revenue, Refunding Entergy
                           Arkansas, Inc. Project,
                           5.05%, 09/01/2028
                           (Note B)
          6,200,000        Maricopa County, Arizona,                       6,192,870
                           Pollution Control Revenue,
                           Arizona Public Service
                           Company, Series E,
                           1.875%, 05/01/2029
                           (Note B)
          2,745,000        Maricopa County, Arizona,                       2,741,843
                           Pollution Control Revenue,
                           Arizona Public Service
                           Company, Series F,
                           1.875%, 05/01/2029
                           (Note B)
         12,925,000        Beaver County Industrial                       12,964,938
                           Development
                           Authority,Pennsylvania,
                           Pollution Control Revenue,
                           Refunding, Cleveland Electric
                           Project,
                           3.75%, 10/01/2030
                           (Note B)
          1,060,000        Clark County, Nevada,                           1,045,754
                           Pollution Cotrol Revenue,
                           Southern California, Series C,
                           3.25%, 06/01/2031
                           (Note B)
          1,895,000        Cobb County, Georgia                            1,887,628
                           Development Authority, Solid
                           Waste Disposal Revenue,
                           Georgia Waste Management
                           Project, Series A,
                           3.10%, 04/01/2033
                           (Note B)
          4,500,000        California Pollution Control                    4,499,550
                           Financing Authority, Solid
                           Waste Disposal Revenue,
                           Republic Services, Inc.
                           Project,
                           2.85%, 12/01/2033
                           (Note B)
                                                                    ----------------
Total Industrial Development/Pollution Control Revenue
(Cost $75,533,456)                                                        77,053,539
                                                                    ----------------
Total Revenue
(Cost $440,172,855)                                                      451,709,973
                                                                    ----------------
ASSET-BACKED SECURITIES: 0.84%
Housing: 0.84%
          1,385,000        Rhode Island Housing &                          1,398,379
                           Mortgage Finance Corp.,
                           Homeownership Opportunity
                           Note, Series 41C,
                           3.375%, 11/01/2005

   $      3,020,000        Chicago Housing Authority,               $      3,181,177
                           Illinois, Capital Program
                           Revenue,
                           5.00%, 07/01/2007
          2,200,000        Minneapolis, Minnesota,                         2,207,854
                           Multifamily Revenue, Sumner
                           Field Phase II LP Project,
                           AIG, AMT,
                           2.60%, 08/20/2008
          2,186,000        Maine Housing Authority                         2,186,000
                           General Housing, Revenue, Draw
                           Down, Series A,
                           2.69%, 01/01/2010
                           (Note B)
            390,000        West Virginia State, Housing                      390,507
                           Development Fund, Series D,
                           AMT,
                           3.25%, 11/01/2015
          2,110,000        Maricopa County Industrial                      2,130,994
                           Development Authority,
                           Arizona, Multifamily Housing
                           Revenue, Steeplechase
                           Apartments Project, Series B,
                           AMT,
                           6.25%, 12/01/2020
            935,000        Sedgwick & Shawnee Counties,                      978,113
                           Kansas, Single-Family Revenue,
                           GNMA Mortgage-Backed
                           Securities Program, Series
                           A-1, AMT,
                           6.50%, 12/01/2022
                           (Note B)
            785,000        Jefferson Parish, Louisiana,                      792,073
                           Home Mortgage Revenue, FNMA &
                           GNMA Mortgage-Backed
                           Securities, Series C-1, AMT,
                           5.40%, 12/01/2024
          2,225,000        Muni Mae Trust, Certificate                     2,274,795
                           Class A-5, FHLMC,
                           4.80%, 07/14/2026
          1,130,000        District of Columbia Housing                    1,131,074
                           Finance Agency, Single-Family
                           FNMA & GNMA Mortgage Revenue,
                           Series A, AMT,
                           6.25%, 12/01/2028
            390,000        Oklahoma Housing Finance                          391,490
                           Agency, Single-Family
                           Redevelopment, Mortgage
                           Homeownership Loan, Series
                           B-2, AMT,
                           6.55%, 03/01/2029
            725,000        Missouri State Housing                            741,719
                           Development Commission, FNMA &
                           GNMA Mortgage Revenue,
                           Single-Family, Series B-2,
                           AMT,
                           6.40%, 09/01/2029
            265,000        Chicago, Illinois, Single                         275,513
                           Family Mortgage Revenue Series
                           A, FNMA, GNMA,
                           6.35%, 10/01/2030

   $      2,885,000        Multifamily Housing Revenue              $      2,886,241
                           Bond, Passthrough
                           Certificates, Kansas,
                           Beneficial Ownership, Series
                           2000-6,
                           5.95%, 11/01/2033
                           (Note B)
          3,425,000        Multifamily Housing Revenue                     3,426,438
                           Bond, Passthrough
                           Certificates, Washington,
                           Beneficial Ownership, Series
                           2000-7,
                           6.00%, 11/01/2033
                           (Note B)
                                                                    ----------------
Total Housing
(Cost $24,357,902)                                                        24,392,367
                                                                    ----------------
Total Asset-Backed Securities
(Cost $24,357,902)                                                        24,392,367
                                                                    ----------------

INVESTMENT SUMMARY
Total Investments (Cost
$2,916,100,805)                            103.69%                  $  3,001,164,373
(Note F, below)
Cash and Other Assets, Less
Liabilities                                 (3.69)                      (106,784,343)
                                                                    ----------------
Net Assets                                    100%                  $  2,894,380,030
                                                                    ----------------

INTEREST RATE SWAPS
--------------------------------------------------------------------------------------------------------------------
Notional                                             Rate                                                Unrealized
Amount                 Description                 Received          Rate Paid      Termination Date     Gain/(Loss)
--------------------------------------------------------------------------------------------------------------------
$ 129,000,000      Goldman Sachs Interest          Variable*         85.10 of          02/03/2006        $ (112,976)
                   Rate Swap                                      1 Month LIBOR+
  129,000,000      Merrill Lynch Interest          85.10 of          Variable*         02/03/2006           544,375
                   Rate Swap                    1 Month LIBOR+
   20,000,000      JP Morgan  Interest              2.144%           Variable*         09/01/2006           (79,776)
                   Rate Swap
   10,770,000      JP Morgan  Interest              2.173%           Variable*         09/01/2006           (37,122)
                   Rate Swap
   16,500,000      Merrill Lynch Interest           2.176%           Variable*         09/01/2006           (74,122)
                   Rate Swap
   16,500,000      Goldman Sachs Interest          Variable*          3.261%           08/01/2011            38,399
                   Rate Swap
   10,770,000      JP Morgan  Interest             Variable*          3.365%           02/01/2012           (78,074)
                   Rate Swap
   20,000,000      JP Morgan  Interest             Variable*          3.502%           07/01/2013          (332,173)
                   Rate Swap                                                                             ----------
Total Interest Rate Swaps                                                                                $ (131,469)
                                                                                                         ----------

* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.

+ Interest based on LIBOR (London Interbank Offered Rate).

--------------------------------------------------------------------------------

      (A) Represents entire or partial position segregated as collateral for interest rate swap.
      (B)   Variable rate coupon, rate shown as of December 31, 2004.
      (C)   When issued security.
      (D) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
      (E) Securities is exempt from registration under Rule 144A of Securities Act of 1993. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyer. At December 31, 2004, the aggregate market value of these securities amounted to $26,863,084 or 0.9% of net assets.
      (F) At December 31, 2004, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $88,470,585 and gross unrealized depreciation of investments was $3,407,017, resulting in net unrealized appreciation of $85,063,568.

      Explanation of abbreviations:

      ACA-American Capital Access
      AIG-American International Group
      AMBAC-American Municipal Bond Assurance Corporation
      AMT-Subject to Alternative Minimum Tax
      CPI-Consumer Price Index
      CSOB-Cowlitz Sewer Operation Board
      FGIC-Financial Guaranty Insurance Company
      FHA-Federal Housing Authority
      FHLMC-Federal Home Loan Mortgage Corporation
      FNMA-Federal National Mortgage Association
      FSA-Financial Security Assurance, Inc.
      GNMA-Government National Mortgage Association
      MBIA-Municipal Bond Investors Assurance Corporation
      MTA - Metropolitan Transportation Authority
      PSF Guaranteed-(Texas) Permanent Schools Funds
      Q-SBLF-Qualified School Bond Loan Fund
      SCSDE - The South Carolina State Department of Education
      XLCA - XL Capital Assurance, Inc.

Sanford C. Bernstein Fund, Inc.
Schedule of Investments
California Municipal Portfolio
December 31, 2004 (Unaudited)

Principal Amount                 Description                        Market Value

TAX EXEMPT VARIABLE-RATE DEMAND NOTES/SHORT-TERM NOTES: 3.51%
   $       4,725,000             New Jersey, Tax Anticipation       $      4,747,397
                                 Notes, Series A,
                                 3.00%, 06/24/2005
          14,960,000             San Diego County & School                15,063,523
                                 District, Tax & Revenue
                                 Anticipation Notes, Series A,
                                 3.25%, 07/25/2005
          12,225,000             California State Department of           12,225,000
                                 Water Resources, Power Supply
                                 Revenue, Series B-1,
                                 2.20%, 05/01/2022
             300,000             California State, Series A-2,               300,000
                                 2.13%, 05/01/2033
           2,300,000             Los Angeles, Department of                2,300,000
                                 Water & Power, California
                                 Revenue, Subseries B-3,
                                 2.16%, 07/01/2034
                                                                    ----------------
Total Tax Exempt Variable-Rate Demand Notes/Short-Term Notes:
(Cost $34,682,108)                                                        34,635,920
                                                                    ----------------

PREREFUNDED/ESCROWED: 1.16%
           1,000,000             California State Public Works             1,056,250
                                 Board, Lease Revenue,
                                 Department Of Corrections,
                                 Series A, AMBAC,
                                 5.75%, 01/01/2012,
                                 Prerefunded 01/01/2006 @ 102
           1,520,000             Corona, California                        1,622,873
                                 Certificates of Participation,
                                 8.00%, 03/01/2015,
                                 Prerefunded 03/01/2006 @ 100
           1,120,000             University of California                  1,191,154
                                 Revenue, Hospital Medical
                                 Center, AMBAC,
                                 5.75%, 07/01/2024,
                                 Prerefunded 07/01/2006 @ 101
             920,000             Northern California Power                 1,046,896
                                 Agency, Public Power Revenue,
                                 Series A, AMBAC,
                                 5.80%, 07/01/2009,
                                 Escrowed to Maturity
           1,295,000             Los Angeles Unified School                1,482,063
                                 District, California, Series
                                 D, FGIC,
                                 5.625%, 07/01/2015,
                                 Prerefunded 07/01/2010 @ 100

   $       1,000,000             Kern High School District,         $      1,242,210
                                 California,
                                 7.10%, 08/01/2011,
                                 Escrowed to Maturity
             330,000             San Jose, Redevelopment Agency              399,769
                                 California, Tax Allocation,
                                 Merged Area Redevelopment,
                                 MBIA,
                                 6.00%, 08/01/2015,
                                 Escrowed to Maturity
           1,000,000             Pittsburg Redevelopment                   1,495,820
                                 Agency, California Residential
                                 Mortgage Revenue,
                                 9.60%, 06/01/2016,
                                 Escrowed to Maturity
           1,615,000             Metropolitan Water District of            1,886,594
                                 Southern California,
                                 Waterworks Revenue, Series A,
                                 5.75%, 07/01/2021,
                                 Escrowed to Maturity
                                                                    ----------------

Total Prerefunded/Escrowed
(Cost $10,346,647)                                                        11,423,629
                                                                    ----------------

INSURED:                 55.96%
          11,530,000             San Joaquin Hills                        11,523,774
                                 Transportation Corridor
                                 Agency, California, Toll Road
                                 Revenue, Capital Appreciation
                                 Refunding Series A, MBIA,
                                 0.00%, 01/15/2005
           3,300,000             Industry Urban Development                3,332,472
                                 Agency, California, MBIA,
                                 5.00%, 05/01/2005
           3,220,000             East Bay Delta Housing &                  3,246,694
                                 Finance Agency, California,
                                 Lease Revenue, MBIA,
                                 4.25%, 06/01/2005
           1,900,000             Association of Bay Area                   1,925,650
                                 Governments, California, Bay
                                 Area Rapid Transit, Series A,
                                 AMBAC,
                                 5.00%, 06/15/2005
                                 (Note A)
           1,690,000             Los Angeles, California                   1,759,628
                                 Certificates of Participation,
                                 Equipment Acquisition Program,
                                 Series AX, MBIA,
                                 5.50%, 04/01/2006

   $       8,080,000             Industry Urban Development         $      8,380,495
                                 Agency, California, MBIA,
                                 5.00%, 05/01/2006
           1,535,000             Long Beach, California, Harbor            1,533,143
                                 Revenue, Series A, FGIC,
                                 2.50%, 05/15/2006
           3,015,000             Puerto Rico Electric Power                3,202,503
                                 Authority, Power Revenue,
                                 Refunding, Series Y, MBIA,
                                 6.50%, 07/01/2006
           1,000,000             Virgin Islands Public Finance             1,044,750
                                 Authority Revenue, Federal
                                 Highway Reimbursement Loan
                                 Note, FSA,
                                 5.00%, 09/01/2006
           2,030,000             Los Angeles, California,                  2,127,440
                                 Certificates of Participation,
                                 Equipment & Real Estate
                                 Property Program, Series AU,
                                 MBIA,
                                 5.00%, 10/01/2006
           1,940,000             Southern California Public                2,042,413
                                 Power Authority, Power Project
                                 Revenue, Refunding, San Juan,
                                 Unit 3, Series A, FSA,
                                 5.00%, 01/01/2007
             810,000             San Jose, California, Airport               840,780
                                 Revenue, FGIC,
                                 5.875%, 03/01/2007
           7,320,000             Industry Urban Development                7,771,058
                                 Agency, California, MBIA,
                                 5.00%, 05/01/2007
           1,130,000             Long Beach, California, Harbor            1,137,424
                                 Revenue, Series A, FGIC,
                                 3.00%, 05/15/2007
          13,075,000             Association of Bay Area                  13,938,212
                                 Governments, California, Bay
                                 Area Rapid Transit, Series A,
                                 AMBAC,
                                 5.00%, 06/15/2007
           3,960,000             San Francisco City & County,              4,291,729
                                 California, Refunding, Series
                                 1, FGIC,
                                 5.75%, 06/15/2007
           8,590,000             Los Angeles Convention &                  8,858,437
                                 Exhibition Center Authority,
                                 California Lease Revenue
                                 Series A, AMBAC,
                                 3.50%, 08/15/2007
           8,800,000             Southern California Public                9,493,088
                                 Power Authority, Power Project
                                 Revenue, Refunding, San Juan,
                                 Unit 3, Series A, FSA,
                                 5.00%, 01/01/2008

   $       3,050,000             San Jose, California, Airport      $      3,254,991
                                 Revenue, Refunding, Series B,
                                 FSA, AMT,
                                 5.00%, 03/01/2008
           2,360,000             San Diego County Regional                 2,579,102
                                 Transportation Authority,
                                 California, Sales Tax Revenue,
                                 Series A, FGIC,
                                 5.25%, 04/01/2008
           3,885,000             Long Beach, California, Harbor            4,010,524
                                 Revenue, MBIA, AMT,
                                 6.00%, 05/15/2008
           6,940,000             Los Angeles Unified School                7,550,165
                                 District, California, Series
                                 A, MBIA,
                                 5.00%, 07/01/2008
           2,500,000             Puerto Rico Public Building               2,761,800
                                 Authority, Revenue Guaranteed,
                                 Series L, FSA,
                                 5.60%, 07/01/2008
           1,000,000             Riverside, California, Sewer              1,154,320
                                 Revenue, FGIC,
                                 7.00%, 08/01/2008
           1,510,000             Castaic Lake Water Agency,                1,755,858
                                 California, Certificates of
                                 Participation, Water System
                                 Improvement Project, Series A,
                                 MBIA,
                                 7.25%, 08/01/2008
           9,300,000             Los Angeles, California                  10,173,363
                                 Certificates of Participation,
                                 Equipment & Real Estate
                                 Property Program, Series AU,
                                 MBIA,
                                 5.00%, 10/01/2008
           9,000,000             Los Angeles County Public                 9,816,750
                                 Works Financing Authority,
                                 California, AMBAC,
                                 5.50%, 10/01/2008
           4,510,000             University of California                  4,974,936
                                 Revenue, Series A, AMBAC,
                                 5.00%, 05/15/2009
           1,000,000             Redding Joint Powers Financing            1,153,680
                                 Authority, California,
                                 Electric System Revenue,
                                 Series A, MBIA,
                                 6.25%, 06/01/2009
           4,960,000             Northern California Power                 5,619,382
                                 Agency, Geothermal Project
                                 No.3, Series A, AMBAC,
                                 5.80%, 07/01/2009

   $       1,100,000             South Orange County Public         $      1,348,985
                                 Finance Authority, California,
                                 Special Tax Revenue, Foothill
                                 Area, Series C, FGIC,
                                 8.00%, 08/15/2009
           5,130,000             California State, Refunding,              5,722,925
                                 FSA,
                                 5.25%, 02/01/2010
             600,000             Los Angeles Department of                   633,864
                                 Airports, California, Airport
                                 Revenue, FGIC, AMT,
                                 5.80%, 05/15/2010
           5,845,000             Los Angeles, California                   6,504,374
                                 Wastewater System Revenue,
                                 Refunding Subordinated Series
                                 B, MBIA,
                                 5.00%, 06/01/2010
          11,335,000             California Economic Recovery             12,540,931
                                 Bonds, Series A, MBIA,
                                 5.00%, 07/01/2010
           2,170,000             Los Angeles County                        2,406,660
                                 Metropolitan Transportation
                                 Authority, California, Sales
                                 Tax Revenue, Refunding,
                                 Proposition C, Second Senior,
                                 Series A, MBIA,
                                 5.00%, 07/01/2010
           2,000,000             Puerto Rico Commonwealth,                 2,227,240
                                 FGIC,
                                 5.25%, 07/01/2010
           2,500,000             Puerto Rico Highway &                     2,815,475
                                 Transportation Authority,
                                 Transportation Revenue, Series
                                 A, AMBAC,
                                 5.50%, 07/01/2010
          11,210,000             California Economic Recovery             12,544,102
                                 Bonds, Series A, FGIC,
                                 5.25%, 01/01/2011
           1,635,000             Pomona Public Financing                   1,814,294
                                 Authority, California,
                                 Revenue, Merged Redevelopment
                                 Project, Series AH, AMBAC,
                                 5.00%, 02/01/2011
           1,000,000             Kern High School District,                1,182,060
                                 California, Series A, MBIA,
                                 6.30%, 02/01/2011
           2,200,000             Los Angeles Unified School                2,449,458
                                 District, California, Series
                                 A, MBIA,
                                 5.00%, 07/01/2011
           9,400,000             California Department of                 10,456,842
                                 Transportation, Revenue,
                                 Federal Highway Grant
                                 Anticipation Bonds, Series A,
                                 FGIC,
                                 5.00%, 02/01/2012

   $       2,145,000             San Francisco City & County,       $      2,263,597
                                 Airport Commission, California
                                 International Airport Revenue,
                                 Second Series 10A, MBIA, AMT,
                                 5.45%, 05/01/2012
           2,630,000             University of California,                 2,936,369
                                 Revenue, Series B, AMBAC,
                                 5.00%, 05/15/2012
           5,930,000             M S R Public Power Agency,                6,375,046
                                 California, San Juan Project,
                                 Refunding, Series G, MBIA,
                                 5.30%, 07/01/2012
           1,075,000             Rancho Water District                     1,223,210
                                 Financing Authority,
                                 California Revenue, Series A,
                                 FSA,
                                 5.50%, 08/01/2012
           6,750,000             California Department of                  7,486,560
                                 Transportation, Revenue,
                                 Federal Highway Grant
                                 Anticipation Bonds, Series A,
                                 FGIC,
                                 5.00%, 02/01/2013
           2,625,000             Northern Mariana Islands,                 2,845,973
                                 Commonwealth of, Series A,
                                 ACA,
                                 6.00%, 06/01/2014
           1,195,000             Culver City Redevelopment                 1,380,321
                                 Finance Authority, California,
                                 Tax Allocation, AMBAC,
                                 5.50%, 11/01/2014
           1,000,000             Santa Clara Redevelopment                 1,025,220
                                 Agency, California, Tax
                                 Allocation, Bayshore North
                                 Project, MBIA,
                                 5.00%, 06/01/2015
           8,785,000             Los Angeles Unified School               10,152,649
                                 District, California, Election
                                 of 1997, Series E, MBIA,
                                 5.50%, 07/01/2015
             670,000             San Jose Redevelopment Agency,              801,856
                                 California Tax Allocation,
                                 Merged Area Redevelopment
                                 Project, Unrefunded Balance
                                 MBIA,
                                 6.00%, 08/01/2015
           2,380,000             Antioch Public Finance                    2,663,791
                                 Authority, California, Lease
                                 Revenue, Municipal Facilities
                                 Project, Series B, MBIA,
                                 5.50%, 01/01/2016

   $       1,430,000             San Mateo County                   $      1,654,696
                                 Transportation District,
                                 California, Series A, MBIA,
                                 5.50%, 06/01/2016
           5,225,000             California State Public Works             5,883,036
                                 Board, Lease Revenue,
                                 Department of Health Services,
                                 Series A, MBIA,
                                 5.75%, 11/01/2016
           2,685,000             Northern California Power                 2,850,906
                                 Agency, Public Power Revenue,
                                 Hydroelectric Project No. 1,
                                 Series A, MBIA,
                                 5.00%, 07/01/2017
           1,000,000             California Special Districts              1,163,200
                                 Association Finance Corp.,
                                 Certificates of Participation,
                                 Series Z, FSA,
                                 5.50%, 08/01/2017
           1,460,000             Santa Fe Springs Community                1,616,833
                                 Development Commission,
                                 California Refunding, Series
                                 A, MBIA,
                                 5.375%, 09/01/2017
           3,130,000             Long Beach Bond Finance                   3,322,777
                                 Authority, California, Lease
                                 Revenue, Civic Center Project,
                                 Series A, MBIA,
                                 5.00%, 10/01/2017
           7,495,000             San Bernardino County,                    8,363,970
                                 California, Certificates of
                                 Participation, West Valley
                                 Detention Center, Refunding,
                                 Series A, MBIA,
                                 5.25%, 11/01/2017
           1,210,000             Culver City Redevelopment                 1,360,972
                                 Agency, California, Tax
                                 Allocation Redevelopment
                                 Project A, MBIA,
                                 5.50%, 11/01/2017
           6,390,000             Santa Clara County Financing              6,794,934
                                 Authority, California, Lease
                                 Revenue, Series A, AMBAC,
                                 5.00%, 11/15/2017
           5,930,000             Sacramento City Financing                 6,703,094
                                 Authority, California, Revenue
                                 Capital Improvement, Series A,
                                 AMBAC,
                                 5.50%, 12/01/2017

   $       2,420,000             San Francisco City & County,       $      2,530,691
                                 Airport Commission, California
                                 International Airport Revenue,
                                 Second Series 15A, FSA, AMT,
                                 5.00%, 05/01/2018
           2,000,000             Los Angeles Department of                 2,195,500
                                 Water & Power, California
                                 Power System, Series A, FSA,
                                 5.25%, 07/01/2018
           5,000,000             Los Angeles Department of                 5,524,700
                                 Water & Power, California
                                 Power System, Series A, MBIA,
                                 5.375%, 07/01/2018
           2,000,000             Los Altos School District,                2,146,780
                                 California, Series B, MBIA,
                                 5.00%, 08/01/2018
           2,075,000             Anaheim Public Financing                  2,214,108
                                 Authority, California,
                                 Electric System Revenue,
                                 Distribution Facilities, MBIA,
                                 5.00%, 10/01/2018
           1,500,000             Imperial Irrigation District,             1,590,015
                                 California, Electric System
                                 Revenue, MBIA,
                                 5.00%, 11/01/2018
           1,000,000             Culver City Redevelopment                 1,126,590
                                 Agency, California, Tax
                                 Allocation Redevelopment
                                 Project A, MBIA,
                                 5.50%, 11/01/2018
           5,000,000             California Department of Water            5,536,250
                                 Resources, Water System,
                                 Series Y, FGIC,
                                 5.25%, 12/01/2018
           1,440,000             Sacramento City Financing                 1,603,973
                                 Authority, California,
                                 Revenue, City Hall &
                                 Redevelopment Projects, Series
                                 A, FSA,
                                 5.375%, 12/01/2018
           3,830,000             Los Angeles, California,                  4,178,377
                                 Sanitation Equipment Charge
                                 Revenue, Series A, FSA,
                                 5.25%, 02/01/2019
           5,035,000             Anaheim Union High School                 5,597,913
                                 District, California, Series
                                 A, FSA,
                                 5.375%, 08/01/2019
           1,000,000             Antelope Valley Union High                1,119,390
                                 School District, California,
                                 Series A, MBIA,
                                 5.375%, 08/01/2019

   $       1,185,000             Tahoe-Truckee Unified School       $      1,381,248
                                 District No.1, California,
                                 MBIA,
                                 5.50%, 08/01/2019
           1,000,000             Long Beach Bond Finance                   1,095,850
                                 Authority, California, Lease
                                 Revenue, Public Safety
                                 Facilities Projects, AMBAC,
                                 5.25%, 11/01/2019
           2,815,000             Los Angeles County,                       3,206,229
                                 California, Certificates of
                                 Participation, Antelope Valley
                                 Courthouse, Series A, AMBAC,
                                 5.75%, 11/01/2019
           2,630,000             California State Public Works             2,904,335
                                 Board, Lease Revenue,
                                 Department of Corrections,
                                 State Prison, Series A, AMBAC,
                                 5.00%, 12/01/2019
           5,000,000             California Department of Water            5,509,750
                                 Resources, Water System,
                                 Series Y, FGIC,
                                 5.25%, 12/01/2019
           4,525,000             Los Angeles, California,                  4,921,164
                                 Sanitation Equipment Charge
                                 Revenue, Series A, FSA,
                                 5.25%, 02/01/2020
           1,000,000             University of California                  1,084,410
                                 Revenue, Series A, AMBAC,
                                 5.125%, 05/15/2020
           2,050,000             Pasadena Unified School                   2,286,529
                                 District, California, Series
                                 B, FGIC,
                                 5.00%, 07/01/2020
           1,440,000             Los Angeles Unified School                1,581,523
                                 District, California, Series
                                 A, FSA,
                                 5.25%, 07/01/2020
           6,295,000             Los Angeles Department of                 6,925,004
                                 Water & Power, California
                                 Power System, Series A, MBIA,
                                 5.375%, 07/01/2020
           3,475,000             Ventura County Community                  3,735,173
                                 College District, California,
                                 Series A, MBIA,
                                 5.00%, 08/01/2020
           1,900,000             Gilroy Unified School                     2,088,233
                                 District, California, FGIC,
                                 5.25%, 08/01/2020
           1,000,000             San Ramon Valley Unified                  1,104,430
                                 School District, California,
                                 Election 2002, FSA,
                                 5.25%, 08/01/2020

   $       6,340,000             University of California,          $      6,684,769
                                 Multi-Purpose Projects,
                                 Revenue, Series E, MBIA,
                                 5.125%, 09/01/2020
           1,000,000             Fontana Public Financing                  1,093,530
                                 Authority, California, Tax
                                 Allocation Revenue, North
                                 Fontana Redevelopment Project,
                                 Series A, FSA,
                                 5.25%, 09/01/2020
           1,000,000             San Mateo County Community                1,108,620
                                 College District, California,
                                 2001 Election, Series A, FGIC,
                                 5.375%, 09/01/2020
           2,075,000             Walnut Public Financing                   2,303,603
                                 Authority, California, Tax
                                 Allocation Revenue, AMBAC,
                                 5.375%, 09/01/2020
           2,210,000             Salinas Union High School                 2,432,459
                                 District, California, Series
                                 A, FGIC,
                                 5.25%, 10/01/2020
           9,750,000             Los Angeles Unified School               10,395,352
                                 District, California, Election
                                 of 1997, Series F, FGIC,
                                 5.00%, 07/01/2021
           2,700,000             Los Angeles Unified School                2,895,993
                                 District, California,
                                 Refunding, Series A-1, FGIC,
                                 5.00%, 07/01/2021
           1,100,000             Mammoth Unified School                      503,635
                                 District, California, Capital
                                 Appreciation, MBIA,
                                 0.00%, 08/01/2021
           1,860,000             San Ramon Valley Unified                  1,995,947
                                 School District, California,
                                 Election 2002, FSA,
                                 5.00%, 08/01/2021
           2,200,000             San Diego Unified Port                    2,352,834
                                 District, California, Revenue,
                                 Series B, MBIA,
                                 5.00%, 09/01/2021
           2,420,000             Salinas Union High School                 2,652,320
                                 District, California, Series
                                 A, FGIC,
                                 5.25%, 10/01/2021
           1,800,000             San Francisco City & County,              1,904,238
                                 Public Utilities Commission,
                                 California Waterworks Revenue
                                 Series A, FSA,
                                 5.00%, 11/01/2021

   $       1,050,000             Long Beach Bond Finance            $      1,141,760
                                 Authority, California, Lease
                                 Revenue, Public Safety
                                 Facilities Projects, AMBAC,
                                 5.25%, 11/01/2021
          26,950,000             California State Department of           28,975,562
                                 Water Resources, Water Systems
                                 Revenue, Central Valley
                                 Project, Series AC, MBIA,
                                 5.00%, 12/01/2021
           4,340,000             Sacramento County Sanitation              4,666,194
                                 District Financing Authority,
                                 California, Revenue,
                                 Sacramento Regional County
                                 Sanitation, Series A, AMBAC,
                                 5.00%, 12/01/2021
           1,100,000             Sacramento County Sanitation              1,287,913
                                 District Financing Authority,
                                 California, Revenue, FSA,
                                 5.50%, 12/01/2021
           4,000,000             Los Angeles Unified School                4,267,640
                                 District, California,
                                 Refunding, Series A-1, FGIC,
                                 5.00%, 07/01/2022
           4,835,000             Los Angeles Unified School                5,130,032
                                 District, California, Series
                                 A, FSA,
                                 5.00%, 07/01/2022
           1,000,000             Mammoth Unified School                      432,290
                                 District, California, Capital
                                 Appreciation, MBIA,
                                 0.00%, 08/01/2022
           3,050,000             California State University               3,231,048
                                 Headquarters Building
                                 Authority, Lease Revenue,
                                 Series B, MBIA,
                                 5.25%, 09/01/2022
           1,715,000             Long Beach Bond Finance                   1,856,470
                                 Authority, California, Lease
                                 Revenue, Public Safety
                                 Facilities Projects, AMBAC,
                                 5.25%, 11/01/2022
           2,725,000             California Department of Water            2,913,734
                                 Resources, Water Systems
                                 Revenue, Central Valley
                                 Project, Series AC, MBIA,
                                 5.00%, 12/01/2022
           1,560,000             California Department of Water            1,690,291
                                 Resources, Water Revenue,
                                 Series W, FSA,
                                 5.25%, 12/01/2022

   $       1,315,000             San Diego Community College        $      1,387,220
                                 District, California, Election
                                 of 2002, Series A, FSA,
                                 5.00%, 05/01/2023
           4,175,000             California Pollution Control              4,222,052
                                 Financing Authority, Pollution
                                 Control Revenue, Refunding,
                                 Pacific Gas & Electric, Series
                                 C, FGIC, AMT,
                                 3.50%, 12/01/2023
           3,450,000             San Francisco City & County,              3,589,173
                                 Airport Commission, California
                                 International Airport Revenue,
                                 Second Series 16B, FSA,
                                 5.00%, 05/01/2024
           2,320,000             Azusa Unified School District,            2,426,047
                                 California, FSA,
                                 5.00%, 07/01/2024
           1,140,000             California State, MBIA,                   1,184,859
                                 5.00%, 08/01/2024
           1,230,000             Gateway Unified School                    1,292,951
                                 District, California, MBIA,
                                 5.00%, 08/01/2024
           1,425,000             San Ramon Valley Unified                  1,504,843
                                 School District, California,
                                 Election 2002, FSA,
                                 5.00%, 08/01/2024
           1,515,000             California State University               1,590,614
                                 Revenue, Systemwide, Series A,
                                 FGIC,
                                 5.00%, 11/01/2024
           2,000,000             San Diego Unified School                  2,244,560
                                 District, California, Capital
                                 Appreciation, Election of 1998
                                 Series D, FGIC,
                                 5.25%, 07/01/2025
           9,995,000             Los Angeles Community College            10,356,819
                                 District, California, Series
                                 A, MBIA,
                                 5.00%, 06/01/2026
          30,000,000             Puerto Rico Highway &                    32,730,000
                                 Transportation Authority,
                                 Highway Revenue, Refunding,
                                 Series AA, FSA,
                                 5.00%, 07/01/2026
                                 (Note B)
             245,000             California Housing Finance                  245,387
                                 Agency, Home Mortgage Revenue,
                                 Series I, MBIA, AMT,
                                 4.95%, 08/01/2028
           3,120,000             California Housing Finance                  955,188
                                 Agency, Home Mortgage Revenue,
                                 Series B, MBIA, AMT,
                                 0.00%, 08/01/2029

   $       2,850,000             Fullerton Redevelopment            $      2,987,570
                                 Agency, California
                                 Certificates of Participation,
                                 Southern California Optometry,
                                 RADIAN,
                                 5.00%, 04/01/2034
          26,000,000             New Jersey State Turnpike                26,095,420
                                 Authority, Revenue, Series A,
                                 AMBAC,
                                 3.15%, 01/01/2035
           5,000,000             Santa Clara Valley                        5,152,800
                                 Transportation Authority,
                                 California, Sales Tax Revenue,
                                 Measure A, AMBAC,
                                 4.00%, 04/01/2036
                                 (Note B)
           2,245,000             San Jose Financing Authority,             2,333,071
                                 California Lease Revenue,
                                 Civic Center Project, Series
                                 C, AMBAC,
                                 5.00%, 06/01/2039
                                 (Note B)
           4,620,000             San Jose Financing Authority,             4,801,243
                                 California Lease Revenue,
                                 Civic Center Project, Series
                                 D, AMBAC,
                                 5.00%, 06/01/2039
                                                                    ----------------
Total Insured
(Cost $533,789,788)                                                      552,974,997
                                                                    ----------------
TAX SUPPORTED: 20.07%
State General Obligations: 5.81%
           3,055,000             California State,                         3,135,011
                                 6.20%, 09/01/2005
             785,000             California State,                           819,367
                                 4.00%, 02/01/2008
           1,200,000             California State,                         1,290,072
                                 5.00%, 03/01/2008
           2,400,000             California State,                         2,593,848
                                 5.00%, 06/01/2008
           2,985,000             California State,                         3,126,608
                                 4.00%, 02/01/2009
           5,400,000             California State,                         5,857,596
                                 5.00%, 02/01/2009
           1,675,000             California State,                         1,825,733
                                 5.00%, 02/01/2010
           2,420,000             California State,                         2,751,927
                                 5.75%, 10/01/2010
           2,205,000             California State,                         2,420,715
                                 5.00%, 02/01/2012

   $       4,230,000             Puerto Rico Commonwealth,          $      4,528,553
                                 Refunding, Public Improvement,
                                 Series C,
                                 5.00%, 07/01/2018
                                 (Note B)
           1,870,000             California State,                         2,021,545
                                 5.25%, 09/01/2018
          12,240,000             California State,                        12,943,555
                                 5.00%, 02/01/2020
           2,045,000             California State,                         2,196,678
                                 5.25%, 09/01/2020
          10,060,000             California State,                        10,868,422
                                 5.25%, 10/01/2020
           1,000,000             California State,                         1,031,390
                                 5.00%, 10/01/2023
                                                                    ----------------
Total State General Obligations
(Cost $56,035,991)                                                        57,411,020
                                                                    ----------------
Local General Obligations: 2.93%
           5,000,000             New York City, New York,                  5,431,950
                                 Series G,
                                 5.00%, 08/01/2010
           1,990,000             New York City, New York,                  2,161,916
                                 Series H,
                                 5.00%, 08/01/2010
          15,305,000             New York City, New York,                 16,670,206
                                 Series G,
                                 5.00%, 08/01/2011
           1,700,000             New York City, New York,                  1,851,640
                                 Series H,
                                 5.00%, 08/01/2011
           1,145,000             Los Gatos-Saratoga Joint Union            1,302,483
                                 High School District,
                                 California, Election of 1998,
                                 Series B,
                                 5.75%, 12/01/2019
           1,325,000             Los Gatos-Saratoga Joint Union            1,506,472
                                 High School District,
                                 California, Election of 1998,
                                 Series B,
                                 5.75%, 12/01/2020
                                                                    ----------------
Total Local General Obligations
(Cost $28,807,646)                                                        28,924,667
                                                                    ----------------
Tax Lease: 0.58%
             700,000             Gilroy Unified School                       719,243
                                 District, California,
                                 Certificates of Participation,
                                 5.85%, 07/01/2008
           2,590,000             Taft Public Financing                     2,791,709
                                 Authority, California, Lease
                                 Revenue, Community
                                 Correctional Facility Project
                                 A,
                                 5.95%, 01/01/2011

   $       2,000,000             Sacramento Finance Authority,      $      2,250,520
                                 California, Lease Revenue,
                                 Series B,
                                 5.40%, 11/01/2020
                                                                    ----------------
Total Tax Lease
(Cost $5,109,038)                                                          5,761,472
                                                                    ----------------
Special Tax: 10.75%
             200,000             Chula Vista Community                       200,164
                                 Facilities District, Special
                                 Tax, No. 06-1 California
                                 Eastlake Woods Area, Series A,
                                 2.90%, 09/01/2005
             630,000             Vacaville, California,                      632,255
                                 Improvement Bond Act 1915,
                                 Refunding & Improvement
                                 Consolidated Reassessment,
                                 Series A,
                                 3.95%, 09/02/2005
             515,000             Contra Costa County,                        521,623
                                 California, Improvement Bond
                                 Act 1915,
                                 5.45%, 09/02/2005
           1,760,000             South Tahoe Joint Powers                  1,753,347
                                 Financing Authority,
                                 California Bond Anticipation
                                 Notes, Redevelopment Project
                                 1-B,
                                 3.50%, 10/01/2005
             200,000             Etiwanda School District,                   200,996
                                 Community Facilities District
                                 No. 3, California, Refunding,
                                 3.90%, 08/01/2006
           4,270,000             Santa Clara County Financing              4,449,639
                                 Authority, California, Special
                                 Obligation Measure B,
                                 Transportation Improvement
                                 Program,
                                 5.00%, 08/01/2006
             500,000             Chula Vista Community                       499,825
                                 Facilities District, Special
                                 Tax, No. 06-1 California
                                 Eastlake Woods Area Series A,
                                 3.60%, 09/01/2006
           1,075,000             Riverside, California                     1,065,540
                                 Improvement Bond Act of 1915,
                                 Canyon Springs Assessment,
                                 2.40%, 09/02/2006

   $         645,000             Vacaville, California,             $        649,592
                                 Improvement Bond Act 1915,
                                 Refunding & Improvement
                                 Consolidated Reassessment,
                                 Series A,
                                 4.25%, 09/02/2006
             275,000             Salinas Public Financing                    279,414
                                 Authority, California, Revenue
                                 Refunding Assessment
                                 Districts, Refinancing
                                 Subordinated, Series B,
                                 4.75%, 09/02/2006
           1,665,000             North Las Vegas Special                   1,682,649
                                 Improvement District No. 60,
                                 Nevada Aliante,
                                 3.90%, 12/01/2006
           1,000,000             Los Angeles Community                     1,010,330
                                 Redevelopment Agency,
                                 California Tax Allocation
                                 Subordinated Lien Bunker,
                                 Series L,
                                 3.50%, 03/01/2007
           1,810,000             Henderson Local Improvement               1,817,385
                                 Districts No. T-14, Nevada,
                                 3.75%, 03/01/2007
             350,000             Etiwanda School District,                   354,330
                                 Community Facilities District
                                 No. 3, California, Refunding,
                                 4.25%, 08/01/2007
             895,000             Fishhawk Community Development              907,960
                                 District No. 2, Florida,
                                 Special Assessment Revenue,
                                 Series B,
                                 5.00%, 11/01/2007
           1,180,000             Reunion East Community                    1,197,216
                                 Development District, Florida,
                                 Special Assessment,
                                 5.20%, 11/01/2007
           1,000,000             Vizcaya Community Development             1,017,690
                                 District, Florida, Special
                                 Assessment, Series B,
                                 5.40%, 11/01/2007
           1,225,000             Los Angeles Community                     1,235,547
                                 Redevelopment Agency,
                                 California Tax Allocation
                                 Subordinated Lien Bunker,
                                 Series L,
                                 3.50%, 03/01/2008
           2,095,000             Village Community Development             2,127,640
                                 District No. 5, Florida,
                                 Special Assessment Revenue,
                                 Series B,
                                 5.00%, 05/01/2008

   $         655,000             Villasol Community Development     $        667,963
                                 District, Florida, Special
                                 Assessment Revenue, Series B,
                                 5.375%, 05/01/2008
           2,840,000             California Economic Recovery              3,079,753
                                 Bonds, Series A,
                                 5.00%, 07/01/2008
             480,000             Etiwanda School District                    487,901
                                 Community Facilities District
                                 No. 3, California, Refunding,
                                 4.50%, 08/01/2008
             565,000             Chula Vista Community                       567,825
                                 Facilities District, Special
                                 Tax, No. 06-1 California
                                 Eastlake Woods Area, Series A,
                                 4.25%, 09/01/2008
             375,000             Salinas Public Financing                    382,928
                                 Authority, California,
                                 Revenue, Refunding Assessment
                                 Districts, Refinancing
                                 Subordinated, Series B,
                                 4.75%, 09/02/2008
           1,940,000             Seven Oaks Community                      1,979,673
                                 Development District No. 2,
                                 Florida, Special Assessment
                                 Revenue, Series B,
                                 5.30%, 11/01/2008
           1,000,000             California Economic Recovery              1,088,790
                                 Bonds, Series A,
                                 5.00%, 01/01/2009
           1,335,000             Los Angeles Community                     1,340,607
                                 Redevelopment Agency,
                                 California Tax Allocation
                                 Subordinated Lien Bunker,
                                 Series L,
                                 3.50%, 03/01/2009
           1,000,000             Middle Village Community                  1,009,240
                                 Development District, Florida,
                                 Special Assessment, Series B,
                                 5.00%, 05/01/2009
           1,620,000             Las Vegas Special Improvement             1,647,427
                                 District No. 607, Nevada,
                                 Local Improvement Bonds,
                                 4.80%, 06/01/2009
           2,585,000             California Economic Recovery              2,834,995
                                 Bonds, Series A,
                                 5.00%, 07/01/2009
             495,000             Etiwanda School District                    502,296
                                 Community Facilities District
                                 No. 3, California, Refunding,
                                 4.70%, 08/01/2009

   $         680,000             Chula Vista Community              $        685,630
                                 Facilities District, Special
                                 Tax, No. 06-1 California
                                 Eastlake Woods Area, Series A,
                                 4.60%, 09/01/2009
             295,000             Salinas Public Financing                    302,115
                                 Authority, California, Revenue
                                 Refunding Assessment
                                 Districts, Refinancing
                                 Subordinated, Series B,
                                 5.00%, 09/02/2009
           2,625,000             Upland Community Redevelopment            2,603,265
                                 Agency, California, Tax
                                 Allocation, Magnolia
                                 Redevelopment Project,
                                 3.90%, 11/01/2009
           2,300,000             Meadow Pointe III Community               2,321,643
                                 Development District, Florida,
                                 Capital Improvement Revenue,
                                 Series 2004-1,
                                 4.80%, 11/01/2009
          28,070,000             California Economic Recovery             31,127,104
                                 Bonds, Series A,
                                 5.25%, 01/01/2010
           1,150,000             Gateway Services Community                1,177,991
                                 Development District, Florida,
                                 Special Assessment, Sun City
                                 Center, Fort Myers Project,
                                 Series B,
                                 5.50%, 05/01/2010
             470,000             Etiwanda School District,                   477,844
                                 Community Facilities District
                                 No. 3, California, Refunding,
                                 4.80%, 08/01/2010
           1,000,000             Sterling Hill Community                   1,017,350
                                 Development District, Florida,
                                 Capital Improvement Revenue,
                                 Series B,
                                 5.50%, 11/01/2010
          16,550,000             California Economic Recovery             18,464,007
                                 Bonds, Series A,
                                 5.25%, 01/01/2011
           1,000,000             Concorde Estates Community                1,002,810
                                 Development District, Florida,
                                 Capital Improvement Revenue,
                                 Series B,
                                 5.00%, 05/01/2011
           2,000,000             Clark County Special                      2,038,280
                                 Improvement District No. 142,
                                 Nevada,
                                 5.30%, 08/01/2011
             310,000             Salinas Public Financing                    319,483
                                 Authority, California, Revenue
                                 Refunding, Assessment
                                 Districts, Refinancing
                                 Subordinated, Series B,
                                 5.25%, 09/02/2011

   $       1,550,000             Venetian Community Development     $      1,624,694
                                 District, Florida, Capital
                                 Improvement Revenue, Series B,
                                 5.95%, 05/01/2012
           1,600,000             Fiddlers Creek Community                  1,636,240
                                 Development District No. 2,
                                 Florida, Special Assessment
                                 Revenue, Series B,
                                 5.75%, 05/01/2013
             790,000             Lincoln Community Facilities                791,849
                                 District Number 2003-1,
                                 California Special Tax,
                                 5.35%, 09/01/2016
           1,250,000             Celebrate Community                       1,279,063
                                 Development Authority,
                                 Virginia, Special Assessment
                                 Revenue, North Virginia
                                 Project, Series B,
                                 6.25%, 03/01/2018
             860,000             Beacon Tradeport Community                  905,021
                                 Development District, Florida,
                                 Industrial Project, Series B,
                                 7.125%, 05/01/2022
           1,235,000             Lincoln Community Facilities              1,245,584
                                 District Number 2003-1,
                                 California Special Tax,
                                 5.90%, 09/01/2024
                                                                    ----------------
Total Special Tax
(Cost $104,520,511)                                                      106,212,513
                                                                    ----------------
Total Tax Supported
(Cost $194,473,186)                                                      198,309,672
                                                                    ----------------
REVENUE: 18.47%
Airport Revenue: 0.06%
             500,000             Denver City & County,                       606,235
                                 Colorado, Airport Revenue,
                                 Series D, AMT,
                                 7.75%, 11/15/2013
                                                                    ----------------
Total Airport Revenue
(Cost $490,614)                                                              606,235
                                                                    ----------------
Electric Revenue: 8.27%
          17,400,000             Los Angeles Department of                18,316,458
                                 Water & Power, California
                                 Revenue, Power Systems, Series
                                 A, Subseries A-1,
                                 4.50%, 07/01/2007

   $      19,000,000             California Department of Water     $     21,049,340
                                 Resources, Power Supply
                                 Revenue, Series A,
                                 5.50%, 05/01/2009
          13,525,000             Los Angeles Department of                14,867,762
                                 Water & Power, California
                                 Revenue, Power Systems, Series
                                 A, Subseries A-1,
                                 5.00%, 07/01/2009
          21,205,000             California Department of Water           23,711,855
                                 Resources, Power Supply
                                 Revenue, Series A,
                                 5.25%, 05/01/2010
           3,580,000             North Carolina Eastern                    3,827,378
                                 Municipal Power Agency, Power
                                 Systems Revenue, Refunding,
                                 Series C,
                                 5.30%, 01/01/2015
                                                                    ----------------
Total Electric Revenue
(Cost $80,043,430)                                                        81,772,793
                                                                    ----------------
Health Care Revenue: 1.44%
           2,400,000             Miami Beach, Health Facilities            2,568,768
                                 Authority Florida Hospital
                                 Revenue, Refunding, Mount
                                 Sinai Medical Center,
                                 6.75%, 11/15/2024
           3,085,000             California Statewide                      3,103,510
                                 Communities Development
                                 Authority, Revenue, Kaiser
                                 Permanente, Series C,
                                 3.70%, 11/01/2029
                                 (Note B)
           3,455,000             California Statewide                      3,530,181
                                 Communities Development
                                 Authority Revenue, Kaiser
                                 Permanente, Series C,
                                 3.85%, 08/01/2031
                                 (Note B)
           5,095,000             California Statewide                      5,057,297
                                 Communities Development
                                 Authority Revenue, Kaiser
                                 Permanente, Series F,
                                 2.30%, 04/01/2033
                                 (Note B)
                                                                    ----------------
Total Health Care Revenue
(Cost $13,983,177)                                                        14,259,756
                                                                    ----------------
Higher Education Revenue: 0.37%
           1,280,000             University of California,                 1,328,998
                                 Revenue, Series A,
                                 5.00%, 05/15/2006

   $       2,105,000             California Educational             $      2,331,498
                                 Facilities Authority Revenue,
                                 University of The Pacific,
                                 5.50%, 11/01/2018
                                                                    ----------------

Total Higher Education Revenue
(Cost $3,504,208)                                                          3,660,496
                                                                    ----------------
Tobacco Revenue: 0.01%
              60,000             Children's Trust Fund, Puerto                65,959
                                 Rico, Tobacco Settlement
                                 Revenue,
                                 5.75%, 07/01/2020
                                                                    ----------------
Total Tobacco Revenue
(Cost $59,820)                                                                65,959
                                                                    ----------------
Water/Sewer Revenue: 2.19%
           8,150,000             Metropolitan Water District of            9,038,839
                                 Southern California,
                                 Waterworks Revenue, Series B,
                                 5.00%, 07/01/2010
           2,460,000             San Francisco City & County               2,605,878
                                 Public Utilities Commission,
                                 California, Waterworks
                                 Revenue, Series A,
                                 5.00%, 11/01/2012
           2,285,000             California Department of Water            2,370,505
                                 Resources, Water System
                                 Revenue, Series O,
                                 5.00%, 12/01/2015
           5,000,000             Sacramento County Sanitation              5,193,600
                                 District Financing Authority,
                                 California, Revenue, Series A,
                                 5.60%, 12/01/2016
           2,045,000             Metropolitan Water District of            2,457,476
                                 Southern California,
                                 Waterworks Revenue, Series A,
                                 5.75%, 07/01/2021
                                                                    ----------------
Total Water/Sewer Revenue
(Cost $20,837,003)                                                        21,666,298
                                                                    ----------------
Miscellaneous Revenue: 2.53%
           6,485,000             Los Angeles, Harbor Department            6,881,623
                                 California Revenue, Series B,
                                 AMT,
                                 5.75%, 08/01/2009
           8,975,000             Los Angeles County Public                 9,943,762
                                 Works Financing Authority,
                                 California, Refunding Flood
                                 Control District, Series A,
                                 5.00%, 03/01/2010
           1,190,000             Broad Street Community                    1,245,287
                                 Development Authority,
                                 Virginia, Revenue,
                                 7.125%, 06/01/2015

   $       2,865,000             Columbiana County Port             $      2,866,633
                                 Authority, Ohio, Solid Waste
                                 Facilities Revenue, Liberty
                                 Waste Transportation LLC
                                 Project, Series A, AMT,
                                 7.00%, 08/01/2021
           4,000,000             CSUCI Financing Authority                 4,025,840
                                 Revenue, California, For Sale
                                 Housing Construction, Series
                                 A,
                                 2.50%, 08/01/2034
                                                                    ----------------
Total Miscellaneous Revenue
(Cost $24,339,039)                                                        24,963,145
                                                                    ----------------
Industrial Development/Pollution Control
Revenue: 3.60%
           5,165,000             California Pollution Control              5,121,717
                                 Financing Authority, Pollution
                                 Control Revenue, Southern
                                 California Edison, Series B,
                                 2.00%, 03/01/2008
                                 (Note B)
           2,945,000             California Pollution Control              2,920,321
                                 Financing Authority, Pollution
                                 Control Revenue, Southern
                                 California Edison, Series C,
                                 2.00%, 03/01/2008
                                 (Note B)
           3,280,000             Louisa Industrial Development             3,469,518
                                 Authority, Virginia, Pollution
                                 Control Revenue, Virginia
                                 Electric & Power Co.,
                                 5.25%, 12/01/2008
                                 (Note B)
           3,000,000             California Statewide                      2,975,490
                                 Communities Development
                                 Authority, Solid Waste
                                 Revenue,
                                 2.90%, 04/01/2011
                                 (Note B)
             415,000             Michigan State Strategic Fund,              411,946
                                 Solid Waste Disposal Revenue,
                                 Limited Obligation Waste
                                 Management,
                                 3.00%, 12/01/2013
                                 (Note B)
           2,500,000             Putnam County, West Virginia,             2,499,050
                                 Pollution Control Revenue,
                                 Appalachian Power Co., Project
                                 Series E,
                                 2.80%, 05/01/2019
                                 (Note B)

   $       2,500,000             California Pollution Control       $      2,488,875
                                 Financing Authority, Solid
                                 Waste Disposal Revenue, Waste
                                 Management, Series A,
                                 3.125%, 01/01/2022
                                 (Note B)
           3,050,000             Pope County, Arkansas, Revenue            3,089,955
                                 Refunding, Entergy Arkansas,
                                 Inc. Project, 5.05%,
                                 09/01/2028 (Note B)
           4,400,000             Maricopa County, Arizona,                 4,394,940
                                 Pollution Control Revenue,
                                 Arizona Public Service Co.,
                                 Series F,
                                 1.875%, 05/01/2029
                                 (Note B)
           3,415,000             Beaver County Industrial                  3,425,552
                                 Development Authority,
                                 Pennsylvania Pollution Control
                                 Revenue, Cleveland Electric
                                 Project,
                                 3.75%, 10/01/2030
                                 (Note B)
           4,750,000             California Pollution Control              4,749,525
                                 Financing Authority, Solid
                                 Waste Disposal Revenue,
                                 Republic Services Inc.,
                                 Project,
                                 2.85%, 12/01/2033
                                 (Note B)
                                                                    ----------------
Total Industrial Development/Pollution Control Revenue
(Cost $35,431,165)                                                        35,546,889
                                                                    ----------------
Total Revenue
(Cost $178,688,456)                                                      182,541,571
                                                                    ----------------
ASSET-BACKED SECURITIES: 2.50%
Housing: 2.50%
           3,325,000             Munimae Trust, Series 2001-1,             3,373,379
                                 Class A,
                                 4.35%, 10/26/2016
           3,875,000             Munimae Trust, Series 2001-2,             3,931,381
                                 Class A,
                                 4.35%, 10/26/2016
             600,000             California Rural Home Mortgage              632,802
                                 Finance Authority,
                                 Single-Family Mortgage
                                 Revenue, Mortgage-Backed
                                 Securities Program, Series A,
                                 GNMA/FNMA,
                                 6.55%, 06/01/2030
                                 (Note B)

   $      7,575,000              CSUCI Financing Authority          $     7,552,654
                                 Revenue, California, Rental
                                 Housing,
                                 1.60%, 08/01/2031
                                 (Note B)
           9,270,000             California Statewide                      9,264,160
                                 Communities Development
                                 Authority, Fountains Seacliff
                                 Apartments,
                                 2.10%, 10/15/2035
                                 (Note B)
                                                                    ----------------
Total Housing
(Cost $24,677,717)                                                        24,754,376
                                                                    ----------------
Total Asset-Backed Securities
(Cost $24,677,717)                                                        24,754,376
                                                                    ----------------
INVESTMENT SUMMARY
Total Investments (Cost
$976,657,902)                                      101.67%          $  1,004,640,165
(Note C, below)
Cash and Other Assets, Less
Liabilities                                         (1.67)               (16,544,483)
                                                  --------          ----------------



Net Assets                                            100%          $    988,095,682
                                                  ========          ================


INTEREST RATE SWAPS

Notional                                          Rate                                                 Unrealized
Amount               Description                Received       Rate Paid        Termination Date      Gain/(Loss)
-----------------------------------------------------------------------------------------------------------------
 $ 43,700,000    Merrill Lynch Interest           85.10%        Variable*           02/03/2006         $ (38,272)
                 Rate Swap                   1 Month LIBOR+

   43,700,000    Merrill Lynch Interest           1.962%        Variable*           02/03/2006           184,412
                 Rate Swap

    9,400,000    JP Morgan Interest               2.173%        Variable*           09/01/2006           (32,400)
                 Rate Swap

    6,750,000    Merrill Lynch Interest           3.218%        Variable*           07/01/2009            87,697
                 Rate Swap

    9,400,000    JP Morgan Interest              Variable*       3.365%             02/01/2012           (68,429)
                 Rate Swap

    6,750,000    Merrill Lynch Interest          Variable*       3.755%             02/01/2013          (184,349)
                 Rate Swap
                                                                                                       ----------
Total Inteterest Rate Swaps                                                                            $ (51,341)
                                                                                                       ----------

* Variable interest based on the (Bond Market Association) Municipal Swap Index, which fluctuates weekly.
+ Interest based on LIBOR (London Interbank Offered Rate).

(A) Represents entire or partial position segregated as collateral for initial margin requirement on interest rate swaps.
(B)   Variable Rate coupon, rate shown as of December 31, 2004.
(C) At December 31, 2004, the cost basis of investment securities owned was substantially identical for both owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $29,330,899 and gross unrealized depreciation of investments was $1,348,636, resulting in net unrealized appreciation of $27,982,263.

      Explanation of abbreviations:

      ACA - American Capital Access
      AMBAC - American Municipal Bond Assurance Corporation
      AMT - Subject to Alternative Minimum Tax
      CSUCI - California State University Channel Islands
      FGIC - Financial Guaranty Insurance Company
      FNMA-Federal National Mortgage Association
      FSA - Financial Security Assurance, Inc.
      IBC - International Bancshares Corporation
      GNMA - Government National Mortgage Association
      MBIA - Municipal Bond Investors Assurance Corporation
      RADIAN - Radian Group Inc.

Sanford C. Bernstein Fund, Inc.
Schedule of Investments
New York Municipal Portfolio
December 31, 2004 (Unaudited)

Principal Amount       Description                                Market Value

TAX-EXEMPT VARIABLE-RATE DEMAND NOTES: 0.27%
   $   3,500,000       New York City Transitional                 $    3,500,000
                       Finance Authority, New York,
                       Recovery Series 3-Subseries
                       3F,
                       2.20%, 11/01/2022
                                                                  --------------
Total Tax-Exempt Variable-Rate Demand Notes
(Cost $3,500,000)                                                      3,500,000
                                                                  --------------

PREREFUNDED/ESCROWED: 11.81%
         440,000       New York City, New York,                          441,197
                       Series C,
                       5.60%, 02/01/2005
                       Escrowed to Maturity
       1,050,000       New York State Medical Care                     1,054,767
                       Facilities Finance Authority,
                       Hospital & Nursing Home
                       Insured Mortgage, FHA,
                       5.875%, 02/15/2005
                       Escrowed to Maturity
       1,000,000       New York State Thruway                          1,028,210
                       Authority, Highway & Bridge
                       Trust Fund, Series A, MBIA,
                       5.25%, 04/01/2009
                       Prerefunded 4/01/2005 @ 102 (Note A)
       1,175,000       New York City Municipal Water                   1,206,666
                       Finance Authority, New York,
                       Series A, MBIA,
                       5.75%, 06/15/2009
                       Prerefunded 6/15/2005 @ 101
       1,560,000       MTA, New York, Transit                          1,585,085
                       Facilities Revenue, Series M,
                       AMBAC,
                       5.20%, 07/01/2005
                       Escrowed to Maturity
       1,165,000       MTA, New York, Transit                          1,184,292
                       Facilities Service Contract,
                       5.30%, 07/01/2005
                       Escrowed to Maturity
       7,355,000       Municipal Assistance Corp.,                     7,501,732
                       New York, Series E,
                       6.00%, 07/01/2005
                       Economically Defeased to Maturity

   $   1,025,000       New York City Transitional                 $    1,040,590
                       Finance Authority, Unrefunded
                       Future Tax Secured Revenue,
                       Series A,
                       4.50%, 08/15/2005
                       Escrowed to Maturity
       1,025,000       New York City Transitional                      1,040,590
                       Finance Authority, Future Tax
                       Secured Revenue, Series A,
                       4.50%, 08/15/2005
                       Economically Defeased to Maturity
       5,355,000       New York City, New York,                        5,550,940
                       Series B,
                       6.30%, 08/15/2008
                       Prerefunded 08/15/2005 @ 101
       2,815,000       New York State Urban                            2,961,605
                       Development Corp., Revenue,
                       Correctional Facilities,
                       Series 6, AMBAC,
                       5.375%, 01/01/2025
                       Prerefunded 01/01/2006 @ 102
         725,000       Triborough Bridge & Tunnel                        751,550
                       Authority, New York, Toll
                       Revenue, Series Y,
                       5.80%, 01/01/2006
                       Escrowed to Maturity
       2,135,000       New York State Environmental                    2,262,203
                       Facilities Corp., Pollution
                       Control Revenue, Prerefunded,
                       State Water Revolving Fund,
                       Series A,
                       4.95%, 06/15/2010
                       Prerefunded 06/15/2006 @ 102
         790,000       New York State Environmental                      839,865
                       Facilities Corp., Pollution
                       Control Revenue, Prerefunded,
                       State Water Revolving Fund,
                       Series A,
                       5.20%, 12/15/2015
                       Prerefunded 06/15/2006 @ 102
       1,645,000       MTA, New York, Transit                          1,723,911
                       Facilities Service Contract,
                       5.40%, 07/01/2006
                       Escrowed to Maturity
       2,495,000       New York State Dormitory                        2,675,788
                       Authority, Revenue,
                       Prerefunded, City University,
                       5.75%, 07/01/2007
                       Prerefunded 07/01/2006 @ 102

   $   1,640,000       MTA, New York, Transportation             $     1,740,188
                       Facilities Revenue, Series K,
                       MBIA-IBC,
                       6.30%, 07/01/2006
                       Escrowed to Maturity
       1,000,000       MTA, New York, Commuter                         1,090,530
                       Facilities, Series A, MBIA,
                       6.00%, 07/01/2007
                       Escrowed to Maturity
       2,400,000       MTA, New York, Transit                          2,634,600
                       Facilities, Series K, MBIA,
                       6.30%, 07/01/2007
                       Escrowed to Maturity
           5,000       New York State Dormitory                            5,454
                       Authority, Mental Health
                       Series A,
                       5.70%, 02/15/2009
                       Prerefunded 02/15/2007 @ 102
       1,885,000       New York State Environmental                    2,052,652
                       Facilities Corp., Pollution
                       Control Revenue, State
                       Revolving Fund, New York City
                       Municipal Water Finance
                       Authority Series 97-D,
                       6.00%, 06/15/2007
                       Escrowed to Maturity
       1,250,000       MTA, New York, Transit                          1,346,600
                       Facilities Service Contract,
                       Series 7,
                       5.45%, 07/01/2007
                       Escrowed to Maturity
       2,220,000       New York State Power                            2,366,498
                       Authority, Revenue, Series W,
                       6.50%, 01/01/2008
                       Escrowed to Maturity
       1,535,000       New York State Thruway                          1,676,512
                       Authority, Highway & Bridge,
                       Service Contract Revenue
                       Series A2, MBIA,
                       5.25%, 04/01/2008
                       Escrowed to Maturity
         315,000       New York City Transitional                        345,174
                       Finance Authority,
                       Prerefunded, Future Tax
                       Secured, Series C,
                       5.00%, 05/01/2026
                       Prerefunded 05/01/2008 @ 101
          10,000       New York City Transitional                         10,958
                       Finance Authority, Future Tax
                       Secured, 2004, Series C,
                       5.00%, 05/01/2026
                       Prerefunded 05/01/2008 @ 101
       4,185,000       New York City Transitional                      4,619,194
                       Finance Authority, Future Tax
                       Secured, Series C,
                       5.25%, 05/01/2012
                       Prerefunded 05/01/2008 @ 101

   $   1,910,000       MTA, New York, Transit                     $    2,126,976
                       Facilities, Service Contract,
                       Series O, AMBAC,
                       5.75%, 07/01/2008
                       Escrowed to Maturity
           5,000       New York State Dormitory                            5,504
                       Authority, Mental Health
                       Revenue, Series D,
                       5.00%, 08/15/2017
                       Prerefunded 8/15/2008 @ 101
         185,000       New York State Environmental                      207,072
                       Facilities Corp., Clean Water
                       & Drinking Prerefunded
                       Revolving Funds, Series D,
                       5.15%, 10/15/2019
                       Prerefunded 10/15/2008 @ 102
       2,330,000       New York State Urban                            2,599,511
                       Development Corp.,
                       Correctional Facilities,
                       Series B, AMBAC,
                       5.25%, 01/01/2016
                       Prerefunded 01/01/2009 @ 101
       1,800,000       Onondaga County, New York,                      2,035,656
                       Economically Defeased,
                       5.70%, 04/01/2009
                       Escrowed to Maturity
       1,865,000       New York City Transitional                      2,092,194
                       Finance Authority, Future Tax
                       Secured, Series C,
                       5.25%, 05/01/2014
                       Prerefunded 05/01/2009 @ 101
       1,485,000       New York City Municipal Water                   1,700,295
                       Finance Authority, New York,
                       Series A,
                       6.00%, 06/15/2009
                       Escrowed to Maturity
       1,495,000       MTA, New York, Commuter                         1,720,132
                       Facilities, Series A, MBIA,
                       6.10%, 07/01/2009
                       Escrowed to Maturity
         440,000       New York State Environmental                      506,515
                       Facilities Corp., State
                       Revolving Funds, Prerefunded,
                       Series B,
                       5.875%, 07/15/2020
                       Prerefunded 07/15/2009 @ 101

   $   1,000,000       New York City Transitional                 $    1,178,120
                       Finance Authority, New York
                       Future Tax, Series B,
                       6.25%, 11/15/2017
                       Prerefunded 05/15/2010 @ 101
       2,740,000       New York City, New York,                        3,261,888
                       Series A, XLCA,
                       6.50%, 05/15/2017
                       Prerefunded 05/15/2010 @ 101
       3,000,000       New York State Thruway                          3,379,500
                       Authority Revenue, Local
                       Highway & Bridge Service
                       Contract,
                       5.25%, 04/01/2016
                       Prerefunded 04/01/2011 @ 100
       6,000,000       New York State Thruway                          6,759,000
                       Authority Revenue, Local
                       Highway & Bridge Service
                       Contract,
                       5.25%, 04/01/2018
                       Prerefunded 04/01/2011 @ 100
       1,830,000       Onondaga County, New York,                      2,108,014
                       5.70%, 04/01/2011
                       Escrowed to Maturity
       1,490,000       New York State Environmental                    1,727,506
                       Facilities Corp., Pollution
                       Control Revenue, State
                       Revolving Fund, New York City
                       Municipal Water Finance
                       Authority,
                       5.75%, 06/15/2011
                       Escrowed to Maturity
       4,770,000       New York State Environmental                    5,530,338
                       Facilities Corp., State Water
                       Revolving Fund, New York City
                       Municipal Water Refunding,
                       Series A,
                       5.75%, 06/15/2011
                       Escrowed to Maturity
       1,530,000       New York State Dormitory                        1,753,043
                       Authority, Lease Revenue,
                       State University, FGIC,
                       5.50%, 07/01/2017
                       Prerefunded 07/01/2011 @ 100
       1,000,000       New York State Dormitory                        1,145,780
                       Authority, Lease Revenue,
                       State University, FGIC,
                       5.50%, 07/01/2020
                       Prerefunded 07/01/2011 @ 100
       1,845,000       Nassau County, Interim Finance                  2,107,451
                       Authority, New York, Sales Tax
                       Secured, Series A1, AMBAC,
                       5.375%, 11/15/2015
                       Prerefunded 11/15/2011 @ 100

   $     710,000       Nassau County, Interim Finance            $       810,998
                       Authority, New York, Sales Tax
                       Secured, Series A1, AMBAC,
                       5.375%, 11/15/2016
                       Prerefunded 11/15/2011 @ 100
       1,000,000       MTA, New York Transit                           1,115,900
                       Facilities Revenue, Series
                       B-1, AMBAC,
                       5.00%, 07/01/2018
                       Prerefunded 01/01/2012 @ 100
      13,995,000       Triborough Bridge & Tunnel                     15,587,911
                       Authority, New York, Toll
                       Revenue, General Purpose
                       Senior Series,
                       5.50%, 01/01/2012
                       Escrowed to Maturity
       1,400,000       New York State Dormitory                        1,596,336
                       Authority, State University
                       Dormitory Facilities, Lease
                       Revenue,
                       5.375%, 07/01/2019
                       Prerefunded 07/01/2012 @ 100
       4,670,000       Niagara Falls Bridge                            5,640,940
                       Commission, New York,
                       6.30%, 10/01/2012
                       Escrowed to Maturity
       7,860,000       MTA, New York, Dedicated Tax                    9,014,398
                       Fund, Series A, FSA,
                       5.25%, 04/01/2015
                       Prerefunded 10/01/2014 @ 100
       1,000,000       New York State Dormitory                        1,080,080
                       Authority, North General
                       Hospital, Secured Hospital
                       Program, Series G, MBIA,
                       5.20%, 02/15/2016
                       Escrowed to Maturity
       9,370,000       Triborough Bridge & Tunnel                     10,833,781
                       Authority, New York, Toll
                       Revenue, Series Y,
                       5.50%, 01/01/2017
                       Escrowed to Maturity
       2,545,000       New York City Transitional                      2,916,977
                       Finance Authority, Future Tax
                       Secured, Series B,
                       5.50%, 02/01/2017
                       Escrowed to Maturity
       1,600,000       New York City, New York,                        1,640,592
                       Series B, AMBAC,
                       8.25%, 06/01/2017
                       Escrowed to Maturity
       1,060,000       MTA, New York, Transit                          1,165,777
                       Facilities, Series C-1,
                       5.25%, 07/01/2017
                       Escrowed to Maturity
       8,165,000       Triborough Bridge & Tunnel                      8,898,054
                       Authority, New York, Special
                       Obligation, Series A, MBIA,
                       5.125%, 01/01/2018
                       Escrowed to Maturity

   $   1,260,000       MTA, New York Commuter                     $    1,330,585
                       Facilities, Series B, AMBAC,
                       5.00%, 07/01/2020
                       Escrowed to Maturity
                                                                  --------------

Total Prerefunded/Escrowed
(Cost $143,829,028)                                                  154,314,175
                                                                  --------------

INSURED: 37.93%
       3,000,000       New York State Urban                            3,000,000
                       Development Corp.,
                       Correctional Facilities,
                       Series A, AMBAC,
                       5.30%, 01/01/2005
       1,000,000       Nassau County, New York,                        1,014,230
                       Series A, FGIC,
                       6.50%, 05/01/2005
       1,000,000       New York State Environmental                    1,015,840
                       Facilities Corp., Pollution
                       Control Revenue, Refunding,
                       State Water Revolving Fund,
                       Series E, MBIA,
                       5.50%, 06/15/2005
       2,815,000       Port Authority of New York &                    2,905,671
                       New Jersey, Special Obligation
                       Revenue, MBIA,
                       6.00%, 12/01/2005
       1,200,000       Suffolk County, New York,                       1,226,376
                       Public Improvement, Series A,
                       MBIA,
                       4.00%, 04/01/2006
       1,710,000       Suffolk County, New York,                       1,749,860
                       Public Improvement, Series A,
                       MBIA,
                       4.00%, 05/01/2006
       1,000,000       Attica Central School                           1,013,640
                       District, New York, Refunding,
                       FGIC,
                       3.125%, 06/15/2006
       1,350,000       Suffolk County, New York,                       1,395,981
                       Public Improvement, Series C,
                       MBIA,
                       4.50%, 07/15/2006
       2,320,000       New York State Project Finance                  2,324,686
                       Agency, HUD Section 236-Series
                       A, FSA,
                       4.95%, 11/01/2006

   $   3,550,000       Port Authority of New York &               $    3,757,888
                       New Jersey, Special Obligation
                       Revenue, MBIA,
                       6.00%, 12/01/2006
       2,025,000       New York State Urban                            2,131,495
                       Development Corp.,
                       Correctional Facilities,
                       Series A, AMBAC,
                       5.00%, 01/01/2007
       2,035,000       Suffolk County, New York,                       2,187,340
                       Southwest Sewer District,
                       MBIA,
                       6.00%, 02/01/2007
       1,965,000       Longwood Central School                         2,059,516
                       District, New York, FGIC,
                       4.50%, 03/15/2007
      13,420,000       Long Island Power Authority,                   14,202,789
                       New York, Electric System
                       Revenue, MBIA,
                       5.00%, 04/01/2007
                       (Note A)
       3,500,000       New York State Thruway                          3,708,110
                       Authority, Highway & Bridge
                       Trust Fund, Series B, AMBAC,
                       5.00%, 04/01/2007
      10,000,000       New York State Thruway                         10,703,100
                       Authority, Highway & Bridge
                       Trust Fund, Series C, FGIC,
                       5.50%, 04/01/2007
       4,260,000       New York State Local                            4,606,721
                       Government Assistance Corp.,
                       Refunding, Series A, AMBAC,
                       6.00%, 04/01/2007
       2,090,000       Central Square Central School                   2,161,645
                       District, New York, Refunding,
                       FGIC,
                       3.75%, 05/15/2007
       2,000,000       New York State Dormitory                        2,142,400
                       Authority, State University,
                       Series B, FGIC,
                       5.375%, 05/15/2007
       5,000,000       New York City, New York,                        5,592,450
                       Series M, AMBAC,
                       7.50%, 06/01/2007
       1,350,000       Jordan-Elbridge Central School                  1,405,876
                       District, New York, Refunding,
                       FGIC,
                       4.00%, 06/15/2007
       4,000,000       Westchester County Industrial                   4,100,440
                       Development Agency, New York,
                       Resource Recovery Revenue,
                       Series A, AMBAC,
                       5.60%, 07/01/2007

   $   2,305,000       Suffolk County, New York,                  $    2,459,896
                       Public Improvement, Series C,
                       MBIA,
                       5.00%, 07/15/2007
       3,765,000       MTA, New York, Transportation                   4,090,108
                       Revenue, Refunding, Series E,
                       MBIA,
                       5.50%, 11/15/2007
       1,560,000       New York City Transportation                    1,699,152
                       Authority, Certificates of
                       Participation, Series A,
                       AMBAC,
                       5.50%, 01/01/2008
       1,265,000       New York State Urban                            1,377,838
                       Development Corp.,
                       Correctional Facilities,
                       Series A, AMBAC,
                       5.50%, 01/01/2008
       1,345,000       Babylon, New York, Series A,                    1,607,490
                       AMBAC,
                       9.20%, 01/15/2008
         530,000       New York State Dormitory                          530,933
                       Authority, Sound Shore Medical
                       Center, Insured Mortgage, FHA,
                       MBIA,
                       4.35%, 02/01/2008
       1,000,000       New York State Dormitory                        1,078,390
                       Authority, Brookdale Hospital
                       Revenue, Refunding, Series J,
                       AMBAC,
                       5.125%, 02/15/2008
       2,060,000       Longwood Central School                         2,190,892
                       District, New York, FGIC,
                       4.50%, 03/15/2008
       2,750,000       New York State Thruway                          2,989,140
                       Authority, Highway & Bridge
                       Trust Fund, Series A, FSA,
                       5.25%, 04/01/2008
         500,000       New York State Thruway                            543,480
                       Authority, Local Highway &
                       Bridge Service Contract
                       Revenue, Series A-2, MBIA,
                       5.25%, 04/01/2008
      10,100,000       New York State Local                           11,219,484
                       Government Assistance Corp.,
                       Refunding Series A, AMBAC,
                       6.00%, 04/01/2008
       1,000,000       Suffolk County Waterworks                       1,086,400
                       Authority, New York, MBIA,
                       5.10%, 06/01/2008
       4,575,000       New York State, Series B,                       4,716,596
                       AMBAC,
                       5.625%, 08/15/2008

      11,570,000       Port Authority of New York &               $   12,472,576
                       New Jersey, Consolidated 126th
                       Series, FGIC,
                       5.25%, 11/15/2008
       2,090,000       Port Authority of New York &                    2,323,014
                       New Jersey, Special Obligation
                       Revenue, MBIA,
                       6.25%, 12/01/2008
       7,940,000       MTA, New York, Service                          8,648,169
                       Contract, Series B, FGIC,
                       5.00%, 01/01/2009
       1,900,000       New York State Dormitory                        2,063,438
                       Authority, Lease Revenue,
                       Municipal Health Facilities
                       Improvement Program, Series 1,
                       FSA,
                       5.00%, 01/15/2009
       2,690,000       New York State, Series A, FSA,                  2,832,086
                       4.00%, 03/15/2009
       1,290,000       New York State Dormitory                        1,410,615
                       Authority, State Personal
                       Income Tax Revenue, Series A,
                       FGIC,
                       5.00%, 03/15/2009
       9,280,000       New York State Thruway                         10,136,915
                       Authority, Highway & Bridge
                       Trust Fund, Series B, AMBAC,
                       5.00%, 04/01/2009
       5,100,000       Long Island Power Authority,                    5,604,492
                       New York, Electric System
                       Revenue, Series 8, Subseries
                       8A-RMK, AMBAC,
                       5.25%, 04/01/2009
                       (Note B)
       4,550,000       Long Island Power Authority,                    5,000,086
                       New York, Electric System
                       Revenue, Series 8, Subseries
                       8B-RMK, AMBAC,
                       5.25%, 04/01/2009
                       (Note B)
       2,385,000       Erie County Industrial                          2,604,229
                       Development Agency, New York,
                       School Facility Revenue,
                       School District of the City of
                       Buffalo, FSA,
                       5.00%, 05/01/2009
       1,980,000       Suffolk County, New York,                       2,163,685
                       Refunding Series B, FSA,
                       5.00%, 05/01/2009
       1,065,000       New York State Dormitory                        1,187,795
                       Authority, State University
                       Revenue, Educational
                       Facilities, Series A, MBIA,
                       5.50%, 05/15/2009
       4,055,000       New York State Dormitory                        4,522,541
                       Authority, State University
                       Revenue, Series A, FGIC,
                       5.50%, 05/15/2009

   $   1,005,000       New York State Dormitory                   $    1,100,767
                       Authority, Jewish Board of
                       Family & Children, AMBAC,
                       5.00%, 07/01/2009
       8,035,000       New York State Dormitory                        8,884,942
                       Authority, City University
                       System Revenue, Consolidated
                       4th General Series A, MBIA,
                       5.25%, 07/01/2009
       3,630,000       New York State Dormitory                        4,028,719
                       Authority, City University
                       Revenue, Series A, AMBAC,
                       5.75%, 07/01/2009
       2,000,000       New York State Dormitory                        2,219,680
                       Authority, City University
                       Revenue, Series A, FSA,
                       5.75%, 07/01/2009
       1,550,000       Babylon, New York, Waste                        1,958,921
                       Facilities, FGIC,
                       9.00%, 08/01/2009
       2,000,000       MTA, New York, Dedicated Tax                    2,200,520
                       Fund, Series A, FSA,
                       5.00%, 11/15/2009
       6,270,000       Port Authority of New York &                    6,893,426
                       New Jersey, Consolidated 126th
                       Series, FGIC,
                       5.50%, 11/15/2009
       1,100,000       Long Island Power Authority,                    1,232,000
                       New York, Electric System
                       Revenue, Series A, AMBAC,
                       5.50%, 12/01/2009
       1,090,000       Nassau County, New York,                        1,210,162
                       Series G, MBIA,
                       5.40%, 01/15/2010
       1,125,000       Hempstead Town, New York,                       1,202,738
                       Series A, MBIA,
                       4.50%, 02/01/2010
       1,285,000       New York City Transitional                      1,413,320
                       Finance Authority, New York,
                       Future Tax Secured, Series E,
                       MBIA-IBC,
                       5.00%, 02/01/2010
       9,375,000       New York City Health &                         10,271,062
                       Hospital Corp., Health System
                       Revenue, Refunding, Series A,
                       AMBAC,
                       5.00%, 02/15/2010

   $   3,150,000       New York State Dormitory                   $    3,509,257
                       Authority, State Personal
                       Income Tax Revenue, Series A,
                       FGIC,
                       5.25%, 03/15/2010
       3,190,000       Long Island Power Authority,                    3,501,886
                       New York, Electric System
                       Revenue, AMBAC,
                       5.00%, 04/01/2010
       1,000,000       New York State Thruway                          1,105,150
                       Authority, Local Highway &
                       Bridge Service Contract, MBIA,
                       5.10%, 04/01/2010
       2,220,000       Erie County Industrial                          2,440,246
                       Development Agency, New York,
                       School Facility Revenue,
                       School District of the City of
                       Buffalo, FSA,
                       5.00%, 05/01/2010
       1,000,000       New York State Dormitory                        1,103,180
                       Authority, New York University
                       Revenue Series A, MBIA,
                       5.00%, 07/01/2010
       6,680,000       MTA, New York, Service                          7,530,164
                       Contract, Series B, FGIC,
                       5.50%, 07/01/2010
       1,120,000       Nassau County, New York,                        1,259,518
                       Combined Sewer Districts,
                       Series A, AMBAC,
                       5.50%, 07/01/2010
      10,050,000       MTA, New York, Transportation                  11,111,179
                       Revenue, Refunding, Series E,
                       MBIA,
                       5.00%, 11/15/2010
      12,530,000       Port Authority of New York &                   13,938,247
                       New Jersey, Consolidated 126th
                       Series, FGIC,
                       5.50%, 11/15/2010
       7,950,000       Yonkers, New York, Refunding,                   8,772,745
                       Series A, MBIA,
                       5.00%, 12/01/2010
       5,000,000       MTA,  New York, Service                         5,583,450
                       Contract, Series B, FGIC,
                       5.25%, 01/01/2011
       2,310,000       New York State Urban                            2,572,878
                       Development Corp.,
                       Correctional Refunding Series
                       A, XLCA,
                       5.25%, 01/01/2011
       3,870,000       New York State Thruway                          4,281,343
                       Authority, State Personal
                       Income Tax Revenue, Series A,
                       FSA,
                       5.00%, 03/15/2011
       4,375,000       New York State Dormitory                        4,962,431
                       Authority, State Personal
                       Income Tax, Education, Series
                       A, MBIA,
                       5.50%, 03/15/2011
       9,130,000       New York State Local                           10,079,520
                       Government Assistance Corp.,
                       Refunding, Subordinated Lien,
                       Series A-1, FSA,
                       5.00%, 04/01/2011

   $   3,000,000       New York State Thruway                     $    3,312,000
                       Authority, Highway & Bridge
                       Trust Fund, Series B, FSA,
                       5.00%, 04/01/2011
       4,085,000       Long Island Power Authority,                    4,424,872
                       New York, Electric System
                       Revenue, MBIA,
                       5.125%, 04/01/2011
       3,575,000       New York State Thruway                          3,997,065
                       Authority, Second General
                       Highway And Bridge Trust Fund,
                       Series B, AMBAC,
                       5.25%, 04/01/2011
       4,625,000       New York State Thruway                          5,171,027
                       Authority, Highway & Bridge
                       Trust Fund, Refunding, Series
                       C, MBIA-IBC,
                       5.25%, 04/01/2011
       6,025,000       New York City Municipal Water                   6,670,398
                       Finance Authority, New York,
                       Water & Sewer System Revenue,
                       Series D, FSA,
                       5.00%, 06/15/2011
       1,580,000       New York State Dormitory                        1,750,324
                       Authority, New York University
                       Revenue, Series B, MBIA-IBC,
                       5.00%, 07/01/2011
       1,085,000       New York State Dormitory                        1,186,795
                       Authority, New York, Medical
                       College, MBIA,
                       5.25%, 07/01/2011
       1,000,000       Nassau County, New York,                        1,162,890
                       Series A, AMBAC,
                       6.00%, 07/01/2011
       1,030,000       New York City,  New York,                       1,177,980
                       Series F, MBIA-IBC,
                       5.75%, 08/01/2011
       1,000,000       New York State Dormitory                        1,127,250
                       Authority, Mental Health
                       Services Facilities, Series D,
                       FSA,
                       5.75%, 08/15/2011

   $   2,785,000       New York City, New York,                   $    2,832,540
                       Educational Construction Fund,
                       MBIA,
                       5.50%, 10/01/2011
       1,865,000       MTA, New York, Dedicated Tax                    2,070,262
                       Fund, Series A, MBIA,
                       5.00%, 11/15/2011
       1,000,000       New York State Dormitory                        1,123,980
                       Authority, Mental Health
                       Services Facilities, Series D,
                       FSA,
                       5.75%, 02/15/2012
       1,540,000       New York State Dormitory                        1,784,105
                       Authority, New York
                       University, Series A, MBIA,
                       5.75%, 07/01/2012
       1,000,000       Nassau County, New York,                        1,169,180
                       Series A, FGIC,
                       6.00%, 07/01/2012
       1,100,000       Albany County, New York, FGIC,                  1,221,187
                       5.00%, 10/01/2012
       1,880,000       New York State Dormitory                        2,017,503
                       Authority, Municipal Health
                       Facilities, Series 1, FSA,
                       5.125%, 01/15/2013
       1,110,000       New York State Dormitory                        1,209,190
                       Authority, Mental Health,
                       Series D, MBIA,
                       5.25%, 02/15/2013
       2,305,000       New York State Dormitory                        2,618,042
                       Authority, Mental Health
                       Services Facilities, Series D,
                       FSA,
                       5.875%, 02/15/2013
       4,500,000       Suffolk County, New York,                       5,077,935
                       Refunding, Series B, FSA,
                       5.25%, 05/01/2013
       8,290,000       New York City Industrial                        8,733,266
                       Development Agency, New York,
                       Civic Facility Revenue, Magen
                       David Yeshivah Project, ACA,
                       4.99%, 06/15/2013
       1,000,000       New York City Municipal Water                   1,172,320
                       Finance Authority, New York,
                       Series A, AMBAC,
                       5.875%, 06/15/2013
       1,135,000       New York State Dormitory                        1,280,711
                       Authority, City University
                       System, Series 1, FSA,
                       5.75%, 07/01/2013
       1,000,000       Nassau County, New York,                        1,177,410
                       Series A, FGIC,
                       6.00%, 07/01/2013

   $   1,140,000       New York State Dormitory                   $    1,219,652
                       Authority, Brookdale Hospital,
                       Secured Hospital Program,
                       MBIA,
                       5.20%, 02/15/2014
       1,000,000       New York State Urban                            1,072,900
                       Development Corp., Community
                       Enhancement Facilities, AMBAC,
                       5.125%, 04/01/2014
       3,930,000       New York State Dormitory                        4,187,690
                       Authority, Secured Hospital
                       Program, Series E, MBIA,
                       5.20%, 02/15/2015
       1,355,000       New York State Local                            1,454,254
                       Government Assistance Corp.,
                       Series A, FGIC,
                       5.00%, 04/01/2015
       1,355,000       Port Authority of New York &                    1,427,073
                       New Jersey, Consolidated 117th
                       Series, FGIC, AMT,
                       5.125%, 11/15/2015
         765,000       Nassau County Interim Finance                     848,339
                       Authority, New York, Sales Tax
                       Secured, Series A1, AMBAC,
                       5.375%, 11/15/2015
       2,220,000       Long Island Power Authority,                    2,398,488
                       New York, Electric System
                       Revenue, Series A, FSA,
                       5.00%, 12/01/2015
       5,820,000       New York State Dormitory                        6,167,920
                       Authority, Revenue, Wyckoff
                       Heights, Series H, MBIA,
                       5.20%, 02/15/2016
       5,905,000       New York State Dormitory                        6,772,563
                       Authority, State University
                       Educational Facilities, Series
                       1989, MBIA,
                       6.00%, 05/15/2016
       2,240,000       New York City, New York,                        2,403,610
                       Series B, FSA,
                       5.25%, 08/01/2016
         290,000       Nassau County Interim Finance                     320,847
                       Authority, New York, Sales Tax
                       Secured, Series A1, AMBAC,
                       5.375%, 11/15/2016
       1,310,000       New York State Thruway                          1,362,859
                       Authority, Highway & Bridge
                       Trust Fund, Series B, FSA,
                       5.00%, 04/01/2017
       2,045,000       New York State, Series D,                       2,164,735
                       AMBAC,
                       5.00%, 07/15/2017

   $   4,855,000       New York State Dormitory                   $    5,118,966
                       Authority, Mental Health,
                       Series D, MBIA,
                       5.00%, 08/15/2017
       1,120,000       New York State Thruway                          1,193,819
                       Authority, Highway & Bridge
                       Trust Fund Series A, FGIC,
                       5.00%, 04/01/2018
       1,000,000       New York State Dormitory                        1,088,120
                       Authority, Winthrop University
                       Hospital Associates, Series A,
                       AMBAC,
                       5.25%, 07/01/2018
       1,000,000       New York State Dormitory                        1,213,950
                       Authority, New York
                       University, Series A, MBIA,
                       6.00%, 07/01/2018
       2,720,000       New York State Housing Finance                  2,951,146
                       Agency, Service Contract
                       Obligation Revenue, Series C,
                       MBIA-IBC,
                       5.50%, 09/15/2018
       5,325,000       MTA, New York, Revenue,                         5,996,589
                       Refunding Series A, AMBAC,
                       5.50%, 11/15/2018
       2,310,000       New York State Environmental                    2,550,633
                       Facilities Corp., Personal
                       Income Tax  Revenue, Series A,
                       FGIC,
                       5.25%, 01/01/2019
       1,780,000       New York State Dormitory                        1,888,811
                       Authority, Mental Health
                       Services, Series C, MBIA,
                       5.25%, 02/15/2019
       2,500,000       New York State Thruway                          2,680,300
                       Authority, State Personal
                       Income Tax Revenue, Series A,
                       MBIA,
                       5.00%, 03/15/2019
       1,325,000       New York State Dormitory                        1,446,542
                       Authority, South Nassau
                       Community Hospital, Series B,
                       AMBAC,
                       5.25%, 07/01/2019
       1,415,000       MTA, New York, Dedicated Tax                    1,533,308
                       Fund, Series A, FSA,
                       5.125%, 11/15/2019
       1,030,000       New York State Environmental                    1,133,567
                       Facilities Corp., Personal
                       Income Tax Revenue, Series A,
                       FGIC,
                       5.25%, 01/01/2020

   $   4,175,000       New York State Thruway                     $    4,461,029
                       Authority, State Personal
                       Income Tax Revenue, Series A,
                       MBIA,
                       5.00%, 03/15/2020
       3,000,000       New York City Transitional                      3,277,650
                       Finance Authority, Future Tax
                       Secured, Series C, AMBAC,
                       5.25%, 08/01/2020
       2,000,000       New York City Transitional                      2,182,480
                       Finance Authority, Future Tax
                       Secured, Series E, MBIA,
                       5.25%, 02/01/2021
       1,055,000       New York State Thruway                          1,127,352
                       Authority, General Highway &
                       Bridge Trust Fund, Series A,
                       MBIA,
                       5.00%, 04/01/2021
      10,000,000       Puerto Rico Commonwealth,                      10,781,600
                       Refunding, Public Improvement,
                       Series C, FSA,
                       5.00%, 07/01/2021
                       (Note B)
       1,220,000       New York City, New York,                        1,307,535
                       Series D, MBIA,
                       5.25%, 08/01/2021
       1,755,000       New York City Transitional                      1,855,158
                       Finance Authority, New York,
                       Future Tax Secured, Series D,
                       MBIA,
                       5.00%, 02/01/2022
       1,000,000       New York City Municipal Water                   1,044,760
                       Finance Authority, New York,
                       Series A, AMBAC,
                       5.125%, 06/15/2022
       2,500,000       Long Island Power Authority,                    2,690,600
                       New York, Electric System
                       Revenue, Series A, FSA,
                       5.125%, 12/01/2022
       5,635,000       New York State Thruway                          5,990,625
                       Authority, State Personal
                       Income Tax Revenue, Series A,
                       AMBAC,
                       5.00%, 03/15/2023
       2,320,000       New York City Municipal Water                   2,468,990
                       Finance Authority, Water &
                       Sewer System Revenue, Series
                       B, FSA,
                       5.00%, 06/15/2023
       1,000,000       New York City Transitional                      1,057,060
                       Finance Authority, New York,
                       Future Tax Secured, Series B,
                       AMBAC,
                       5.00%, 08/01/2023
       1,240,000       New York City, New York,                        1,287,418
                       Series J, MBIA,
                       5.00%, 08/01/2023

   $   5,300,000       Long Island Power Authority,               $    5,802,546
                       New York, Electric System
                       Revenue, Series A, MBIA-IBC,
                       5.50%, 12/01/2023
       1,520,000       Erie County Industrial                          1,730,277
                       Development Agency, School
                       Facility Revenue, City School
                       District Buffalo Project, FSA,
                       5.75%, 05/01/2024
       4,485,000       New York City Municipal Water                   4,744,188
                       Finance Authority, New York,
                       Water & Sewer System Revenue,
                       Series B, AMBAC,
                       5.00%, 06/15/2024
      15,000,000       Sales Tax Asset Receivable                     15,854,550
                       Corp., Refunding, Series A,
                       MBIA
                       5.00%, 10/15/2024
       7,875,000       Sales Tax Asset Receivable                      8,272,215
                       Corp., Refunding, Series A,
                       MBIA,
                       5.00%, 10/15/2025
                                                                  --------------
Total Insured
(Cost $478,021,925)                                                  495,333,891
                                                                  --------------
TAX SUPPORTED: 30.44%
State General Obligations: 1.05%
      11,000,000       California State,                              11,825,660
                       5.00%, 03/01/2008
       1,700,000       California State,                               1,879,673
                       5.25%, 03/01/2010
                                                                  --------------
Total State General Obligations
(Cost $13,709,071)                                                    13,705,333
                                                                  --------------
Local General Obligations: 7.31%
         560,000       New York City, New York,                          561,529
                       Series C,
                       5.60%, 02/01/2005
       1,310,000       New York City, New York,                        1,360,553
                       Series G,
                       5.75%, 02/01/2006
       1,000,000       New York City, New York,                        1,049,670
                       Series I,
                       6.25%, 04/15/2006
       9,175,000       New York City, New York,                        9,559,524
                       Series G,
                       5.00%, 08/01/2006
       1,300,000       Westchester County, New York,                   1,419,145
                       Series A,
                       6.75%, 02/01/2007
       2,200,000       New York City, New York,                        2,336,158
                       Series A,
                       5.00%, 08/01/2007
       4,320,000       New York City, New York,                        4,614,106
                       Refunding, Series G,
                       5.25%, 08/01/2007
         500,000       New York City, New York,                          537,135
                       Series 98F,
                       5.50%, 08/01/2007

   $   3,600,000       New York City, New York,                   $    3,878,820
                       Series 04G,
                       5.00%, 08/01/2008
       1,750,000       New York City, New York,                        1,885,537
                       Series I,
                       5.00%, 08/01/2008
         800,000       Onondaga County, New York,                        895,144
                       Unrefunded Balance,
                       5.70%, 04/01/2009
      15,000,000       New York City, New York,                       16,272,450
                       Series G,
                       5.00%, 08/01/2009
       2,000,000       New York City, New York,                        2,169,660
                       Series I,
                       5.00%, 08/01/2009
       1,630,000       New York City, New York,                        1,785,567
                       Series A,
                       5.25%, 08/01/2009
      17,995,000       New York City, New York,                       19,903,370
                       Series G,
                       5.50%, 08/01/2009
       4,085,000       New York City, New York,                        4,437,903
                       Series A,
                       5.00%, 08/01/2010
       2,615,000       New York City, New York,                        2,840,910
                       Series B,
                       5.00%, 08/01/2010
       1,100,000       New York City, New York,                        1,195,029
                       Series B,
                       5.00%, 08/01/2010
       1,540,000       New York City, New York,                        1,673,041
                       Series G,
                       5.00%, 08/01/2010
         770,000       Onondaga County, New York,                        880,387
                       Unrefunded Balance,
                       5.70%, 04/01/2011
       1,000,000       New York City, New York,                        1,089,200
                       Series H,
                       5.00%, 08/01/2011
       3,845,000       New York City, New York,                        4,175,016
                       Series G,
                       5.00%, 08/01/2012
       3,335,000       New York City, New York,                        3,596,998
                       Series F,
                       5.25%, 08/01/2016
       5,705,000       New York City, New York,                        6,170,699
                       Series A,
                       5.25%, 08/01/2017
       1,000,000       New York City, New York,                        1,102,230
                       Series C,
                       5.50%, 09/15/2019
                                                                  --------------
Total Local General Obligations
(Cost $93,198,593)                                                    95,389,781
                                                                  --------------
Tax Lease: 10.02%
       2,500,000       MTA, New York, Service                          2,535,800
                       Contract, Series B,
                       5.00%, 07/01/2005

       1,020,000       New York State Dormitory                   $    1,038,064
                       Authority, City University,
                       Series A,
                       5.70%, 07/01/2005
       1,780,000       New York State Dormitory                        1,811,524
                       Authority, City University,
                       Series D,
                       5.70%, 07/01/2005
       2,260,000       Tobacco Settlement Financing                    2,303,030
                       Corp., New York, Tobacco
                       Settlement Asset-Backed,
                       Series A-1,
                       4.00%, 06/01/2006
       4,085,000       MTA, New York, Service                          4,262,820
                       Contract, Series B,
                       5.25%, 07/01/2006
       4,240,000       New York State Dormitory                        4,447,802
                       Authority, City University
                       System Revenue, Consolidated
                       5th General Series A,
                       5.00%, 01/01/2007
       2,000,000       New York State Dormitory                        2,103,420
                       Authority, Mental Health
                       Services Facilities, Series
                       D-1,
                       5.00%, 02/15/2007
      14,600,000       Tobacco Settlement Financing                   15,355,696
                       Corp., New York, Tobacco
                       Settlement Asset-Backed,
                       Series A-1,
                       5.00%, 06/01/2007
       1,015,000       New York State Dormitory                        1,081,543
                       Authority, Unrefunded Balance,
                       City University, System
                       Revenue, Series 2,
                       5.75%, 07/01/2007
       1,130,000       New York State Housing Finance                  1,200,083
                       Agency, Revenue, Health
                       Facilities New York City,
                       Series A,
                       6.00%, 11/01/2007
       5,440,000       New York State Dormitory                        5,871,501
                       Authority, City University
                       System Revenue, Consolidated
                       5th General Series A,
                       5.25%, 01/01/2008
       3,770,000       New York State Dormitory                        4,046,831
                       Authority, Mental Health
                       Services Facilities, Series
                       C-1,
                       5.00%, 02/15/2008
       3,775,000       New York State Dormitory                        4,093,761
                       Authority, Mental Health
                       Services Facilities, Series
                       C-1,
                       5.00%, 02/15/2009

   $   2,000,000       New York State Dormitory                   $    2,164,840
                       Authority, Mental Health
                       Services Facilities, Series
                       D-1,
                       5.00%, 02/15/2009
       1,500,000       New York State Dormitory                        1,621,020
                       Authority, Mental Health
                       Services Facilities, Series A,
                       5.70%, 02/15/2009
       1,505,000       New York State Dormitory                        1,716,001
                       Authority, Mental Health
                       Services Facilities,
                       Improvement, Series B,
                       6.50%, 02/15/2009
       1,605,000       New York State Housing Finance                  1,739,788
                       Agency, Service Contract
                       Revenue, Refunding, Series K,
                       5.00%, 03/15/2009
       4,780,000       New York State Thruway                          5,201,166
                       Authority, Local Highway &
                       Bridge Service Contract,
                       Series A,
                       5.00%, 03/15/2009
       5,645,000       New York State Thruway                          6,147,349
                       Authority Revenue, Local
                       Highway & Bridge Service
                       Contract,
                       5.00%, 04/01/2009
       3,485,000       Tobacco Settlement Financing                    3,746,689
                       Corp., New York, Tobacco
                       Settlement Asset Backed,
                       Series A-1,
                       5.00%, 06/01/2009
       1,125,000       New York State Dormitory                        1,246,354
                       Authority, City University,
                       Series A,
                       5.75%, 07/01/2009
       2,825,000       New York State Dormitory                        3,074,024
                       Authority, Mental Health
                       Services Facilities, Series
                       C-1,
                       5.00%, 02/15/2010
       1,490,000       Triborough Bridge & Tunnel                      1,706,989
                       Authority, New York,
                       Convention Center, Series E,
                       6.00%, 01/01/2011

   $   3,440,000       New York State Thruway                     $    3,871,651
                       Authority, Local Highway &
                       Bridge Service Contract
                       Revenue,
                       5.50%, 04/01/2011
       9,700,000       Tobacco Settlement Financing                   10,024,465
                       Corp., New York, Tobacco
                       Settlement Asset-Backed,
                       Series A-1,
                       5.00%, 06/01/2011
       1,000,000       New York State Dormitory                        1,084,910
                       Authority, Westchester County
                       Court Facilities, AMBAC
                       Surety,
                       5.125%, 08/01/2012
       1,115,000       New York State Dormitory                        1,213,176
                       Authority, Westchester County
                       Court Facilities, AMBAC
                       Surety,
                       5.25%, 08/01/2013
      16,465,000       Tobacco Settlement Financing                   17,853,987
                       Corp., New York, Tobacco
                       Settlement Asset-Backed,
                       Series C-1,
                       5.50%, 06/01/2014
       2,090,000       New York State Dormitory                        2,259,018
                       Authority, Westchester County
                       Court Facilities, AMBAC
                       Surety,
                       5.25%, 08/01/2017
       9,840,000       New York State Urban                           10,701,197
                       Development Corp.,
                       Correctional & Youth
                       Facilities Services, Series A,
                       5.25%, 01/01/2021
       4,860,000       New York State Dormitory                        5,347,895
                       Authority, State University,
                       5.25%, 11/15/2023
                       (Note B)
                                                                  --------------
Total Tax Lease
(Cost $128,885,962)                                                  130,872,394
                                                                  --------------

Special Tax: 12.06%

   $   2,645,000       South Tahoe Joint Powers                   $    2,635,002
                       Financing Authority,
                       California, Bond Anticipation
                       Notes, Redevelopment Project
                       1-B,
                       3.50%, 10/01/2005
       1,050,000       Puerto Rico Commonwealth,                       1,087,349
                       Highway & Transportation
                       Authority, Highway Revenue,
                       Series AA,
                       5.00%, 07/01/2006
       1,000,000       New York City Transitional                      1,048,610
                       Finance Authority, Refunding,
                       Future Tax Secured, Series A,
                       5.00%, 11/01/2006
       1,365,000       New York State Local                            1,444,934
                       Government Assistance Corp.,
                       Refunding, Subordinated Lien,
                       Series A-2,
                       5.00%, 04/01/2007
       1,790,000       Fishhawk Community Development                  1,815,919
                       District No. 2, Florida,
                       Special Assessment Revenue,
                       Series B,
                       5.00%, 11/01/2007
       2,300,000       Meadow Pointe IV Community                      2,329,946
                       Development District, Florida
                       Capital Improvement Revenue,
                       Series B,
                       5.125%, 11/01/2007
       1,800,000       Reunion East Community                          1,826,262
                       Development District, Florida,
                       Special Assessment,
                       5.20%, 11/01/2007
       1,135,000       Meadow Pointe III Community                     1,153,943
                       Development District, Florida,
                       Capital Improvement, Series B,
                       5.25%, 11/01/2007
       1,500,000       Vizcaya Community Development                   1,526,535
                       District, Florida, Special
                       Assessment, Series B,
                       5.40%, 11/01/2007
       3,035,000       New York State Local                            3,299,015
                       Government Assistance Corp.,
                       Series A,
                       6.00%, 04/01/2008
       3,145,000       Village Community Development                   3,193,999
                       District No. 5, Florida,
                       Special Assessment Revenue,
                       Series B,
                       5.00%, 05/01/2008

   $   1,400,000       New York City Transitional                 $    1,525,622
                       Finance Authority, Future Tax
                       Secured, Series C,
                       5.00%, 02/01/2009
       5,935,000       New York City Transitional                      6,472,296
                       Finance Authority, Series C,
                       5.00%, 02/15/2009
       1,000,000       Middle Village Community                        1,009,240
                       Development District, Florida,
                       Special Assessment, Series B,
                       5.00%, 05/01/2009
       1,240,000       Overoaks Community Development                  1,247,564
                       District, Florida, Capital
                       Improvement Revenue, Series B,
                       5.125%, 05/01/2009
       2,945,000       Clark County Special                            2,982,254
                       Improvement District No. 142,
                       Nevada
                       4.75%, 08/01/2009
       1,060,000       Live Oak Community Development                  1,059,078
                       District Number 002, Florida,
                       Special Assessment, Series B,
                       5.00%, 11/01/2009
      10,000,000       New York City Transitional                     10,980,800
                       Finance Authority, Future Tax
                       Secured, Subseries D-1,
                       5.00%, 11/01/2009
       1,840,000       Fishhawk Community Development                  1,867,637
                       District No. 2, Florida,
                       Special Assessment Revenue,
                       Series B,
                       5.125%, 11/01/2009
       1,060,000       North Las Vegas, Local                          1,086,977
                       Improvement District No.
                       60-Aliante, Nevada,
                       5.00%, 12/01/2009
       1,880,000       New York City Transitional                      2,102,385
                       Finance Authority, Future Tax
                       Secured, Series B,
                       5.50%, 02/01/2010
       7,755,000       New York State Local                            8,493,509
                       Government Assistance Corp.,
                       Refunding, Subordinated Lien,
                       Series A-2,
                       5.00%, 04/01/2010
       1,610,000       Gateway Services Community                      1,649,187
                       Development District, Florida,
                       Special Sun City Center Fort
                       Meyers Project B,
                       5.50%, 05/01/2010
       1,905,000       Las Vegas Special Improvement                   1,945,405
                       District No. 607, Nevada,
                       Local Improvement Bonds,
                       5.00%, 06/01/2010
       7,800,000       New York City Transitional                      8,596,692
                       Finance Authority, Future Tax
                       Secured, Subseries D-1,
                       5.00%, 11/01/2010
       1,000,000       Sterling Hill Community                         1,017,350
                       Development District, Florida,
                       Capital Improvement Revenue,
                       Series B,
                       5.50%, 11/01/2010

   $   1,000,000       North Las Vegas, Local                     $    1,031,670
                       Improvement District No.
                       60-Aliante, Nevada,
                       5.25%, 12/01/2010
       1,300,000       Concorde Estates Community                      1,303,653
                       Development District, Florida,
                       Capital Improvement Revenue,
                       Series B,
                       5.00%, 05/01/2011
       2,635,000       Hammock Bay Community                           2,645,724
                       Development District, Florida,
                       Special Assessment Revenue,
                       Series B,
                       5.375%, 05/01/2011
       2,330,000       Venetian Community Development                  2,442,283
                       District, Florida, Capital
                       Improvement Revenue, Series B,
                       5.95%, 05/01/2012
       1,220,000       Las Vegas Special Improvement                   1,255,990
                       District No. 607, Nevada,
                       Local Improvement Bonds,
                       5.35%, 06/01/2012
       4,940,000       New York City Transitional                      5,539,518
                       Finance Authority, Future Tax
                       Secured, Series C,
                       5.25%, 02/01/2013
       2,400,000       Fiddlers Creek Community                        2,454,360
                       Development District No. 2,
                       Florida, Special Assessment
                       Revenue, Series B,
                       5.75%, 05/01/2013
       2,510,000       Parkway Center Community                        2,555,506
                       Development District, Florida,
                       Special Assessment, Refunding,
                       Series B,
                       5.625%, 05/01/2014
       3,500,000       CFM Community Development                       3,580,535
                       District, Florida, Revenue,
                       Capital Improvement, Series B,
                       5.875%, 05/01/2014
       1,915,000       New York City Transitional                      2,075,975
                       Finance Authority, Future Tax
                       Secured, Series C,
                       5.25%, 05/01/2015

   $   1,185,000       New York City Transitional                 $    1,278,698
                       Finance Authority, Future Tax
                       Secured, Series B,
                       5.125%, 11/01/2015
       8,370,000       New York City Transitional                      9,263,832
                       Finance Authority, Future Tax
                       Secured, Series B,
                       5.50%, 02/01/2017
       1,000,000       New York City Transitional                      1,087,200
                       Finance Authority, Future Tax
                       Secured, Series A,
                       5.25%, 05/01/2017
       3,350,000       New York City Transitional                      3,659,674
                       Finance Authority, Future Tax
                       Secured, Series A,
                       5.375%, 02/15/2018
       1,750,000       Celebrate Community                             1,790,688
                       Development Authority, Special
                       Assessmment Revenue, North
                       Virginia Project, Series B,
                       6.25%, 03/01/2018
       2,615,000       New York State Housing Finance                  2,843,211
                       Agency, State Personal Income
                       Tax Revenue, Economic
                       Development & Housing, Series
                       A,
                       5.25%, 03/15/2020
       3,630,000       New York City Transitional                      3,940,619
                       Finance Authority, Future Tax
                       Secured, Series C,
                       5.25%, 02/01/2021
       5,180,000       New York State Dormitory                        5,650,499
                       Authority, State Personal
                       Income Tax Revenue, Series A,
                       5.375%, 03/15/2021
       2,825,000       New York State Housing Finance                  3,067,441
                       Agency, State Personal Income
                       Tax Revenue, Economic
                       Development & Housing, Series
                       A,
                       5.25%, 09/15/2021
       6,320,000       New York City Transitional                      6,941,130
                       Finance Authority, Future Tax
                       Secured, Series A,
                       5.375%, 11/15/2021
       1,330,000       Beacon Tradeport Community                      1,399,626
                       Development District, Florida,
                       Special Assesment Industrial
                       Project, Series B,
                       7.125%, 05/01/2022
         395,000       Allegheny County,                                 401,383
                       Pennsylvania, Redevelopment
                       Authority Revenue, Pittsburgh
                       Mills Project,
                       5.60%, 07/01/2023

   $   1,420,000       Midtown Miami Community                    $    1,455,060
                       Development District, Special
                       Assessment Revenue, Series A,
                       6.00%, 05/01/2024
       3,635,000       New York City Transitional                      3,732,963
                       Finance Authority, Future Tax
                       Secured, Series C,
                       5.00%, 05/01/2026
      11,355,000       New York City Transitional                     12,758,705
                       Finance Authority, Future Tax
                       Secured, Refunding, Series A,
                       5.50%, 11/01/2026
                       (Note B)
                                                                  --------------
Total Special Tax
(Cost $152,938,786)                                                  157,553,453
                                                                  --------------
Total Tax Supported
(Cost $388,732,412)                                                  397,520,961
                                                                  --------------
REVENUE: 17.06%
Airport Revenue: 0.09%
       1,000,000       Denver City & County,                           1,212,470
                       Colorado, Airport Revenue,
                       Series D, AMT,
                       7.75%, 11/15/2013
                                                                  --------------
Total Airport Revenue
(Cost $981,278)                                                        1,212,470

Electric Revenue: 3.38%
       1,270,000       California State Department                     1,386,027
                       Water Resources, Power Supply,
                       Series A,
                       5.50%, 05/01/2008
      20,105,000       California State Department                    22,273,525
                       Water Resources, Power Supply,
                       Series A,
                       5.50%, 05/01/2009
       7,500,000       Long Island Power Authority,                    8,079,150
                       New York, Electric System
                       Revenue, Series A,
                       5.00%, 06/01/2009
       2,430,000       North Carolina Eastern                          2,628,823
                       Municipal Power Agency, Power
                       System, Refunding, Series D,
                       5.375%, 01/01/2010
       2,680,000       New York State Power                            2,677,347
                       Authority, Revenue & General
                       Purpose,
                       1.35%, 03/01/2016
                       (Note B)
       2,235,000       North Carolina Eastern                          2,381,996
                       Municipal Power Agency, Power
                       System, Refunding, Series C,
                       5.375%, 01/01/2017

   $   1,875,000       New York State Power                       $    1,873,144
                       Authority, Revenue & General
                       Purpose,
                       1.35%, 03/01/2020
                       (Note B)
       2,680,000       New York State Power                            2,849,831
                       Authority, Revenue, Series A,
                       5.00%, 11/15/2020
                                                                  --------------
Total Electric Revenue
(Cost $42,654,936)                                                    44,149,843
                                                                  --------------
Health Care Revenue: 0.98%
       1,305,000       New York State Dormitory                        1,361,911
                       Authority, Kateri Residence,
                       4.00%, 07/01/2007
         715,000       Nassau County Industrial                          782,539
                       Development Agency, New York,
                       North Shore Health System
                       Project, Series C,
                       5.625%, 11/01/2010
         285,000       New York State Medical Care                       286,465
                       Facilities Finance Agency,
                       Hospital & Nursing Home
                       Insured Mortgage, Series A,
                       FHA,
                       6.125%, 02/15/2014
       3,300,000       Miami Beach, Florida, Health                    3,532,056
                       Facilities Authority, Hospital
                       Revenue, Refunding, Mount
                       Sinai Medical Center,
                       6.75%, 11/15/2024
       6,925,000       California Statewide Community                  6,873,755
                       Development Authority,
                       Revenue, Kaiser Permanente,
                       Series F,
                       2.30%, 04/01/2033
                       (Note B)
                                                                  --------------
Total Health Care Revenue
(Cost $12,481,389)                                                    12,836,726
                                                                  --------------
Higher Education Revenue: 1.14%
       1,000,000       New York State Dormitory                        1,050,800
                       Authority, Columbia
                       University,
                       5.625%, 07/01/2006
       1,290,000       New York State Dormitory                        1,400,321
                       Authority, Columbia
                       University,
                       5.75%, 07/01/2007
       3,655,000       New York State Dormitory                        4,176,057
                       Authority, Columbia
                       University, Series A,
                       5.75%, 07/01/2010

   $   2,120,000       New York City Industrial                   $    2,098,016
                       Development Agency, Civic
                       Facilities Revenue,
                       Polytechnic University
                       Project,
                       5.75%, 11/01/2011
       1,655,000       New York City Industrial                        1,626,186
                       Development Agency, Civic
                       Facilities Revenue,
                       Polytechnic University
                       Project,
                       5.75%, 11/01/2012
       1,045,000       New York City Industrial                        1,009,136
                       Development Agency, Civic
                       Facilities Revenue,
                       Polytechnic University
                       Project,
                       6.00%, 11/01/2020
       3,345,000       New York State Dormitory                        3,537,270
                       Authority, Columbia
                       University, Series C,
                       5.00%, 07/01/2029
                                                                  --------------
Total Higher Education Revenue
(Cost $14,820,136)                                                    14,897,786
                                                                  --------------
Toll/Transit Revenue: 2.05%
       1,000,000       MTA, New York, Transportation                   1,058,130
                       Revenue, Refunding, Series E,
                       5.50%, 11/15/2006
      13,410,000       Triborough Bridge & Tunnel                     14,368,145
                       Authority, New York, Series B,
                       5.00%, 11/15/2007
       4,450,000       New York State Bridge                           4,763,769
                       Authority, Revenue,
                       5.00%, 01/01/2017
       5,025,000       Triborough Bridge & Tunnel                      5,455,693
                       Authority, New York, Toll
                       Revenue, Series A,
                       5.25%, 01/01/2017
       1,000,000       Triborough Bridge & Tunnel                      1,054,210
                       Authority, New York, Revenue,
                       Series A,
                       5.00%, 01/01/2020
                                                                  --------------
Total Toll/Transit Revenue
(Cost $26,018,026)                                                    26,699,947
                                                                  --------------
Water/Sewer Revenue: 6.64%
       1,255,000       New York State Environmental                    1,266,609
                       Facilities Corp., Pooled Loan,
                       Pollution Control Revenue,
                       State Revolving Fund, Series
                       92-B,
                       6.25%, 09/15/2005

   $   1,255,000       New York State Environmental               $    1,266,860
                       Facilities Corp., Pooled Loan,
                       Pollution Control Revenue,
                       State Revolving Fund, Series
                       92-B,
                       6.35%, 09/15/2006
          15,000       New York State Environmental                       15,337
                       Facilities Corp., State Water
                       Revolving Fund, New York City
                       Municipal Water, Refunding,
                       Series A,
                       5.75%, 06/15/2007
       2,975,000       New York State Environmental                    3,067,165
                       Facilities Corp., Pooled Loan,
                       Pollution Control Revenue,
                       State Revolving Fund, Series
                       95-A,
                       5.20%, 05/15/2008
       3,085,000       New York State Environmental                    3,181,684
                       Facilities Corp., Pooled Loan,
                       Pollution Control Revenue,
                       State Revolving Fund, Series
                       95-A,
                       5.30%, 05/15/2009
       4,600,000       New York State Environmental                    5,054,388
                       Facilities Corp., State
                       Revolving Funds, Municipal
                       Water Project, Series K,
                       5.00%, 06/15/2009
         780,000       New York State Environmental                      804,718
                       Facilities Corp., Pooled Loan,
                       Pollution Control Revenue,
                       State Revolving Fund, Series
                       95-A,
                       5.40%, 05/15/2010
       1,730,000       New York State Environmental                    1,832,312
                       Facilities Corp., Pollution
                       Control Revenue, Unrefunded
                       State Water Revolving Fund,
                       Series A,
                       4.95%, 06/15/2010
       4,410,000       New York City Municipal Water                   4,845,267
                       Finance Authority, Series D,
                       5.00%, 06/15/2010
       1,395,000       New York City Municipal Water                   1,617,419
                       Finance Authority, New York,
                       Series A,
                       6.00%, 06/15/2010
       8,280,000       New York State Environmental                    9,192,456
                       Facilities Corp., State
                       Refunding Revolving Funds,
                       Municipal Water Project,
                       Series K,
                       5.00%, 06/15/2011

   $   1,000,000       New York City Municipal Water              $    1,118,510
                       Finance Authority, Refunding,
                       Series A,
                       5.25%, 06/15/2011
         745,000       New York State Environmental                      859,514
                       Facilities Corp., New York
                       City Municipal Water Finance
                       Authority, Refunding, Series
                       A,
                       5.75%, 06/15/2011
         100,000       New York State Environmental                      100,329
                       Facilities Corp., New York
                       City Municipal Water Finance
                       Authority, Series 90-A,
                       7.50%, 06/15/2012
       2,765,000       Todd Creek Farms Metropolitan                   2,737,212
                       District No. 1, Colorado,
                       Water Revenue, Refunding &
                       Improvement,
                       5.60%, 12/01/2014
         225,000       New York State Environmental                      237,838
                       Facilities Corp., Pollution
                       Control Revenue, Unrefunded
                       State Water Revolving Fund,
                       Series A,
                       5.20%, 12/15/2015
       2,320,000       New York City Municipal Water                   2,564,505
                       Finance Authority, Refunding,
                       Series D,
                       5.50%, 06/15/2017
       1,400,000       New York State Environmental                    1,491,910
                       Facilities Corp., Clean Water
                       & Drinking Revolving Funds,
                       Municipal Water Finance,
                       Series 01-D,
                       5.00%, 06/15/2018
       1,485,000       New York State Environmental                    1,630,055
                       Facilities Corp., Clean Water
                       & Drinking Revolving Funds,
                       Pooled Funding Program, Series
                       B,
                       5.375%, 11/15/2018
       1,250,000       New York State Environmental                    1,330,588
                       Facilities Corp., Clean Water
                       & Drinking Revolving Funds,
                       Municipal Water Finance,
                       Series 01-D,
                       5.00%, 06/15/2019
       2,310,000       New York State Environmental                    2,478,930
                       Facilities Corp., State
                       Revolving Funds, Municipal
                       Water Project, Series J,
                       5.00%, 06/15/2019

   $   5,065,000       New York City Municipal Water              $    5,460,931
                       Finance Authority, Refunding,
                       Series 01-D,
                       5.125%, 06/15/2019
       1,255,000       New York State Environmental                    1,369,268
                       Facilities Corp., Clean Water
                       & Drinking, Revolving Funds,
                       Series D, Prerefunded,
                       5.15%, 10/15/2019
       1,935,000       New York State Environmental                    2,133,705
                       Facilities Corp., Clean Water
                       & Drinking Revolving Funds,
                       Pooled Funding Program, Series
                       F,
                       5.25%, 11/15/2019
       4,560,000       New York State Environmental                    5,161,327
                       Facilities Corp., State
                       Unrefunded Balance Revolving
                       Funds, Series B,
                       5.875%, 07/15/2020
       1,000,000       New York State Environmental                    1,060,510
                       Facilities Corp., Clean Water
                       & Drinking Revolving Funds,
                       New York City Municipal Water
                       Project, Series B,
                       5.00%, 06/15/2021
       5,760,000       New York State Environmental                    6,157,785
                       Facilities Corp., Clean Water
                       & Drinking, Municipal Water
                       Finance Project,
                       5.00%, 06/15/2022
       4,020,000       New York State Environmental                    4,284,637
                       Facilities Corp., Clean Water
                       & Drinking, Municipal Water
                       Finance Project,
                       5.00%, 06/15/2023
      13,745,000       New York State Environmental                   14,452,318
                       Facilities Corp., Clean Water
                       & Drinking, Municipal Water
                       Finance Project,
                       5.00%, 06/15/2025
                                                                  --------------
Total Water/Sewer Revenue
(Cost $84,109,629)                                                    86,774,087
                                                                  --------------
Miscellaneous Revenue: 0.27%
       1,785,000       Broad Street Community                          1,867,931
                       Development Authority,
                       Virginia,
                       7.125%, 06/01/2015
       1,600,000       Port Authority, Columbiana                      1,600,912
                       County, Ohio, Solid Waste
                       Facilities Revenue, Liberty
                       Waste Transportation LLC
                       Project, Series A, AMT,
                       7.00%, 08/01/2021
                                                                  --------------

Total Miscellaneous Revenue
(Cost $3,385,000)                                                 $    3,468,843
                                                                  --------------
Industrial Development/Pollution Control
Revenue: 2.51%
       1,495,000       New York City Industrial                        1,513,688
                       Development Agency, Special
                       Facilities Revenue, Terminal
                       One Group Association Limited
                       Partnership Project, AMT,
                       6.00%, 01/01/2007
       4,910,000       Louisa Industrial Development                   5,193,700
                       Authority, Virginia, Pollution
                       Control Revenue, Virginia
                       Electric & Power Co.,
                       5.25%, 12/01/2008
                       (Note B)
       3,865,000       New York State Environmental                    3,848,535
                       Facilities Corp., Solid Waste
                       Disposal Revenue, Waste
                       Management Project, Series A,
                       2.90%, 05/01/2012
                       (Note B)
       2,065,000       Franklin, Wisconsin, Solid                      2,059,837
                       Waste Disposal Revenue, Waste
                       Management,
                       2.50%, 04/01/2016
                       (Note B)
       2,150,000       Putnam County, West Virginia,                   2,149,183
                       Pollution Control Revenue,
                       Appalachian Power Co. Project,
                       Series E,
                       2.80%, 05/01/2019
                       (Note B)
       1,300,000       Gulf Coast Waste Disposal                       1,300,793
                       Authority, Texas, Waste
                       Management of Texas, Series C,
                       2.85%, 05/01/2028
                       (Note B)
       4,750,000       Pope County, Arkansas, Entergy                  4,812,225
                       Arkansas, Inc. Project,
                       5.05%, 09/01/2028
                       (Note B)
       5,780,000       Maricopa County, Arizona,                       5,773,353
                       Pollution Control Revenue,
                       Arizona Public Service Co.
                       Project, Series D,
                       1.875%, 05/01/2029
                       (Note B)
       1,015,000       Beaver County Industrial                        1,018,136
                       Development Authority,
                       Pennsylvania, Pollution
                       Control Revenue, Cleveland
                       Electric Project,
                       3.75%, 10/01/2030
                       (Note B)

   $   5,080,000       Ohio State Air Quality                     $    5,122,164
                       Development Authority,
                       Revenue, Cleveland Pollution
                       Control, Series B,
                       3.75%, 10/01/2030
                       (Note B)
                                                                  --------------
Total Industrial Development/Pollution Control Revenue
(Cost $32,424,245)                                                    32,791,614
                                                                  --------------
Total Revenue
(Cost $216,874,639)                                                  222,831,316
                                                                  --------------

ASSET-BACKED SECURITIES: 1.01%

Housing: 1.01%
       3,120,000       New York City Housing                           3,141,434
                       Development Corp. Multifamily
                       Housing Revenue, Series B-1,
                       AMT,
                       3.00%, 05/01/2007
       6,405,000       New York State Mortgage                         6,554,301
                       Agency, AMT Homeowner
                       Mortgage, Revenue, Series 99,
                       4.50%, 04/01/2023
       2,055,000       New York State Dormitory                        2,059,685
                       Authority, Highland Community
                       Development Corp., Revenue,
                       Series B,
                       5.50%, 07/01/2023
       1,410,000       New York State Mortgage                         1,437,749
                       Agency, AMT Homeowner
                       Mortgage, Revenue, Series 69,
                       5.50%, 10/01/2028
                                                                  --------------
Total Housing
(Cost $13,006,535)                                                    13,193,169
                                                                  --------------
Total Asset-Backed Securities
(Cost $13,006,535)                                                    13,193,169
                                                                  --------------
INVESTMENT SUMMARY
Total Investments (Cost
$1,243,964,539)                                  98.52%           $1,286,693,512
(Note C, below)
Cash and Other Assets, Less
Liabilities                                       1.48                19,314,792
                                                                  --------------
Net Assets                                         100%           $1,306,008,304

INTEREST RATE SWAPS
-------------------------------------------------------------------------------------------------------------------------------
Notional                                                      Rate                                                 Unrealized
Amount                           Description                Received           Rate Paid      Termination Date     Gain/(Loss)
-------------------------------------------------------------------------------------------------------------------------------
$ 7,000,000      JP Morgan Interest                           2.314%            Variable*        11/01/2006           $    (449)
                 Rate Swap
 62,400,000      Merrill Lynch Interest                     85.10% of           Variable*        02/03/2006             263,325
                 Rate Swap                                1 Month LIBOR+
 62,400,000      Goldman Sachs Interest                     Variable*            1.763%          02/03/2006             (54,648)
                 Rate Swap
  4,500,000      Goldman Sachs Interest                       2.477%            Variable*        07/01/2006              12,585
                 Rate Swap
  7,000,000      JP Morgan Interest                         Variable*            4.031%          11/01/2011            (339,196)
                 Rate Swap
  4,500,000      Goldman Sachs Interest                     Variable*            3.814%          05/01/2013            (143,766)
                 Rate Swap
                                                                                                                     ----------
Total Interest Rate Swaps                                                                                            $ (262,149)
                                                                                                                     ----------

* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.
+     Interest based on LIBOR (London Interbank Offered Rate).

--------------------------------------------------------------------------------

      (A) Represents entire or partial position segregated as collateral for interest rate swap.
      (B)   Variable rate coupon, rate shown as of December 31, 2004.
      (C) At December 31, 2004, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $44,204,675 and gross unrealized depreciation of investments was $1,475,702, resulting in net unrealized appreciation of $42,728,973.

            Explanation of abbreviations:
            ACA-American Capital Access
            AMBAC-American Municipal Bond Assurance Corporation
            AMT-Subject to Alternative Minimum Tax
            FGIC-Financial Guaranty Insurance Company
            FHA-Federal Housing Administration
            FSA-Financial Security Assurance, Inc.
            IBC-International Bancshares Corporation
            MBIA-Municipal Bond Investors Assurance Corporation
            MTA-Metropolitan Transportation Authority
            XLCA-XL Capital Assurance, Inc.

Sanford C. Bernstein Fund, Inc.
Schedule of Investments
Short Duration Plus Portfolio
December 31, 2004 (Unaudited)

Principal Amount             Description                          Market Value

SHORT-TERM INVESTMENTS: 12.58%
Commercial Paper: 6.38%
   $15,900,000          Rabobank USA Financial Corp.,             $  15,898,083
                        2.17%, 01/03/2005
    15,800,000          UBS Finance Delaware LLC,                    15,798,087
                        2.18%, 01/03/2005
     3,000,000          AIG Funding, Inc.,                            2,997,700
                        2.30%, 01/13/2005
                                                                  -------------
Total Commercial Paper
(Cost $34,693,870)                                                   34,693,870
                                                                  -------------
U.S. Treasury Bill: 6.20%
    33,745,000          0.01%, 01/20/2005                            33,711,161
                                                                  -------------
Total U.S. Treasury Bill
(Cost $33,711,161)                                                   33,711,161
                                                                  -------------
Total Short-Term Investments
(Cost $68,405,031)                                                   68,405,031
                                                                  -------------
U.S. TREASURY NOTES: 25.81%
    11,585,000          2.375%, 08/15/2006                           11,475,035
    27,775,000          2.50%, 09/30/2006                            27,535,219
    69,545,000          2.625%, 11/15/2006                           69,031,549
    32,400,000          3.50%, 08/15/2009                            32,311,418
                                                                  -------------
Total U.S. Treasury Notes
(Cost $141,087,764)                                                 140,353,221
                                                                  -------------
U.S. GOVERNMENT SPONSORED AGENCY OBLIGATIONS: 19.10%
    16,190,000          Federal Home Loan Bank,                      16,006,066
                        2.25%, 05/15/2006
    28,515,000          Federal National Mortgage                    28,515,000
                        Association,
                        3.25%, 06/28/2006
    30,290,000          Federal Home Loan Mortgage                   30,332,709
                        Corp.,
                        3.75%, 08/03/2007
    29,010,000          Federal Home Loan Mortgage                   29,054,675
                        Corp.,
                        4.25%, 05/04/2009
                                                                  -------------
Total U.S. Government Sponsored Agency Obligations
(Cost $104,045,808)                                                 103,908,450
                                                                  -------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 10.56%
     4,536,986          Federal Home Loan Mortgage                    4,548,329
                        Corp., Series 2571 Class FB,
                        2.753%, 02/15/2018,
                        (Note A)

   $ 9,089,020          MLCC Mortgage Investors Inc.,             $   9,104,654
                        Series 2003-F Class A1,
                        2.738%, 10/25/2028,
                        (Note A)
     7,848,768          MLCC Mortgage Investors Inc.,                 7,819,963
                        Series 2004-A Class A1,
                        2.648%, 04/25/2029,
                        (Note A)
     4,312,365          Structured Asset Securities                   4,342,034
                        Corp., Series 2002-11A Class
                        1A1, 3.60%, 06/25/2032,
                        (Note A)
     6,177,455          Federal National Mortgage                     6,171,525
                        Association, Series 2003-W7
                        Class A4, 4.06%, 03/25/2033
     3,875,888          Credit Suisse First Boston                    3,672,404
                        Mortgage Securities Corp.,
                        Series 2004-2R Class A1, Rule
                        144A, 5.28%, 12/28/2033,
                        (Notes A & B)
     4,881,971          Chase Mortgage Finance Corp.,                 4,967,405
                        Series 2003-S15 Class 1A1,
                        6.00%, 01/25/2034
     3,170,542          Master Asset Securitization                   3,191,341
                        Trust, Series 2004-9 Class
                        3A1, 5.25%, 07/25/2034
     3,076,997          Morgan Stanley Mortgage Loan                  3,132,783
                        Trust, Series 2004-8AR Class
                        4A1, 5.461%, 10/25/2034
     3,151,104          Banc of America Funding Corp.,                3,195,849
                        Series 2004-B Class 5A1,
                        5.24%, 11/20/2034,
                        (Note A)
     3,018,525          Wells Fargo Mortgage Backed                   3,030,448
                        Securities Trust, Series
                        2004-W Class A1, 4.634%,
                        11/25/2034
     3,105,170          Bear Stearns Alt-A Trust,                     3,139,948
                        Series 2004-11 Class 2A3,
                        5.06%, 11/25/2034
     1,125,627          Federal National Mortgage                     1,122,419
                        Association, Series 2003-W6
                        Class 1A23, 2.90%, 10/25/2042
                                                                  --------------
Total Collateralized Mortgage Obligations
(Cost $57,844,491)                                                   57,439,102
                                                                  --------------

MORTGAGE PASS-THROUGHS: 16.67%
   $   316,857          Federal Home Loan Mortgage                $     323,343
                        Corp., Pool #G90018, 9.00%,
                        3/17/2008
       737,177          Federal National Mortgage                       773,848
                        Association Pool #190708,
                        7.00%, 03/01/2009
       253,123          Federal National Mortgage                       268,375
                        Association Pool #743378,
                        7.00%, 05/01/2013
     2,273,375          Federal National Mortgage                     2,387,857
                        Association Pool #555161,
                        6.00%, 12/01/2013
       673,988          Federal National Mortgage                       715,699
                        Association Pool #535201,
                        7.50%, 03/01/2015
     1,199,063          Federal National Mortgage                     1,290,863
                        Association Pool #545802,
                        8.00%, 08/01/2016
     3,279,115          Federal National Mortgage                     3,438,248
                        Association Pool #619207,
                        6.00%, 12/01/2016
       668,915          Federal National Mortgage                       709,213
                        Association Pool #545505,
                        7.00%, 01/01/2017
       124,920          Federal National Mortgage                       132,440
                        Association Pool #622154,
                        7.00%, 01/01/2017
     2,914,879          Federal National Mortgage                     3,056,336
                        Association Pool #632292,
                        6.00%, 02/01/2017
       299,649          Federal National Mortgage                       317,701
                        Association Pool #545524,
                        7.00%, 02/01/2017
        88,779          Federal National Mortgage                        94,124
                        Association Pool #598436,
                        7.00%, 04/01/2017
       373,746          Federal National Mortgage                       396,245
                        Association Pool #636385,
                        7.00%, 04/01/2017
       373,025          Federal National Mortgage                       395,481
                        Association Pool #642051,
                        7.00%, 05/01/2017
       138,382          Federal National Mortgage                       145,090
                        Association Pool #648334,
                        6.00%, 06/01/2017
       200,453          Federal National Mortgage                       212,529
                        Association Pool #545725,
                        7.00%, 06/01/2017
       127,234          Federal National Mortgage                       134,899
                        Association Pool #545928,
                        7.00%, 06/01/2017
       112,316          Federal National Mortgage                       119,078
                        Association Pool #254414,
                        7.00%, 07/01/2017

   $   106,195          Federal National Mortgage                 $     112,588
                        Association Pool #655750,
                        7.00%, 08/01/2017
       116,835          Federal National Mortgage                       123,867
                        Association Pool #655836,
                        7.00%, 08/01/2017
        53,943          Federal National Mortgage                        57,190
                        Association Pool #655965,
                        7.00%, 08/01/2017
     7,392,680          Federal National Mortgage                     7,838,054
                        Association Pool #555299,
                        7.00%, 11/01/2017
    11,690,000          Federal National Mortgage                    12,245,275
                        Association Pool TBA, 6.00%,
                        01/25/2020,
                        (Note C)
     1,340,000          Federal National Mortgage                     1,419,982
                        Association Pool TBA, 7.00%,
                        01/25/2020,
                        (Note C)
     1,353,274          Government National Mortgage                  1,453,607
                        Association Pool #781478,
                        7.50%, 03/15/2032
    20,865,000          Federal National Mortgage                    21,875,659
                        Association Pool TBA, 6.50%,
                        01/25/2035,
                        (Note C)
    28,915,000          Federal National Mortgage                    30,631,828
                        Association Pool TBA, 7.00%,
                        01/25/2035,
                        (Note C)
                                                                 --------------
Total Mortgage Pass-Throughs
(Cost $90,541,292)                                                   90,669,419
                                                                 --------------
BANKING: 1.21%
     6,530,000          Wells Fargo & Co.,                            6,556,538
                        4.20%, 01/15/2010
                                                                 --------------
Total Banking
(Cost $6,521,682)                                                     6,556,538
                                                                 --------------
BROADCASTING/MEDIA: 0.98%
     5,170,000          AOL Time Warner, Inc.,                        5,353,333
                        6.125%, 04/15/2006
                                                                 --------------
Total Broadcasting/Media
(Cost $5,372,518)                                                     5,353,333
                                                                 --------------
CABLE: 1.39%
     3,205,000          Comcast Cable Communications                  3,544,570
                        Inc.,
                        8.375%, 05/01/2007
     3,645,000          British Sky Broadcasting Group                3,998,601
                        plc,
                        6.875%, 02/23/2009
                                                                 --------------

Total Cable
(Cost $7,483,726)                                                $    7,543,171
                                                                 --------------
COMMUNICATIONS: 1.38%
     2,650,000          Sprint Capital Corp.,                         2,773,479
                        6.00%, 01/15/2007
     4,760,000          SBC Communications, Inc.,                     4,751,313
                        4.125%, 09/15/2009
                                                                 --------------
Total Communications
(Cost $7,530,163)                                                     7,524,792
                                                                 --------------
ENERGY: 0.47%
     2,615,000          Valero Energy Corp.,                          2,549,468
                        3.50%, 04/01/2009
                                                                 --------------
Total Energy
(Cost $2,604,574)                                                     2,549,468
                                                                 --------------
FINANCIAL: 4.64%
     2,450,000          Ford Motor Credit Co.,                       2,470,925
                        7.50%, 03/15/2005
     5,445,000          General Motors Acceptance                    5,585,917
                        Corp., Medium-Term Note,
                        6.75%, 01/15/2006
     5,180,000          CIT Group Inc.,                              5,593,115
                        7.375%, 04/02/2007
     5,640,000          Goldman Sachs Group Inc.,                    5,710,884
                        4.125%, 01/15/2008
     5,735,000          Ford Motor Credit Co.,                       5,862,128
                        5.625%, 10/01/2008
                                                                 --------------
Total Financial
(Cost $25,153,611)                                                   25,222,969
                                                                 --------------
FOOD/BEVERAGE: 0.58%
    3,155,000           Kraft Foods, Inc.,                            3,137,736
                        4.125%, 11/12/2009
                                                                 --------------
Total Food/Beverage
(Cost $3,140,021)                                                     3,137,736
                                                                 --------------

HEALTHCARE: 1.24%
   $ 3,450,000          Anthem Inc.,                             $    3,430,870
                        3.50%, 09/01/2007
     3,310,000          Wellpoint, Inc., Rule 144A,                   3,308,262
                        3.75%, 12/14/2007,
                        (Note B)
                                                                 --------------
Total Healthcare
(Cost $6,753,143)                                                     6,739,132
                                                                 --------------
PAPER/PACKAGING: 0.23%
     1,179,000          Weyerhaeuser Co.,                             1,241,418
                        6.125%, 03/15/2007
                                                                 --------------
Total Paper/Packaging
(Cost $1,255,119)                                                     1,241,418
                                                                 --------------
PUBLIC UTILITIES-ELECTRIC & GAS: 1.17%
     4,500,000          CenterPoint Energy Resources                  4,618,525
                        Corp., Series B, 8.125%,
                        7/15/2005
     1,800,000          Pacific Gas & Electric Co.,                   1,770,113
                        3.60%, 03/01/2009
                                                                 --------------
Total Public Utilities-Electric & Gas
(Cost $6,407,387)                                                     6,388,638
                                                                 --------------
PUBLIC UTILITIES - TELEPHONE: 0.77%
     4,200,000          Telecom Italia Capital Corp.,                 4,183,935
                        4.00%, 11/15/2008
                                                                 --------------
Total Public Utilities - Telephone
(Cost $4,198,452)                                                     4,183,935
                                                                 --------------
SUPERMARKET/DRUG: 0.63%
     3,470,000          Safeway, Inc.,                                3,449,624
                        4.125%, 11/01/2008
                                                                 --------------
Total Supermarket/Drug
(Cost $3,468,886)                                                     3,449,624
                                                                 --------------
ASSET-BACKED SECURITIES: 7.38%
     3,500,000          Winston Funding Ltd., Series                  3,510,955
                        2003-1 Class A2, Rule 144A,
                        3.00%, 04/23/2009,
                        (Notes A & B)
     2,148,999          Residential Asset Securities                  2,148,999
                        Corp., Series 2004-KS7 Class
                        AI1, 2.568%, 10/25/2021,
                        (Note A)

   $ 1,620,457          Residential Asset Mortgage                $   1,619,193
                        Products Inc., Series 2004-RS6
                        Class AI1, 2.568%, 08/25/2022,
                        (Note A)
     1,259,761          Residential Asset Mortgage                    1,259,169
                        Products Inc., Series 2004-RS2
                        Class AI1, 2.548%, 01/25/2024,
                        (Note A)
       697,628          First Franklin Mortgage Loan                    697,740
                        Asset-Backed Certificates,
                        Series 2000-FF1 Class A,
                        2.648%, 09/25/2030,
                        (Note A)
       917,926          Countrywide Asset-Backed                        919,505
                        Certificates, Series 2003-BC1
                        Class A, 2.818%, 03/25/2033,
                        (Note A)
     3,300,424          Residential Asset Securities                  3,302,999
                        Corp., Series 2003-KS3 Class
                        A2, 2.718%, 05/25/2033,
                        (Note A)
     5,435,513          Renaissance Home Equity Loan                  5,443,992
                        Trust, Series 2003-2 Class A,
                        2.858%, 08/25/2033,
                        (Note A)
     1,774,792          Centex Home Equity, Series                    1,776,319
                        2003-C Class AV, 2.718%,
                        09/25/2033,
                        (Note A)
       241,803          Structured Asset Securities                     241,822
                        Corp., Series 2003-S2 Class
                        A1, 2.668%, 12/25/2033,
                        (Note A)
     5,388,286          Ace Securities Corp., Series                  5,386,616
                        2003-0P1 Class A2, 2.778%,
                        12/25/2033,
                        (Note A)
     1,346,332          Ameriquest Mortgage Securities                1,346,332
                        Inc., Series 2004-R4 Class A2,
                        2.528%, 06/25/2034,
                        (Note A)
     2,649,539          Equity One ABS Inc., Series                   2,649,115
                        2004-3 Class AF1, 2.578%,
                        07/25/2034,
                        (Note A)
     6,700,000          Long Beach Mortgage Loan                      6,701,809
                        Trust, Series 2004-3 Class M2,
                        3.018%, 07/25/2034,
                        (Note A)
     3,117,503          Merrill Lynch Mortgage                        3,121,150
                        Investors Inc., Series
                        2004-WMC1 Class A2, 2.718%,
                        10/25/2034,
                        (Note A)
                                                                 --------------

Total Asset-Backed Securities
(Cost $40,110,016)                                               $   40,125,715
                                                                 --------------
COMMERCIAL MORTGAGE-BACKED SECURITIES: 4.98%
     5,201,000          Greenwich Capital Commercial                  5,210,778
                        Funding Corp., Series 2003-FL1
                        Class B, Rule 144A, 2.961%,
                        07/05/2018,
                        (Notes A & B)
     3,310,000          LB-UBS Commercial Mortgage                    3,293,218
                        Trust, Series 2004-C7, Class
                        A2, 3.992%, 10/15/2029
     6,879,522          Asset Securitization Corp.,                   7,255,969
                        Series 1996-MD6 Class A1C,
                        7.04%, 11/13/2029
     2,497,500          Asset Securitization Corp.,                   2,620,552
                        Series 1997-MD7 Class A1B,
                        7.41%, 01/13/2030
       732,791          Commercial Mortgage Acceptance                  741,035
                        Corp., Series 1997-ML1 Class
                        A2, 6.53%, 12/15/2030
     7,675,000          Nomura Asset Securities Corp.,                7,991,440
                        Series 1996-MD5 Class A1B,
                        7.12%, 04/13/2039
                                                                 --------------
Total Commercial Mortgage-Backed Securities
(Cost $27,538,356)                                                   27,112,992
                                                                 --------------

INVESTMENT SUMMARY
Total Investments (Cost
$609,462,040)                             111.77%                $  607,904,684
(Note D, below)
Cash and Other Assets, Less
Liabilities                               (11.77)                   (64,007,534)
                                                                 --------------
Net Assets                                   100%                $  543,897,150
                                                                 --------------

            (A)   Variable rate coupon, rate shown as of December 31, 2004.
            (B) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considererd liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the aggregate market value of these securities amounted to $15,702,399 or 2.89% of net assets.
            (C)   When-issued security.
            (D) At December 31, 2004, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $712,850 and gross unrealized depreciation of investments was $2,270,206, resulting in net unrealized depreciation of $1,557,356.

                  Explanation of abbreviations:

                  TBA- To Be Announced

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT
      -----------       ----------------------

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund, Inc.

By:   /s/ Roger Hertog
      ----------------
      Roger Hertog
      President

Date: February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Roger Hertog
      ----------------
      Roger Hertog
      President

Date: February 28, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: February 28, 2005